NYLI VP Balanced Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 31.6%
Asset-Backed Securities 0.6%
Other Asset-Backed Securities 0.6%
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
6.40% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	$ 600,000	$ 600,000
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
5.964% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	800,000	801,282
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.803% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	444,444	444,861
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	239,180	218,965
		2,065,108
Total Asset-Backed Securities (Cost $2,081,118)		2,065,108
Corporate Bonds 14.3%
Aerospace & Defense 0.2%
BAE Systems plc
5.125%, due 3/26/29 (a)	670,000	680,319
HEICO Corp.
5.35%, due 8/1/33	170,000	171,703
		852,022
Auto Manufacturers 0.5%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	255,000	257,648
Ford Motor Co.
3.25%, due 2/12/32 (c)	175,000	144,225
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	355,000	350,451
5.875%, due 11/7/29	245,000	242,328
6.054%, due 11/5/31	205,000	200,841
General Motors Financial Co., Inc.
6.05%, due 10/10/25	505,000	508,103
		1,703,596
Banks 5.0%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	315,000	322,120
Banco Santander SA
5.565%, due 1/17/30	600,000	615,810
Bank of America Corp. (d)
1.734%, due 7/22/27	845,000	814,455
2.087%, due 6/14/29 (c)	675,000	624,160
5.202%, due 4/25/29	530,000	538,452

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp. (d)
5.511%, due 1/24/36	$ 145,000	$ 147,570
5.518%, due 10/25/35	140,000	137,361
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (d)	140,000	152,921
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	325,000	345,243
BNP Paribas SA (a)(d)
5.283%, due 11/19/30	460,000	464,829
5.786%, due 1/13/33	365,000	373,197
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	155,000	155,525
5.61%, due 9/29/26 (d)	885,000	889,241
6.174%, due 5/25/34 (d)	325,000	333,116
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (d)	210,000	223,452
Credit Agricole SA
5.862%, due 1/9/36 (a)(d)	280,000	286,453
Deutsche Bank AG
7.079%, due 2/10/34 (d)	210,000	221,227
Goldman Sachs Group, Inc. (The) (d)
5.016%, due 10/23/35	150,000	145,853
5.207%, due 1/28/31	215,000	217,925
6.484%, due 10/24/29	275,000	290,485
HSBC Holdings plc (d)
6.547%, due 6/20/34	260,000	271,187
7.39%, due 11/3/28	395,000	419,800
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (d)	435,000	439,629
JPMorgan Chase & Co. (d)
5.012%, due 1/23/30	475,000	480,275
5.04%, due 1/23/28	490,000	494,253
5.571%, due 4/22/28 (c)	235,000	239,696
5.581%, due 4/22/30 (c)	470,000	484,786
KeyCorp
5.121%, due 4/4/31 (d)	430,000	431,888
Lloyds Banking Group plc (b)
5.59% (1 Year Treasury Constant Maturity Rate + 1.20%), due 11/26/35	200,000	200,797
5.679% (1 Year Treasury Constant Maturity Rate + 1.75%), due 1/5/35	320,000	323,669
Morgan Stanley (d)
4.679%, due 7/17/26	1,150,000	1,149,758
5.173%, due 1/16/30	125,000	126,657
5.32%, due 7/19/35	150,000	150,016
5.656%, due 4/18/30	245,000	252,585
Morgan Stanley Bank NA
4.754%, due 4/21/26	340,000	341,071
4.952%, due 1/14/28 (d)	250,000	251,564

	Principal Amount	Value
Corporate Bonds
Banks
National Australia Bank Ltd.
5.902% (1 Year Treasury Constant Maturity Rate + 1.30%), due 1/14/36 (a)(b)	$ 290,000	$ 294,274
PNC Financial Services Group, Inc. (The) (d)
6.615%, due 10/20/27	430,000	443,136
6.875%, due 10/20/34	60,000	66,339
Societe Generale SA
6.10% (1 Year Treasury Constant Maturity Rate + 1.60%), due 4/13/33 (a)(b)	365,000	373,838
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	270,000	267,400
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	244,538
Truist Financial Corp.
5.122%, due 1/26/34 (d)	130,000	127,663
U.S. Bancorp (d)
4.653%, due 2/1/29	135,000	135,082
6.787%, due 10/26/27	305,000	315,129
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	265,000	269,810
6.442%, due 8/11/28 (d)	440,000	456,427
Wells Fargo & Co. (d)
5.198%, due 1/23/30	690,000	701,561
5.499%, due 1/23/35	300,000	304,080
		17,356,303
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	270,000	263,416
Keurig Dr Pepper, Inc.
Series 10
5.20%, due 3/15/31	100,000	101,938
		365,354
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	250,000	254,496
5.25%, due 3/2/30	245,000	250,589
		505,085
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	325,000	311,250
Computers 0.1%
Dell International LLC
4.85%, due 2/1/35	105,000	100,161
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29 (c)	210,000	207,739
		307,900

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 0.8%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	$ 425,000	$ 420,377
Ally Financial, Inc.
6.992%, due 6/13/29 (d)	340,000	354,643
American Express Co.
6.489%, due 10/30/31 (d)	305,000	329,603
Ares Management Corp.
6.375%, due 11/10/28	335,000	353,256
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	500,000	517,061
Capital One Financial Corp.
6.183%, due 1/30/36 (d)	265,000	264,389
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)(d)	370,000	390,283
Intercontinental Exchange, Inc.
3.625%, due 9/1/28	100,000	97,328
		2,726,940
Electric 1.6%
AEP Texas, Inc.
4.70%, due 5/15/32	45,000	43,808
American Electric Power Co., Inc.
5.625%, due 3/1/33	175,000	179,473
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	35,000	33,534
Arizona Public Service Co.
5.55%, due 8/1/33	330,000	334,047
Duke Energy Carolinas LLC
4.95%, due 1/15/33	170,000	170,043
Duke Energy Corp.
2.45%, due 6/1/30	195,000	173,872
4.50%, due 8/15/32	130,000	125,386
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	60,870
Entergy Arkansas LLC
5.15%, due 1/15/33	180,000	181,987
Entergy Louisiana LLC
5.15%, due 9/15/34	300,000	299,097
Florida Power & Light Co.
5.05%, due 4/1/28	520,000	530,014
Georgia Power Co.
4.65%, due 5/16/28	605,000	608,918
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	260,000	264,639
Pacific Gas and Electric Co.
5.45%, due 6/15/27	320,000	323,268
6.10%, due 1/15/29	190,000	196,290

	Principal Amount	Value
Corporate Bonds
Electric
Pacific Gas and Electric Co.
6.15%, due 1/15/33	$ 365,000	$ 375,929
6.40%, due 6/15/33	90,000	94,062
PECO Energy Co.
4.90%, due 6/15/33 (c)	245,000	244,017
Southern California Edison Co.
5.30%, due 3/1/28	310,000	313,728
5.95%, due 11/1/32	310,000	318,308
Southern Co. (The)
5.15%, due 10/6/25	190,000	190,681
5.70%, due 10/15/32	90,000	93,547
Virginia Electric and Power Co.
5.05%, due 8/15/34	300,000	296,770
Xcel Energy, Inc.
5.50%, due 3/15/34	230,000	230,949
		5,683,237
Electronics 0.2%
Amphenol Corp.
5.00%, due 1/15/35	295,000	294,527
Honeywell International, Inc.
5.00%, due 3/1/35	300,000	298,874
		593,401
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	192,000	180,817
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	380,000	346,243
Food 0.2%
Kraft Heinz Foods Co.
3.75%, due 4/1/30	105,000	100,513
Tyson Foods, Inc.
5.40%, due 3/15/29	420,000	429,545
		530,058
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	420,000	359,711
Southwest Gas Corp.
5.45%, due 3/23/28	180,000	183,609
		543,320

	Principal Amount	Value
Corporate Bonds
Healthcare-Products 0.1%
Solventum Corp.
5.45%, due 2/25/27	$ 480,000	$ 486,913
Healthcare-Services 0.2%
Elevance Health, Inc.
4.75%, due 2/15/30	255,000	256,363
HCA, Inc.
3.625%, due 3/15/32	420,000	379,692
		636,055
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	511,000	483,974
Insurance 0.6%
Corebridge Global Funding (a)
5.20%, due 1/12/29	430,000	436,892
5.20%, due 6/24/29	275,000	279,451
GA Global Funding Trust
5.40%, due 1/13/30 (a)	510,000	519,622
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	340,000	345,748
RGA Global Funding
6.00%, due 11/21/28 (a)	555,000	580,813
		2,162,526
Internet 0.1%
Amazon.com, Inc.
2.10%, due 5/12/31	355,000	309,445
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	350,000	353,466
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	605,000	522,350
6.384%, due 10/23/35	295,000	298,957
Paramount Global
4.20%, due 5/19/32	280,000	251,097
		1,072,404
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	155,000	156,428

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	$ 169,000	$ 157,536
Oil & Gas 0.2%
Occidental Petroleum Corp.
5.20%, due 8/1/29	455,000	454,696
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33 (c)	325,000	342,468
		797,164
Pharmaceuticals 0.3%
AbbVie, Inc.
2.95%, due 11/21/26	190,000	185,986
5.05%, due 3/15/34	305,000	307,161
Merck & Co., Inc.
2.15%, due 12/10/31	235,000	202,201
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	175,000	173,077
		868,425
Pipelines 0.6%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	215,000	223,411
Energy Transfer LP
3.75%, due 5/15/30	150,000	141,825
5.75%, due 2/15/33	165,000	168,839
Enterprise Products Operating LLC
4.85%, due 1/31/34	330,000	325,035
MPLX LP
5.50%, due 6/1/34	305,000	303,871
Targa Resources Corp.
5.50%, due 2/15/35	200,000	198,817
Targa Resources Partners LP
5.50%, due 3/1/30	595,000	600,545
		1,962,343
Real Estate Investment Trusts 0.5%
American Tower Corp.
2.10%, due 6/15/30	515,000	450,326
CubeSmart LP
2.25%, due 12/15/28	290,000	265,604
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	250,000	229,056
5.50%, due 4/15/35	290,000	284,156
5.70%, due 7/1/34	230,000	230,117

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Simon Property Group LP
1.75%, due 2/1/28	$ 375,000	$ 348,080
		1,807,339
Retail 0.3%
Home Depot, Inc. (The)
1.875%, due 9/15/31	310,000	262,701
4.95%, due 6/25/34	145,000	145,487
Lowe's Cos., Inc.
4.80%, due 4/1/26	245,000	245,716
5.00%, due 4/15/33	170,000	169,292
5.15%, due 7/1/33	85,000	85,560
		908,756
Semiconductors 0.3%
Broadcom, Inc.
2.60%, due 2/15/33 (a)	95,000	80,064
5.05%, due 4/15/30	365,000	369,849
Intel Corp.
5.125%, due 2/10/30	235,000	236,652
5.15%, due 2/21/34	155,000	152,218
QUALCOMM, Inc.
2.15%, due 5/20/30	410,000	367,465
		1,206,248
Software 0.4%
Fiserv, Inc.
5.375%, due 8/21/28	655,000	669,988
Oracle Corp.
2.95%, due 4/1/30	395,000	362,885
4.30%, due 7/8/34	250,000	232,529
		1,265,402
Telecommunications 0.5%
AT&T, Inc.
2.25%, due 2/1/32	60,000	50,605
4.35%, due 3/1/29	775,000	767,224
T-Mobile USA, Inc.
2.625%, due 4/15/26	545,000	534,205
2.625%, due 2/15/29	130,000	120,328
Verizon Communications, Inc.
2.10%, due 3/22/28	300,000	280,426
4.016%, due 12/3/29	2,000	1,946
		1,754,734
Transportation 0.3%
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	340,000	342,098

	Principal Amount	Value
Corporate Bonds
Transportation
Norfolk Southern Corp.
3.00%, due 3/15/32	$ 200,000	$ 177,903
Union Pacific Corp.
2.80%, due 2/14/32	200,000	177,782
United Parcel Service, Inc.
4.45%, due 4/1/30	180,000	180,374
5.15%, due 5/22/34	300,000	304,509
		1,182,666
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
5.75%, due 5/24/26 (a)	190,000	192,128
Total Corporate Bonds (Cost $49,240,990)		49,769,478
Foreign Government Bond 0.1%
France 0.1%
Electricite de France SA
5.65%, due 4/22/29 (a)	295,000	304,263
Total Foreign Government Bond (Cost $294,652)		304,263
Mortgage-Backed Securities 0.2%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	446,746
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(e)	379,603	382,760
Total Mortgage-Backed Securities (Cost $893,003)		829,506
U.S. Government & Federal Agencies 16.4%
United States Treasury Notes 16.4%
U.S. Treasury Notes
2.75%, due 6/30/25	750,000	747,305
3.50%, due 9/15/25	750,000	747,662
3.875%, due 3/15/28	10,425,000	10,423,371
4.00%, due 2/28/30	5,225,000	5,236,838
4.125%, due 2/28/27	25,100,000	25,195,106

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.125%, due 2/29/32	$ 11,100,000	$ 11,129,484
4.625%, due 2/15/35	3,490,000	3,605,606
		57,085,372
Total U.S. Government & Federal Agencies (Cost $56,877,049)		57,085,372
Total Long-Term Bonds (Cost $109,386,812)		110,053,727

	Shares

Common Stocks 58.9%
Aerospace & Defense 1.5%
BAE Systems plc (United Kingdom)	104,446	2,113,512
L3Harris Technologies, Inc.	15,343	3,211,443
		5,324,955
Automobile Components 0.8%
Gentex Corp.	113,620	2,647,346
Banks 4.6%
JPMorgan Chase & Co.	32,248	7,910,434
M&T Bank Corp.	16,056	2,870,010
PNC Financial Services Group, Inc. (The)	15,642	2,749,394
Regions Financial Corp.	118,179	2,568,030
		16,097,868
Beverages 1.3%
Keurig Dr Pepper, Inc.	74,002	2,532,349
Pernod Ricard SA, Sponsored ADR (France) (c)	92,384	1,829,203
		4,361,552
Biotechnology 1.1%
Gilead Sciences, Inc.	34,477	3,863,148
Building Products 1.5%
Fortune Brands Innovations, Inc.	29,384	1,788,898
Johnson Controls International plc	44,126	3,534,934
		5,323,832
Capital Markets 4.7%
Ares Management Corp.	13,578	1,990,670
KKR & Co., Inc.	27,384	3,165,864
LPL Financial Holdings, Inc.	8,091	2,646,890
Morgan Stanley	28,531	3,328,712
Nasdaq, Inc.	30,657	2,325,640

	Shares	Value
Common Stocks
Capital Markets
Raymond James Financial, Inc.	21,269	$ 2,954,477
		16,412,253
Chemicals 0.7%
Axalta Coating Systems Ltd. (f)	72,361	2,400,214
Communications Equipment 2.2%
Cisco Systems, Inc.	82,185	5,071,636
F5, Inc. (f)	9,488	2,526,370
		7,598,006
Consumer Staples Distribution & Retail 0.8%
U.S. Foods Holding Corp. (f)	43,464	2,845,153
Diversified Consumer Services 0.8%
H&R Block, Inc.	49,589	2,722,932
Electric Utilities 0.9%
American Electric Power Co., Inc.	29,853	3,262,037
Electrical Equipment 1.0%
Emerson Electric Co.	30,126	3,303,015
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	46,349	2,121,857
Food Products 0.8%
Archer-Daniels-Midland Co.	54,130	2,598,781
Gas Utilities 1.1%
Atmos Energy Corp.	23,564	3,642,523
Ground Transportation 0.5%
Knight-Swift Transportation Holdings, Inc.	40,074	1,742,818
Health Care Equipment & Supplies 1.0%
Boston Scientific Corp. (f)	33,674	3,397,033
Health Care Providers & Services 4.5%
Centene Corp. (f)	57,478	3,489,489
Elevance Health, Inc.	10,234	4,451,381
UnitedHealth Group, Inc.	14,920	7,814,350
		15,755,220

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 0.6%
Starbucks Corp.	21,609	$ 2,119,627
Household Durables 0.5%
Lennar Corp., Class A	13,720	1,574,782
Industrial Conglomerates 0.8%
3M Co.	18,995	2,789,606
Insurance 4.0%
American International Group, Inc.	49,919	4,339,958
Everest Group Ltd.	6,572	2,387,805
Marsh & McLennan Cos., Inc.	14,778	3,606,275
MetLife, Inc.	45,686	3,668,129
		14,002,167
Interactive Media & Services 0.5%
Alphabet, Inc., Class C	12,120	1,893,508
IT Services 1.0%
Amdocs Ltd.	39,697	3,632,276
Machinery 1.5%
Middleby Corp. (The) (f)	16,307	2,478,338
PACCAR, Inc.	27,549	2,682,446
		5,160,784
Multi-Utilities 1.8%
Sempra	46,372	3,309,106
WEC Energy Group, Inc.	28,011	3,052,639
		6,361,745
Oil, Gas & Consumable Fuels 5.7%
Antero Resources Corp. (f)	68,027	2,751,012
ConocoPhillips	35,223	3,699,119
Coterra Energy, Inc.	106,521	3,078,457
Diamondback Energy, Inc.	16,465	2,632,424
EOG Resources, Inc.	22,038	2,826,153
Marathon Petroleum Corp.	18,624	2,713,331
Targa Resources Corp.	10,059	2,016,528
		19,717,024
Personal Care Products 1.6%
Kenvue, Inc.	120,350	2,885,993
Unilever plc, Sponsored ADR (United Kingdom)	46,290	2,756,570
		5,642,563

	Shares	Value
Common Stocks
Pharmaceuticals 5.4%
AstraZeneca plc, Sponsored ADR (United Kingdom)	39,437	$ 2,898,619
Johnson & Johnson	39,750	6,592,140
Merck & Co., Inc.	35,087	3,149,409
Pfizer, Inc.	158,117	4,006,685
Roche Holding AG	6,928	2,277,944
		18,924,797
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc.	12,256	2,052,022
NXP Semiconductors NV (Netherlands)	13,417	2,550,035
		4,602,057
Software 0.7%
Adobe, Inc. (f)	5,866	2,249,787
Specialized REITs 1.7%
Crown Castle, Inc.	26,500	2,762,095
Gaming and Leisure Properties, Inc.	64,419	3,278,927
		6,041,022
Specialty Retail 1.4%
Dick's Sporting Goods, Inc.	13,382	2,697,276
Industria de Diseno Textil SA, ADR (Spain)	84,459	2,111,475
		4,808,751
Total Common Stocks (Cost $172,864,613)		204,941,039
Exchange-Traded Funds 8.4%
iShares Intermediate Government/Credit Bond ETF	127,373	13,504,086
Vanguard Intermediate-Term Treasury ETF	245,456	14,580,086
Vanguard Russell 1000 Value	14,424	1,190,557
Total Exchange-Traded Funds (Cost $28,722,727)		29,274,729
Short-Term Investments 0.5%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.164% (g)	1,695,273	1,695,273

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.376% (g)(h)	223,225	$ 223,225
Total Short-Term Investments (Cost $1,918,498)		1,918,498
Total Investments (Cost $312,892,650)	99.4%	346,187,993
Other Assets, Less Liabilities	0.6	2,000,639
Net Assets	100.0%	$ 348,188,632

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2025.
(c)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $214,715. The Portfolio received cash collateral with a value of $223,225.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2025.
(e)	Step coupon—Rate shown was the rate in effect as of March 31, 2025.
(f)	Non-income producing security.
(g)	Current yield as of March 31, 2025.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,731	$ 8,051	$ (10,087)	$ —	$ —	$ 1,695	$ 35	$ —	1,695
Futures Contracts
As of March 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	63	June 2025	$ 6,746,522	$ 6,813,844	$ 67,322
U.S. Treasury Long Bonds	1	June 2025	116,253	117,281	1,028
U.S. Treasury Ultra Bonds	6	June 2025	722,387	733,500	11,113
Total Long Contracts					79,463
Short Contracts
U.S. Treasury 2 Year Notes	(16)	June 2025	(3,305,653)	(3,314,750)	(9,097)
U.S. Treasury 10 Year Notes	(4)	June 2025	(441,899)	(444,875)	(2,976)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 10 Year Ultra Bonds	(14)	June 2025	$ (1,589,897)	$ (1,597,750)	$ (7,853)
Total Short Contracts					(19,926)
Net Unrealized Appreciation					$ 59,537

1.	As of March 31, 2025, cash in the amount of $87,370 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 2,065,108	$ —	$ 2,065,108
Corporate Bonds	—	49,769,478	—	49,769,478
Foreign Government Bond	—	304,263	—	304,263
Mortgage-Backed Securities	—	829,506	—	829,506
U.S. Government & Federal Agencies	—	57,085,372	—	57,085,372
Total Long-Term Bonds	—	110,053,727	—	110,053,727
Common Stocks
Aerospace & Defense	3,211,443	2,113,512	—	5,324,955
Pharmaceuticals	16,646,853	2,277,944	—	18,924,797
All Other Industries	180,691,287	—	—	180,691,287
Total Common Stocks	200,549,583	4,391,456	—	204,941,039
Exchange-Traded Funds	29,274,729	—	—	29,274,729
Short-Term Investments
Affiliated Investment Company	1,695,273	—	—	1,695,273
Unaffiliated Investment Company	223,225	—	—	223,225
Total Short-Term Investments	1,918,498	—	—	1,918,498
Total Investments in Securities	231,742,810	114,445,183	—	346,187,993
Other Financial Instruments
Futures Contracts (b)	79,463	—	—	79,463
Total Investments in Securities and Other Financial Instruments	$ 231,822,273	$ 114,445,183	$ —	$ 346,267,456
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (19,926)	$ —	$ —	$ (19,926)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Bond Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.4%
Asset-Backed Securities 6.5%
Home Equity Asset-Backed Securities 0.1%
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (a)	$ 816	$ 812
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
4.25%, due 10/25/30 (a)	379,424	188,722
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (a)	738,147	212,177
		401,711
Other Asset-Backed Securities 6.4%
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.698% (3 Month SOFR + 1.35%), due 1/25/38 (b)(c)	2,500,000	2,495,918
Capital Automotive REIT
Series 2024-2A, Class A2
5.25%, due 5/15/54 (b)	1,731,771	1,717,603
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A2
2.48%, due 12/15/50 (b)	1,937,500	1,658,607
CARS-DB7 LP
Series 2023-1A, Class A2
6.50%, due 9/15/53 (b)	1,717,188	1,741,078
Cedar Funding XIX CLO Ltd.
Series 2024-19A, Class B
5.941% (3 Month SOFR + 1.70%), due 1/23/38 (b)(c)	2,000,000	1,996,858
Cloud Capital Holdco LP
Series 2024-1A, Class A2
5.781%, due 11/22/49 (b)	2,000,000	2,017,845
College Ave Student Loans LLC (b)
Series 2024-B, Class A1A
5.69%, due 8/25/54	2,376,600	2,429,216
Series 2023-A, Class C
6.06%, due 5/25/55	2,000,000	2,037,884
CyrusOne Data Centers Issuer I LLC (b)
Series 2023-1A, Class A2
4.30%, due 4/20/48	2,750,000	2,675,733
Series 2025-1A, Class A2
5.91%, due 2/20/50	2,250,000	2,282,716
Galaxy 30 CLO Ltd.
Series 2022-30A, Class BR
6.096% (3 Month SOFR + 1.70%), due 1/15/38 (b)(c)	2,000,000	1,999,834
Navient Private Education Refi Loan Trust
Series 2021-DA, Class D
4.00%, due 4/15/60 (b)	2,495,844	2,382,951

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Owl Rock CLO XIV LLC
Series 2023-14A, Class A
6.693% (3 Month SOFR + 2.40%), due 10/20/35 (b)(c)	$ 2,500,000	$ 2,511,963
Rad CLO 9 Ltd.
Series 2020-9A, Class BR
6.052% (3 Month SOFR + 1.75%), due 1/15/38 (b)(c)	1,490,000	1,487,927
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (b)	2,000,000	2,027,726
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (b)	1,434,155	1,360,794
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (b)	3,079,846	3,028,038
Voya CLO Ltd.
Series 2022-4A, Class BR
6.243% (3 Month SOFR + 1.95%), due 4/20/37 (b)(c)	2,000,000	2,004,712
		37,857,403
Total Asset-Backed Securities (Cost $38,316,360)		38,259,114
Corporate Bonds 43.7%
Aerospace & Defense 0.9%
BAE Systems plc (b)
5.125%, due 3/26/29	1,380,000	1,401,254
5.50%, due 3/26/54	430,000	424,770
HEICO Corp.
5.35%, due 8/1/33	865,000	873,666
L3Harris Technologies, Inc.
5.40%, due 7/31/33	430,000	435,456
Lockheed Martin Corp.
4.75%, due 2/15/34	695,000	684,609
RTX Corp.
6.40%, due 3/15/54	1,225,000	1,340,900
		5,160,655
Auto Manufacturers 1.9%
Daimler Truck Finance North America LLC (b)
5.25%, due 1/13/30	150,000	151,558
5.625%, due 1/13/35	780,000	782,443
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	1,870,000	1,846,035
5.875%, due 11/7/29	1,245,000	1,231,424
6.054%, due 11/5/31	1,070,000	1,048,294
7.122%, due 11/7/33	1,780,000	1,819,017

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
General Motors Financial Co., Inc.
5.35%, due 1/7/30	$ 825,000	$ 823,566
6.05%, due 10/10/25	3,295,000	3,315,246
		11,017,583
Banks 14.4%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (b)(c)	1,655,000	1,692,410
Banco Santander SA
5.565%, due 1/17/30	1,400,000	1,436,890
6.033%, due 1/17/35	800,000	828,051
Bank of America Corp. (d)
1.734%, due 7/22/27	3,345,000	3,224,085
2.087%, due 6/14/29	1,590,000	1,470,243
5.511%, due 1/24/36	1,925,000	1,959,119
5.518%, due 10/25/35	1,435,000	1,407,948
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (d)	725,000	791,914
Barclays plc
5.335%, due 9/10/35 (d)	1,630,000	1,590,060
BNP Paribas SA (b)(d)
5.283%, due 11/19/30	1,805,000	1,823,947
5.786%, due 1/13/33	1,925,000	1,968,232
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (c)	810,000	812,744
5.61%, due 9/29/26 (d)	3,705,000	3,722,753
6.174%, due 5/25/34 (d)	1,640,000	1,680,954
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (d)	1,080,000	1,149,181
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (b)(c)	1,495,000	1,493,281
Credit Agricole SA
5.862%, due 1/9/36 (b)(d)	1,485,000	1,519,226
Deutsche Bank AG
7.079%, due 2/10/34 (d)	1,200,000	1,264,154
Goldman Sachs Group, Inc. (The) (d)
5.016%, due 10/23/35	790,000	768,159
5.207%, due 1/28/31	1,130,000	1,145,372
5.734%, due 1/28/56	375,000	373,499
6.484%, due 10/24/29	2,835,000	2,994,639
HSBC Holdings plc (d)
6.547%, due 6/20/34	1,320,000	1,376,795
7.39%, due 11/3/28	2,415,000	2,566,626
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (d)	2,260,000	2,284,049
JPMorgan Chase & Co. (d)
5.012%, due 1/23/30	1,675,000	1,693,601
5.04%, due 1/23/28	3,090,000	3,116,821

	Principal Amount	Value
Corporate Bonds
Banks
JPMorgan Chase & Co. (d)
5.571%, due 4/22/28	$ 1,115,000	$ 1,137,283
5.581%, due 4/22/30	2,235,000	2,305,310
KeyBank NA
4.90%, due 8/8/32	935,000	893,637
KeyCorp
5.121%, due 4/4/31 (d)	2,295,000	2,305,077
Lloyds Banking Group plc (c)
5.59% (1 Year Treasury Constant Maturity Rate + 1.20%), due 11/26/35	535,000	537,133
5.679% (1 Year Treasury Constant Maturity Rate + 1.75%), due 1/5/35	1,635,000	1,653,747
Morgan Stanley (d)
4.679%, due 7/17/26	2,590,000	2,589,456
5.173%, due 1/16/30	645,000	653,552
5.32%, due 7/19/35	735,000	735,076
5.466%, due 1/18/35	850,000	860,052
5.831%, due 4/19/35	715,000	740,930
Morgan Stanley Bank NA
4.754%, due 4/21/26	1,730,000	1,735,447
4.952%, due 1/14/28 (d)	895,000	900,598
National Australia Bank Ltd.
5.902% (1 Year Treasury Constant Maturity Rate + 1.30%), due 1/14/36 (b)(c)	760,000	771,201
National Securities Clearing Corp.
5.00%, due 5/30/28 (b)	1,490,000	1,510,515
PNC Financial Services Group, Inc. (The) (d)
5.812%, due 6/12/26	1,670,000	1,672,666
6.875%, due 10/20/34	620,000	685,500
Societe Generale SA
6.10% (1 Year Treasury Constant Maturity Rate + 1.60%), due 4/13/33 (b)(c)	1,925,000	1,971,612
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (c)	1,310,000	1,297,384
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)	1,005,000	983,045
Truist Financial Corp.
5.122%, due 1/26/34 (d)	825,000	810,168
U.S. Bancorp (d)
4.653%, due 2/1/29	700,000	700,427
6.787%, due 10/26/27	1,580,000	1,632,472
UBS Group AG (b)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (c)	800,000	814,521
5.699% (1 Year Treasury Constant Maturity Rate + 1.77%), due 2/8/35 (c)	760,000	779,331
6.442%, due 8/11/28 (d)	1,445,000	1,498,949
Wells Fargo & Co. (d)
4.54%, due 8/15/26	2,260,000	2,258,950
5.198%, due 1/23/30	1,125,000	1,143,849
5.244%, due 1/24/31	500,000	508,382
5.499%, due 1/23/35	2,550,000	2,584,684

	Principal Amount	Value
Corporate Bonds
Banks
Westpac Banking Corp.
5.618% (1 Year Treasury Constant Maturity Rate + 1.20%), due 11/20/35 (c)	$ 700,000	$ 695,315
		85,521,022
Beverages 1.0%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	1,770,000	1,772,242
Constellation Brands, Inc.
4.90%, due 5/1/33	1,595,000	1,556,103
Keurig Dr Pepper, Inc.
3.20%, due 5/1/30	825,000	766,883
Series 10
5.20%, due 3/15/31	1,045,000	1,065,253
PepsiCo, Inc.
2.625%, due 10/21/41	1,230,000	868,458
		6,028,939
Biotechnology 0.4%
Amgen, Inc.
4.875%, due 3/1/53	605,000	528,297
5.25%, due 3/2/30	805,000	823,365
5.25%, due 3/2/33	875,000	887,637
		2,239,299
Computers 0.3%
Dell International LLC
4.85%, due 2/1/35	1,335,000	1,273,481
Hewlett Packard Enterprise Co.
5.60%, due 10/15/54	305,000	290,185
		1,563,666
Diversified Financial Services 2.6%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	1,360,000	1,345,208
Ally Financial, Inc.
6.992%, due 6/13/29 (d)	1,750,000	1,825,370
American Express Co.
6.489%, due 10/30/31 (d)	1,585,000	1,712,856
Ares Management Corp.
6.375%, due 11/10/28	1,750,000	1,845,364
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (b)	3,000,000	3,102,365
Blue Owl Finance LLC
6.25%, due 4/18/34	1,225,000	1,254,587
Capital One Financial Corp.
6.183%, due 1/30/36 (d)	1,415,000	1,411,738
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (d)	1,945,000	2,051,620

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Intercontinental Exchange, Inc.
3.625%, due 9/1/28	$ 825,000	$ 802,956
		15,352,064
Electric 4.7%
AEP Texas, Inc.
5.40%, due 6/1/33	90,000	90,557
AEP Transmission Co. LLC
Series O
4.50%, due 6/15/52	235,000	195,573
American Electric Power Co., Inc.
5.625%, due 3/1/33	865,000	887,109
Arizona Public Service Co.
5.55%, due 8/1/33	1,700,000	1,720,848
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	505,000	480,347
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	375,317
Duke Energy Corp.
2.45%, due 6/1/30	960,000	855,983
5.00%, due 8/15/52	365,000	318,411
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	658,042
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	207,974
5.65%, due 4/1/53	110,000	108,098
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,713,714
Entergy Louisiana LLC
5.15%, due 9/15/34	1,500,000	1,495,483
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,599,105
Georgia Power Co.
4.30%, due 3/15/42	141,000	120,955
4.95%, due 5/17/33	1,735,000	1,723,032
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	1,345,000	1,368,999
NextEra Energy Capital Holdings, Inc.
6.50% (5 Year Treasury Constant Maturity Rate + 1.979%), due 8/15/55 (c)	600,000	611,663
NSTAR Electric Co.
4.55%, due 6/1/52	1,060,000	891,989
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	700,000	683,218
Pacific Gas and Electric Co.
5.45%, due 6/15/27	1,460,000	1,474,908
6.10%, due 1/15/29	675,000	697,346
6.40%, due 6/15/33	310,000	323,992
6.75%, due 1/15/53	400,000	417,726

	Principal Amount	Value
Corporate Bonds
Electric
Pacific Gas and Electric Co.
6.95%, due 3/15/34	$ 600,000	$ 650,161
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,249,966
Southern California Edison Co.
5.30%, due 3/1/28	760,000	769,139
5.70%, due 3/1/53	565,000	527,987
5.95%, due 11/1/32	885,000	908,718
Southern Co. (The)
5.15%, due 10/6/25	770,000	772,761
5.70%, due 10/15/32	370,000	384,583
Virginia Electric and Power Co.
5.05%, due 8/15/34	1,510,000	1,493,745
Xcel Energy, Inc.
5.50%, due 3/15/34	1,180,000	1,184,869
		27,962,318
Electronics 0.4%
Amphenol Corp.
5.00%, due 1/15/35	750,000	748,797
5.375%, due 11/15/54	415,000	408,923
Honeywell International, Inc.
5.00%, due 3/1/35	1,500,000	1,494,370
		2,652,090
Engineering & Construction 0.2%
Jacobs Engineering Group, Inc.
5.90%, due 3/1/33	540,000	555,034
6.35%, due 8/18/28	625,000	652,069
		1,207,103
Entertainment 0.2%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	535,000	503,838
5.141%, due 3/15/52	560,000	408,238
		912,076
Environmental Control 0.3%
Waste Connections, Inc.
2.60%, due 2/1/30	1,785,000	1,626,429
Food 0.4%
Kraft Heinz Foods Co.
4.875%, due 10/1/49	275,000	238,017
Tyson Foods, Inc.
5.40%, due 3/15/29	1,225,000	1,252,839
5.70%, due 3/15/34	775,000	794,123
		2,284,979

	Principal Amount	Value
Corporate Bonds
Gas 0.5%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	$ 1,945,000	$ 1,665,803
NiSource, Inc.
5.65%, due 2/1/45	590,000	574,386
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	453,922
		2,694,111
Healthcare-Products 0.4%
Solventum Corp.
5.90%, due 4/30/54	815,000	806,109
Thermo Fisher Scientific, Inc.
4.95%, due 11/21/32	1,305,000	1,320,996
		2,127,105
Healthcare-Services 0.7%
Cigna Group (The)
4.90%, due 12/15/48	870,000	757,698
Elevance Health, Inc.
5.20%, due 2/15/35	875,000	877,828
HCA, Inc.
3.625%, due 3/15/32	2,035,000	1,839,699
4.625%, due 3/15/52	85,000	67,670
UnitedHealth Group, Inc.
6.05%, due 2/15/63	825,000	849,889
		4,392,784
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	2,455,000	2,325,158
Insurance 2.1%
200 Park Funding Trust
5.74%, due 2/15/55 (b)	650,000	644,991
CNA Financial Corp.
5.125%, due 2/15/34	805,000	799,507
Corebridge Financial, Inc.
4.35%, due 4/5/42	190,000	158,881
Corebridge Global Funding
5.20%, due 1/12/29 (b)	2,230,000	2,265,743
GA Global Funding Trust
5.90%, due 1/13/35 (b)	1,565,000	1,586,729
Lincoln Financial Global Funding
5.30%, due 1/13/30 (b)	1,795,000	1,825,344
Metropolitan Life Global Funding I
5.15%, due 3/28/33 (b)	940,000	942,639
Pine Street Trust III
6.223%, due 5/15/54 (b)	840,000	860,054

	Principal Amount	Value
Corporate Bonds
Insurance
Prudential Financial, Inc.
3.935%, due 12/7/49	$ 225,000	$ 171,439
RGA Global Funding
6.00%, due 11/21/28 (b)	2,870,000	3,003,484
		12,258,811
Internet 0.5%
Amazon.com, Inc.
3.10%, due 5/12/51	950,000	645,299
3.95%, due 4/13/52	650,000	517,984
Meta Platforms, Inc.
4.45%, due 8/15/52	890,000	757,721
5.55%, due 8/15/64	800,000	787,120
		2,708,124
Investment Companies 0.3%
Blackstone Private Credit Fund
7.05%, due 9/29/25	1,870,000	1,888,517
Media 0.8%
Charter Communications Operating LLC
2.80%, due 4/1/31	3,110,000	2,685,141
5.50%, due 4/1/63	1,220,000	979,713
Comcast Corp.
4.60%, due 10/15/38	740,000	681,402
Paramount Global
4.85%, due 7/1/42	780,000	623,595
		4,969,851
Mining 0.1%
Newmont Corp.
5.35%, due 3/15/34	790,000	797,280
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.625%, due 10/15/47	410,000	306,933
Oil & Gas 0.8%
Occidental Petroleum Corp.
5.20%, due 8/1/29	2,395,000	2,393,401
6.45%, due 9/15/36	720,000	741,144
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33	1,595,000	1,680,725
		4,815,270
Pharmaceuticals 0.4%
AbbVie, Inc.
2.95%, due 11/21/26	850,000	832,041

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
AbbVie, Inc.
4.05%, due 11/21/39	$ 135,000	$ 118,388
5.05%, due 3/15/34	1,560,000	1,571,056
		2,521,485
Pipelines 2.2%
Cheniere Energy Partners LP
4.00%, due 3/1/31	1,280,000	1,200,416
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	879,923
Enterprise Products Operating LLC
4.80%, due 2/1/49	390,000	341,873
4.85%, due 1/31/34	1,210,000	1,191,795
Kinder Morgan, Inc.
5.45%, due 8/1/52	390,000	356,652
MPLX LP
5.50%, due 6/1/34	1,480,000	1,474,520
ONEOK, Inc.
5.55%, due 11/1/26	980,000	993,006
5.70%, due 11/1/54	505,000	472,668
5.85%, due 1/15/26	1,615,000	1,627,300
Targa Resources Corp.
5.50%, due 2/15/35	1,030,000	1,023,907
Targa Resources Partners LP
5.50%, due 3/1/30	3,075,000	3,103,658
Williams Cos., Inc. (The)
4.85%, due 3/1/48	570,000	492,856
		13,158,574
Real Estate Investment Trusts 1.3%
American Tower Corp.
2.10%, due 6/15/30	2,695,000	2,356,558
Crown Castle, Inc.
5.80%, due 3/1/34	1,225,000	1,248,690
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	750,000	687,168
5.50%, due 4/15/35	725,000	710,391
5.70%, due 7/1/34	1,195,000	1,195,608
Simon Property Group LP
1.75%, due 2/1/28	1,950,000	1,810,018
		8,008,433
Retail 1.0%
Alimentation Couche-Tard, Inc.
5.267%, due 2/12/34 (b)	1,545,000	1,527,552
AutoZone, Inc.
5.20%, due 8/1/33	905,000	902,752

	Principal Amount	Value
Corporate Bonds
Retail
Home Depot, Inc. (The)
3.30%, due 4/15/40	$ 1,260,000	$ 998,711
4.95%, due 9/15/52	1,070,000	981,625
Lowe's Cos., Inc.
3.00%, due 10/15/50	890,000	556,488
5.15%, due 7/1/33	450,000	452,967
5.75%, due 7/1/53	230,000	225,494
		5,645,589
Semiconductors 0.9%
Broadcom, Inc.
2.60%, due 2/15/33 (b)	490,000	412,963
3.137%, due 11/15/35 (b)	925,000	766,690
3.469%, due 4/15/34 (b)	835,000	735,013
5.05%, due 4/15/30	1,915,000	1,940,441
Intel Corp.
5.15%, due 2/21/34	535,000	525,398
5.70%, due 2/10/53	910,000	836,470
5.90%, due 2/10/63	195,000	182,752
QUALCOMM, Inc.
4.50%, due 5/20/52	260,000	221,954
		5,621,681
Software 1.1%
Fiserv, Inc.
5.375%, due 8/21/28	2,915,000	2,981,704
Oracle Corp.
2.95%, due 4/1/30	1,345,000	1,235,647
3.95%, due 3/25/51	360,000	264,407
4.30%, due 7/8/34	1,250,000	1,162,645
5.55%, due 2/6/53	850,000	794,460
		6,438,863
Telecommunications 1.4%
AT&T, Inc.
2.25%, due 2/1/32	1,695,000	1,429,606
3.50%, due 9/15/53	585,000	398,906
3.55%, due 9/15/55	797,000	540,131
3.80%, due 12/1/57	555,000	389,621
4.35%, due 3/1/29	1,174,000	1,162,221
Cisco Systems, Inc.
5.30%, due 2/26/54	870,000	851,614
T-Mobile USA, Inc.
2.625%, due 2/15/29	1,530,000	1,416,164
5.75%, due 1/15/34	370,000	385,410

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
4.50%, due 8/10/33	$ 705,000	$ 676,889
5.05%, due 5/9/33	1,285,000	1,290,713
		8,541,275
Transportation 0.8%
Burlington Northern Santa Fe LLC
5.20%, due 4/15/54	375,000	356,932
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	1,815,000	1,826,200
Norfolk Southern Corp.
3.00%, due 3/15/32	1,005,000	893,962
3.05%, due 5/15/50	605,000	395,563
United Parcel Service, Inc.
4.25%, due 3/15/49	480,000	393,136
5.50%, due 5/22/54	750,000	733,130
		4,598,923
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP (b)
5.75%, due 5/24/26	940,000	950,527
6.05%, due 8/1/28	670,000	695,426
		1,645,953
Total Corporate Bonds (Cost $257,501,720)		258,992,943
Foreign Government Bonds 0.3%
France 0.3%
Electricite de France SA (b)
5.65%, due 4/22/29	1,050,000	1,082,971
6.00%, due 4/22/64	585,000	552,978
6.375%, due 1/13/55	400,000	401,813
Total Foreign Government Bonds (Cost $1,986,540)		2,037,762
Mortgage-Backed Securities 11.1%
Agency (Collateralized Mortgage Obligations) 5.5%
FHLMC
REMIC, Series 5499, Class HS
1.51% (SOFR 30A + 5.85%), due 2/25/55 (c)(e)	28,091,222	1,771,202
REMIC, Series 5427, Class Z
5.50%, due 7/25/54	2,084,029	2,062,205
REMIC, Series 5517, Class MT
6.623% (SOFR 30A + 2.283%), due 3/25/55 (c)(f)	2,949,633	2,951,225
REMIC, Series 5517, Class MA
7.89% (SOFR 30A + 3.55%), due 3/25/55 (c)(f)	2,475,018	2,503,118

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5513, Class MQ
8.131% (SOFR 30A + 3.95%), due 6/25/54 (c)	$ 2,977,619	$ 3,041,110
FNMA
REMIC, Series 2024-46, Class BS
1.61% (SOFR 30A + 5.95%), due 7/25/54 (c)(e)	28,991,961	2,245,558
REMIC, Series 2024-81, Class MT
4.50%, due 11/25/54	1,338,581	1,286,558
REMIC, Series 2024-43, Class B
5.50%, due 7/25/54	2,250,000	2,261,872
REMIC, Series 2025-12, Class ET
8.64% (SOFR 30A + 4.30%), due 3/25/55 (c)	2,219,655	2,233,352
GNMA
REMIC, Series 2013-169, Class ZG
2.50%, due 11/16/43	2,824,758	2,385,216
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (e)	13,546,614	2,716,916
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	2,500,000	2,496,656
REMIC, Series 2023-111, Class ZL
6.00%, due 8/20/53	1,923,947	1,985,330
REMIC, Series 2025-41, Class MB
6.744% (SOFR 30A + 2.40%), due 11/20/54 (c)	2,500,000	2,496,884
		32,437,202
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.3%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, due 2/10/36 (b)	2,000,000	1,889,419
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (b)	1,999,609	1,889,958
CENT Trust
Series 2023-CITY, Class A
6.939% (1 Month SOFR + 2.62%), due 9/15/38 (b)(c)	2,400,000	2,404,483
FNMA, ACES
REMIC, Series 2019-M12, Class X3
0.603%, due 6/25/29 (e)(g)	77,000,000	1,766,534
GNMA (e)
REMIC, Series 2023-156, Class HI
0.69%, due 1/16/62 (h)	48,430,523	2,486,917
REMIC, Series 2024-32
0.705%, due 6/16/63 (g)	46,192,098	2,403,948
REMIC, Series 2021-106
0.856%, due 4/16/63 (g)	39,253,581	2,619,254
REMIC, Series 2025-21
0.945%, due 4/16/65 (g)	39,889,782	2,800,486

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
ORL Trust
Series 2024-GLKS, Class B
6.211% (1 Month SOFR + 1.892%), due 12/15/39 (b)(c)	$ 2,500,000	$ 2,498,438
SHR Trust
Series 2024-LXRY, Class A
6.269% (1 Month SOFR + 1.95%), due 10/15/41 (b)(c)	2,750,000	2,749,999
VLS Commercial Mortgage Trust
Series 2020-LAB, Class A
2.13%, due 10/10/42 (b)	2,500,000	2,037,959
		25,547,395
Whole Loan (Collateralized Mortgage Obligations) 1.3%
A&D Mortgage Trust (a)(b)
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	2,151,995	2,194,450
Series 2023-NQM4, Class A2
7.826%, due 9/25/68	1,565,088	1,596,584
PRKCM Trust
Series 2024-HOME1, Class A1
6.431%, due 5/25/59 (a)(b)	1,826,678	1,844,404
PRPM Trust
Series 2025-NQM1, Class A3
6.26%, due 11/25/69 (a)(b)	2,430,706	2,437,686
		8,073,124
Total Mortgage-Backed Securities (Cost $64,844,407)		66,057,721
U.S. Government & Federal Agencies 37.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.9%
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	1,234	1,273
6.50%, due 8/1/37	12,282	12,810
UMBS Pool, 30 Year
2.00%, due 1/1/52	3,001,377	2,414,349
2.00%, due 2/1/52	4,133,391	3,327,510
2.50%, due 7/1/50	3,770,580	3,193,875
2.50%, due 2/1/51	3,646,137	3,104,460
3.00%, due 5/1/51	4,143,561	3,673,826
3.50%, due 11/1/51	2,667,347	2,423,444
4.00%, due 10/1/52	2,572,246	2,414,426
5.00%, due 11/1/52	2,589,361	2,546,602
5.50%, due 8/1/53	1,538,856	1,557,706
6.00%, due 9/1/54	4,391,221	4,476,682
		29,146,963

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.6%
FNMA, Other
2.50%, due 9/1/63	$ 5,065,823	$ 4,126,642
4.00%, due 4/1/64	3,457,461	3,234,762
4.50%, due 9/1/63	1,895,767	1,818,362
UMBS, 15 Year
2.00%, due 7/1/36	2,866,099	2,606,672
UMBS, 30 Year
1.50%, due 11/1/50	3,963,154	2,998,544
2.00%, due 8/1/50	4,173,247	3,366,374
2.00%, due 12/1/50	3,754,458	3,029,615
2.00%, due 3/1/51	3,895,551	3,147,715
2.50%, due 5/1/43	209,504	181,203
2.50%, due 9/1/50	4,451,019	3,789,019
2.50%, due 8/1/51	2,399,883	2,039,125
2.50%, due 4/1/52	2,068,251	1,746,892
3.00%, due 5/1/52	4,842,812	4,253,833
3.50%, due 2/1/52	1,941,289	1,763,782
4.50%, due 7/1/52	1,684,907	1,622,501
5.00%, due 1/1/53	3,844,757	3,779,311
5.50%, due 11/1/52	3,353,889	3,372,115
5.50%, due 10/1/53	3,828,453	3,838,719
6.00%, due 11/1/52	2,563,547	2,626,632
6.50%, due 10/1/36	8,912	9,365
6.50%, due 8/1/37	1,727	1,797
7.00%, due 9/1/37	8,269	8,657
7.00%, due 10/1/37	222	235
7.00%, due 11/1/37	2,951	3,100
7.50%, due 7/1/28	1,612	1,614
UMBS, Single Family, 30 Year TBA (i)
2.00%, due 4/25/55	3,500,000	2,781,022
2.50%, due 4/25/55	3,500,000	2,910,025
3.00%, due 4/25/55	1,300,000	1,126,532
3.50%, due 4/25/55	2,200,000	1,983,964
4.50%, due 4/25/55	1,000,000	956,467
5.00%, due 4/25/55	2,250,000	2,205,114
5.50%, due 4/25/55	3,250,000	3,245,680
		68,575,390
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.9%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	18,239	17,496
4.00%, due 7/15/44	110,719	105,028
4.00%, due 7/15/45	49,652	47,324
4.50%, due 6/15/39	268,380	264,782
4.50%, due 6/15/40	109,462	107,571
GNMA II, 30 Year
2.00%, due 3/20/51	3,446,086	2,772,934
2.50%, due 1/20/52	73,582	62,792

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, 30 Year
2.50%, due 9/20/52	$ 23,343	$ 19,920
3.50%, due 5/20/52	2,916,165	2,684,312
4.50%, due 9/20/52	2,596,507	2,499,833
GNMA II, Single Family, 30 Year
2.50%, due 4/15/55 TBA (i)	2,250,000	1,918,895
3.00%, due 10/20/51	2,869,305	2,542,793
4.00%, due 4/20/52	1,949,114	1,827,911
5.00%, due 7/20/52	1,391,322	1,370,681
5.00%, due 4/15/55 TBA (i)	1,500,000	1,475,313
5.50%, due 4/15/55 TBA (i)	3,500,000	3,507,193
6.00%, due 4/15/55 TBA (i)	1,750,000	1,776,059
		23,000,837
United States Treasury Bonds 2.7%
U.S. Treasury Bonds
2.00%, due 11/15/41	3,420,000	2,402,149
2.375%, due 2/15/42	2,140,000	1,588,281
2.875%, due 5/15/52	5,435,000	3,946,107
3.25%, due 5/15/42	500,000	422,481
4.625%, due 5/15/44	4,575,000	4,589,833
4.625%, due 2/15/55	3,075,000	3,095,660
		16,044,511
United States Treasury Notes 14.7%
U.S. Treasury Notes
3.50%, due 9/15/25	6,900,000	6,878,492
3.875%, due 3/15/28	16,350,000	16,347,445
4.00%, due 2/28/30	7,250,000	7,266,426
4.125%, due 2/28/27	23,825,000	23,915,274
4.125%, due 2/29/32	11,900,000	11,931,609
4.625%, due 2/15/35	20,185,000	20,853,628
		87,192,874
Total U.S. Government & Federal Agencies (Cost $225,509,993)		223,960,575
Total Long-Term Bonds (Cost $588,159,020)		589,308,115
Total Investments (Cost $588,159,020)	99.4%	589,308,115
Other Assets, Less Liabilities	0.6	3,854,253
Net Assets	100.0%	$ 593,162,368

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Step coupon—Rate shown was the rate in effect as of March 31, 2025.

(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate—Rate shown was the rate in effect as of March 31, 2025.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2025.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Illiquid security—As of March 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $5,454,343, which represented 0.9% of the Portfolio’s net assets.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2025.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2025.
(i)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2025, the total net market value was $23,886,264, which represented 4.0% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
Futures Contracts
As of March 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury Long Bonds	320	June 2025	$ 37,203,491	$ 37,530,000	$ 326,509
U.S. Treasury Ultra Bonds	184	June 2025	22,301,706	22,494,000	192,294
Total Long Contracts					518,803
Short Contracts
U.S. Treasury 5 Year Notes	(113)	June 2025	(12,171,194)	(12,221,656)	(50,462)
U.S. Treasury 10 Year Notes	(33)	June 2025	(3,622,029)	(3,670,219)	(48,190)
U.S. Treasury 10 Year Ultra Bonds	(337)	June 2025	(38,031,907)	(38,460,125)	(428,218)
Total Short Contracts					(526,870)
Net Unrealized Depreciation					$ (8,067)

1.	As of March 31, 2025, cash in the amount of $1,440,991 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2025.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 38,259,114	$ —	$ 38,259,114
Corporate Bonds	—	258,992,943	—	258,992,943
Foreign Government Bonds	—	2,037,762	—	2,037,762
Mortgage-Backed Securities	—	66,057,721	—	66,057,721
U.S. Government & Federal Agencies	—	223,960,575	—	223,960,575
Total Investments in Securities	—	589,308,115	—	589,308,115
Other Financial Instruments
Futures Contracts (b)	518,803	—	—	518,803
Total Investments in Securities and Other Financial Instruments	$ 518,803	$ 589,308,115	$ —	$ 589,826,918
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (526,870)	$ —	$ —	$ (526,870)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Conservative Allocation Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.4%
Equity Funds 37.9%
NYLI Candriam International Equity ETF	191,204	$ 5,770,881
NYLI Candriam U.S. Large Cap Equity ETF	190,106	8,622,448
NYLI Candriam U.S. Mid Cap Equity ETF	187,050	5,715,836
NYLI Epoch Capital Growth Fund Class I	87,588	1,265,914
NYLI Epoch International Choice Fund Class I	153,758	6,302,004
NYLI Fiera SMID Growth Fund Class R6	372,007	5,660,200
NYLI FTSE International Equity Currency Neutral ETF	266,606	7,336,997
NYLI PineStone U.S. Equity Fund Class R6	438,745	8,218,971
NYLI VP American Century Sustainable Equity Portfolio Initial Class	913,120	8,774,166
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	699,542	5,471,681
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	144,877	4,556,952
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	421,185	7,759,571
NYLI VP MacKay Convertible Portfolio Initial Class	503,119	7,386,038
NYLI VP PineStone International Equity Portfolio Initial Class	415,299	4,671,571
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	699,349	6,151,338
NYLI VP Small Cap Growth Portfolio Initial Class	493,849	5,337,571
NYLI VP Wellington Growth Portfolio Initial Class	326,898	9,163,256
NYLI VP Wellington Small Cap Portfolio Initial Class	526,629	4,713,544
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	321,662	9,118,889
NYLI WMC Enduring Capital Fund Class R6	93,762	3,718,404
NYLI WMC International Research Equity Fund Class I	770,073	6,288,725
NYLI WMC Value Fund Class R6	228,160	7,432,094
Total Equity Funds (Cost $123,956,493)		139,437,051
Fixed Income Funds 51.5%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	937,708	7,255,328
NYLI MacKay Core Plus Bond ETF (a)	3,775,017	80,219,111
NYLI MacKay High Income ETF (a)	232,656	6,060,689
NYLI MacKay Securitized Income ETF (a)	823,363	21,514,475
NYLI MacKay Short Duration High Income Fund Class I	855,614	8,098,047
NYLI Short Term Bond Fund Class I (a)	403,858	3,693,568
NYLI VP Bond Portfolio Initial Class (a)	1,075,937	13,248,018
NYLI VP Floating Rate Portfolio Initial Class	2,179,863	18,372,978
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	655,499	6,061,069
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,181,187	21,516,318
NYLI VP PIMCO Real Return Portfolio Initial Class	458,450	3,669,615
Total Fixed Income Funds (Cost $191,999,917)		189,709,216
Total Affiliated Investment Companies (Cost $315,956,410)		329,146,267

	Shares	Value
Short-Term Investment 10.2%
Affiliated Investment Company 10.2%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	37,427,611	$ 37,427,611
Total Short-Term Investment (Cost $37,427,611)	10.2%	37,427,611
Total Investments (Cost $353,384,021)	99.6%	366,573,878
Other Assets, Less Liabilities	0.4	1,356,147
Net Assets	100.0%	$ 367,930,025

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 7,882	$ (544)	$ —	$ (83)	$ 7,255	$ 61	$ —	938
NYLI Candriam International Equity ETF	6,129	—	(726)	147	221	5,771	19	—	191
NYLI Candriam U.S. Large Cap Equity ETF	9,173	225	(210)	81	(647)	8,622	24	—	190
NYLI Candriam U.S. Mid Cap Equity ETF	5,705	453	(100)	16	(358)	5,716	15	—	187
NYLI Epoch Capital Growth Fund Class I	1,366	—	(66)	8	(42)	1,266	—	—	88
NYLI Epoch International Choice Fund Class I	6,284	101	(671)	100	488	6,302	—	—	154
NYLI Fiera SMID Growth Fund Class R6	5,670	682	(48)	6	(650)	5,660	—	—	372
NYLI FTSE International Equity Currency Neutral ETF	7,835	—	(937)	256	183	7,337	—	—	267
NYLI MacKay Core Plus Bond ETF	86,272	—	(7,789)	(480)	2,216	80,219	688	—	3,775
NYLI MacKay High Income ETF (a)	6,511	—	(450)	4	(4)	6,061	77	—	233
NYLI MacKay Securitized Income ETF	23,174	—	(2,213)	37	516	21,514	186	—	823
NYLI MacKay Short Duration High Income Fund Class I	16,936	178	(9,030)	(183)	197	8,098	178	—	856
NYLI PineStone U.S. Equity Fund Class R6	8,895	—	(545)	78	(209)	8,219	—	—	439
NYLI Short Term Bond Fund Class I	4,070	46	(440)	—(b)	18	3,694	44	—	404
NYLI U.S. Government Liquidity Fund	37,822	29,188	(29,582)	—	—	37,428	362	—	37,428
NYLI VP American Century Sustainable Equity Portfolio Initial Class	9,619	263	(441)	(137)	(530)	8,774	—	—	913
NYLI VP Bond Portfolio Initial Class	14,314	—	(1,418)	(20)	372	13,248	—	—	1,076
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	5,997	—	(571)	(22)	68	5,472	—	—	700
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	4,994	4	(326)	28	(143)	4,557	—	—	145
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	8,228	—	(650)	148	34	7,760	—	—	421
NYLI VP Floating Rate Portfolio Initial Class	20,335	348	(2,013)	(91)	(206)	18,373	348	—	2,180
NYLI VP MacKay Convertible Portfolio Initial Class	7,856	184	(338)	9	(325)	7,386	183	—	503
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	6,672	—	(675)	20	44	6,061	—	—	655

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	$ 23,261	$ —	$ (2,398)	$ 40	$ 613	$ 21,516	$ —	$ —	2,181
NYLI VP PIMCO Real Return Portfolio Initial Class	3,990	—	(494)	(47)	221	3,670	—	—	458
NYLI VP PineStone International Equity Portfolio Initial Class	5,601	—	(1,012)	(580)	663	4,672	—	—	415
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	6,322	263	(135)	(53)	(246)	6,151	—	—	699
NYLI VP Small Cap Growth Portfolio Initial Class	5,254	663	(78)	(14)	(487)	5,338	—	—	494
NYLI VP Wellington Growth Portfolio Initial Class	9,926	728	(638)	84	(937)	9,163	—	—	327
NYLI VP Wellington Small Cap Portfolio Initial Class	4,553	634	(51)	13	(435)	4,714	—	—	527
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	9,929	617	(664)	74	(838)	9,118	—	—	322
NYLI WMC Enduring Capital Fund Class R6	3,906	50	(386)	67	81	3,718	—	—	94
NYLI WMC International Research Equity Fund Class I	6,554	6	(705)	92	342	6,289	—	—	770
NYLI WMC Value Fund Class R6	7,704	—	(472)	38	162	7,432	—	—	228
	$390,857	$42,515	$(66,816)	$(281)	$299	$366,574	$2,185	$—

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
(b)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	13,359	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/1/25	Daily	6,450	—
JPMorgan Chase Bank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.70% - 0.72%	3/9/26	Daily	10,966	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	3,770	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	3,866	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/8/25 - 4/9/25	Daily	(15,961)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(36,796)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	25,763	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	9,843	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of March 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	2,266	240,749	—	1.80
Advanced Micro Devices Inc.	2,732	290,246	—	2.17
Airbnb Inc	2,460	261,351	—	1.96
Alphabet Inc.	2,442	259,464	—	1.94
Amazon.com Inc.	2,510	266,629	—	2.00
Amdocs Ltd.	2,663	282,932	—	2.12
Amphenol Corp.	2,744	291,478	—	2.18

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Applied Materials Inc.	2,542	269,995	—	2.02
AppLovin Corp.	2,753	292,486	—	2.19
Aptiv plc	2,436	258,763	—	1.94
Arista Networks Inc	2,530	268,748	—	2.01
BILL Holdings Inc.	2,691	285,826	—	2.14
Boeing Co. (The)	2,917	309,909	—	2.32
Booking Holdings Inc.	2,747	291,811	—	2.18
Cognex Corp.	2,384	253,281	—	1.90
Cognizant Technology Solutions Corp.	2,392	254,087	—	1.90
DoorDash Inc.	2,602	276,445	—	2.07
eBay Inc	2,666	283,167	—	2.12
EPAM Systems Inc.	2,296	243,947	—	1.83
Etsy Inc.	2,581	274,154	—	2.05
ExlService Holdings Inc.	2,633	279,716	—	2.09
Fidelity National Information Services Inc.	2,810	298,500	—	2.23
Fiserv Inc.	2,668	283,423	—	2.12
Globant SA	2,287	242,906	—	1.82
GoDaddy Inc.	2,691	285,877	—	2.14
Honeywell International Inc	2,631	279,490	—	2.09
HP Inc.	2,489	264,366	—	1.98
Informatica Inc.	2,486	264,084	—	1.98
Jack Henry & Associates Inc	2,620	278,271	—	2.08
KLA Corp.	2,652	281,690	—	2.11
Marvell Technology Inc.	2,361	250,806	—	1.88
Match Group Inc.	2,556	271,545	—	2.03
Meta Platforms Inc.	2,467	262,117	—	1.96
Micron Technology Inc.	2,542	270,077	—	2.02
MKS Instruments Inc.	2,676	284,252	—	2.13
Nasdaq Inc	2,707	287,604	—	2.15
Northrop Grumman Corp.	2,705	287,306	—	2.15
nVent Electric plc	2,537	269,537	—	2.02
NVIDIA Corp.	2,555	271,372	—	2.03
PayPal Holdings Inc	2,477	263,143	—	1.97
Pegasystems Inc.	2,542	270,035	—	2.02
Pinterest Inc.	2,542	270,061	—	2.02
PTC Inc.	2,543	270,093	—	2.02
Q2 Holdings, Inc.	2,800	297,429	—	2.23
Trade Desk, Inc. (The)	2,398	254,752	—	1.91
Uber Technologies Inc.	2,658	282,351	—	2.11
Upstart Holdings Inc.	2,560	271,903	—	2.04
Vertiv Holdings Co.	2,276	241,819	—	1.81
Zillow Group Inc.	2,535	269,279	—	2.02

1.	As of March 31, 2025, cash in the amount $1,563,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 139,437,051	$ —	$ —	$ 139,437,051
Fixed Income Funds	189,709,216	—	—	189,709,216
Total Affiliated Investment Companies	329,146,267	—	—	329,146,267
Short-Term Investment
Affiliated Investment Company	37,427,611	—	—	37,427,611
Total Investments in Securities	$ 366,573,878	$ —	$ —	$ 366,573,878

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP CBRE Global Infrastructure Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Brazil 0.2%
Rumo SA (Transportation)	23,907	$ 67,953
Canada 7.8%
Canadian Pacific Kansas City Ltd. (Transportation)	10,350	726,345
Pembina Pipeline Corp. (Midstream / Pipelines)	26,450	1,057,963
TC Energy Corp. (Midstream / Pipelines) (a)	19,258	909,471
		2,693,779
China 1.3%
China Resources Gas Group Ltd. (Utilities)	80,607	240,251
Jiangsu Expressway Co. Ltd., Class H (Transportation)	178,185	211,426
		451,677
France 3.5%
Vinci SA (Transportation)	9,438	1,192,662
Germany 1.5%
E.ON SE (Utilities)	34,014	513,312
Hong Kong 1.4%
CLP Holdings Ltd. (Utilities)	57,227	466,483
Italy 2.8%
Enel SpA (Utilities)	95,258	772,709
Infrastrutture Wireless Italiane SpA (Communications)	19,280	204,137
		976,846
Japan 2.0%
East Japan Railway Co. (Transportation)	15,300	301,631
West Japan Railway Co. (Transportation) (a)	20,548	400,640
		702,271
Mexico 2.6%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	35,529	656,951
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	8,583	234,966
		891,917
New Zealand 1.3%
Auckland International Airport Ltd. (Transportation)	95,643	444,015
Spain 8.0%
Aena SME SA (Transportation)	4,372	1,024,847
Cellnex Telecom SA (Communications)	19,715	699,811
Ferrovial SE (Transportation)	22,935	1,026,608
		2,751,266

	Shares	Value
Common Stocks
Switzerland 1.2%
Flughafen Zurich AG (Registered) (Transportation)	1,818	$ 431,880
United Kingdom 4.3%
National Grid plc (Utilities)	37,210	484,782
Pennon Group plc (Utilities)	70,894	409,607
Severn Trent plc (Utilities)	18,184	595,306
		1,489,695
United States 61.5%
AES Corp. (The) (Utilities)	72,971	906,300
American Tower Corp. (Communications)	1,678	365,133
American Water Works Co., Inc. (Utilities)	2,451	361,572
Atmos Energy Corp. (Utilities)	9,356	1,446,250
California Water Service Group (Utilities)	8,352	404,738
CMS Energy Corp. (Utilities)	13,617	1,022,773
Consolidated Edison, Inc. (Utilities)	6,413	709,214
Constellation Energy Corp. (Utilities)	3,449	695,422
CSX Corp. (Transportation)	14,052	413,550
Equinix, Inc. (Communications)	1,153	940,099
Essential Utilities, Inc. (Utilities)	21,300	841,989
Evergy, Inc. (Utilities)	14,710	1,014,254
NextEra Energy, Inc. (Utilities)	7,363	521,963
Norfolk Southern Corp. (Transportation)	6,423	1,521,288
OGE Energy Corp. (Utilities)	11,590	532,676
ONEOK, Inc. (Midstream / Pipelines)	9,555	948,047
PG&E Corp. (Utilities)	53,914	926,243
Portland General Electric Co. (Utilities)	6,707	299,132
PPL Corp. (Utilities)	36,381	1,313,718
Public Service Enterprise Group, Inc. (Utilities)	10,880	895,424
Southern Co. (The) (Utilities)	3,803	349,686
Targa Resources Corp. (Midstream / Pipelines)	5,110	1,024,402
WEC Energy Group, Inc. (Utilities)	14,604	1,591,543
Williams Cos., Inc. (The) (Midstream / Pipelines)	17,828	1,065,401
Xcel Energy, Inc. (Utilities)	15,532	1,099,510
		21,210,327
Total Common Stocks (Cost $29,996,126)		34,284,083

	Shares	Value
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
United States 0.2%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	53,689	$ 53,689
Total Short-Term Investment (Cost $53,689)		53,689
Total Investments (Cost $30,049,815)	99.6%	34,337,772
Other Assets, Less Liabilities	0.4	154,488
Net Assets	100.0%	$ 34,492,260

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $1,255,937. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,379,379.
(b)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 489	$ 1,752	$ (2,187)	$ —	$ —	$ 54	$ 4	$ —	54

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 451,677	$ —	$ 451,677
France	—	1,192,662	—	1,192,662
Germany	—	513,312	—	513,312
Hong Kong	—	466,483	—	466,483
Italy	—	976,846	—	976,846
Japan	—	702,271	—	702,271
New Zealand	—	444,015	—	444,015
Spain	—	2,751,266	—	2,751,266
Switzerland	—	431,880	—	431,880
United Kingdom	—	1,489,695	—	1,489,695
All Other Countries	24,863,976	—	—	24,863,976
Total Common Stocks	24,863,976	9,420,107	—	34,284,083
Short-Term Investment
Affiliated Investment Company	53,689	—	—	53,689
Total Investments in Securities	$ 24,917,665	$ 9,420,107	$ —	$ 34,337,772

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Candriam Emerging Markets Equity Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 96.5%
Argentina 0.1%
Banco BBVA Argentina SA, ADR (Banks) (a)	10,000	$ 181,200
Brazil 2.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	77,000	1,376,337
Embraer SA (Aerospace & Defense) (a)	74,000	852,632
Equatorial Energia SA (Electric Utilities)	139,000	779,469
Inter & Co., Inc., Class A (Banks) (b)	96,000	526,080
MercadoLibre, Inc. (Broadline Retail) (a)	540	1,053,470
Suzano SA (Paper & Forest Products)	70,000	649,405
TOTVS SA (Software) (a)	60,000	350,866
		5,588,259
Chile 0.3%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals)	14,500	576,085
China 35.1%
Alibaba Group Holding Ltd. (Broadline Retail)	482,000	7,991,870
APT Medical, Inc., Class A (Health Care Equipment & Supplies)	20,300	1,087,046
Baidu, Inc., Class A (Interactive Media & Services) (a)	100,000	1,154,091
Bank of Hangzhou Co. Ltd., Class A (Banks)	379,993	757,568
Bank of Jiangsu Co. Ltd., Class A (Banks)	480,946	630,558
BeiGene Ltd. (Biotechnology) (a)	20,000	422,091
Bilibili, Inc., Class Z (Interactive Media & Services) (a)	70,000	1,343,067
BYD Co. Ltd., Class H (Automobiles)	60,000	3,032,812
China Hongqiao Group Ltd. (Metals & Mining)	760,000	1,570,490
China Merchants Bank Co. Ltd., Class H (Banks)	500,000	2,942,087
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	2,240,000	1,519,999
CMOC Group Ltd., Class H (Metals & Mining)	480,000	396,463
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	19,000	665,912
Eastroc Beverage Group Co. Ltd., Class A (Beverages)	34,180	1,173,716
Giant Biogene Holding Co. Ltd. (Personal Care Products) (c)	160,000	1,456,527
Hesai Group, ADR (Automobile Components) (a)	22,000	325,600
Hundsun Technologies, Inc., Class A (Software)	153,985	600,880
JD.com, Inc., Class A (Broadline Retail)	156,000	3,219,295
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	400,000	542,965
Meituan (Hotels, Restaurants & Leisure) (a)(c)	138,000	2,790,168
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	8,000	461,252
NetEase, Inc. (Entertainment)	54,000	1,112,922
PDD Holdings, Inc., ADR (Broadline Retail) (a)	21,800	2,580,030
PICC Property & Casualty Co. Ltd., Class H (Insurance)	680,000	1,259,056
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	166,000	990,408
Pop Mart International Group Ltd. (Specialty Retail) (c)	118,000	2,383,377
Qifu Technology, Inc., ADR (Consumer Finance)	38,000	1,706,580
Sailun Group Co. Ltd., Class A (Automobile Components)	299,990	597,308
Satellite Chemical Co. Ltd., Class A (Chemicals)	360,000	1,143,084
Shanjin International Gold Co. Ltd., Class A (Metals & Mining)	420,000	1,113,363
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	78,000	735,219

	Shares	Value
Common Stocks
China
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	92,000	$ 850,394
TAL Education Group, ADR (Diversified Consumer Services) (a)	108,000	1,426,680
Tencent Holdings Ltd. (Interactive Media & Services)	180,000	11,471,855
Western Mining Co. Ltd., Class A (Metals & Mining)	479,986	1,130,570
Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment)	48,000	882,541
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(c)	524,000	3,327,787
XPeng, Inc., Class A (Automobiles) (a)	44,000	456,991
		67,252,622
Greece 0.9%
Alpha Services and Holdings SA (Banks)	760,000	1,827,573
Hong Kong 0.7%
Futu Holdings Ltd., ADR (Capital Markets)	13,200	1,351,020
Hungary 1.3%
OTP Bank Nyrt. (Banks)	38,000	2,560,366
India 16.2%
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	16,400	1,266,652
Bajaj Finance Ltd. (Consumer Finance)	33,000	3,442,401
Bharti Airtel Ltd. (Wireless Telecommunication Services)	156,000	3,156,050
Coforge Ltd. (IT Services)	19,000	1,786,648
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	25,000	1,685,342
Dixon Technologies India Ltd. (Household Durables)	5,000	765,958
GE Vernova T&D India Ltd. (Electrical Equipment)	26,000	470,180
HDFC Bank Ltd. (Banks)	136,000	2,896,790
ICICI Bank Ltd. (Banks)	194,000	3,056,778
Indian Hotels Co. Ltd. (The) (Hotels, Restaurants & Leisure)	182,000	1,673,376
Infosys Ltd. (IT Services)	60,000	1,097,404
Max Healthcare Institute Ltd. (Health Care Providers & Services)	84,000	1,079,815
Muthoot Finance Ltd. (Consumer Finance)	70,000	1,947,742
Navin Fluorine International Ltd. (Chemicals)	35,000	1,718,466
PB Fintech Ltd. (Insurance) (a)	24,000	443,265
Persistent Systems Ltd. (IT Services)	24,000	1,532,777
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	136,000	2,022,793
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	26,000	977,292
		31,019,729
Mexico 1.9%
Coca-Cola Femsa SAB de CV (Beverages)	43,805	400,409
Gentera SAB de CV (Consumer Finance)	920,000	1,417,460
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	11,000	203,396
Industrias Penoles SAB de CV (Metals & Mining) (a)	90,000	1,669,867
		3,691,132

	Shares	Value
Common Stocks
Nigeria 0.7%
Airtel Africa plc (Wireless Telecommunication Services) (c)	612,000	$ 1,314,804
Peru 1.0%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	34,782	543,643
Credicorp Ltd. (Banks)	7,800	1,452,048
		1,995,691
Poland 3.3%
Dino Polska SA (Consumer Staples Distribution & Retail) (a)(b)(c)	16,800	1,961,435
LPP SA (Textiles, Apparel & Luxury Goods)	150	685,487
Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	104,000	2,032,568
Powszechny Zaklad Ubezpieczen SA (Insurance)	108,000	1,570,170
		6,249,660
Republic of Korea 8.6%
Alteogen, Inc. (Biotechnology) (a)	5,800	1,418,563
Classys, Inc. (Health Care Equipment & Supplies)	23,000	885,496
Cosmax, Inc. (Personal Care Products)	14,000	1,569,267
Meritz Financial Group, Inc. (Financial Services)	24,600	2,050,267
NAVER Corp. (Interactive Media & Services)	7,600	991,507
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(c)	1,840	1,271,085
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	84,000	3,326,546
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	258,000	2,382,466
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	19,400	2,572,677
		16,467,874
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (d)(e)	22,529	—
Saudi Arabia 3.3%
Al Rajhi Bank (Banks)	148,000	4,021,808
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	8,000	595,052
Elm Co. (IT Services)	2,400	619,208
United Electronics Co. (Specialty Retail)	40,000	1,004,257
		6,240,325
Singapore 0.6%
Sea Ltd., ADR (Entertainment) (a)	9,400	1,226,606
South Africa 4.4%
Gold Fields Ltd. (Metals & Mining)	156,000	3,445,537
MTN Group Ltd. (Wireless Telecommunication Services)	208,000	1,401,050
Naspers Ltd., Class N (Broadline Retail)	10,000	2,484,089
Northam Platinum Holdings Ltd. (Metals & Mining) (b)	156,000	1,124,595
		8,455,271
Taiwan 13.8%
Accton Technology Corp. (Communications Equipment)	40,000	706,924

	Shares	Value
Common Stocks
Taiwan
CTBC Financial Holding Co. Ltd. (Banks)	1,460,000	$ 1,741,113
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	174,400	1,403,039
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	54,000	905,394
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,000	209,376
King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	24,800	1,250,391
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	78,000	3,289,022
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	62,000	983,531
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	566,300	15,787,202
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	3,800	190,625
		26,466,617
Turkey 0.5%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	292,000	921,811
United Kingdom 0.9%
Anglogold Ashanti plc (Metals & Mining)	46,000	1,734,293
Total Common Stocks (Cost $165,895,559)		185,120,938
Preferred Stocks 2.0%
Brazil 0.4%
Itau Unibanco Holding SA (Banks)	140,800	775,005
Republic of Korea 1.6%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	98,000	3,170,001
Total Preferred Stocks (Cost $4,888,643)		3,945,006
Short-Term Investment 0.3%
Unaffiliated Investment Company 0.3%
United States 0.3%
Invesco Government & Agency Portfolio, 4.376% (f)(g)	501,200	501,200
Total Short-Term Investment (Cost $501,200)		501,200
Total Investments (Cost $171,285,402)	98.8%	189,567,144
Other Assets, Less Liabilities	1.2	2,213,729
Net Assets	100.0%	$ 191,780,873

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

(b)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $1,588,821; the total market value of collateral held by the Portfolio was $1,720,797. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,219,597. The Portfolio received cash collateral with a value of $501,200.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security—As of March 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of March 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 6,038,890	$ 61,213,732	$ —	$ 67,252,622
Greece	—	1,827,573	—	1,827,573
Hungary	—	2,560,366	—	2,560,366
India	—	31,019,729	—	31,019,729
Nigeria	—	1,314,804	—	1,314,804
Poland	—	6,249,660	—	6,249,660
Republic of Korea	—	16,467,874	—	16,467,874
Saudi Arabia	—	6,240,325	—	6,240,325
South Africa	—	8,455,271	—	8,455,271
Taiwan	—	26,466,617	—	26,466,617
Turkey	—	921,811	—	921,811
United Kingdom	—	1,734,293	—	1,734,293
All Other Countries	14,609,993	—	—	14,609,993
Total Common Stocks	20,648,883	164,472,055	—	185,120,938
Preferred Stocks	775,005	3,170,001	—	3,945,006
Short-Term Investment
Unaffiliated Investment Company	501,200	—	—	501,200
Total Investments in Securities	$ 21,925,088	$ 167,642,056	$ —	$ 189,567,144

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 2.6%
General Dynamics Corp.	27,663	$ 7,540,380
Lockheed Martin Corp.	16,046	7,167,909
RTX Corp.	78,186	10,356,518
		25,064,807
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	71,768	7,893,762
Banks 10.9%
Bank of America Corp.	471,317	19,668,058
Columbia Banking System, Inc.	462,120	11,525,273
JPMorgan Chase & Co.	90,498	22,199,159
PNC Financial Services Group, Inc. (The)	48,259	8,482,485
Regions Financial Corp.	379,781	8,252,641
Truist Financial Corp.	171,713	7,065,990
U.S. Bancorp	329,750	13,922,045
Wells Fargo & Co.	173,414	12,449,391
		103,565,042
Beverages 2.7%
Coca-Cola Co. (The)	83,851	6,005,409
Coca-Cola Europacific Partners plc	147,203	12,811,077
PepsiCo, Inc.	44,777	6,713,863
		25,530,349
Biotechnology 3.5%
AbbVie, Inc.	109,150	22,869,108
Amgen, Inc.	17,147	5,342,148
Gilead Sciences, Inc.	48,580	5,443,389
		33,654,645
Capital Markets 2.8%
BlackRock, Inc.	12,717	12,036,386
CME Group, Inc.	26,147	6,936,537
Lazard, Inc.	167,389	7,247,944
		26,220,867
Chemicals 3.7%
Dow, Inc.	201,852	7,048,672
Linde plc	19,912	9,271,824
LyondellBasell Industries NV, Class A	91,425	6,436,320
Nutrien Ltd. (a)	160,493	7,971,687
PPG Industries, Inc.	45,367	4,960,881
		35,689,384
Commercial Services & Supplies 0.7%
Republic Services, Inc.	28,862	6,989,222

	Shares	Value
Common Stocks
Communications Equipment 1.3%
Cisco Systems, Inc.	201,570	$ 12,438,885
Consumer Staples Distribution & Retail 1.6%
Walmart, Inc.	175,205	15,381,247
Diversified Telecommunication Services 2.6%
AT&T, Inc.	417,105	11,795,729
Verizon Communications, Inc.	283,405	12,855,251
		24,650,980
Electric Utilities 6.5%
Alliant Energy Corp.	103,120	6,635,772
American Electric Power Co., Inc.	124,216	13,573,082
Duke Energy Corp.	54,332	6,626,874
Entergy Corp.	154,404	13,199,998
NextEra Energy, Inc.	148,028	10,493,705
OGE Energy Corp.	131,495	6,043,510
Pinnacle West Capital Corp.	61,512	5,859,018
		62,431,959
Electrical Equipment 2.9%
Eaton Corp. plc	38,363	10,428,214
Emerson Electric Co.	107,556	11,792,440
Hubbell, Inc.	14,932	4,941,148
		27,161,802
Food Products 0.7%
Mondelez International, Inc., Class A	102,386	6,946,890
Health Care Equipment & Supplies 1.6%
Medtronic plc	172,327	15,485,304
Health Care Providers & Services 3.0%
CVS Health Corp.	181,426	12,291,611
UnitedHealth Group, Inc.	31,757	16,632,729
		28,924,340
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp.	31,648	9,885,886
Vail Resorts, Inc.	43,448	6,952,549
		16,838,435
Household Products 1.7%
Colgate-Palmolive Co.	66,047	6,188,604
Procter & Gamble Co. (The)	61,145	10,420,331
		16,608,935

	Shares	Value
Common Stocks
Industrial Conglomerates 1.0%
Honeywell International, Inc.	45,177	$ 9,566,230
Industrial REITs 0.8%
Prologis, Inc.	69,534	7,773,206
Insurance 4.8%
Marsh & McLennan Cos., Inc.	42,249	10,310,023
MetLife, Inc.	265,882	21,347,666
Travelers Cos., Inc. (The)	52,674	13,930,166
		45,587,855
Interactive Media & Services 0.8%
Meta Platforms, Inc., Class A	13,817	7,963,566
IT Services 1.6%
International Business Machines Corp.	60,707	15,095,403
Leisure Products 0.9%
Hasbro, Inc.	146,166	8,987,747
Machinery 2.6%
Cummins, Inc.	60,518	18,968,762
Snap-on, Inc.	16,067	5,414,740
		24,383,502
Media 2.1%
Comcast Corp., Class A	313,697	11,575,419
Omnicom Group, Inc.	96,976	8,040,280
		19,615,699
Multi-Utilities 2.7%
Ameren Corp.	54,931	5,515,072
CMS Energy Corp.	86,352	6,485,899
NiSource, Inc.	162,572	6,517,512
WEC Energy Group, Inc.	63,000	6,865,740
		25,384,223
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp.	104,862	17,542,364
Enterprise Products Partners LP	373,607	12,754,943
MPLX LP	229,621	12,289,316
TotalEnergies SE, Sponsored ADR	87,997	5,692,526
Williams Cos., Inc. (The)	155,668	9,302,720
		57,581,869
Pharmaceuticals 5.8%
Bristol-Myers Squibb Co.	129,418	7,893,204

	Shares	Value
Common Stocks
Pharmaceuticals
Eli Lilly & Co.	11,692	$ 9,656,540
Johnson & Johnson	112,966	18,734,281
Merck & Co., Inc.	138,012	12,387,957
Pfizer, Inc.	259,270	6,569,902
		55,241,884
Professional Services 0.6%
Paychex, Inc.	36,169	5,580,153
Retail REITs 0.6%
Realty Income Corp.	90,360	5,241,784
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc.	48,190	9,718,477
Broadcom, Inc.	86,488	14,480,686
KLA Corp.	11,363	7,724,567
Microchip Technology, Inc.	107,232	5,191,101
Texas Instruments, Inc.	41,798	7,511,101
		44,625,932
Software 2.3%
Microsoft Corp.	36,240	13,604,134
Salesforce, Inc.	32,217	8,645,754
		22,249,888
Specialized REITs 2.5%
American Tower Corp.	26,478	5,761,613
Iron Mountain, Inc.	95,791	8,241,858
VICI Properties, Inc.	315,573	10,293,991
		24,297,462
Specialty Retail 1.5%
Best Buy Co., Inc.	69,297	5,100,952
Home Depot, Inc. (The)	24,433	8,954,450
		14,055,402
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	27,981	6,215,419
Dell Technologies, Inc., Class C	83,138	7,578,029
Hewlett Packard Enterprise Co.	318,824	4,919,454
NetApp, Inc.	76,846	6,750,153
		25,463,055
Tobacco 1.8%
Philip Morris International, Inc.	107,542	17,070,142
Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Inc., Class A	118,517	9,205,215

	Shares	Value
Common Stocks
Water Utilities 0.5%
Essential Utilities, Inc.	129,901	$ 5,134,987
Total Common Stocks (Cost $748,117,027)		941,582,059
Short-Term Investments 1.8%
Affiliated Investment Company 1.7%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	16,751,415	16,751,415
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.376% (b)(c)	820,958	820,958
Total Short-Term Investments (Cost $17,572,373)		17,572,373
Total Investments (Cost $765,689,400)	100.5%	959,154,432
Other Assets, Less Liabilities	(0.5)	(4,641,932)
Net Assets	100.0%	$ 954,512,500

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $797,204. The Portfolio received cash collateral with a value of $820,958.
(b)	Current yield as of March 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,225	$ 82,295	$ (81,769)	$ —	$ —	$ 16,751	$ 114	$ —	16,751
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 941,582,059	$ —	$ —	$ 941,582,059
Short-Term Investments
Affiliated Investment Company	16,751,415	—	—	16,751,415
Unaffiliated Investment Company	820,958	—	—	820,958
Total Short-Term Investments	17,572,373	—	—	17,572,373
Total Investments in Securities	$ 959,154,432	$ —	$ —	$ 959,154,432

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.2%
Electric Utilities 68.0%
Alliant Energy Corp.	35,800	$ 2,303,730
American Electric Power Co., Inc.	307,553	33,606,316
Constellation Energy Corp.	186,468	37,597,543
Duke Energy Corp.	741,237	90,408,677
Edison International	118,866	7,003,585
Entergy Corp.	497,130	42,499,644
Evergy, Inc.	507,200	34,971,440
Eversource Energy	366,009	22,732,819
Exelon Corp.	1,327,300	61,161,984
NextEra Energy, Inc.	1,255,050	88,970,494
PG&E Corp.	2,173,399	37,338,995
PPL Corp.	1,126,969	40,694,850
Southern Co. (The)	562,126	51,687,486
TXNM Energy, Inc.	514,810	27,532,039
Xcel Energy, Inc.	545,120	38,589,045
		617,098,647
Electrical Equipment 1.4%
GE Vernova, Inc.	39,200	11,966,976
NEXTracker, Inc., Class A (a)	23,400	986,076
		12,953,052
Gas Utilities 1.5%
UGI Corp.	395,325	13,073,398
Independent Power and Renewable Electricity Producers 6.9%
AES Corp. (The)	1,318,044	16,370,106
Brookfield Renewable Partners LP (a)	135,200	2,996,032
Clearway Energy, Inc.	264,174	7,996,547
Talen Energy Corp. (a)	14,693	2,933,751
Vistra Corp.	272,601	32,014,262
		62,310,698
Multi-Utilities 19.2%
Ameren Corp.	431,466	43,319,186
CenterPoint Energy, Inc.	1,191,746	43,176,958
Consolidated Edison, Inc.	180,900	20,005,731
NiSource, Inc.	769,884	30,864,650
Sempra	513,603	36,650,710
		174,017,235
Semiconductors & Semiconductor Equipment 0.2%
First Solar, Inc. (a)	13,900	1,757,377
Total Common Stocks (Cost $769,390,300)		881,210,407

	Shares	Value
Short-Term Investment 3.1%
Affiliated Investment Company 3.1%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	28,171,634	$ 28,171,634
Total Short-Term Investment (Cost $28,171,634)		28,171,634
Total Investments (Cost $797,561,934)	100.3%	909,382,041
Other Assets, Less Liabilities	(0.3)	(2,292,913)
Net Assets	100.0%	$ 907,089,128

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 38,865	$ 77,877	$ (88,570)	$ —	$ —	$ 28,172	$ 311	$ —	28,172
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 881,210,407	$ —	$ —	$ 881,210,407
Short-Term Investment
Affiliated Investment Company	28,171,634	—	—	28,171,634
Total Investments in Securities	$ 909,382,041	$ —	$ —	$ 909,382,041

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Floating Rate Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.1%
Asset-Backed Securities 2.7%
Other Asset-Backed Securities 2.7%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
6.302% (3 Month SOFR + 2.00%), due 4/15/37	$ 525,000	$ 525,310
Series 2024-1A, Class D
8.152% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,258,130
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
6.044% (3 Month SOFR + 1.65%), due 1/20/38	694,433	686,680
Series 2024-3A, Class D2
8.494% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,236,796
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
8.503% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	1,937,500	1,943,272
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
6.508% (3 Month SOFR + 2.20%), due 10/16/36	1,000,000	1,001,529
Series 2023-20A, Class D
8.308% (3 Month SOFR + 4.00%), due 10/16/36	848,215	855,441
Elmwood CLO 26 Ltd. (a)(b)
Series 2024-1A, Class B
6.293% (3 Month SOFR + 2.00%), due 4/18/37	1,500,000	1,501,395
Series 2024-1A, Class D
7.893% (3 Month SOFR + 3.60%), due 4/18/37	1,200,000	1,210,314
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
6.016% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	999,831
Series 2024-11A, Class D2
8.366% (3 Month SOFR + 4.00%), due 10/18/37	600,000	601,286
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
6.043% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,249,949
Series 2023-2A, Class B
7.052% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,257,199
Series 2022-1A, Class D1R
7.293% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,236,094
Series 2023-2A, Class D
9.702% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,257,471
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
6.593% (3 Month SOFR + 2.30%), due 10/20/36	1,000,000	1,000,110
Series 2023-32A, Class D
8.59% (3 Month SOFR + 4.30%), due 10/20/36	1,000,000	1,010,558
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
6.543% (3 Month SOFR + 2.25%), due 10/20/36	1,000,000	1,001,535
Series 2023-16A, Class D
8.293% (3 Month SOFR + 4.00%), due 10/20/36	1,000,000	1,008,674

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
6.302% (3 Month SOFR + 2.00%), due 4/15/37	$ 1,250,000	$ 1,252,895
Series 2022-2A, Class D1R
7.293% (3 Month SOFR + 3.00%), due 7/20/37	625,000	626,539
Series 2021-4A, Class D
7.514% (3 Month SOFR + 3.212%), due 10/15/34	1,575,000	1,576,299
Series 2024-1A, Class D
7.702% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,258,982
Series 2022-2A, Class D2R
8.493% (3 Month SOFR + 4.20%), due 7/20/37	625,000	626,878
Sixth Street CLO XXIV Ltd. (a)(b)
Series 2024-24A, Class B
6.29% (3 Month SOFR + 2.00%), due 4/23/37	1,500,000	1,501,035
Series 2024-24A, Class D
7.89% (3 Month SOFR + 3.60%), due 4/23/37	1,500,000	1,509,024
Total Asset-Backed Securities (Cost $29,046,797)		29,193,226
Corporate Bonds 8.9%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	266,694
TransDigm, Inc.
7.125%, due 12/1/31 (a)	500,000	514,419
		781,113
Airlines 0.4%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,200,000	2,171,601
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	196,820
4.625%, due 4/15/29	600,000	567,768
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	1,000,000	989,702
		3,925,891
Auto Manufacturers 0.4%
Ford Motor Co.
6.10%, due 8/19/32	2,100,000	2,059,060
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,072,382
		4,131,442
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.
7.50%, due 2/15/33 (a)	1,100,000	1,029,934

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	$ 1,000,000	$ 953,054
		1,982,988
Building Materials 0.5%
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	990,000	996,437
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,500,000	1,497,189
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	750,000	743,346
Quikrete Holdings, Inc.
6.75%, due 3/1/33 (a)	500,000	497,725
Wilsonart LLC
11.00%, due 8/15/32 (a)	2,000,000	1,835,091
		5,569,788
Chemicals 0.9%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(c)	249,048	122,033
Celanese US Holdings LLC
6.75%, due 4/15/33	1,550,000	1,504,650
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,243,924
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,000,000	1,034,319
NOVA Chemicals Corp.
7.00%, due 12/1/31 (a)	1,950,000	2,033,082
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	1,220,000	1,197,674
9.75%, due 11/15/28	1,500,000	1,557,322
SCIL IV LLC
5.375%, due 11/1/26 (a)	350,000	344,262
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	258,182
		9,295,448
Commercial Services 0.7%
Allied Universal Holdco LLC (a)
7.875%, due 2/15/31	950,000	962,113
9.75%, due 7/15/27	1,000,000	1,003,186
Avis Budget Car Rental LLC (a)
8.00%, due 2/15/31	1,500,000	1,464,254
8.25%, due 1/15/30	1,000,000	975,347
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,350,000	1,208,264
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	846,435

	Principal Amount	Value
Corporate Bonds
Commercial Services
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	$ 1,000,000	$ 1,000,785
WEX, Inc.
6.50%, due 3/15/33 (a)	400,000	395,614
		7,855,998
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	340,000	334,444
Distribution & Wholesale 0.1%
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	350,000	348,119
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	880,000	902,656
		1,250,775
Diversified Financial Services 0.7%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,245,972
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	1,500,000	1,479,264
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	560,000	566,661
7.75%, due 5/15/26	1,125,000	1,137,423
8.00%, due 2/15/27	750,000	768,387
Jane Street Group
7.125%, due 4/30/31 (a)	1,500,000	1,540,920
LD Holdings Group LLC
8.75%, due 11/1/27 (a)	169,000	153,607
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	1,000,000	1,014,922
		7,907,156
Electric 0.3%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,008,989
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,476,825
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	700,000	681,028
		3,166,842
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,000,000	954,002

	Principal Amount	Value
Corporate Bonds
Entertainment 0.3%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	$ 1,410,000	$ 1,429,315
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,000,000	1,004,696
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	900,000	899,626
		3,333,637
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	962,340
Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	233,278
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	259,874
		493,152
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	750,000	729,458
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	191,915
Healthcare-Services 0.3%
Concentra Escrow Issuer Corp.
6.875%, due 7/15/32 (a)	1,000,000	1,017,506
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	360,000	327,356
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	750,000	755,144
10.00%, due 6/1/32	1,000,000	953,910
		3,053,916
Insurance 0.3%
Acrisure LLC (a)
8.25%, due 2/1/29	550,000	565,084
8.50%, due 6/15/29	1,050,000	1,093,785
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	2,000,000	2,037,863
		3,696,732
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	566,881

	Principal Amount	Value
Corporate Bonds
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	$ 310,000	$ 309,037
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	391,354
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	220,000	150,975
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	900,000	706,500
		857,475
Media 0.5%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	1,040,000	1,083,524
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	370,000	316,576
Univision Communications, Inc. (a)
6.625%, due 6/1/27	600,000	595,037
8.00%, due 8/15/28	2,113,000	2,119,600
8.50%, due 7/31/31	1,750,000	1,709,994
		5,824,731
Mining 0.1%
Novelis, Inc.
6.875%, due 1/30/30 (a)	1,530,000	1,551,649
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	1,130,000	1,165,789
SM Energy Co. (a)
6.75%, due 8/1/29	900,000	886,595
7.00%, due 8/1/32	900,000	883,275
		2,935,659
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	1,250,000	1,194,803
Packaging & Containers 0.5%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	340,610
Clydesdale Acquisition Holdings, Inc. (a)
6.75%, due 4/15/32	600,000	604,151
6.875%, due 1/15/30	714,000	719,416

	Principal Amount	Value
Corporate Bonds
Packaging & Containers
Clydesdale Acquisition Holdings, Inc. (a)
8.75%, due 4/15/30	$ 100,000	$ 101,414
LABL, Inc.
8.625%, due 10/1/31 (a)	2,000,000	1,490,000
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,470,000
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	790,000	847,296
		5,572,887
Pharmaceuticals 0.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	350,000	347,852
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	299,700
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	863,000	899,700
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	523,143
		2,070,395
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	400,000	411,184
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	500,000	503,494
		914,678
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,330,000	1,087,339
Real Estate Investment Trusts 0.2%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	339,331
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	680,000	692,712
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	292,831
7.25%, due 7/15/28 (a)	900,000	921,573
		2,246,447
Retail 0.2%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	1,040,000	941,216
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	851,599
		1,792,815

	Principal Amount	Value
Corporate Bonds
Software 0.3%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	$ 300,000	$ 278,292
4.875%, due 7/1/29	300,000	267,596
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,330,000	1,352,251
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	1,500,000	1,546,831
		3,444,970
Telecommunications 0.4%
CommScope LLC
9.50%, due 12/15/31 (a)	997,000	1,026,910
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	279,684
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	368,000	394,310
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	337,574
Zegona Finance plc
8.625%, due 7/15/29 (a)	2,000,000	2,118,250
		4,156,728
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	830,000	846,011
Trucking & Leasing 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,166,164
Total Corporate Bonds (Cost $98,226,129)		96,547,060
Loan Assignments 85.5%
Aerospace & Defense 2.6%
Arcline FM Holdings LLC
First Lien 2024-2 New Term Loan
8.803% (3 Month SOFR + 4.50%), due 6/23/28 (b)	2,837,365	2,821,050
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
6.175% (1 Month SOFR + 1.75%), due 9/6/27 (b)	2,464,231	2,459,995
Chromalloy Corp.
First Lien Term Loan
8.06% (3 Month SOFR + 3.75%), due 3/27/31 (b)	2,483,737	2,472,354
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
8.427% (6 Month SOFR + 3.75%), due 8/3/29 (b)	1,962,842	1,953,027

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B2
6.324% (1 Month SOFR + 2.00%), due 10/31/31	$ 516,667	$ 514,891
First Lien Initial Term Loan B1
6.325% (1 Month SOFR + 2.00%), due 10/31/31	1,354,937	1,350,279
Engineering Research and Consulting LLC
First Lien Term Loan B
9.313% (3 Month SOFR + 5.00%), due 8/15/31 (b)	1,596,000	1,572,060
GOAT Holdco LLC
First Lien Term Loan B
7.322% (1 Month SOFR + 3.00%), due 1/27/32 (b)	3,333,333	3,304,167
Kaman Corp.
First Lien Initial Term Loan 7.025% - 7.068%
(3 Month SOFR + 2.75%, 6 Month SOFR + 2.75%), due 2/26/32 (b)	913,794	900,944
SkyMiles IP Ltd.
First Lien Initial Term Loan
8.043% (3 Month SOFR + 3.75%), due 10/20/27 (b)	905,859	911,520
TransDigm, Inc. (b)
First Lien Tranche Term Loan L
6.799% (3 Month SOFR + 2.50%), due 1/19/32	995,000	989,058
First Lien Facility Tranche Term Loan I
7.049% (3 Month SOFR + 2.75%), due 8/24/28	7,131,415	7,127,136
First Lien Tranche Term Loan K
7.049% (3 Month SOFR + 2.75%), due 3/22/30	1,381,379	1,371,019
		27,747,500
Animal Food 0.2%
Alltech, Inc.
First Lien Term Loan B
8.689% (1 Month SOFR + 4.25%), due 10/13/28 (b)	2,211,197	2,183,557
Automobile 3.2%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
8.799% (3 Month SOFR + 4.50%), due 12/30/27 (b)	2,615,591	2,613,956
Autokiniton US Holdings, Inc.
First Lien Term Loan B
8.442% (1 Month SOFR + 4.00%), due 4/6/28 (b)	2,958,707	2,903,231
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
7.052% (3 Month SOFR + 2.75%), due 10/16/31 (b)	4,745,384	4,730,555
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.825% (1 Month SOFR + 2.50%), due 5/6/30	3,411,450	3,356,014
First Lien Amendment No. 6 Dollar Term Loan
7.075% (1 Month SOFR + 2.75%), due 1/28/32	2,000,000	1,971,250

	Principal Amount	Value
Loan Assignments
Automobile
First Brands Group LLC (b)
First Lien 2021 Term Loan
9.552% (3 Month SOFR + 5.00%), due 3/30/27	$ 2,635,792	$ 2,438,107
First Lien 2022-II Incremental Term Loan
9.552% (3 Month SOFR + 5.00%), due 3/30/27	2,778,887	2,570,471
Gates Global LLC (b)
First Lien Initial Dollar Term Loan B4
6.075% (1 Month SOFR + 1.75%), due 11/16/29	1,950,000	1,930,196
First Lien Initial Dollar Term Loan B5
6.075% (1 Month SOFR + 1.75%), due 6/4/31	4,477,494	4,428,720
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
7.313% (3 Month SOFR + 3.00%), due 5/4/28 (b)	3,371,060	3,346,381
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.825% (1 Month SOFR + 2.50%), due 1/30/31 (b)	4,204,637	4,137,186
		34,426,067
Banking 0.3%
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
7.324% (1 Month SOFR + 3.00%), due 4/7/28 (b)	3,606,954	3,592,865
Beverage, Food & Tobacco 1.6%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
7.439% (1 Month SOFR + 3.00%), due 12/8/28 (b)	3,269,663	3,261,489
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.295% (3 Month SOFR + 4.00%), due 12/9/31 (b)	2,651,515	2,628,314
Froneri International Ltd.
First Lien Facility Term Loan B4
6.237% (6 Month SOFR + 2.00%), due 9/30/31 (b)	1,421,887	1,410,690
Naked Juice LLC
First Lien Initial Term Loan
7.399% (3 Month SOFR + 3.00%), due 1/24/29 (b)	3,689,654	1,869,426
Pegasus Bidco BV
First Lien 2024-2 Dollar Term Loan
7.573% (3 Month SOFR + 3.25%), due 7/12/29 (b)	2,565,690	2,574,241
Primo Brands Corp.
First Lien 2025 Refinancing Term Loan
6.549% (3 Month SOFR + 2.25%), due 3/31/28 (b)	5,617,722	5,598,998
		17,343,158
Broadcasting & Entertainment 1.3%
Altice France SA
First Lien Term Loan B14
9.802% (3 Month SOFR + 5.50%), due 8/15/28 (b)	2,947,952	2,633,503

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment
CMG Media Corp.
First Lien Facility Term Loan
7.899% (3 Month SOFR + 3.50%), due 6/18/29 (b)	$ 1,719,806	$ 1,609,451
Gray Media, Inc.
First Lien Term Loan D
7.437% (1 Month SOFR + 3.00%), due 12/1/28 (b)	1,552,000	1,419,802
Nexstar Media, Inc.
First Lien Term Loan B4
6.939% (1 Month SOFR + 2.50%), due 9/18/26 (b)	1,461,753	1,459,534
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.689% (1 Month SOFR + 3.25%), due 1/31/29	4,007,344	3,857,068
First Lien 2024 Replacement Term Loan
7.939% (1 Month SOFR + 3.50%), due 1/23/29	2,487,469	2,437,720
First Lien 2022 Incremental Term Loan
8.549% (3 Month SOFR + 4.25%), due 6/25/29	656,437	643,309
		14,060,387
Buildings & Real Estate 1.9%
AllSpring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
7.299% (3 Month SOFR + 3.00%), due 11/1/30 (b)	1,556,855	1,552,963
Beacon Roofing Supply, Inc.
First Lien 2024 Refinancing Term Loan
6.325% (1 Month SOFR + 2.00%), due 5/19/28 (b)	1,444,219	1,442,052
Core & Main LP
First Lien Tranche Term Loan D
6.27% (6 Month SOFR + 2.00%), due 7/27/28 (b)	2,111,199	2,105,921
Cornerstone Building Brands, Inc. (b)
First Lien New Term Loan B
7.669% (1 Month SOFR + 3.25%), due 4/12/28	424,310	353,981
First Lien Initial Term Loan
9.944% (1 Month SOFR + 5.625%), due 8/1/28	1,173,000	1,073,295
Cushman & Wakefield US Borrower LLC
First Lien 2024-3 Term Loan
7.575% (1 Month SOFR + 3.25%), due 1/31/30 (b)	810,417	811,430
Lsf12 Crown US Commercial Bidco LLC
First Lien Term Loan
8.573% (1 Month SOFR + 4.25%), due 12/2/31 (b)	5,200,000	5,093,832
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.061% (3 Month SOFR + 3.50%), due 7/23/28 (b)	3,291,905	3,168,458
WEC US Holdings, Inc.
First Lien Initial Term Loan
6.573% (1 Month SOFR + 2.25%), due 1/27/31 (b)	2,498,874	2,472,546

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
Wilsonart LLC
First Lien Initial Term Loan
8.549% (3 Month SOFR + 4.25%), due 8/5/31 (b)	$ 2,485,006	$ 2,357,650
		20,432,128
Capital Equipment 1.1%
AZZ, Inc.
First Lien Initial Term Loan
6.825% (1 Month SOFR + 2.50%), due 5/14/29 (b)	1,585,235	1,585,235
CPM Holdings, Inc.
First Lien Initial Term Loan
8.823% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,972,519	1,937,177
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
7.825% (1 Month SOFR + 3.50%), due 8/16/29 (b)	2,085,004	2,083,440
Crown Equipment Corp.
First Lien Initial Term Loan
6.819% (1 Month SOFR + 2.50%), due 10/10/31 (b)	1,200,000	1,200,000
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
8.049% (3 Month SOFR + 3.75%), due 5/1/31 (b)	2,965,010	2,914,359
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.799% (3 Month SOFR + 2.50%), due 8/4/31 (b)	997,494	986,895
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
7.325% (1 Month SOFR + 3.00%), due 3/28/31 (b)	1,082,727	1,063,007
		11,770,113
Cargo Transport 0.1%
Stonepeak Nile Parent LLC
First Lien Term Loan B
7.302% (1 Year SOFR + 2.75%), due 2/4/32 (b)	892,857	888,671
Chemicals, Plastics & Rubber 6.8%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.425% (1 Month SOFR + 4.00%), due 11/24/27	512,088	496,725
First Lien 2022 Incremental Term Loan
9.075% (1 Month SOFR + 4.75%), due 11/24/27 (d)(e)	1,466,250	1,422,262
Axalta Coating Systems US Holdings, Inc.
First Lien Dollar Facility Term Loan B7
6.049% (3 Month SOFR + 1.75%), due 12/20/29 (b)	2,122,301	2,118,986
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
8.049% (3 Month SOFR + 3.75%), due 12/23/31 (b)	5,985,000	5,910,187

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
7.499% (1 Month SOFR + 3.175%), due 4/13/29	$ 2,440,000	$ 2,425,258
First Lien Term Loan B
7.548% (1 Year SOFR + 3.25%), due 4/1/32	2,004,948	1,991,792
Fortis 333, Inc.
First Lien Term Loan B
7.797% (1 Year SOFR + 3.50%), due 2/6/32 (b)	2,483,333	2,461,604
Glatfelter Corp.
First Lien Term Loan
8.563% (3 Month SOFR + 4.25%), due 11/4/31 (b)	3,654,175	3,642,756
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
7.575% (1 Month SOFR + 3.25%), due 2/18/30 (b)	2,388,989	2,299,402
INEOS US Petrochem LLC (b)
First Lien 2030 Dollar Tranche Term Loan B
8.175% (1 Month SOFR + 3.75%), due 3/14/30	977,538	921,329
First Lien New Term Loan B1
8.675% (1 Month SOFR + 4.25%), due 4/2/29	1,877,386	1,811,678
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.689% (1 Month SOFR + 4.25%), due 3/16/29 (b)	4,891,348	4,820,017
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.574% (1 Month SOFR + 2.25%), due 5/5/28 (b)	2,583,683	2,582,069
Koppers, Inc.
First Lien 2023 Term Loan B2
6.816% (1 Month SOFR + 2.50%), due 4/10/30 (b)	3,439,143	3,426,246
Lonza Group AG
First Lien USD Facility Term Loan B
8.324% (3 Month SOFR + 3.925%), due 7/3/28 (b)	3,125,890	2,866,051
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B1
7.553% (3 Month SOFR + 3.25%), due 4/3/28	4,283,284	4,293,992
First Lien November 2024 Dollar Term Loan B2
7.554% (3 Month SOFR + 3.25%), due 4/3/28	1,234,430	1,237,516
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B6
7.299% (3 Month SOFR + 3.00%), due 6/23/31 (b)	3,670,948	3,605,395
OQ Chemicals International Holding GmbH (b)
First Lien Tranche Term Loan B2
7.896% (3 Month SOFR + 3.50%), due 12/31/26 (f)	1,847,625	1,570,481
First Lien Refinancing Tranche Term Loan B
12.322% (1 Month SOFR + 8.00%), due 6/23/25	415,814	427,249
Pasadena Performance Products LLC
First Lien Term Loan B
7.752% (6 Month SOFR + 3.50%), due 3/1/32 (b)	666,667	664,583

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
7.291% (3 Month SOFR + 3.00%), due 1/31/29 (b)	$ 4,615,591	$ 4,557,896
Sparta US HoldCo LLC
First Lien Term Loan
7.323% (1 Month SOFR + 3.00%), due 8/2/30 (b)	872,039	863,046
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
7.689% (1 Month SOFR + 3.25%), due 3/3/28 (b)	4,551,888	4,506,370
Tronox Finance LLC (b)
First Lien 2024 Term Loan B2
6.549% (3 Month SOFR + 2.25%), due 4/4/29	996,817	966,083
First Lien 2024 Term Loan B
6.825% (1 Month SOFR + 2.50%), due 9/30/31	1,216,268	1,180,921
Vibrantz Technologies, Inc.
First Lien Initial Term Loan
8.689% (3 Month SOFR + 4.25%), due 4/23/29 (b)	3,919,898	3,450,910
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
7.069% (1 Month SOFR + 2.75%), due 8/1/30 (b)	3,466,369	3,449,037
WR Grace Holdings LLC
First Lien Initial Term Loan
7.549% (3 Month SOFR + 3.25%), due 9/22/28 (b)	3,435,878	3,410,109
		73,379,950
Commercial Services 0.3%
Champions Financing, Inc.
First Lien Initial Term Loan
9.072% (3 Month SOFR + 4.75%), due 2/6/29 (b)	994,987	891,343
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
6.325% (1 Month SOFR + 2.00%), due 10/15/30 (b)	2,481,297	2,468,116
		3,359,459
Construction & Buildings 0.1%
Star Holding LLC
First Lien Term Loan B
8.825% (1 Month SOFR + 4.50%), due 7/18/31 (b)	928,667	904,521
Consumer Durables 0.2%
SWF Holdings I Corp. (b)
First Lien Initial Tranche Term Loan A2
8.439% (1 Month SOFR + 4.00%), due 10/6/28	945,125	765,551
First Lien Tranche Term Loan A1
8.825% (1 Month SOFR + 4.50%), due 12/19/29	1,071,429	1,076,786
		1,842,337

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass 2.5%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
7.072% (1 Month SOFR + 2.75%), due 8/19/31 (b)	$ 1,714,286	$ 1,707,857
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
6.825% (1 Month SOFR + 2.50%), due 6/11/31 (b)	2,008,220	1,988,138
Anchor Glass Container Corp.
First Lien August 2023 Extended Term Loan 7.327% - 7.34%
(3.75% PIK) (3 Month SOFR + 2.75%), due 12/8/25 (b)(c)	2,089,121	1,465,867
Berlin Packaging LLC
First Lien 2024-2 Replacement Term Loan 7.799% - 7.823%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 6/9/31 (b)	3,973,068	3,958,789
Charter Next Generation, Inc.
First Lien 2024 Replacement Term Loan
7.314% (1 Month SOFR + 3.00%), due 11/29/30 (b)	3,771,497	3,759,711
Graham Packaging Co., Inc.
First Lien Initial Term Loan
6.824% (1 Month SOFR + 2.50%), due 8/4/27 (b)	2,796,154	2,789,700
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
7.323% (1 Month SOFR + 3.00%), due 4/15/27 (b)	180,125	179,405
Pactiv Evergreen Group Holdings, Inc.
First Lien Term Loan B4
6.825% (1 Month SOFR + 2.50%), due 9/25/28 (b)	460,623	459,488
Pretium Packaging LLC
First Lien Initial Tranche Term Loan A1
8.189% (0.70% PIK) (3 Month SOFR + 3.899%), due 10/2/28 (b)(c)	1,608,341	935,350
Pretium PKG Holdings, Inc. (b)
First Lien Third Amendment Tranche Term Loan A
8.041% (1.25% PIK) (3 Month SOFR + 3.75%), due 10/2/28 (c)	436,240	439,512
Second Lien Initial Term Loan
11.309% (3 Month SOFR + 6.75%), due 9/30/29 (d)	750,000	165,750
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 8.302% - 8.323%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	3,625,875	3,610,012
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.689% (1 Month SOFR + 4.25%), due 7/7/28 (b)	2,253,635	2,043,297
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
8.049% (3 Month SOFR + 3.75%), due 9/15/28 (b)	3,530,975	3,400,770
		26,903,646
Diversified/Conglomerate Manufacturing 2.0%
Allied Universal Holdco LLC
First Lien Initial US Dollar Term Loan
8.175% (1 Month SOFR + 3.75%), due 5/12/28 (b)	7,646,702	7,633,557

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan
7.325% (1 Month SOFR + 3.00%), due 10/23/28 (b)	$ 3,460,149	$ 3,452,364
GYP Holdings III Corp.
First Lien Term Loan B
6.575% (1 Month SOFR + 2.25%), due 5/13/30 (b)	1,349,973	1,349,973
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
6.325% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,744,563	1,735,296
LTI Holdings, Inc.
First Lien 2024 Term Loan
8.575% (1 Month SOFR + 4.25%), due 7/29/29 (b)	2,388,000	2,376,060
Quikrete Holdings, Inc.
First Lien Term Loan B1
6.575% (1 Month SOFR + 2.25%), due 4/14/31 (b)	5,153,686	5,098,284
		21,645,534
Diversified/Conglomerate Service 1.6%
Applied Systems, Inc.
First Lien Term Loan B
7.049% (3 Month SOFR + 2.75%), due 2/24/31 (b)	2,994,584	2,988,502
Blackhawk Network Holdings, Inc.
First Lien Term Loan B2
8.325% (1 Month SOFR + 4.00%), due 3/12/29 (b)	3,452,165	3,435,622
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.825% (1 Month SOFR + 2.50%), due 1/30/32 (b)	6,000,000	5,929,500
MKS Instruments, Inc.
First Lien 2025-1 Dollar Term Loan B
6.319% (1 Month SOFR + 2.00%), due 8/17/29 (b)	2,112,007	2,099,687
TruGreen LP
First Lien Term Loan B
8.425% (1 Month SOFR + 4.00%), due 11/2/27 (b)	2,617,162	2,457,953
		16,911,264
Ecological 0.2%
Discovery Purchaser Corp.
First Lien Term Loan
8.04% (3 Month SOFR + 3.75%), due 10/4/29 (b)	1,000,000	987,750
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.819% (3 Month SOFR + 2.50%), due 3/3/32 (b)	1,050,000	1,041,687
		2,029,437
Electronics 5.8%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.075% (1 Month SOFR + 2.75%), due 1/31/31 (b)	3,140,159	3,096,981

	Principal Amount	Value
Loan Assignments
Electronics
Castle US Holding Corp. (b)
First Lien Initial Dollar Term Loan
8.325% (3 Month SOFR + 3.75%), due 1/29/27	$ 265,742	$ 162,767
First Lien Dollar Term Loan B2
8.575% (3 Month SOFR + 4.00%), due 1/29/27	1,673,077	1,012,212
CommScope, Inc.
First Lien Initial Term Loan
9.575% (1 Month SOFR + 5.25%), due 12/18/29 (b)	4,095,685	4,071,794
CoreLogic, Inc.
First Lien Initial Term Loan
7.939% (1 Month SOFR + 3.50%), due 6/2/28 (b)	6,321,987	6,179,742
DCert Buyer, Inc.
First Lien Initial Term Loan
8.325% (1 Month SOFR + 4.00%), due 10/16/26 (b)	1,718,867	1,667,033
Eagle Parent Corp.
First Lien Initial Term Loan
8.549% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,739,087	2,598,709
ECI Macola/Max Holding LLC
First Lien Term Loan B
7.549% (3 Month SOFR + 3.25%), due 5/9/30 (b)	1,915,650	1,912,658
Epicor Software Corp.
First Lien Term Loan E
7.075% (1 Month SOFR + 2.75%), due 5/30/31 (b)	5,164,032	5,147,492
Flexera Software LLC
First Lien Term Loan B3
7.299% (3 Month SOFR + 3.00%), due 3/3/28 (b)	3,296,878	3,277,921
Gainwell Acquisition Corp.
First Lien Term Loan B
8.399% (3 Month SOFR + 4.00%), due 10/1/27 (b)	2,468,102	2,282,994
ION Trading Finance Ltd.
First Lien 2024 Dollar Term Loan B
7.799% (3 Month SOFR + 3.50%), due 4/3/28 (b)	692,803	691,071
MH Sub I LLC (b)
First Lien 2024 December New Term Loan
8.574% (1 Month SOFR + 4.25%), due 12/31/31	2,560,749	2,335,403
First Lien Term Loan
8.575% (1 Month SOFR + 4.25%), due 5/3/28	4,781,127	4,548,047
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
7.549% (3 Month SOFR + 3.25%), due 10/28/30	3,465,088	3,491,076
Second Lien Term Loan
8.777% (1 Year SOFR + 5.00%), due 11/22/32	1,000,000	997,083
Proofpoint, Inc.
First Lien Term Loan
7.325% (1 Month SOFR + 3.00%), due 8/31/28 (b)	3,414,287	3,400,418
Rocket Software, Inc.
First Lien Term Loan
8.575% (1 Month SOFR + 4.25%), due 11/28/28 (b)	5,773,480	5,755,767

	Principal Amount	Value
Loan Assignments
Electronics
Sharp Services LLC
First Lien Term Loan B
7.549% (3 Month SOFR + 3.25%), due 1/2/29 (b)	$ 2,736,429	$ 2,734,719
SS&C Technologies, Inc.
First Lien Term Loan B8
6.324% (1 Month SOFR + 2.00%), due 5/9/31 (b)	2,432,383	2,428,791
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.069% (1 Month SOFR + 1.75%), due 3/2/27 (b)	2,894,107	2,886,270
VS Buyer LLC
First Lien 2024-1 Refinancing Term Loan
7.072% (1 Month SOFR + 2.75%), due 4/14/31 (b)	2,167,342	2,161,924
		62,840,872
Energy (Electricity) 0.8%
Alpha Generation LLC
First Lien Initial Term Loan B
7.075% (1 Month SOFR + 2.75%), due 9/30/31 (b)	597,000	596,503
Cogentrix Finance Holdco I LLC
First Lien Term Loan
7.074% (1 Month SOFR + 2.75%), due 2/13/32 (b)	1,250,000	1,245,834
Lightning Power LLC
First Lien Initial Term Loan B
6.549% (3 Month SOFR + 2.25%), due 8/18/31 (b)	1,987,506	1,974,375
Reworld Holding Corp. (b)
First Lien Term Loan B
6.575% (1 Month SOFR + 2.25%), due 11/30/28	1,008,560	1,004,778
First Lien Term Loan C
6.575% (1 Month SOFR + 2.25%), due 11/30/28	77,485	77,194
First Lien 2024 Refinancing Term Loan B
6.814% (1 Month SOFR + 2.50%), due 11/30/28	3,765,030	3,753,264
First Lien 2024 Refinancing Term Loan C
6.814% (1 Month SOFR + 2.50%), due 11/30/28	206,772	206,255
		8,858,203
Entertainment 1.8%
Alterra Mountain Co. (b)
First Lien Term Loan B6
7.075% (1 Month SOFR + 2.75%), due 8/17/28	3,816,296	3,816,296
First Lien Term Loan B7
7.325% (1 Month SOFR + 3.00%), due 5/31/30	1,194,008	1,194,008
Delta 2 (Lux) SARL
First Lien Term Loan B
6.299% (3 Month SOFR + 2.00%), due 9/30/31 (b)	1,994,937	1,989,949
Endeavor Operating Co. LLC
First Lien Term Loan B
7.319% (1 Month SOFR + 3.00%), due 3/24/32 (b)	2,000,000	1,985,834

	Principal Amount	Value
Loan Assignments
Entertainment
Fertitta Entertainment LLC
First Lien Initial Term Loan B
7.825% (1 Month SOFR + 3.50%), due 1/29/29 (b)	$ 4,127,362	$ 4,053,846
Great Canadian Gaming Corp.
First Lien Term Loan B
9.053% (3 Month SOFR + 4.75%), due 11/1/29 (b)	2,359,993	2,320,659
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.825% (1 Month SOFR + 3.50%), due 4/26/30 (b)	3,870,000	3,808,320
		19,168,912
Finance 7.5%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.543% (1 Month SOFR + 2.25%), due 4/20/28 (b)	2,643,333	2,676,375
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.814% (1 Month SOFR + 3.375%), due 12/23/27	1,440,000	1,420,200
First Lien Amendment No. 5 Term Loan
8.189% (1 Month SOFR + 3.75%), due 12/23/27	1,718,595	1,702,484
AlixPartners LLP
First Lien Initial Dollar Term Loan
6.939% (1 Month SOFR + 2.50%), due 2/4/28 (b)	1,439,995	1,437,896
Ascensus Group Holdings, Inc.
First Lien 2024 Term Loan B
7.325% (1 Month SOFR + 3.00%), due 8/2/28 (b)	4,532,465	4,495,639
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
7.799% (3 Month SOFR + 3.50%), due 10/18/29 (b)	1,990,000	1,997,462
Boost Newco Borrower LLC
First Lien Term Loan B2
6.299% (3 Month SOFR + 2.00%), due 1/31/31 (b)	6,483,750	6,433,099
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
7.291% (3 Month SOFR + 3.00%), due 7/30/31 (b)	4,204,527	4,125,213
Covia Holdings LLC
First Lien Initial Term Loan
7.568% (3 Month SOFR + 3.25%), due 2/13/32 (b)	1,200,000	1,195,500
CPC Acquisition Corp.
First Lien Initial Term Loan
8.311% (3 Month SOFR + 3.75%), due 12/29/27 (b)	1,738,715	1,399,666
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.049% (3 Month SOFR + 3.75%), due 4/9/27 (b)	3,420,196	3,232,085
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
7.075% (1 Month SOFR + 2.75%), due 9/15/31 (b)	1,400,000	1,396,500

	Principal Amount	Value
Loan Assignments
Finance
GTCR Everest Borrower LLC
First Lien Initial Term Loan
7.049% (3 Month SOFR + 2.75%), due 9/5/31 (b)	$ 748,125	$ 742,247
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
8.175% (1 Month SOFR + 3.75%), due 6/6/31 (b)	4,471,645	4,128,817
Leia Finco US LLC
First Lien Initial Term Loan
7.535% (3 Month SOFR + 3.25%), due 10/9/31 (b)	1,200,000	1,186,687
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
7.322% (1 Month SOFR + 3.00%), due 6/14/30 (b)	3,640,965	3,650,068
Minimax Viking GmbH
First Lien Senior USD Facility Term Loan B
6.565% (1 Month SOFR + 2.25%), due 2/20/32 (b)	1,028,571	1,024,714
Newfold Digital Holdings Group, Inc.
First Lien Initial Term Loan
7.929% (1 Month SOFR + 3.50%), due 2/10/28 (b)	5,752,472	3,850,561
Onex TSG Intermediate Corp.
First Lien Initial Term Loan
9.302% (3 Month SOFR + 4.75%), due 2/28/28 (b)	955,189	954,592
Orbit Private Holdings I Ltd.
First Lien Term Loan B
7.967% (6 Month SOFR + 3.75%), due 12/11/28 (b)	3,057,207	3,041,921
Park River Holdings, Inc.
First Lien Initial Term Loan
7.822% (3 Month SOFR + 3.25%), due 12/28/27 (b)	4,260,093	3,908,635
Peraton Corp.
First Lien Term Loan B
8.175% (1 Month SOFR + 3.75%), due 2/1/28 (b)	5,297,071	4,703,989
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
8.302% (3 Month SOFR + 4.00%), due 9/20/28	2,021,906	1,834,880
First Lien Term Loan A
9.803% (3 Month SOFR + 5.50%), due 6/20/28	1,008,986	1,021,598
Potters Borrower LP
First Lien 2025 Refinancing Term Loan
7.317% (3 Month SOFR + 3.00%), due 12/14/27 (b)	1,005,859	1,005,230
RealPage, Inc. (b)
First Lien Initial Term Loan
7.561% (3 Month SOFR + 3.00%), due 4/24/28	1,605,810	1,582,726
First Lien 2024-1 Incremental Term Loan
8.049% (3 Month SOFR + 3.75%), due 4/24/28	2,666,667	2,664,075
RealTruck Group, Inc.
First Lien Initial Term Loan
7.939% (1 Month SOFR + 3.50%), due 1/31/28 (b)	2,026,491	1,922,633

	Principal Amount	Value
Loan Assignments
Finance
Russell Investments US Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
9.291% (1.50% PIK) (3 Month SOFR + 5.00%), due 5/28/27 (b)(c)	$ 4,454,236	$ 4,294,627
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
8.311% (3 Month SOFR + 3.75%), due 2/4/28 (b)	1,763,599	1,765,804
WCG Intermediate Corp.
First Lien 2025 Refinancing Term Loan
7.324% (1 Month SOFR + 3.00%), due 2/25/32 (b)	4,000,000	3,954,000
WIN Waste Innovations Holdings, Inc.
First Lien New Term Loan B
7.189% (1 Month SOFR + 2.75%), due 3/24/28 (b)	2,156,196	2,110,377
		80,860,300
Healthcare 2.6%
AHP Health Partners, Inc.
First Lien 2024 Term Loan B
7.075% (1 Month SOFR + 2.75%), due 8/24/28 (b)	1,177,888	1,175,533
Chariot Buyer LLC
First Lien Initial Term Loan
7.675% (1 Month SOFR + 3.25%), due 11/3/28 (b)	6,623,769	6,563,744
CHG Healthcare Services, Inc.
First Lien Refinancing Term Loan 7.299% - 7.313%
(3 Month SOFR + 3.00%), due 9/29/28 (b)	4,232,034	4,221,455
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.949% (3 Month SOFR + 2.50%), due 1/8/29 (b)	3,167,993	3,158,489
LSCS Holdings, Inc.
First Lien Term Loan
8.799% (3 Month SOFR + 4.50%), due 2/20/32 (b)	2,673,859	2,662,997
Medical Solutions Holdings, Inc.
First Lien Term Loan
7.891% (3 Month SOFR + 3.50%), due 11/1/28 (b)	499,297	318,718
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.575% (1 Month SOFR + 2.25%), due 10/23/28 (b)	8,691,456	8,671,353
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
8.688% (1 Month SOFR + 4.25%), due 10/2/28 (b)	1,905,458	1,867,051
		28,639,340
Healthcare & Pharmaceuticals 2.2%
1261229 BC Ltd.
First Lien Term Loan
10.385% (1 Year SOFR + 6.25%), due 10/8/30 (b)	1,500,000	1,447,500
Bausch + Lomb Corp.
First Lien Initial Term Loan
7.672% (1 Month SOFR + 3.25%), due 5/10/27 (b)	1,945,000	1,936,491

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Bausch Health Cos., Inc.
First Lien Second Amendment Term Loan
9.675% (1 Month SOFR + 5.25%), due 2/1/27 (b)	$ 1,293,750	$ 1,267,875
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
6.325% (1 Month SOFR + 2.00%), due 7/28/31 (b)	935,156	937,494
Embecta Corp.
First Lien Initial Term Loan
7.313% (3 Month SOFR + 3.00%), due 3/30/29 (b)	3,736,483	3,725,740
Opella Ltd.
First Lien Term Loan
TBD, due 3/31/32	3,500,000	3,482,500
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.175% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,347,277	2,300,331
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.802% (3 Month SOFR + 3.25%), due 12/29/28 (b)	1,552,936	1,441,125
Phoenix Newco, Inc.
First Lien Sixth Amendment Term Loan
6.825% (1 Month SOFR + 2.50%), due 11/15/28 (b)	5,192,993	5,177,845
Physician Partners LLC (b)
First Lien Initial Tranche Term Loan B1
8.449% (3 Month SOFR + 4.00%), due 12/31/29	574,383	291,021
First Lien Tranche Term Loan C
9.949% (3 Month SOFR + 5.50%), due 12/31/30	355,570	60,447
Surgery Center Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.072% (1 Month SOFR + 2.75%), due 12/19/30 (b)	1,488,722	1,485,207
		23,553,576
Healthcare, Education & Childcare 3.4%
Agiliti Health, Inc.
First Lien Term Loan 7.262% - 7.31%
(3 Month SOFR + 3.00%, 6 Month SOFR + 3.00%), due 5/1/30 (b)	4,198,056	3,946,172
Amneal Pharmaceuticals LLC
First Lien Term Loan
9.825% (1 Month SOFR + 5.50%), due 5/4/28 (b)	4,964,237	5,044,906
AthenaHealth Group, Inc.
First Lien Initial Term Loan
7.325% (1 Month SOFR + 3.00%), due 2/15/29 (b)	7,821,817	7,720,782
Auris Luxembourg III SARL
First Lien Facility Term Loan B6
8.177% (6 Month SOFR + 3.75%), due 2/28/29 (b)	994,894	988,676
Carestream Health, Inc.
First Lien Term Loan
11.899% (3 Month SOFR + 7.50%), due 9/30/27 (b)	1,701,762	1,140,180

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
6.291% (3 Month SOFR + 2.00%), due 6/12/31 (b)	$ 1,237,270	$ 1,224,381
Elanco Animal Health, Inc.
First Lien Term Loan
6.173% (1 Month SOFR + 1.75%), due 8/2/27 (b)	966,303	963,997
Insulet Corp.
First Lien 2024-A Incremental Term Loan
6.824% (1 Month SOFR + 2.50%), due 8/1/31 (b)	1,653,780	1,654,607
Journey Personal Care Corp.
First Lien Term Loan B
8.049% (3 Month SOFR + 3.75%), due 3/1/28 (b)	4,919,246	4,851,607
LifePoint Health, Inc.
First Lien Term Loan B1
8.052% (3 Month SOFR + 3.75%), due 5/19/31 (b)	1,995,000	1,930,661
Mallinckrodt plc
First Lien Second Out Term Loan
14.00% (1 Month SOFR + 9.50%), due 11/14/28 (b)	268,466	277,975
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 8.149% - 8.175%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	1,514,918	1,464,737
First Lien Initial Term Loan C
8.149% (3 Month SOFR + 3.75%), due 3/2/28	49,563	47,921
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.572% (1 Month SOFR + 2.25%), due 5/19/31 (b)	3,365,927	3,315,439
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
7.811% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,376,765	1,251,135
Select Medical Corp.
First Lien Tranche Term Loan B2
6.325% (1 Month SOFR + 2.00%), due 12/3/31 (b)	362,389	361,483
Sound Inpatient Physicians Holdings LLC (b)(c)
First Lien PIK Term Loan B
8.061% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	412,118	373,997
First Lien Tranche Term Loan A
10.061% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,715	344,756
		36,903,412
High Tech Industries 3.3%
Altar Bidco, Inc.
First Lien Term Loan B
7.247% (1 Year SOFR + 3.10%), due 2/1/29 (b)	1,823,437	1,796,998
AP Gaming I LLC
First Lien Term Loan B
8.075% (1 Month SOFR + 3.75%), due 2/15/29 (b)	2,753,080	2,766,845

	Principal Amount	Value
Loan Assignments
High Tech Industries
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.549% (3 Month SOFR + 3.25%), due 7/6/29 (b)	$ 2,487,500	$ 2,124,740
Clearwater Analytics LLC
First Lien Term Loan B
6.457% (1 Year SOFR + 2.25%), due 2/9/32 (b)	1,000,000	1,000,000
Hanesbrands, Inc.
First Lien Initial Trance Term Loan B
7.075% (1 Month SOFR + 2.75%), due 3/8/32 (b)	1,348,729	1,345,357
Javelin Buyer, Inc.
First Lien Term Loan
7.563% (3 Month SOFR + 3.25%), due 12/5/31 (b)	800,000	795,800
Modena Buyer LLC
First Lien Initial Term Loan
8.791% (3 Month SOFR + 4.50%), due 7/1/31 (b)	1,496,250	1,442,635
NAB Holdings LLC
First Lien 2025 Refinancing Term Loan
6.799% (3 Month SOFR + 2.50%), due 11/24/28 (b)	355,827	352,714
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
7.324%, due 11/17/31	2,400,000	2,386,001
Open Text Corp.
First Lien Term Loan B
6.075% (1 Month SOFR + 1.75%), due 1/31/30 (b)	1,421,333	1,416,650
Plusgrade, Inc.
First Lien Term Loan
7.799% (3 Month SOFR + 3.50%), due 3/3/31 (b)	1,860,000	1,873,950
Sandisk Corp.
First Lien Term Loan B
7.33% (3 Month SOFR + 3.00%), due 2/21/32 (b)	5,000,000	4,925,000
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
7.296% (3 Month SOFR + 3.00%), due 4/4/29 (b)	2,691,267	2,672,204
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.936% (1 Month SOFR + 3.50%), due 3/5/27 (b)	3,001,367	2,999,236
Star Parent, Inc.
First Lien Term Loan
8.299% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,455,000	4,252,298
Trans Union LLC
First Lien 2024 Refinancing Term Loan B9
6.075% (1 Month SOFR + 1.75%), due 6/24/31 (b)	4,162,801	4,147,190
		36,297,618
Hotel, Gaming & Leisure 0.8%
Flutter Financing BV
First Lien 2024 Refinancing Term Loan B
6.049% (3 Month SOFR + 1.75%), due 12/2/30 (b)	1,982,462	1,972,550

	Principal Amount	Value
Loan Assignments
Hotel, Gaming & Leisure
Hilton Domestic Operating Co., Inc.
First Lien Term Loan B4
6.07% (1 Month SOFR + 1.75%), due 11/8/30 (b)	$ 235,804	$ 235,222
Ontario Gaming GTA LP
First Lien Term Loan B
8.549% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,304,867	2,267,412
Tacala Investment Corp.
First Lien Amendment No. 2 Replacement Term Loan
7.825% (1 Month SOFR + 3.50%), due 1/31/31 (b)	4,356,110	4,347,398
		8,822,582
Hotels, Motels, Inns & Gaming 3.5%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.937% (1 Month SOFR + 5.50%), due 3/11/30	305,684	302,627
Second Lien Second Out Term Loan
11.937% (1 Month SOFR + 7.615%), due 3/11/30	305,684	298,042
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
6.563% (3 Month SOFR + 2.25%), due 2/6/30	1,722,000	1,716,619
First Lien Term Loan B1
6.563% (3 Month SOFR + 2.25%), due 2/6/31	1,386,000	1,375,605
Entain plc (b)
First Lien USD Facility Term Loan B
6.903% (3 Month SOFR + 2.50%), due 3/29/27	1,240,714	1,239,939
First Lien Facility Term Loan B3
7.053% (3 Month SOFR + 2.75%), due 10/31/29	1,568,163	1,568,555
Everi Holdings, Inc.
First Lien Term Loan B
6.939% (1 Month SOFR + 2.50%), due 8/3/28 (b)	2,377,005	2,375,620
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
6.575% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,842,188	1,838,733
Light & Wonder International, Inc.
First Lien Term Loan B2
6.566% (1 Month SOFR + 2.25%), due 4/16/29 (b)	3,666,093	3,643,180
Oceankey US II Corp.
First Lien Initial Term Loan
7.925% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,016,817	3,007,390
PCI Gaming Authority
First Lien Facility Term Loan B
6.325% (1 Month SOFR + 2.00%), due 7/18/31 (b)	2,430,758	2,408,730
Penn Entertainment, Inc.
First Lien Term Loan B
6.825% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,485,226	1,483,184
Station Casinos LLC
First Lien Facility Term Loan B
6.325% (1 Month SOFR + 2.00%), due 3/14/31 (b)	3,960,000	3,936,486

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
6.825% (1 Month SOFR + 2.50%), due 12/14/29 (b)	$ 3,367,414	$ 3,357,944
UFC Holdings LLC
First Lien Term Loan B4
6.58% (3 Month SOFR + 2.25%), due 11/21/31 (b)	4,613,438	4,595,560
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.824% (1 Month SOFR + 2.50%), due 8/3/28 (b)	4,781,279	4,756,828
		37,905,042
Insurance 2.5%
Acrisure LLC
First Lien Term Loan B6
7.325% (1 Month SOFR + 3.00%), due 11/6/30 (b)	2,635,089	2,613,679
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
7.069% (1 Month SOFR + 2.75%), due 9/19/31 (b)	1,590,048	1,577,327
AssuredPartners, Inc.
First Lien 2024 Term Loan
7.825% (1 Month SOFR + 3.50%), due 2/14/31 (b)	4,952,481	4,954,804
Asurion LLC (b)
First Lien New Term Loan B9
7.689% (1 Month SOFR + 3.25%), due 7/30/27	480,000	475,800
First Lien New Term Loan B12
8.575% (1 Month SOFR + 4.25%), due 9/19/30	960,175	946,973
First Lien New Term Loan B11
8.675% (1 Month SOFR + 4.25%), due 8/21/28	1,396,094	1,382,134
Second Lien New Term Loan B3
9.689% (1 Month SOFR + 5.25%), due 1/31/28	1,800,000	1,701,000
Second Lien New Term Loan B4
9.689% (1 Month SOFR + 5.25%), due 1/19/29	2,500,000	2,313,020
Broadstreet Partners, Inc.
First Lien 2024 Term Loan B
7.325% (1 Month SOFR + 3.00%), due 6/16/31 (b)	3,756,214	3,719,592
Goosehead Insurance Holdings LLC
First Lien Initial Term Loan
7.822% (1 Month SOFR + 3.50%), due 1/8/32 (b)	1,500,000	1,509,375
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
7.313% (3 Month SOFR + 3.00%), due 7/31/31 (b)	3,802,066	3,784,956
Truist Insurance Holdings LLC
First Lien Term Loan B
7.049% (3 Month SOFR + 2.75%), due 5/6/31 (b)	1,838,710	1,824,919
		26,803,579

	Principal Amount	Value
Loan Assignments
Leisure, Amusement, Motion Pictures & Entertainment 1.0%
Bombardier Recreational Products, Inc.
First Lien ARR Borrowing Term Loan
7.075% (1 Month SOFR + 2.75%), due 12/13/29 (b)	$ 2,932,838	$ 2,902,899
Creative Artists Agency LLC
First Lien Term Loan B
7.075% (1 Month SOFR + 2.75%), due 10/1/31 (b)	5,325,827	5,309,658
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
6.575% (1 Month SOFR + 2.25%), due 4/1/31 (b)	1,303,912	1,301,738
Tripadvisor, Inc.
First Lien Initial Term Loan B
7.049% (3 Month SOFR + 2.75%), due 7/8/31 (b)	1,160,833	1,137,617
		10,651,912
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
6.673% (1 Month SOFR + 2.25%), due 7/31/26 (b)	442,768	442,952
Columbus McKinnon Corp.
First Lien Initial Term Loan
6.899% (3 Month SOFR + 2.50%), due 5/15/28 (b)	2,447,993	2,454,113
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan
8.785% (6 Month SOFR + 4.50%), due 2/15/29 (b)	4,407,176	4,384,039
		7,281,104
Manufacturing 1.8%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.805% (3 Month SOFR + 2.50%), due 3/15/30 (b)	1,892,712	1,880,883
Coherent Corp.
First Lien Term Loan B2
6.325% (1 Month SOFR + 2.00%), due 7/2/29 (b)	4,037,004	4,030,275
CP Atlas Buyer, Inc.
First Lien Term Loan B
8.174% (1 Month SOFR + 3.75%), due 11/23/27 (b)	1,767,434	1,624,934
FCG Acquisitions, Inc.
First Lien Amendment No. 11 Term Loan
7.549% (3 Month SOFR + 3.25%), due 3/31/28 (b)	2,193,383	2,175,105
LSF12 Badger Bidco LLC
First Lien Initial Term Loan
10.325% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,234,375	1,214,316
Madison IAQ LLC
First Lien Initial Term Loan
6.762% (6 Month SOFR + 2.50%), due 6/21/28 (b)	2,277,400	2,249,502
Pro Mach Group, Inc.
First Lien Amendment No. 5 Refinancing Term Loan
7.075% (1 Month SOFR + 2.75%), due 8/31/28 (b)	5,004,268	4,985,502

	Principal Amount	Value
Loan Assignments
Manufacturing
Rexnord LLC
First Lien Term Loan B
6.439% (1 Month SOFR + 2.00%), due 10/4/28 (b)	$ 742,398	$ 743,326
Standard Building Solutions, Inc.
First Lien Initial Term Loan
6.069% (1 Month SOFR + 1.75%), due 9/22/28 (b)	347,239	346,756
Vortex Opco LLC
First Lien Closing Date Second-Out Purchased Term Loan
8.664% (3 Month SOFR + 4.25%), due 12/18/28 (b)	1,303,178	620,312
		19,870,911
Media 1.2%
Apple Bidco LLC
First Lien Term Loan
6.825% (1 Month SOFR + 2.50%), due 9/23/31 (b)	2,987,358	2,950,949
Cogeco Financing 2 LP
First Lien Term Loan B
6.939% (1 Month SOFR + 2.50%), due 9/1/28 (b)	2,705,775	2,657,580
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.938% (1 Month SOFR + 2.50%), due 6/2/28 (b)	579,000	576,829
Radiate Holdco LLC
First Lien Amendment No. 6 Term Loan
7.689% (1 Month SOFR + 3.25%), due 9/25/26 (b)	1,997,538	1,709,143
Sinclair Television Group, Inc.
First Lien Term Loan B7
8.527% (1 Month SOFR + 4.10%), due 12/31/30 (b)	1,452,551	1,212,880
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.724% (6 Month SOFR + 3.175%), due 3/31/31 (b)	3,666,667	3,524,583
		12,631,964
Mining, Steel, Iron & Non-Precious Metals 0.8%
American Rock Salt Co. LLC (b)
First Lien Initial Term Loan
8.439% (1 Month SOFR + 4.00%), due 6/9/28	1,210,000	978,083
First Lien First Out Term Loan
11.439% (1 Month SOFR + 7.00%), due 6/11/28	607,781	613,859
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
7.075% (1 Month SOFR + 2.75%), due 8/19/30 (b)	1,688,711	1,672,878
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
10.347% (3 Month SOFR + 5.00%), due 12/21/29 (b)	2,295,171	2,332,468
MRC Global (US), Inc.
First Lien Term Loan
7.931% (6 Month SOFR + 3.50%), due 10/29/31 (b)	1,200,000	1,200,000

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals
Zekelman Industries, Inc.
First Lien 2024 Term Loan
6.571% (1 Month SOFR + 2.25%), due 1/24/31 (b)	$ 2,192,562	$ 2,195,759
		8,993,047
Oil & Gas 2.2%
ChampionX Corp.
First Lien Term Loan B1
7.175% (1 Month SOFR + 2.75%), due 6/7/29 (b)	1,466,419	1,464,128
Compass Power Generation LLC
First Lien Tranche Term Loan B3
8.075% (1 Month SOFR + 3.75%), due 4/16/29 (b)	2,249,626	2,244,003
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
8.049% (3 Month SOFR + 3.75%), due 6/22/29 (b)	1,671,624	1,664,658
Fleet Midco I Ltd.
First Lien Term Loan B2
7.055% (6 Month SOFR + 2.75%), due 2/21/31 (b)	3,183,585	3,195,524
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
6.302% (3 Month SOFR + 2.00%), due 10/4/30 (b)	1,354,605	1,348,678
Hilcorp Energy I LP
First Lien Initial Term Loan
6.322% (1 Month SOFR + 2.00%), due 2/6/30 (b)	857,143	857,143
Liberty Media Corp.
First Lien Term Loan
TBD, due 8/1/31	1,000,000	997,500
Murphy USA, Inc.
First Lien Tranche Term Loan B
6.188% (1 Month SOFR + 1.75%), due 1/31/28 (b)	433,125	433,125
NGL Energy Operating LLC
First Lien Initial Term Loan
8.074% (1 Month SOFR + 3.75%), due 2/3/31 (b)	528,000	524,700
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
6.569% (1 Month SOFR + 2.25%), due 10/5/28 (b)	1,940,555	1,939,342
Prairie Acquiror LP
First Lien Term Loan B3
8.575% (1 Month SOFR + 4.25%), due 8/1/29 (b)	2,165,526	2,168,233
Thunder Generation Funding LLC
First Lien Term Loan 7.299% - 9.50%
(3 Month SOFR + 3.00%, PRIME + 2.00%), due 9/26/31 (b)	1,492,500	1,491,257
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.575% (1 Month SOFR + 3.25%), due 11/17/28 (b)	2,968,150	2,963,202

	Principal Amount	Value
Loan Assignments
Oil & Gas
Traverse Midstream Partners LLC
First Lien Advance Term Loan
7.291% (3 Month SOFR + 3.00%), due 2/16/28 (b)	$ 2,059,501	$ 2,059,501
		23,350,994
Packaging 0.2%
LABL, Inc.
First Lien Term Loan B
9.425% (1 Month SOFR + 5.00%), due 10/30/28 (b)	2,943,538	2,430,258
Personal & Nondurable Consumer Products 1.6%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B1
6.575% (1 Month SOFR + 2.25%), due 12/21/28 (b)	5,783,844	5,720,221
Foundation Building Materials, Inc.
First Lien Initial Term Loan
7.802% (3 Month SOFR + 3.25%), due 1/31/28 (b)	1,699,032	1,605,586
First Lien Term Loan
8.291%, due 1/29/31	2,831,983	2,564,519
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
7.549% (3 Month SOFR + 3.25%), due 1/16/32 (b)	3,563,489	3,409,368
Leslie's Poolmart, Inc.
First Lien Term Loan B
7.302% (3 Month SOFR + 2.75%), due 3/9/28 (b)	1,144,135	836,649
Michaels Cos., Inc. (The)
First Lien Term Loan B
8.811% (3 Month SOFR + 4.25%), due 4/17/28 (b)	3,080,000	2,253,020
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
6.325% (1 Month SOFR + 2.00%), due 4/20/29 (b)	1,410,061	1,405,655
		17,795,018
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
American Builders & Contractors Supply Co., Inc.
First Lien Term Loan B
6.075% (1 Month SOFR + 1.75%), due 1/31/31 (b)	1,649,294	1,645,466
SRAM LLC
First Lien Initial Term Loan
6.572% (1 Month SOFR + 2.25%), due 2/27/32 (b)	2,644,609	2,624,774
Varsity Brands, Inc.
First Lien Initial Term Loan
8.068% (3 Month SOFR + 3.75%), due 8/26/31 (b)	3,600,000	3,523,500
		7,793,740

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services 0.9%
Aramark Services, Inc. (b)
First Lien Term Loan B7
6.325% (1 Month SOFR + 2.00%), due 4/6/28	$ 1,402,972	$ 1,402,271
First Lien Term Loan B8
6.325% (1 Month SOFR + 2.00%), due 6/24/30	1,398,703	1,396,955
Hayward Industries, Inc.
First Lien Initial Term Loan
6.939% (1 Month SOFR + 2.50%), due 5/30/28 (b)	1,715,356	1,707,851
IRB Holding Corp.
First Lien 2024 Second Replacement Term Loan B
6.825% (1 Month SOFR + 2.50%), due 12/15/27 (b)	3,630,406	3,603,178
KFC Holding Co.
First Lien 2021 Term Loan B
6.181% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,416,054	1,417,529
		9,527,784
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
9.30% (3 Month SOFR + 4.75%), due 7/6/28 (b)	2,129,412	1,996,324
Retail 0.3%
Great Outdoors Group LLC
First Lien Term Loan B
7.575% (1 Month SOFR + 3.25%), due 1/23/32 (b)	3,747,318	3,736,076
Retail Store 1.1%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
6.825% (1 Month SOFR + 2.50%), due 6/11/31 (b)	4,422,222	4,304,759
PetSmart LLC
First Lien Initial Term Loan
8.175% (1 Month SOFR + 3.75%), due 2/11/28 (b)	1,588,212	1,559,426
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
7.575% (1 Month SOFR + 3.25%), due 10/19/29 (b)	6,729,880	6,512,841
		12,377,026
Services: Business 4.0%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.575% (1 Month SOFR + 2.25%), due 9/29/31 (b)	3,491,250	3,382,148
Brown Group Holding LLC (b)
First Lien Incremental Term Loan B2 6.791% - 6.825%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31	1,025,854	1,019,014
First Lien Initial Term Loan
6.825% (1 Month SOFR + 2.50%), due 7/1/31	3,115,199	3,095,729

	Principal Amount	Value
Loan Assignments
Services: Business
ConnectWise LLC
First Lien Initial Term Loan
8.061% (3 Month SOFR + 3.50%), due 9/29/28 (b)	$ 1,751,423	$ 1,747,920
Examworks Bidco, Inc.
First Lien Term Loan
7.075% (1 Month SOFR + 2.75%), due 11/1/28 (b)	3,579,887	3,569,538
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
8.075% (1 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	356,467
GIP II Blue Holding LP
First Lien Initial Term Loan
8.074% (1 Month SOFR + 3.75%), due 9/29/28 (b)	891,957	893,518
Grant Thornton Advisors LLC
First Lien 2025 Incremental Term Loan
7.075% (3 Month SOFR + 2.75%), due 6/2/31 (b)	1,639,429	1,628,671
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.299% (3 Month SOFR + 2.00%), due 7/3/28 (b)	340,761	341,424
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.649% (3 Month SOFR + 4.25%), due 8/21/28 (b)	4,033,000	3,881,762
Mitchell International, Inc.
First Lien Initial Term Loan
7.575% (1 Month SOFR + 3.25%), due 6/17/31 (b)	2,985,000	2,946,288
MPH Acquisition Holdings LLC (b)
First Lien Exchange First Out Term Loan
8.037% (3 Month SOFR + 3.75%), due 12/31/30	153,281	151,365
First Lien Second Out Term Loan
9.149% (3 Month SOFR + 4.60%), due 12/31/30	1,270,609	1,041,899
OVG Business Services LLC
First Lien Initial Term Loan
7.325% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,363,125	2,366,079
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.799% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,700,000	2,733,750
Pra Health Sciences, Inc.
First Lien Term Loan B
6.299% (3 Month SOFR + 2.00%), due 7/3/28 (b)	84,901	85,066
Project Boost Purchaser LLC (b)
First Lien Initial Term Loan
7.299% (1 Month SOFR + 3.00%), due 7/16/31	3,118,990	3,099,496
Second Lien Initial Term Loan
9.549% (3 Month SOFR + 5.25%), due 7/2/32	1,500,000	1,496,875
Prometric Holdings, Inc.
First Lien Term Loan C
9.189% (1 Month SOFR + 4.75%), due 1/31/28 (b)	1,597,467	1,603,058

	Principal Amount	Value
Loan Assignments
Services: Business
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
7.574% (1 Month SOFR + 3.25%), due 11/19/31 (b)	$ 1,493,332	$ 1,473,732
Ryan LLC
First Lien Term Loan
7.824% (1 Month SOFR + 3.50%), due 11/14/30 (b)	2,154,086	2,140,623
Soliant Lower Intermediate LLC
First Lien Initial Term Loan
8.002% (3 Month SOFR + 3.75%), due 7/18/31 (b)	997,500	990,019
Vestis Corp.
First Lien Term Loan B1
6.579% (3 Month SOFR + 2.25%), due 2/24/31 (b)	1,163,750	1,159,023
Vizient, Inc.
First Lien Term Loan B8
6.075% (1 Month SOFR + 1.75%), due 8/1/31 (b)	379,818	379,462
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
6.325% (1 Month SOFR + 2.00%), due 11/5/29 (b)	1,610,460	1,600,395
		43,183,321
Services: Consumer 0.7%
Nielsen Consumer LLC
First Lien Eleventh Amendment Dollar Refinancing Term Loan
7.825% (1 Month SOFR + 3.50%), due 3/6/28 (b)	5,184,619	5,161,936
Planet US Buyer LLC
First Lien Term Loan
7.319% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,731,862	2,720,479
		7,882,415
Software 4.5%
Cloud Software Group, Inc. (b)
First Lien Initial Dollar Facility Term Loan B
7.799% (3 Month SOFR + 3.50%), due 3/30/29	3,020,499	2,986,518
First Lien Incremental Term Loan B
8.079% (3 Month SOFR + 3.75%), due 3/21/31	1,390,004	1,375,525
Cloudera, Inc.
First Lien Initial Term Loan
8.175% (1 Month SOFR + 3.75%), due 10/9/28 (b)	1,480,916	1,453,149
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.189% (1 Month SOFR + 3.75%), due 10/16/28 (b)	1,818,750	1,579,281
Cotiviti, Inc. (b)
First Lien Incremental Term Loan
6.957% (1 Year SOFR + 2.75%), due 2/13/32	1,250,000	1,227,344
First Lien New Term Loan B
7.073% (1 Month SOFR + 2.75%), due 5/1/31	4,655,605	4,620,688

	Principal Amount	Value
Loan Assignments
Software
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
7.069% (3 Month SOFR + 2.75%), due 11/30/29 (b)	$ 708,938	$ 700,629
DS Admiral Bidco LLC
First Lien Initial Term Loan
8.549% (1 Month SOFR + 4.25%), due 6/26/31 (b)	1,966,429	1,868,107
Ellucian Holdings, Inc.
First Lien Term Loan B1
7.325% (1 Month SOFR + 3.00%), due 10/9/29 (b)	2,164,308	2,159,438
Gen Digital, Inc.
First Lien Term Loan B
6.075% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,045,544	3,027,596
Informatica LLC
First Lien Term Loan B
6.575% (1 Month SOFR + 2.25%), due 10/27/28 (b)	3,881,146	3,889,230
Isolved, Inc.
First Lien Term Loan B2
7.575% (1 Month SOFR + 3.25%), due 10/15/30 (b)	582,371	581,886
Magenta Security Holdings LLC (b)
First Lien Super Priority Third Out Term Loan
6.051% (5.50% PIK) (3 Month SOFR + 1.50%), due 7/27/28 (c)	368,832	100,507
First Lien Super Priority First Out Term Loan
11.301% (3 Month SOFR + 6.75%), due 7/27/28	81,690	73,623
First Lien Super Priority Second Out Term Loan
11.551% (6.25% PIK) (3 Month SOFR + 7.00%), due 7/27/28 (c)	106,550	53,808
McAfee Corp.
First Lien Tranche Term Loan B1
7.323% (1 Month SOFR + 3.00%), due 3/1/29 (b)	9,875,518	9,373,516
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.891% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,950,000	1,652,625
Sovos Compliance LLC
First Lien Amendment No. 2 Replacement Term Loan
8.325% (3 Month SOFR + 4.00%), due 8/13/29 (b)	1,976,561	1,968,443
Starlight Parent LLC
First Lien Term Loan
8.135% (1 Year SOFR + 4.00%), due 4/16/32 (b)	2,250,000	2,186,719
UKG, Inc.
First Lien Initial Term Loan
7.30% (3 Month SOFR + 3.00%), due 2/10/31 (b)	6,460,508	6,445,701
Vision Solutions, Inc.
First Lien New Term Loan B
8.552% (3 Month SOFR + 4.00%), due 4/24/28 (b)	1,608,333	1,541,990
		48,866,323

	Principal Amount	Value
Loan Assignments
Telecommunications 2.1%
Avaya, Inc.
First Lien Exit Term Loan
11.825% (1 Month SOFR + 7.50%), due 8/1/28 (b)	$ 125,617	$ 100,180
Azalea Topco, Inc.
First Lien Initial Term Loan
7.575% (1 Month SOFR + 3.25%), due 4/30/31 (b)	1,421,429	1,411,064
Cablevision Lightpath LLC
First Lien 2025 Refinancing Term Loan
7.319% (1 Month SOFR + 3.00%), due 11/30/27 (b)	2,435,695	2,431,128
Connect Finco SARL
First Lien First Amendment Term Loan
7.825% (1 Month SOFR + 3.50%), due 12/11/26 (b)	576,491	571,206
CSC Holdings LLC
First Lien Term Loan B5
9.00% (PRIME + 1.50%), due 4/15/27 (b)	3,515,594	3,301,730
Cushman & Wakefield US Borrower LLC
First Lien 2025-1 Term Loan
7.075% (1 Month SOFR + 2.75%), due 1/31/30 (b)	1,513,768	1,518,499
Frontier Communications Holdings LLC
First Lien Initial Term Loan
6.818% (6 Month SOFR + 2.50%), due 7/1/31 (b)	1,695,750	1,701,049
Gogo Intermediate Holdings LLC
First Lien Initial Term Loan
8.189% (1 Month SOFR + 3.75%), due 5/1/28 (b)	2,490,786	2,322,658
Level 3 Financing, Inc.
First Lien Term Loan B
8.268% (1 Year SOFR + 4.25%), due 3/29/32 (b)	600,000	592,750
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
6.789% (1 Month SOFR + 2.35%), due 4/16/29	890,096	852,267
First Lien Term Loan B2
6.789% (1 Month SOFR + 2.35%), due 4/15/30	890,096	853,380
Telesat LLC
First Lien Term Loan B5
7.325% (3 Month SOFR + 2.75%), due 12/6/26 (b)	1,220,447	718,029
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
7.439% (1 Month SOFR + 3.00%), due 3/9/27 (b)	5,348,136	4,969,311
Zegona Holdco Ltd.
First Lien USD Facility Term Loan B
8.539% (6 Month SOFR + 4.25%), due 7/10/29 (b)	1,995,000	1,952,606
		23,295,857
Utilities 0.7%
Astoria Energy LLC
First Lien Term Loan B
7.575% (1 Month SOFR + 3.25%), due 12/10/27 (b)	1,457,724	1,458,453

	Principal Amount	Value
Loan Assignments
Utilities
Edgewater Generation LLC
First Lien 2025 Refinancing Term Loan
7.325% (1 Month SOFR + 3.00%), due 8/1/30 (b)	$ 3,322,943	$ 3,317,403
Hamilton Projects Acquiror LLC
First Lien Term Loan
7.325% (1 Month SOFR + 3.00%), due 5/30/31 (b)	2,576,785	2,571,632
		7,347,488
Water 0.6%
AI Aqua Merger Sub, Inc.
First Lien 2025 Refinancing Term Loan B
7.323% (1 Month SOFR + 3.00%), due 7/31/28 (b)	6,331,044	6,261,136
Total Loan Assignments (Cost $948,022,223)		925,346,728
Total Long-Term Bonds (Cost $1,075,295,149)		1,051,087,014

	Shares

Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
NYLI MacKay High Yield Corporate Bond Fund Class I	436,571	2,259,428
Total Affiliated Investment Company (Cost $2,445,688)		2,259,428
Common Stocks 0.2%
Automobile Components 0.0% ‡
Millennium Corporate Trust (d)(e)(g)	1,243	—
Millennium Industries Corp. (d)(e)(g)	1,324	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (d)(e)(g)	12,043	72,258
Hotels, Restaurants & Leisure 0.2%
Aimbridge Acquisition Co., Inc. (e)	29,346	1,951,509
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (d)(e)(g)	94,456	—
IT Services 0.0% ‡
Envision Financial Technologies, Inc. (d)(e)(g)	21,582	248,193
Machinery 0.0% ‡
Ameriforge Group, Inc. (d)(e)(g)	45,694	2,742

	Shares	Value
Common Stocks
Software 0.0% ‡
DSG Topco, Inc. (d)(e)(g)	698	$ 12,913
Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (g)	8,023	350,765
Total Common Stocks (Cost $4,083,130)		2,638,380

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(e)(g)(h)	22	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 4.3%
U.S. Treasury Debt 4.3%
U.S. Treasury Bills (i)
(zero coupon), due 4/1/25	$ 450,000	450,000
4.239%, due 4/8/25	21,700,000	21,682,084
4.242%, due 4/15/25	17,610,000	17,580,945
4.264%, due 5/1/25	1,600,000	1,594,357
4.275%, due 4/3/25	4,700,000	4,698,892
Total Short-Term Investments (Cost $46,006,464)		46,006,278
Total Investments (Cost $1,127,830,431)	101.8%	1,101,991,100
Other Assets, Less Liabilities	(1.8)	(19,669,382)
Net Assets	100.0%	$ 1,082,321,718

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2025.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Illiquid security—As of March 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,924,118, which represented 0.2% of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Issue in non-accrual status.
(g)	Non-income producing security.
(h)	Less than $1.
(i)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 2,271	$ —	$ —	$ —	$ (12)	$ 2,259	$ 34	$ —	437
Abbreviation(s):
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 29,193,226	$ —	$ 29,193,226
Corporate Bonds	—	96,547,060	—	96,547,060
Loan Assignments	—	923,924,466	1,422,262	925,346,728
Total Long-Term Bonds	—	1,049,664,752	1,422,262	1,051,087,014
Affiliated Investment Company
Fixed Income Fund	2,259,428	—	—	2,259,428
Common Stocks	350,765	—	2,287,615	2,638,380
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	46,006,278	—	46,006,278
Total Investments in Securities	$ 2,610,193	$ 1,095,671,030	$ 3,709,877	$ 1,101,991,100

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

NYLI VP Equity Allocation Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 96.7%
Equity Funds 96.7%
NYLI Candriam International Equity ETF (a)	1,036,012	$ 31,268,707
NYLI Candriam U.S. Large Cap Equity ETF (a)	884,059	40,097,380
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,199,720	36,660,804
NYLI Epoch Capital Growth Fund Class I	168,820	2,439,959
NYLI Epoch International Choice Fund Class I (a)	824,558	33,795,840
NYLI Fiera SMID Growth Fund Class R6 (a)	2,389,666	36,359,478
NYLI FTSE International Equity Currency Neutral ETF	514,118	14,148,527
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,104,197	39,417,719
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	4,185,773	40,221,094
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	4,491,036	35,127,987
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	644,602	20,275,310
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,132,266	39,283,158
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,330,563	26,215,800
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,246,041	37,347,327
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,361,822	36,334,906
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,455,102	40,787,810
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	3,989,992	35,712,027
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,438,370	40,776,775
NYLI WMC Enduring Capital Fund Class R6 (a)	490,676	19,459,210
NYLI WMC International Research Equity Fund Class I (a)	4,120,282	33,647,873
NYLI WMC Value Fund Class R6 (a)	1,205,354	39,263,336
Total Affiliated Investment Companies (Cost $617,452,403)		678,641,027
Short-Term Investment 3.1%
Affiliated Investment Company 3.1%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	21,821,304	21,821,304
Total Short-Term Investment (Cost $21,821,304)	3.1%	21,821,304
Total Investments (Cost $639,273,707)	99.8%	700,462,331
Other Assets, Less Liabilities	0.2	1,700,049
Net Assets	100.0%	$ 702,162,380

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam International Equity ETF	$ 34,633	$ —	$ (5,456)	$ 340	$ 1,752	$ 31,269	$ 104	$ —	1,036
NYLI Candriam U.S. Large Cap Equity ETF	44,579	818	(2,485)	873	(3,688)	40,097	110	—	884
NYLI Candriam U.S. Mid Cap Equity ETF	38,535	1,734	(1,419)	230	(2,419)	36,661	97	—	1,200
NYLI Epoch Capital Growth Fund Class I	2,734	—	(224)	19	(89)	2,440	—	—	169
NYLI Epoch International Choice Fund Class I	35,425	266	(5,167)	730	2,542	33,796	—	—	825
NYLI Fiera SMID Growth Fund Class R6	38,133	3,662	(1,348)	167	(4,255)	36,359	—	—	2,390
NYLI FTSE International Equity Currency Neutral ETF	15,694	—	(2,436)	526	365	14,149	—	—	514
NYLI PineStone U.S. Equity Fund Class R6	44,337	61	(4,247)	537	(1,270)	39,418	—	—	2,104
NYLI U.S. Government Liquidity Fund	21,179	52,151	(51,509)	—	—	21,821	212	—	21,821
NYLI VP American Century Sustainable Equity Portfolio Initial Class	45,582	1,046	(3,152)	(27)	(3,228)	40,221	—	—	4,186
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	39,936	—	(5,115)	(1,378)	1,685	35,128	—	—	4,491
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	22,812	163	(2,093)	(75)	(532)	20,275	—	—	645
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	43,125	—	(4,739)	825	72	39,283	—	—	2,132
NYLI VP PineStone International Equity Portfolio Initial Class	32,093	—	(6,305)	(2,369)	2,797	26,216	—	—	2,331
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	40,119	314	(1,246)	(728)	(1,112)	37,347	—	—	4,246
NYLI VP Small Cap Growth Portfolio Initial Class	37,843	3,623	(1,742)	(699)	(2,690)	36,335	—	—	3,362
NYLI VP Wellington Growth Portfolio Initial Class	45,732	1,336	(2,207)	(201)	(3,872)	40,788	—	—	1,455
NYLI VP Wellington Small Cap Portfolio Initial Class	36,748	4,707	(2,664)	(234)	(2,845)	35,712	—	—	3,990
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	45,709	885	(2,144)	(372)	(3,301)	40,777	—	—	1,438
NYLI WMC Enduring Capital Fund Class R6	20,834	103	(2,240)	372	390	19,459	—	—	491
NYLI WMC International Research Equity Fund Class I	36,720	98	(5,606)	(288)	2,724	33,648	—	—	4,120
NYLI WMC Value Fund Class R6	42,440	—	(4,218)	268	773	39,263	—	—	1,205
	$764,942	$70,967	$(117,762)	$(1,484)	$(16,201)	$700,462	$523	$—
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	26,662	$ —
JPMorgan Chase Bank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.70% - 0.72%	3/9/26	Daily	21,251	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	7,430	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	7,814	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.00% - 0.30%	6/18/25	Daily	(12,213)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(29,814)	—
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 0.45%	12/1/25	Daily	4,931	—
Citibank NA	S&P 500 Information Technology	1 day FEDF plus 0.70%	12/1/25	Daily	7,255	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(74,619)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	49,627	$ —
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	19,903	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of March 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	4,523	480,474	—	1.80
Advanced Micro Devices Inc.	5,453	579,257	—	2.17
Airbnb Inc	4,910	521,590	—	1.96
Alphabet Inc.	4,875	517,824	—	1.94
Amazon.com Inc.	5,009	532,124	—	2.00
Amdocs Ltd.	5,315	564,661	—	2.12
Amphenol Corp.	5,476	581,715	—	2.18
Applied Materials Inc.	5,072	538,840	—	2.02
AppLovin Corp.	5,495	583,727	—	2.19
Aptiv plc	4,861	516,425	—	1.94
Arista Networks Inc	5,049	536,353	—	2.01
BILL Holdings Inc.	5,370	570,437	—	2.14
Boeing Co. (The)	5,822	618,500	—	2.32
Booking Holdings Inc.	5,482	582,381	—	2.18
Cognex Corp.	4,758	505,485	—	1.90
Cognizant Technology Solutions Corp.	4,774	507,093	—	1.90
DoorDash Inc.	5,194	551,714	—	2.07
eBay Inc	5,320	565,129	—	2.12
EPAM Systems Inc.	4,583	486,856	—	1.83
Etsy Inc.	5,151	547,141	—	2.05
ExlService Holdings Inc.	5,255	558,241	—	2.09
Fidelity National Information Services Inc.	5,608	595,731	—	2.23
Fiserv Inc.	5,325	565,641	—	2.12
Globant SA	4,563	484,778	—	1.82
GoDaddy Inc.	5,371	570,537	—	2.14
Honeywell International Inc	5,251	557,790	—	2.09
HP Inc.	4,967	527,608	—	1.98
Informatica Inc.	4,961	527,044	—	1.98
Jack Henry & Associates Inc	5,228	555,359	—	2.08
KLA Corp.	5,292	562,181	—	2.11
Marvell Technology Inc.	4,712	500,546	—	1.88
Match Group Inc.	5,102	541,935	—	2.03
Meta Platforms Inc.	4,924	523,118	—	1.96
Micron Technology Inc.	5,074	539,005	—	2.02
MKS Instruments Inc.	5,340	567,295	—	2.13
Nasdaq Inc	5,403	573,984	—	2.15
Northrop Grumman Corp.	5,398	573,390	—	2.15
nVent Electric plc	5,064	537,928	—	2.02
NVIDIA Corp.	5,098	541,589	—	2.03
PayPal Holdings Inc	4,944	525,167	—	1.97
Pegasystems Inc.	5,073	538,922	—	2.02
Pinterest Inc.	5,074	538,973	—	2.02
PTC Inc.	5,074	539,037	—	2.02
Q2 Holdings, Inc.	5,588	593,593	—	2.23
Trade Desk, Inc. (The)	4,786	508,420	—	1.91
Uber Technologies Inc.	5,305	563,501	—	2.11
Upstart Holdings Inc.	5,108	542,650	—	2.04
Vertiv Holdings Co.	4,543	482,609	—	1.81
Zillow Group Inc.	5,059	537,413	—	2.02

1.	As of March 31, 2025, cash in the amount $527,180 due to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 678,641,027	$ —	$ —	$ 678,641,027
Short-Term Investment
Affiliated Investment Company	21,821,304	—	—	21,821,304
Total Investments in Securities	$ 700,462,331	$ —	$ —	$ 700,462,331

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP Income Builder Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 36.7%
Asset-Backed Securities 3.6%
Automobile Asset-Backed Securities 1.1%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 523,327	$ 533,915
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	831,535
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	915,000	840,158
Series 2023-4A, Class D
6.95%, due 12/17/29	120,000	123,277
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	210,000	220,951
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	575,000	563,931
Series 2020-3, Class D
2.50%, due 9/15/26	198,780	197,629
Series 2021-3, Class E
3.32%, due 12/15/28	580,000	532,528
Series 2022-2, Class D
5.80%, due 4/17/28	655,000	613,591
Series 2024-1, Class D
6.30%, due 4/15/30	515,000	516,249
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class D
8.344% (SOFR 30A + 4.00%), due 10/20/32 (a)(b)	535,004	537,653
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	400,000	397,927
		5,909,344
Other Asset-Backed Securities 2.5%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.673% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	400,000	399,642
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
6.062% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	250,000	250,506
AIMCO CLO
Series 2018-AA, Class B1R
6.165% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	400,000	399,145
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	475,272	450,280
Series 2019-1, Class B
3.85%, due 2/15/28	292,230	280,516

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Apidos CLO
Series 2018-18A, Class BR2
6.066% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	$ 500,000	$ 500,043
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	250,000	248,919
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.19% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	250,000	249,020
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.243% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	250,000	252,032
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	711,681	638,006
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	315,720	301,768
Series 2020-1, Class A1
1.69%, due 7/15/60	499,196	492,606
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	4,496	4,499
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.863% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	400,000	399,985
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	350,000	349,844
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.691% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	530,000	527,856
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.792% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	455,000	453,525
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	259,480	248,349
Series 2021-2, Class B
2.302%, due 12/17/26	249,622	238,552
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	630,000	638,610
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.902% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	250,000	249,502
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, due 7/15/69 (a)	292,483	265,737

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	$ 665,000	$ 620,570
Series 2021-1, Class B1
2.41%, due 10/20/61	255,000	233,089
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.663% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	350,000	350,514
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.649% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	250,000	246,776
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.753% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	250,000	250,179
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	400,000	396,342
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.703% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	350,000	351,447
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.693% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	270,000	270,336
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.252% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	250,000	251,837
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	8,537,518	312,153
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	498,750	491,815
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.098% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	250,000	249,274
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	362,282	368,931
Zayo Issuer LLC
Series 2025-1A, Class B
6.088%, due 3/20/55 (a)	635,000	640,531
		12,872,736
Total Asset-Backed Securities (Cost $18,907,392)		18,782,080

	Principal Amount	Value
Corporate Bonds 12.9%
Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	$ 250,000	$ 249,316
5.75%, due 4/20/29	360,000	352,253
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	116,626	116,221
4.75%, due 10/20/28	900,000	896,260
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	357,751	359,293
		1,973,343
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	595,000	573,775
4.125%, due 8/17/27	485,000	468,531
6.80%, due 5/12/28	365,000	374,873
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	291,142
2.70%, due 6/10/31	485,000	413,694
4.30%, due 4/6/29	470,000	453,107
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,350,000	1,281,439
		3,856,561
Banks 4.3%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	585,000	596,410
Banco Santander SA
5.294%, due 8/18/27	600,000	607,728
6.35%, due 3/14/34	600,000	616,028
Bank of America Corp. (e)
2.496%, due 2/13/31	650,000	583,507
2.572%, due 10/20/32	510,000	440,003
2.687%, due 4/22/32	465,000	409,268
3.384%, due 4/2/26	465,000	464,977
Barclays plc (b)(f)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	835,000	752,375
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	260,000	268,050
BNP Paribas SA (a)
3.052%, due 1/13/31 (e)	565,000	516,640
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(f)	625,000	599,577
BPCE SA
2.045%, due 10/19/27 (a)(e)	530,000	508,314
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	425,000	406,534
6.625%, due 6/15/32	190,000	204,774
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	443,640

	Principal Amount	Value
Corporate Bonds
Banks
Comerica, Inc.
5.982%, due 1/30/30 (e)	$ 555,000	$ 563,971
Commonwealth Bank of Australia
5.929% (1 Year Treasury Constant Maturity Rate + 1.32%), due 3/14/46 (a)(b)	270,000	267,254
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(f)	590,000	534,614
Deutsche Bank AG
3.035%, due 5/28/32 (e)	255,000	223,175
5.591% (SOFR + 1.219%), due 11/16/27 (b)	820,000	822,975
First Horizon Bank
5.75%, due 5/1/30	815,000	824,106
First Horizon Corp.
4.00%, due 5/26/25	775,000	773,263
5.514%, due 3/7/31 (e)	335,000	336,688
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (e)	480,000	406,451
6.75%, due 10/1/37	159,000	171,939
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (e)	555,000	560,912
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	200,000	202,537
KeyBank NA
4.90%, due 8/8/32	445,000	425,314
KeyCorp
6.401%, due 3/6/35 (e)	270,000	285,233
Lloyds Banking Group plc
4.582%, due 12/10/25	508,000	507,022
4.65%, due 3/24/26	1,075,000	1,072,575
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	365,000	357,887
M&T Bank Corp.
5.385%, due 1/16/36 (e)	190,000	186,340
Morgan Stanley (e)
2.484%, due 9/16/36	885,000	733,744
2.511%, due 10/20/32	645,000	553,623
NatWest Group plc
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35 (b)	355,000	362,091
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (e)	340,000	352,095
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	382,246
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	810,000	709,935
Truist Financial Corp.
5.153%, due 8/5/32 (e)	540,000	540,914
UBS Group AG (a)
3.091%, due 5/14/32 (e)	500,000	445,106
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(f)	1,005,000	860,582
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	160,000	160,089

	Principal Amount	Value
Corporate Bonds
Banks
Wells Fargo & Co. (e)
3.35%, due 3/2/33	$ 390,000	$ 349,917
5.499%, due 1/23/35	610,000	618,297
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	533,000	459,977
		22,468,697
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	745,000	696,848
Celanese US Holdings LLC
6.95%, due 11/15/33 (g)(h)	450,000	470,282
Huntsman International LLC
4.50%, due 5/1/29	731,000	701,133
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	650,000	653,125
		2,521,388
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	380,000	368,797
Belron UK Finance plc
5.75%, due 10/15/29 (a)	520,000	516,360
		885,157
Computers 0.1%
Dell International LLC
3.375%, due 12/15/41	885,000	653,655
Diversified Financial Services 1.2%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	665,000	642,651
Ally Financial, Inc.
6.992%, due 6/13/29 (e)	265,000	276,413
8.00%, due 11/1/31	640,000	713,152
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	507,820
Avolon Holdings Funding Ltd.
2.125%, due 2/21/26 (a)	645,000	629,756
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	505,000	495,330
Capital One Financial Corp. (e)
6.051%, due 2/1/35	205,000	209,315
6.312%, due 6/8/29	515,000	535,531
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	245,000	249,735
Nomura Holdings, Inc.
5.099%, due 7/3/25	770,000	770,417

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
OneMain Finance Corp.
6.75%, due 3/15/32	$ 375,000	$ 368,055
7.50%, due 5/15/31	415,000	422,300
Synchrony Financial
5.45%, due 3/6/31 (e)	475,000	471,596
		6,292,071
Electric 1.5%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	462,416
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	630,864
Calpine Corp.
5.125%, due 3/15/28 (a)	290,000	285,330
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	450,558
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	840,249
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	315,000	303,167
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	425,000	375,278
Eversource Energy
5.95%, due 7/15/34	355,000	368,776
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	604,978
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	230,198
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	260,477
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	340,000	344,375
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	200,431
Southern California Edison Co.
4.00%, due 4/1/47	520,000	388,285
5.70%, due 3/1/53	165,000	154,191
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	270,774
5.45%, due 4/1/53	225,000	215,386
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	300,000	305,765
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	316,000	294,440

	Principal Amount	Value
Corporate Bonds
Electric
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29 (g)	$ 425,000	$ 418,082
8.375%, due 1/15/31	295,000	290,099
		7,694,119
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	215,000	194,688
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	200,000	176,208
Food 0.4%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	589,000	598,324
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	630,000	670,183
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	370,000	345,530
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	492,426
		2,106,463
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	625,000	564,102
Gas 0.2%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	425,000	448,001
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	399,135
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	261,172
		1,108,308
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	330,000	311,340
Internet 0.1%
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	470,000	510,288

	Principal Amount	Value
Corporate Bonds
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	$ 550,000	$ 551,758
Sands China Ltd.
5.125%, due 8/8/25 (h)	460,000	459,603
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	505,000	454,593
		1,465,954
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	425,000	412,153
Media 0.2%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	555,000	519,742
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	520,000	515,699
		1,035,441
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	365,000	376,270
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	510,000	509,928
		886,198
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
6.32% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	565,000	512,551
Oil & Gas 0.1%
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	645,000	623,171
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	40,000	39,926
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	200,000	198,904
		238,830
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	360,000	349,117
4.75%, due 5/9/27	545,000	536,515
		885,632

	Principal Amount	Value
Corporate Bonds
Pipelines 0.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	$ 670,000	$ 536,132
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	180,000	188,914
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	500,000	464,195
Energy Transfer LP
5.35%, due 5/15/45	415,000	372,690
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	761,136
MPLX LP
2.65%, due 8/15/30	730,000	649,998
ONEOK, Inc.
5.625%, due 1/15/28 (a)	260,000	264,378
Targa Resources Corp.
4.20%, due 2/1/33	335,000	309,664
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	712,938
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	630,000	537,012
		4,797,057
Real Estate Investment Trusts 0.4%
GLP Capital LP
4.00%, due 1/15/30	810,000	765,691
Starwood Property Trust, Inc.
4.375%, due 1/15/27 (a)	415,000	403,305
Trust Fibra Uno
8.25%, due 1/23/37 (a)	400,000	409,172
Uniti Group LP
10.50%, due 2/15/28 (a)	468,000	497,153
		2,075,321
Retail 0.3%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	570,000	581,970
AutoNation, Inc.
4.75%, due 6/1/30	308,000	302,344
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	615,000	623,576
Sally Holdings LLC
6.75%, due 3/1/32	185,000	185,349
		1,693,239
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	680,000	463,685

	Principal Amount	Value
Corporate Bonds
Transportation 0.1%
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	$ 245,000	$ 244,807
Water 0.0% ‡
Aegea Finance SARL
9.00%, due 1/20/31 (a)	210,000	220,735
Total Corporate Bonds (Cost $70,369,608)		66,871,162
Foreign Government Bonds 0.6%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (h)	800,000	499,861
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	320,000	280,709
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	725,000	562,673
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	620,000	562,464
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	520,000	448,813
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	685,000	648,503
Total Foreign Government Bonds (Cost $3,019,924)		3,003,023
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.425% (1 Month SOFR + 4.00%), due 11/2/27 (b)	308,097	289,354

	Principal Amount	Value
Loan Assignments
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.675% (1 Month SOFR + 3.25%), due 12/6/27 (b)	$ 398,958	$ 389,920
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.802% (3 Month SOFR + 5.25%), due 8/2/29 (b)	507,143	499,219
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.684% (1 Month SOFR + 3.25%), due 1/31/29 (b)	710,000	694,025
		1,193,244
Total Loan Assignments (Cost $1,894,643)		1,872,518
Mortgage-Backed Securities 13.8%
Agency (Collateralized Mortgage Obligations) 5.3%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	740,404	496,192
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	1,141,819	30,297
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	160,255	3,922
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	395,415	332,099
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	784,082	636,200
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	333,094	270,535
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	375,838	321,236
REMIC, Series 4993, Class KS
1.596% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	1,398,610	197,990
REMIC, Series 4994, Class TS
1.646% (SOFR 30A + 5.986%), due 7/25/50 (b)(c)	728,511	84,078
REMIC, Series 4831, Class SA
1.737% (SOFR 30A + 6.086%), due 10/15/48 (b)(c)	639,566	92,491
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (c)	768,867	134,218
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (c)	712,903	116,544
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (c)	502,231	84,029
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (c)	569,737	91,879

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5160
3.00%, due 10/25/51 (c)	$ 583,429	$ 65,974
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	527,906	483,863
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	939,528	857,107
REMIC, Series 5040
3.50%, due 11/25/50 (c)	419,888	79,028
FHLMC, Strips
REMIC, Series 272
(zero coupon), due 8/15/42	473,622	363,368
REMIC, Series 402
(zero coupon), due 9/25/53	459,039	382,479
REMIC, Series 311, Class S1
1.487% (SOFR 30A + 5.836%), due 8/15/43 (b)(c)	1,376,467	139,412
REMIC, Series 397, Class C61
5.50%, due 1/25/53 (c)	774,542	175,072
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	380,236	305,548
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	520,921	423,680
REMIC, Series 2022-10, Class SA
1.41% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	780,233	87,620
REMIC, Series 2021-40, Class SI
1.496% (SOFR 30A + 5.836%), due 9/25/47 (b)(c)	833,800	79,753
REMIC, Series 2016-57, Class SN
1.596% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	690,265	74,995
REMIC, Series 2020-70, Class SD
1.796% (SOFR 30A + 6.136%), due 10/25/50 (b)(c)	945,457	125,392
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (c)	1,330,010	220,254
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	511,800	83,308
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (c)	1,446,091	187,147
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	221,371	27,686
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (c)	2,096,775	350,998
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	1,451,796	247,239
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	905,917	201,550
FNMA, Strips (c)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	2,118,807	202,346

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA, Strips (c)
REMIC, Series 429, Class C5
3.00%, due 10/25/52	$ 1,940,159	$ 346,576
REMIC, Series 440, Class C46
4.00%, due 10/25/53	1,795,305	397,876
REMIC, Series 438, Class C34
6.00%, due 8/25/53	1,069,861	258,702
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	1,299,064	15,642
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	2,180,145	19,852
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,050,536	711,491
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	2,093,605	27,390
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	2,358,604	25,584
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(c)	6,647,816	119,116
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	1,409,047	54,074
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	2,870,876	55,253
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	1,500,194	4,829
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	1,135,763	21,739
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	2,258,203	26,452
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	5,713,461	97,440
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	1,131,605	13,255
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	689,841	531,803
REMIC, Series 2023-53
(zero coupon), due 4/20/53	237,506	185,347
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	239,920	215,907
REMIC, Series 2024-51, Class SX
0.856% (SOFR 30A + 5.20%), due 3/20/54 (b)(c)	5,538,822	206,995
REMIC, Series 2023-80, Class SA
0.906% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	2,384,731	86,723
REMIC, Series 2019-115, Class SA
1.616% (1 Month SOFR + 5.936%), due 9/20/49 (b)(c)	987,287	120,446
REMIC, Series 2020-34, Class SC
1.616% (1 Month SOFR + 5.936%), due 3/20/50 (b)(c)	910,332	115,315

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-47, Class KS
1.666% (1 Month SOFR + 5.986%), due 4/20/48 (b)(c)	$ 2,619,688	$ 293,659
REMIC, Series 2020-146, Class SA
1.866% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	871,045	123,723
REMIC, Series 2020-175, Class CS
1.866% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	918,729	123,792
REMIC, Series 2021-179, Class SA
1.866% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	1,294,985	180,386
REMIC, Series 2020-167, Class SN
1.866% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	445,720	64,614
REMIC, Series 2020-189, Class SU
1.866% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	588,345	87,133
REMIC, Series 2021-46, Class QS
1.866% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	520,605	74,851
REMIC, Series 2021-57, Class SA
1.866% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	1,979,803	262,479
REMIC, Series 2021-57, Class SD
1.866% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	3,351,876	458,055
REMIC, Series 2021-46, Class TS
1.866% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	634,718	91,978
REMIC, Series 2021-96, Class SN
1.866% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	1,123,919	141,097
REMIC, Series 2021-122, Class HS
1.866% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	1,095,754	145,800
REMIC, Series 2022-137, Class S
1.866% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	1,158,452	156,099
REMIC, Series 2021-135, Class GS
1.866% (1 Month SOFR + 6.186%), due 8/20/51 (b)(c)	1,750,863	250,258
REMIC, Series 2021-96, Class JS
1.916% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	913,572	133,312
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	306,122	38,797
REMIC, Series 2020-188
2.00%, due 12/20/50 (c)	1,368,781	149,837
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (c)	1,953,891	223,178
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (c)	969,942	110,562
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	872,902	550,962
REMIC, Series 2023-86, Class SE
2.306% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	776,329	121,285
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (c)	1,915,090	254,966
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	539,626	82,358

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	$ 899,823	$ 747,840
REMIC, Series 2021-188
2.50%, due 10/20/51 (c)	1,564,225	249,700
REMIC, Series 2023-60, Class ES
2.511% (SOFR 30A + 11.20%), due 4/20/53 (b)	513,991	487,956
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (c)	1,201,035	205,142
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (c)	1,259,974	198,506
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	161,427	24,722
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	728,569	125,162
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	592,694	104,670
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	760,298	127,828
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (c)	1,870,722	342,608
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (c)	1,334,815	226,766
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	237,571	210,842
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	621,781	548,130
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	247,747	220,930
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	255,937	229,369
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	684,582	613,802
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	1,590,777	280,407
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	455,814	411,509
REMIC, Series 2023-66, Class MP
3.611% (SOFR 30A + 12.30%), due 5/20/53 (b)	612,912	570,164
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (c)	820,621	201,874
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	225,760	212,159
REMIC, Series 2023-38, Class WT
6.524%, due 12/20/51 (i)	276,205	290,804
REMIC, Series 2023-59, Class YC
7.035%, due 9/20/51 (i)	611,469	671,525

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-55, Class CG
7.658%, due 7/20/51 (i)	$ 466,566	$ 521,243
REMIC, Series 2023-55, Class LB
7.789%, due 11/20/51 (i)	446,487	508,805
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
9.954% (SOFR 30A + 5.614%), due 10/25/49	545,000	543,645
Series 2023-01, Class M10
10.84% (SOFR 30A + 6.50%), due 11/25/53	880,000	985,391
Series 2020-01, Class CE
11.954% (SOFR 30A + 7.614%), due 3/25/50	720,000	750,946
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	1,160,000	991,729
		27,436,691
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.7%
Alen Mortgage Trust
Series 2021-ACEN, Class A
5.584% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	385,000	363,825
BANK
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	675,000	529,221
Series 2019-BN19, Class C
4.019%, due 8/15/61 (d)	685,000	536,349
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	520,000	449,716
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	740,000	663,458
BBCMS Mortgage Trust
Series 2022-C16, Class D
2.50%, due 6/15/55 (a)(i)	575,000	361,639
Benchmark Mortgage Trust (d)
Series 2018-B6, Class D
3.088%, due 10/10/51 (a)	425,000	327,706
Series 2019-B15, Class C
3.715%, due 12/15/72	590,000	466,823
Series 2019-B14, Class C
3.754%, due 12/15/62	695,000	541,089
Series 2018-B1, Class C
4.204%, due 1/15/51	555,000	479,682
BF Mortgage Trust
Series 2019-NYT, Class F
7.617% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	620,000	538,222

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.269%, due 2/17/55 (a)(d)	$ 615,000	$ 546,366
BWAY Mortgage Trust
Series 2013-1515, Class G
3.928%, due 3/10/33 (a)(d)	515,000	440,506
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.287% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	585,000	585,730
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(d)	470,000	434,998
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.146%, due 3/10/51 (a)(d)	905,000	682,310
Series 2014-GC25, Class B
4.345%, due 10/10/47 (i)	229,097	220,513
Commercial Mortgage Trust
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	820,000	615,049
Series 2014-CR17, Class C
4.723%, due 5/10/47 (d)	680,000	622,071
CONE Trust
Series 2024-DFW1, Class E
8.208% (1 Month SOFR + 3.888%), due 8/15/41 (a)(b)	275,000	273,833
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.918%, due 1/15/49 (a)(d)	675,000	566,194
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series 2021-MN3, Class M1
6.64% (SOFR 30A + 2.30%), due 11/25/51 (a)(b)	315,541	315,890
GNMA (c)
REMIC, Series 2023-194, Class CI
0.834%, due 10/16/65 (d)	2,159,674	141,632
REMIC, Series 2023-159, Class CI
0.952%, due 7/16/65 (i)	2,946,195	222,396
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)	1,410,957	105,272
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)	3,280,997	225,986
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (d)	1,261,905	91,540
REMIC, Series 2023-172
1.381%, due 2/16/66 (d)	2,012,462	195,664
GS Mortgage Securities Trust
Series 2018-GS10, Class D
3.00%, due 7/10/51 (a)	665,000	450,309

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1MEM, Class C
2.654%, due 10/9/42 (a)(d)	$ 550,000	$ 401,276
Jackson Park Trust
Series 2019-LIC, Class E
3.242%, due 10/14/39 (a)(d)	405,000	347,122
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	540,000	430,808
Morgan Stanley Bank of America Merrill Lynch Trust (a)(d)
Series 2015-C23, Class D
4.137%, due 7/15/50	220,000	211,200
Series 2015-C22, Class D
4.202%, due 4/15/48	780,000	510,038
Series 2014-C16, Class D
4.658%, due 6/15/47	915,000	652,038
Morgan Stanley Capital I Trust
Series 2018-H3, Class D
3.00%, due 7/15/51 (a)	560,000	467,091
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,085,000	1,143,511
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	385,000	303,468
Series 2018-C9, Class C
4.938%, due 3/15/51 (d)	480,000	383,357
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	135,000	111,974
Series 2017-RC1, Class D
3.25%, due 1/15/60 (a)	670,000	583,214
Series 2017-C39, Class D
4.36%, due 9/15/50 (a)(d)	285,000	236,157
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(d)	535,000	460,878
Series 2016-NXS5, Class D
4.975%, due 1/15/59 (d)	260,000	223,329
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(d)	600,000	538,371
		18,997,821
Whole Loan (Collateralized Mortgage Obligations) 4.8%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(i)	16,839,511	217,464

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(i)	$ 853,000	$ 719,197
Connecticut Avenue Securities
Series 2025-R01, Class 1B1
6.036% (SOFR 30A + 1.70%), due 1/25/45 (a)(b)	500,000	493,750
Connecticut Avenue Securities Trust (a)(b)
Series 2024-R03, Class 2M2
6.286% (SOFR 30A + 1.95%), due 3/25/44	300,000	300,538
Series 2024-R05, Class 2B1
6.34% (SOFR 30A + 2.00%), due 7/25/44	655,000	655,813
Series 2023-R07, Class 2M2
7.586% (SOFR 30A + 3.25%), due 9/25/43	885,000	920,930
Series 2020-SBT1, Class 1M2
8.104% (SOFR 30A + 3.764%), due 2/25/40	355,000	370,825
Series 2023-R03, Class 2M2
8.24% (SOFR 30A + 3.90%), due 4/25/43	380,000	402,800
Series 2022-R01, Class 1B2
10.34% (SOFR 30A + 6.00%), due 12/25/41	940,000	983,078
Series 2020-SBT1, Class 1B1
11.204% (SOFR 30A + 6.864%), due 2/25/40	660,000	702,760
Series 2022-R02, Class 2B2
11.99% (SOFR 30A + 7.65%), due 1/25/42	570,000	612,610
Series 2019-HRP1, Class B1
13.704% (SOFR 30A + 9.364%), due 11/25/39	1,110,000	1,214,956
Series 2022-R03, Class 1B2
14.19% (SOFR 30A + 9.85%), due 3/25/42	270,000	303,244
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
7.34% (SOFR 30A + 3.00%), due 8/25/33	430,000	467,615
Series 2021-DNA5, Class B1
7.39% (SOFR 30A + 3.05%), due 1/25/34	1,115,000	1,179,113
Series 2022-HQA3, Class M1B
7.89% (SOFR 30A + 3.55%), due 8/25/42	760,000	793,111
Series 2020-HQA1, Class B2
9.554% (SOFR 30A + 5.214%), due 1/25/50	955,000	1,031,388
Series 2022-HQA1, Class M2
9.59% (SOFR 30A + 5.25%), due 3/25/42	195,000	206,822
Series 2022-HQA3, Class M2
9.69% (SOFR 30A + 5.35%), due 8/25/42	880,000	941,600
Series 2022-HQA2, Class M2
10.34% (SOFR 30A + 6.00%), due 7/25/42	750,000	814,223
Series 2021-HQA3, Class B2
10.59% (SOFR 30A + 6.25%), due 9/25/41	880,000	918,931
Series 2021-HQA4, Class B2
11.34% (SOFR 30A + 7.00%), due 12/25/41	690,000	733,295
Series 2022-HQA1, Class B1
11.34% (SOFR 30A + 7.00%), due 3/25/42	670,000	728,828

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class B2
11.44% (SOFR 30A + 7.10%), due 1/25/42	$ 830,000	$ 882,688
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.151%, due 8/25/48 (a)(i)	832,839	643,481
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.254% (SOFR 30A + 4.914%), due 9/25/47	700,000	744,228
REMIC, Series 2019-FTR2, Class B2
11.854% (SOFR 30A + 7.514%), due 11/25/48	375,000	435,469
REMIC, Series 2019-HQA3, Class B2
11.954% (SOFR 30A + 7.614%), due 9/25/49	710,000	808,683
REMIC, Series 2019-FTR1, Class B2
12.804% (SOFR 30A + 8.464%), due 1/25/48	570,000	675,044
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	374,900	304,196
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (a)(i)	960,914	785,097
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.88%, due 8/25/51 (a)(d)	1,278,876	1,044,155
Mill City Mortgage Loan Trust (a)(i)
Series 2018-3, Class B4
2.59%, due 8/25/58	349,255	218,734
Series 2018-4, Class B4
3.078%, due 4/25/66	559,347	349,234
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(i)	1,167,484	953,141
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.164%, due 6/25/51 (a)(c)(d)	13,627,056	134,330
STACR Trust
Series 2018-HRP1, Class B2
16.204% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	976,370	1,172,383
Towd Point Mortgage Trust
Series 2017-4, Class B5
3.669%, due 6/25/57 (a)(i)	452,415	287,794
		25,151,548
Total Mortgage-Backed Securities (Cost $69,813,374)		71,586,060

	Principal Amount	Value
U.S. Government & Federal Agencies 5.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.1%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	$ 454,848	$ 415,989
UMBS Pool, 30 Year
3.00%, due 6/1/52	766,334	664,818
3.50%, due 7/1/50	428,605	390,683
4.00%, due 3/1/53	1,099,398	1,027,956
4.50%, due 10/1/52	177,731	170,308
4.50%, due 12/1/53	790,926	757,978
5.00%, due 3/1/54	375,012	367,758
5.50%, due 7/1/53	265,341	265,555
5.50%, due 3/1/54	606,928	609,055
6.00%, due 10/1/53	340,873	348,944
6.00%, due 10/1/53	506,798	519,491
6.00%, due 11/1/53	44,483	45,440
		5,583,975
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.6%
FNMA, Other
6.00%, due 4/1/37	3,029	3,102
UMBS, 30 Year
2.00%, due 10/1/50	2,231,478	1,783,411
2.00%, due 3/1/52	1,479,778	1,177,690
2.00%, due 3/1/52	642,259	511,358
2.50%, due 11/1/51	2,509,101	2,108,658
4.00%, due 8/1/48	202,478	190,679
4.00%, due 2/1/49	83,371	78,454
4.00%, due 6/1/52	297,079	277,312
4.00%, due 6/1/52	512,573	479,263
4.50%, due 1/1/54	687,436	658,155
5.00%, due 11/1/52	2,012,964	1,982,421
5.50%, due 2/1/53	164,773	164,918
5.50%, due 8/1/53	462,217	465,344
5.50%, due 4/1/54	617,477	619,581
5.50%, due 5/1/54	517,279	516,734
6.00%, due 9/1/53	473,741	485,979
6.00%, due 9/1/53	782,832	795,248
6.00%, due 11/1/53	46,846	47,934
6.00%, due 9/1/54	995,669	1,012,646
6.50%, due 12/1/53	51,640	53,525
		13,412,412
Government National Mortgage Association (Mortgage Pass-Through Security) 0.4%
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,388,588	2,116,780

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 1.1%
U.S. Treasury Bonds
4.625%, due 2/15/55	$ 1,635,000	$ 1,645,985
4.75%, due 2/15/45	3,990,000	4,062,942
		5,708,927
United States Treasury Note 0.2%
U.S. Treasury Notes
4.125%, due 1/31/27	890,000	893,025
Total U.S. Government & Federal Agencies (Cost $27,635,296)		27,715,119
Total Long-Term Bonds (Cost $191,640,237)		189,829,962

	Shares

Common Stocks 60.0%
Aerospace & Defense 1.9%
BAE Systems plc (United Kingdom)	134,219	2,715,982
General Dynamics Corp.	6,294	1,715,619
Lockheed Martin Corp.	4,871	2,175,924
RTX Corp.	22,448	2,973,462
		9,580,987
Air Freight & Logistics 0.9%
Deutsche Post AG (Germany)	57,727	2,463,990
United Parcel Service, Inc., Class B	20,114	2,212,339
		4,676,329
Automobile Components 0.6%
Cie Generale des Etablissements Michelin SCA (France)	44,460	1,560,111
NHK Spring Co. Ltd. (Japan) (g)	154,200	1,666,560
		3,226,671
Automobiles 0.3%
Toyota Motor Corp. (Japan)	94,300	1,663,311
Banks 4.5%
Bank of America Corp.	82,802	3,455,328
BAWAG Group AG (Austria) (a)	20,325	2,100,355
Columbia Banking System, Inc.	79,616	1,985,623
JPMorgan Chase & Co.	15,164	3,719,729
Lloyds Banking Group plc (United Kingdom)	2,427,719	2,271,306
PNC Financial Services Group, Inc. (The)	14,607	2,567,472
Regions Financial Corp.	77,511	1,684,314
Royal Bank of Canada (Canada)	14,476	1,630,631
Truist Financial Corp.	42,481	1,748,093

	Shares	Value
Common Stocks
Banks
U.S. Bancorp	49,980	$ 2,110,156
		23,273,007
Beverages 1.9%
Coca-Cola Co. (The)	36,248	2,596,082
Coca-Cola Europacific Partners plc (United Kingdom)	53,742	4,677,166
PepsiCo, Inc.	15,299	2,293,932
		9,567,180
Biotechnology 1.2%
AbbVie, Inc.	30,717	6,435,826
Capital Markets 1.2%
BlackRock, Inc.	1,841	1,742,470
Lazard, Inc.	56,727	2,456,279
Schroders plc (United Kingdom)	424,459	1,920,425
		6,119,174
Chemicals 1.8%
Dow, Inc.	51,334	1,792,583
Linde plc	7,011	3,264,602
LyondellBasell Industries NV, Class A	25,047	1,763,309
Nutrien Ltd. (Canada) (g)	49,296	2,448,532
		9,269,026
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	33
Communications Equipment 1.2%
Cisco Systems, Inc.	100,015	6,171,926
Construction & Engineering 0.4%
Vinci SA (France)	15,370	1,942,278
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	46,345	4,068,628
Diversified Telecommunication Services 2.4%
AT&T, Inc.	102,977	2,912,189
Deutsche Telekom AG (Registered) (Germany)	105,379	3,902,039
Orange SA (France)	163,549	2,120,609
TELUS Corp. (Canada)	120,921	1,734,345
Verizon Communications, Inc.	42,208	1,914,555
		12,583,737
Electric Utilities 2.7%
American Electric Power Co., Inc.	26,619	2,908,658

	Shares	Value
Common Stocks
Electric Utilities
Duke Energy Corp.	17,040	$ 2,078,369
Entergy Corp.	44,182	3,777,119
NextEra Energy, Inc.	49,179	3,486,299
Pinnacle West Capital Corp.	20,278	1,931,480
		14,181,925
Electrical Equipment 0.8%
Eaton Corp. plc	6,168	1,676,647
Emerson Electric Co.	22,581	2,475,781
		4,152,428
Food Products 1.0%
Mondelez International, Inc., Class A	47,980	3,255,443
Nestle SA (Registered)	20,152	2,037,921
		5,293,364
Gas Utilities 0.4%
Snam SpA (Italy)	423,795	2,198,590
Health Care Equipment & Supplies 0.6%
Medtronic plc	32,242	2,897,266
Health Care Providers & Services 1.0%
CVS Health Corp.	52,632	3,565,818
UnitedHealth Group, Inc.	3,318	1,737,802
		5,303,620
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	8,849	2,764,162
Restaurant Brands International, Inc. (Canada) (g)	53,099	3,538,517
Vail Resorts, Inc.	9,929	1,588,839
		7,891,518
Industrial Conglomerates 0.8%
Honeywell International, Inc.	8,403	1,779,335
Siemens AG (Registered) (Germany)	10,030	2,301,171
		4,080,506
Industrial REITs 0.3%
Segro plc (United Kingdom)	192,269	1,715,973
Insurance 3.3%
AIA Group Ltd. (Hong Kong)	227,200	1,717,453
Allianz SE (Registered) (Germany)	6,129	2,336,749
AXA SA (France)	59,342	2,533,333
Manulife Financial Corp. (Canada)	125,699	3,916,711
MetLife, Inc.	52,497	4,214,984

	Shares	Value
Common Stocks
Insurance
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3,341	$ 2,105,932
		16,825,162
Interactive Media & Services 0.6%
Meta Platforms, Inc., Class A	5,065	2,919,263
IT Services 1.2%
International Business Machines Corp.	24,607	6,118,777
Leisure Products 0.5%
Hasbro, Inc.	45,330	2,787,342
Machinery 0.7%
Cummins, Inc.	11,833	3,708,936
Media 0.5%
Omnicom Group, Inc.	29,531	2,448,415
Multi-Utilities 1.0%
NiSource, Inc.	67,363	2,700,583
WEC Energy Group, Inc.	22,232	2,422,843
		5,123,426
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp.	13,802	2,308,936
Equinor ASA (Norway)	88,941	2,355,396
MPLX LP	47,418	2,537,811
TotalEnergies SE (France)	60,014	3,878,749
Williams Cos., Inc. (The)	44,747	2,674,081
		13,754,973
Personal Care Products 0.4%
Unilever plc (United Kingdom)	37,257	2,219,539
Pharmaceuticals 5.4%
Astellas Pharma, Inc. (Japan) (g)	181,300	1,751,927
AstraZeneca plc, Sponsored ADR (United Kingdom)	44,259	3,253,037
Bristol-Myers Squibb Co.	44,516	2,715,031
Eli Lilly & Co.	2,108	1,741,018
GSK plc	127,277	2,430,851
Johnson & Johnson	12,167	2,017,775
Merck & Co., Inc.	23,325	2,093,652
Novartis AG (Registered)	36,406	4,049,715
Pfizer, Inc.	77,189	1,955,969
Roche Holding AG	6,173	2,029,698

	Shares	Value
Common Stocks
Pharmaceuticals
Sanofi SA (France)	34,974	$ 3,875,466
		27,914,139
Professional Services 0.5%
Paychex, Inc.	17,980	2,773,954
Retail REITs 0.4%
Realty Income Corp.	33,168	1,924,076
Semiconductors & Semiconductor Equipment 4.4%
Analog Devices, Inc.	19,215	3,875,089
Broadcom, Inc.	31,281	5,237,378
KLA Corp.	4,689	3,187,582
Microchip Technology, Inc.	35,458	1,716,522
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	28,948	4,805,368
Texas Instruments, Inc.	21,153	3,801,194
		22,623,133
Software 1.9%
Microsoft Corp.	16,721	6,276,896
Salesforce, Inc.	13,269	3,560,869
		9,837,765
Specialized REITs 1.2%
Iron Mountain, Inc.	36,880	3,173,155
VICI Properties, Inc.	90,842	2,963,266
		6,136,421
Specialty Retail 0.8%
Best Buy Co., Inc.	25,151	1,851,365
Home Depot, Inc. (The)	6,684	2,449,619
		4,300,984
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	13,314	2,957,439
Dell Technologies, Inc., Class C	29,951	2,730,034
Hewlett Packard Enterprise Co.	263,792	4,070,310
NetApp, Inc.	28,460	2,499,926
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,564	2,522,913
		14,780,622
Tobacco 1.8%
Imperial Brands plc (United Kingdom)	92,748	3,429,906
Philip Morris International, Inc.	36,335	5,767,455
		9,197,361
Trading Companies & Distributors 0.6%
MSC Industrial Direct Co., Inc., Class A	42,600	3,308,742

	Shares	Value
Common Stocks
Water Utilities 0.4%
Essential Utilities, Inc.	52,242	$ 2,065,126
Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B (Canada) (g)	62,687	1,674,064
SK Telecom Co. Ltd. (Republic of Korea)	44,117	1,663,771
		3,337,835
Total Common Stocks (Cost $257,064,812)		310,399,294
Short-Term Investments 2.7%
Affiliated Investment Company 1.0%
NYLI U.S. Government Liquidity Fund, 4.164% (j)	5,284,341	5,284,341
Unaffiliated Investment Company 0.9%
Invesco Government & Agency Portfolio, 4.376% (j)(k)	4,625,145	4,625,145

	Principal Amount

U.S. Treasury Debt 0.8%
U.S. Treasury Bills (l)
4.22%, due 5/29/25	$ 2,000,000	1,986,346
4.22%, due 6/24/25	1,000,000	990,212
4.25%, due 4/24/25	1,000,000	997,295
Total U.S. Treasury Debt (Cost $3,974,058)		3,973,853
Total Short-Term Investments (Cost $13,883,544)		13,883,339
Total Investments (Cost $462,588,593)	99.4%	514,112,595
Other Assets, Less Liabilities	0.6	3,131,325
Net Assets	100.0%	$ 517,243,920

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2025.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2025.

(e)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $8,936,414; the total market value of collateral held by the Portfolio was $9,226,312. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,601,167. The Portfolio received cash collateral with a value of $4,625,145.
(h)	Step coupon—Rate shown was the rate in effect as of March 31, 2025.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2025.
(j)	Current yield as of March 31, 2025.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,744	$ 27,423	$ (28,883)	$ —	$ —	$ 5,284	$ 56	$ —	5,284
Foreign Currency Forward Contracts
As of March 31, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,515,853	USD	3,686,470	JPMorgan Chase Bank N.A.	5/7/25	$ 122,492
JPY	1,767,680,000	USD	11,506,705	JPMorgan Chase Bank N.A.	5/7/25	325,189
USD	5,386,356	JPY	796,587,000	JPMorgan Chase Bank N.A.	5/7/25	54,434
Total Unrealized Appreciation						502,115
AUD	9,875,000	USD	6,172,895	JPMorgan Chase Bank N.A.	5/7/25	(750)
EUR	9,839,000	USD	10,716,146	JPMorgan Chase Bank N.A.	5/7/25	(56,888)
GBP	4,021,000	USD	5,197,009	JPMorgan Chase Bank N.A.	5/7/25	(3,232)
USD	7,775,459	EUR	7,197,000	JPMorgan Chase Bank N.A.	5/7/25	(21,541)
USD	10,553,269	GBP	8,491,000	JPMorgan Chase Bank N.A.	5/7/25	(414,242)
USD	5,273,003	JPY	795,791,000	JPMorgan Chase Bank N.A.	5/7/25	(53,592)
Total Unrealized Depreciation						(550,245)
Net Unrealized Depreciation						$ (48,130)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of March 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	291	June 2025	$ 16,813,620	$ 16,327,619	$ (486,001)
Russell 2000 E-Mini Index	84	June 2025	8,454,542	8,513,820	59,278
S&P Midcap 400 E-Mini Index	34	June 2025	9,802,103	9,991,240	189,137
U.S. Treasury 5 Year Notes	234	June 2025	25,032,571	25,308,563	275,992

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 10 Year Notes	64	June 2025	$ 7,079,938	$ 7,118,000	$ 38,062
U.S. Treasury 10 Year Ultra Bonds	50	June 2025	5,674,475	5,706,250	31,775
U.S. Treasury Long Bonds	61	June 2025	7,074,239	7,154,156	79,917
U.S. Treasury Ultra Bonds	71	June 2025	8,637,863	8,679,750	41,887
Yen Denominated Nikkei 225 Index	92	June 2025	11,358,229	11,054,537	(303,692)
Total Long Contracts					(73,645)
Short Contracts
Canada 5 Year Bonds	(121)	June 2025	(9,684,744)	(9,746,930)	(62,186)
FTSE 100 Index	(71)	June 2025	(7,904,722)	(7,880,088)	24,634
S&P 500 E-Mini Index	(3)	June 2025	(836,897)	(847,988)	(11,091)
U.S. Treasury 2 Year Notes	(51)	June 2025	(10,508,278)	(10,565,766)	(57,488)
Total Short Contracts					(106,131)
Net Unrealized Depreciation					$ (179,776)

1.	As of March 31, 2025, cash in the amount of $4,897,088 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
IO—Interest Only
JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 18,782,080	$ —	$ 18,782,080
Corporate Bonds	—	66,871,162	—	66,871,162
Foreign Government Bonds	—	3,003,023	—	3,003,023
Loan Assignments	—	1,872,518	—	1,872,518
Mortgage-Backed Securities	—	71,586,060	—	71,586,060
U.S. Government & Federal Agencies	—	27,715,119	—	27,715,119
Total Long-Term Bonds	—	189,829,962	—	189,829,962
Common Stocks
Aerospace & Defense	6,865,005	2,715,982	—	9,580,987
Air Freight & Logistics	2,212,339	2,463,990	—	4,676,329
Automobile Components	—	3,226,671	—	3,226,671
Automobiles	—	1,663,311	—	1,663,311
Banks	18,901,346	4,371,661	—	23,273,007
Capital Markets	4,198,749	1,920,425	—	6,119,174
Construction & Engineering	—	1,942,278	—	1,942,278
Diversified Telecommunication Services	6,561,089	6,022,648	—	12,583,737
Food Products	3,255,443	2,037,921	—	5,293,364
Gas Utilities	—	2,198,590	—	2,198,590
Industrial Conglomerates	1,779,335	2,301,171	—	4,080,506
Industrial REITs	—	1,715,973	—	1,715,973
Insurance	8,131,695	8,693,467	—	16,825,162
Oil, Gas & Consumable Fuels	7,520,828	6,234,145	—	13,754,973
Personal Care Products	—	2,219,539	—	2,219,539
Pharmaceuticals	13,776,482	14,137,657	—	27,914,139
Technology Hardware, Storage & Peripherals	12,257,709	2,522,913	—	14,780,622
Tobacco	5,767,455	3,429,906	—	9,197,361
Wireless Telecommunication Services	1,674,064	1,663,771	—	3,337,835
All Other Industries	146,015,736	—	—	146,015,736
Total Common Stocks	238,917,275	71,482,019	—	310,399,294
Short-Term Investments
Affiliated Investment Company	5,284,341	—	—	5,284,341
Unaffiliated Investment Company	4,625,145	—	—	4,625,145
U.S. Treasury Debt	—	3,973,853	—	3,973,853
Total Short-Term Investments	9,909,486	3,973,853	—	13,883,339
Total Investments in Securities	248,826,761	265,285,834	—	514,112,595
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	502,115	—	502,115
Futures Contracts	740,682	—	—	740,682
Total Other Financial Instruments	740,682	502,115	—	1,242,797
Total Investments in Securities and Other Financial Instruments	$ 249,567,443	$ 265,787,949	$ —	$ 515,355,392
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (550,245)	$ —	$ (550,245)
Futures Contracts	(920,458)	—	—	(920,458)
Total Other Financial Instruments	$ (920,458)	$ (550,245)	$ —	$ (1,470,703)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Hedge Multi-Strategy Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Exchange-Traded Funds 94.9%
Alternative 7.6%
Affiliated Investment Company 3.0%
NYLI Merger Arbitrage ETF (a)(b)	191,173	$ 6,557,234
Derivative Income Fund 0.8%
JPMorgan Equity Premium Income ETF	29,719	1,698,144
Managed Futures Funds 1.8%
iMGP DBi Managed Futures Strategy ETF	95,389	2,409,526
KraneShares Mount Lucas Managed Futures Index Strategy ETF (b)	23,690	646,263
Simplify Managed Futures Strategy ETF (b)	31,078	919,909
		3,975,698
Merger Arbitrage Fund 1.1%
AltShares Merger Arbitrage ETF (b)	83,241	2,350,726
Private Equity Replication Fund 0.9%
Invesco Global Listed Private Equity ETF	29,547	1,893,076
Total Alternative (Cost $15,868,881)		16,474,878
Bonds 57.0%
Bank Loan Funds 5.1%
Invesco Senior Loan ETF (b)	289,887	6,000,661
SPDR Blackstone Senior Loan ETF (b)	125,114	5,145,939
		11,146,600
Convertible Bond Funds 8.7%
iShares Convertible Bond ETF	84,109	7,032,354
SPDR Bloomberg Convertible Securities ETF (b)	154,813	11,861,772
		18,894,126
Floating Rate—Investment Grade Funds 21.9%
iShares Floating Rate Bond ETF	705,989	36,040,739
SPDR Bloomberg Investment Grade Floating Rate ETF	377,542	11,635,844
		47,676,583
Municipal Bond Funds 4.9%
iShares National Muni Bond ETF (b)	53,703	5,662,444
Vanguard Tax-Exempt Bond Index ETF (b)	100,518	4,987,703
		10,650,147
Short Duration Fund 9.1%
Vanguard Short-Term Treasury ETF	337,809	19,826,010
Treasury Inflation Protected Security Funds 7.3%
iShares 0-5 Year TIPS Bond ETF	71,729	7,421,799

	Shares	Value
Bonds
Treasury Inflation Protected Security Funds
Vanguard Short-Term Inflation-Protected Securities ETF	172,631	$ 8,614,287
		16,036,086
Total Bonds (Cost $121,432,321)		124,229,552
Commodities 4.1%
Agriculture Fund 2.7%
Invesco DB Agriculture Fund	224,470	5,912,540
Broad Fund 1.4%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	230,211	3,137,776
Total Commodities (Cost $8,444,741)		9,050,316
Equities 26.2%
Emerging Equity Funds 6.8%
Invesco India ETF	3,928	98,239
iShares Core MSCI Emerging Markets ETF	98,015	5,289,870
iShares MSCI India ETF	81,446	4,192,840
Vanguard FTSE Emerging Markets ETF	118,399	5,358,739
		14,939,688
International Equity Core Funds 7.3%
iShares Core MSCI EAFE ETF	99,931	7,559,780
Vanguard FTSE Developed Markets ETF	166,164	8,446,116
		16,005,896
Japan Equity Funds 0.2%
Franklin FTSE Japan ETF	2,445	71,883
JPMorgan BetaBuilders Japan ETF	7,254	407,167
		479,050
U.S. Large Cap Core Funds 0.9%
Financial Select Sector SPDR Fund	7,243	360,774
Materials Select Sector SPDR Fund	12,368	1,063,401
Vanguard Financials ETF (b)	705	84,226
Vanguard Materials ETF (b)	2,715	512,619
		2,021,020
U.S. Mid Cap Core Funds 0.9%
iShares Core S&P Mid-Cap ETF	17,777	1,037,288
Vanguard Mid-Cap ETF	3,208	829,653
		1,866,941
U.S. Momentum Funds 4.1%
Invesco S&P 500 Quality ETF	9,546	633,282

	Shares	Value
Equities
U.S. Momentum Funds
iShares MSCI USA Momentum Factor ETF (b)	28,050	$ 5,669,746
iShares MSCI USA Quality Factor ETF (b)	14,898	2,545,919
		8,848,947
U.S. Preferred Funds 3.3%
Global X U.S. Preferred ETF (b)	52,389	997,486
iShares Preferred & Income Securities ETF (b)	199,519	6,131,219
		7,128,705
U.S. Small Cap Core Funds 2.7%
iShares Core S&P Small-Cap ETF	49,049	5,129,054
SPDR Portfolio S&P 600 Small Cap ETF	17,951	731,683
		5,860,737
Total Equities (Cost $56,554,106)		57,150,984
Total Exchange-Traded Funds (Cost $202,300,049)		206,905,730
Exchange-Traded Vehicles 5.4%
Commodities 0.6%
Broad Fund 0.2%
iShares GSCI Commodity Dynamic Roll Strategy ETF	19,752	522,835
Silver Funds 0.4%
abrdn Standard Physical Silver Shares ETF (a)	2,364	76,854
iShares Silver Trust (a)	23,284	721,571
		798,425
Total Commodities (Cost $1,296,469)		1,321,260
Currency 4.8%
U.S. Dollar Fund 4.8%
Invesco DB U.S. Dollar Index Bullish Fund	368,895	10,528,264
Total Exchange-Traded Vehicles (Cost $11,364,379)		11,849,524

Short-Term Investments 11.3%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.16% (c)	465,357	465,357
Unaffiliated Investment Companies 11.1%
Invesco Government & Agency Portfolio, 4.38% (c)(d)	23,183,681	23,183,681

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.37% (c)(d)	1,000,000	$ 1,000,000
Total Unaffiliated Investment Companies (Cost $24,183,681)		24,183,681
Total Short-Term Investments (Cost $24,649,038)		24,649,038
Total Investments (Cost $238,313,466)	111.6%	243,404,292
Other Assets, Less Liabilities	(11.6)	(25,263,752)
Net Assets	100.0%	$ 218,140,540

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $35,038,504; the total market value of collateral held by the Portfolio was $35,833,764. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $11,650,083. The Portfolio received cash collateral with a value of $24,183,681.
(c)	Current yield as of March 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Merger Arbitrage ETF	$ 9,101	$ —	$ (2,817)	$ 176	$ 97	$ 6,557	$ —	$ —	191
NYLI U.S. Government Liquidity Fund	1,246	11,480	(12,261)	—	—	465	8	—	465
	$10,347	$11,480	$(15,078)	$176	$97	$7,022	$8	$—
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	abrdn Standard Physical Silver Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	6	$ —
Morgan Stanley & Co.	abrdn Standard Physical Silver Shares ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	6	—
Bank of America Merrill Lynch	AGF US Market Neutral Anti-Beta Fund	Federal Funds Composite Interest Rate	3/2/26	Monthly	(3,902)	—
Morgan Stanley & Co.	AGF US Market Neutral Anti-Beta Fund	Federal Fund Rate minus 11.08%	9/16/25	Monthly	(3,902)	—
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	181	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	181	$ —
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	28	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/25	Monthly	28	—
Bank of America Merrill Lynch	Franklin FTSE Japan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	6	—
Morgan Stanley & Co.	Franklin FTSE Japan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	6	—
Bank of America Merrill Lynch	Global X U.S. Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	76	—
Morgan Stanley & Co.	Global X U.S. Preferred ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	76	—
Bank of America Merrill Lynch	iMGP DBi Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	183	—
Morgan Stanley & Co.	iMGP DBi Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	183	—
Bank of America Merrill Lynch	Invesco CurrencyShares British Pound Sterling Trust	Federal Funds Composite Interest Rate	3/2/26	Monthly	(601)	—
Morgan Stanley & Co.	Invesco CurrencyShares British Pound Sterling Trust	Federal Fund Rate minus 8.88%	9/16/25	Monthly	(601)	—
Bank of America Merrill Lynch	Invesco DB Agriculture Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	463	—
Morgan Stanley & Co.	Invesco DB Agriculture Fund	Federal Fund Rate plus 1.07%	9/16/25	Monthly	463	—
Bank of America Merrill Lynch	Invesco DB U.S. Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	794	—
Morgan Stanley & Co.	Invesco DB U.S. Dollar Index Bullish Fund	Federal Fund Rate plus 0.83%	9/16/25	Monthly	794	—
Bank of America Merrill Lynch	Invesco Global Listed Private Equity ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	146	—
Morgan Stanley & Co.	Invesco Global Listed Private Equity ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	146	—
Bank of America Merrill Lynch	Invesco India ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	8	—
Morgan Stanley & Co.	Invesco India ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	8	—
Bank of America Merrill Lynch	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	237	—
Morgan Stanley & Co.	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	238	—
Bank of America Merrill Lynch	Invesco S&P 500 Quality ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	49	—
Morgan Stanley & Co.	Invesco S&P 500 Quality ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	49	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	469	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	469	—
Bank of America Merrill Lynch	iShares 0-3 Month Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(2,474)	—
Morgan Stanley & Co.	iShares 0-3 Month Treasury Bond ETF	Federal Fund Rate minus 0.35%	9/16/25	Monthly	(2,474)	—
Bank of America Merrill Lynch	iShares 0-5 Year TIPS Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	559	—
Morgan Stanley & Co.	iShares 0-5 Year TIPS Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	559	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	530	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	530	$ —
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	570	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	570	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	404	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	404	—
Bank of America Merrill Lynch	iShares Core S&P Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	80	—
Morgan Stanley & Co.	iShares Core S&P Mid-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	79	—
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	401	—
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	391	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	2,717	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	2,717	—
Bank of America Merrill Lynch	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	41	—
Morgan Stanley & Co.	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	41	—
Bank of America Merrill Lynch	iShares International Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(1,752)	—
Morgan Stanley & Co.	iShares International Treasury Bond ETF	Federal Fund Rate minus 15.00%	9/16/25	Monthly	(1,752)	—
Bank of America Merrill Lynch	iShares MSCI India ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	318	—
Morgan Stanley & Co.	iShares MSCI India ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	318	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	433	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	433	—
Bank of America Merrill Lynch	iShares MSCI USA Quality Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	193	—
Morgan Stanley & Co.	iShares MSCI USA Quality Factor ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	193	—
Bank of America Merrill Lynch	iShares National Muni Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	432	—
Morgan Stanley & Co.	iShares National Muni Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	432	—
Bank of America Merrill Lynch	iShares Preferred & Income Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	462	—
Morgan Stanley & Co.	iShares Preferred & Income Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	462	—
Bank of America Merrill Lynch	iShares Semiconductor ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(226)	—
Morgan Stanley & Co.	iShares Semiconductor ETF	Federal Fund Rate minus 0.78%	9/16/25	Monthly	(226)	—
Bank of America Merrill Lynch	iShares Silver Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	56	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/16/25	Monthly	56	—
Bank of America Merrill Lynch	JPMorgan BetaBuilders Japan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	32	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	JPMorgan BetaBuilders Japan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	32	$ —
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	131	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	131	—
Bank of America Merrill Lynch	JPMorgan Nasdaq Equity Premium Income ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(360)	—
Morgan Stanley & Co.	JPMorgan Nasdaq Equity Premium Income ETF	Federal Fund Rate minus 0.35%	9/16/25	Monthly	(360)	—
Bank of America Merrill Lynch	KraneShares Mount Lucas Managed Futures Index Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	50	—
Morgan Stanley & Co.	KraneShares Mount Lucas Managed Futures Index Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	50	—
Bank of America Merrill Lynch	Materials Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	81	—
Morgan Stanley & Co.	Materials Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/25	Monthly	81	—
Bank of America Merrill Lynch	NYLI Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	494	—
Morgan Stanley & Co.	NYLI Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	494	—
Bank of America Merrill Lynch	Simplify Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	70	—
Morgan Stanley & Co.	Simplify Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	70	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	393	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	393	—
Bank of America Merrill Lynch	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(3,014)	—
Morgan Stanley & Co.	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Fund Rate minus 0.73%	9/16/25	Monthly	(3,014)	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	894	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	894	—
Bank of America Merrill Lynch	SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(3,844)	—
Morgan Stanley & Co.	SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 13.83%	9/16/25	Monthly	(3,844)	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	877	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	877	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 600 Small Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	56	—
Morgan Stanley & Co.	SPDR Portfolio S&P 600 Small Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	56	—
Bank of America Merrill Lynch	United States Natural Gas Fund LP	Federal Funds Composite Interest Rate	3/2/26	Monthly	(720)	—
Morgan Stanley & Co.	United States Natural Gas Fund LP	Federal Fund Rate minus 7.08%	9/16/25	Monthly	(720)	—
Bank of America Merrill Lynch	Vanguard Financials ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	7	—
Morgan Stanley & Co.	Vanguard Financials ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	7	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	637	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	637	$ —
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	409	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	409	—
Bank of America Merrill Lynch	Vanguard Materials ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	40	—
Morgan Stanley & Co.	Vanguard Materials ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	40	—
Bank of America Merrill Lynch	Vanguard Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	64	—
Morgan Stanley & Co.	Vanguard Mid-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	64	—
Bank of America Merrill Lynch	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	649	—
Morgan Stanley & Co.	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	649	—
Bank of America Merrill Lynch	Vanguard Short-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	1,495	—
Morgan Stanley & Co.	Vanguard Short-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	1,495	—
Bank of America Merrill Lynch	Vanguard Tax-Exempt Bond Index ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	390	—
Morgan Stanley & Co.	Vanguard Tax-Exempt Bond Index ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	390	—
						$ —

1.	As of March 31, 2025, cash in the amount $580,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2025.

Abbreviation(s):
DB—Deutsche Bank
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
GSCI—Goldman Sachs Commodity Index
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 206,905,730	$ —	$ —	$ 206,905,730
Exchange-Traded Vehicles	11,849,524	—	—	11,849,524
Short-Term Investments
Affiliated Investment Company	465,357	—	—	465,357
Unaffiliated Investment Companies	24,183,681	—	—	24,183,681
Total Short-Term Investments	24,649,038	—	—	24,649,038
Total Investments in Securities	$ 243,404,292	$ —	$ —	$ 243,404,292

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Janus Henderson Balanced Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 38.7%
Asset-Backed Securities 4.7%
Automobile Asset-Backed Securities 0.1%
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A
3.93%, due 5/15/28 (a)	$ 53,459	$ 53,284
Exeter Automobile Receivables Trust
Series 2021-1A, Class D
1.08%, due 11/16/26	108,506	107,911
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, due 10/20/32 (a)	586,950	589,590
LAD Auto Receivables Trust
Series 2022-1A, Class A
5.21%, due 6/15/27 (a)	163,118	163,290
Lendbuzz Securitization Trust (a)
Series 2022-1A, Class A
4.22%, due 5/17/27	231,986	231,326
Series 2023-1A, Class A2
6.92%, due 8/15/28	221,189	224,685
Santander Bank Auto Credit-Linked Notes (a)
Series 2022-A, Class B
5.281%, due 5/15/32	52,278	52,278
Series 2022-B, Class A2
5.587%, due 8/16/32	98,807	99,447
		1,521,811
Home Equity Asset-Backed Securities 0.6%
FIGRE Trust (a)(b)
Series 2024-HE4, Class A
5.056%, due 9/25/54	764,686	760,661
Series 2025-HE2, Class A
5.775%, due 3/25/55	907,000	908,976
Series 2024-HE3, Class A
5.937%, due 7/25/54	403,007	405,476
Series 2024-HE1, Class A
6.165%, due 3/25/54	633,565	638,082
Series 2024-HE2, Class A
6.38%, due 5/25/54	520,159	527,893
RCKT Mortgage Trust (a)
Series 2024-CES6, Class A1A
5.344%, due 9/25/44 (c)	1,079,356	1,076,872
Series 2024-CES1, Class A1A
6.025%, due 2/25/44 (b)	726,136	730,142
Series 2024-CES2, Class A1A
6.141%, due 4/25/44 (b)	2,033,284	2,049,948
Series 2024-CES3, Class A1A
6.591%, due 5/25/44 (b)	797,152	807,545
Series 2023-CES3, Class A1A
7.113%, due 11/25/43 (b)	566,016	575,222

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2024-FIG5, Class A
6.255%, due 4/25/54	$ 629,711	$ 635,928
Series 2023-FIG4, Class A
6.718%, due 11/25/53	812,026	836,718
Series 2023-FIG3, Class A
7.067%, due 8/25/53	1,491,229	1,532,981
		11,486,444
Other Asset-Backed Securities 4.0%
American Tower Trust #1
5.49%, due 3/15/28 (a)	2,081,000	2,114,124
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	152,596	139,380
ARES LIII CLO Ltd.
Series 2019-53A, Class A1R
5.577% (3 Month SOFR + 1.28%), due 10/24/36 (a)(d)	1,974,000	1,970,419
ARES LX CLO Ltd.
Series 2021-60A, Class A
5.675% (3 Month SOFR + 1.382%), due 7/18/34 (a)(d)	322,000	321,992
ARES XXXIX CLO Ltd.
Series 2016-39A, Class AR3
5.713% (3 Month SOFR + 1.42%), due 7/18/37 (a)(d)	1,331,120	1,332,779
Ballyrock CLO 14 Ltd. (a)(d)
Series 2020-14A, Class A1AR
5.673% (3 Month SOFR + 1.38%), due 7/20/37	2,156,678	2,156,040
Series 2020-14A, Class A1BR
5.873% (3 Month SOFR + 1.58%), due 7/20/37	345,453	346,270
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A
5.513% (3 Month SOFR + 1.22%), due 1/20/35 (a)(d)	1,656,624	1,651,069
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R
5.692% (3 Month SOFR + 1.39%), due 7/15/37 (a)(d)	1,290,000	1,289,964
Carlyle U.S. CLO Ltd. (a)(d)
Series 2017-3A, Class A1R2
5.693% (3 Month SOFR + 1.40%), due 10/21/37	1,575,000	1,575,491
Series 2018-4A, Class A2R
5.863% (3 Month SOFR + 1.56%), due 10/17/37	2,203,000	2,193,300
CBAM Ltd. (a)(d)
Series 2019-11RA, Class A1
5.735% (3 Month SOFR + 1.442%), due 1/20/35	1,569,000	1,569,141
Series 2019-11RA, Class B
6.305% (3 Month SOFR + 2.012%), due 1/20/35	400,456	400,464
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class AR
5.713% (3 Month SOFR + 1.42%), due 7/20/37 (a)(d)	1,715,000	1,715,969

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	$ 951,872	$ 909,809
Series 2020-1, Class A1
1.69%, due 7/15/60	612,237	604,155
Series 2021-1A, Class B1
1.98%, due 3/15/61	360,015	339,790
Series 2020-1, Class B1
2.28%, due 7/15/60	89,945	88,525
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,035,789	1,039,967
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,900,123	2,914,182
CIFC Funding Ltd. (a)(d)
Series 2014-2RA, Class AR
5.657% (3 Month SOFR + 1.36%), due 10/24/37	1,915,000	1,914,617
Series 2021-7A, Class A1
5.682% (3 Month SOFR + 1.392%), due 1/23/35	483,000	483,196
Series 2014-5A, Class A1R3
5.683% (3 Month SOFR + 1.38%), due 7/17/37	2,372,000	2,369,877
Series 2021-7A, Class B
6.152% (3 Month SOFR + 1.862%), due 1/23/35	323,837	322,619
Compass Datacenters Issuer III LLC (a)
Series 2025-1A, Class A2
5.656%, due 2/25/50	1,439,000	1,460,096
Series 2025-2A, Class A2
5.835%, due 2/25/50	896,000	909,957
CP EF Asset Securitization I LLC
Series 2022-1A, Class A
5.96%, due 4/15/30 (a)	25,905	25,917
CP EF Asset Securitization II LLC
Series 2023-1A, Class A
7.48%, due 3/15/32 (a)	336,874	341,069
CRB Securitization Trust
Series 2023-1, Class A
6.96%, due 10/20/33 (a)	79,724	80,215
CyrusOne Data Centers Issuer I LLC (a)
Series 2024-2A, Class A2
4.50%, due 5/20/49	227,000	218,333
Series 2024-3A, Class A2
4.65%, due 5/20/49	2,171,000	2,057,441
Series 2024-1A, Class A2
4.76%, due 3/22/49	618,025	603,079
Series 2023-1A, Class B
5.45%, due 4/20/48	292,853	286,715
Series 2023-2A, Class A2
5.56%, due 11/20/48	278,984	279,640

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493%, due 11/20/51 (a)	$ 270,900	$ 248,593
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	976,698
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, due 7/25/48 (a)	877,385	873,055
Elmwood CLO VI Ltd.
Series 2020-3A, Class ARR
5.673% (3 Month SOFR + 1.38%), due 7/18/37 (a)(d)	2,581,000	2,582,427
Gracie Point International Funding LLC
Series 2024-1A, Class A
6.122% (SOFR 90A + 1.70%), due 3/1/28 (a)(d)	482,000	482,846
HPS Loan Management Ltd.
Series 2021-16A, Class B
6.252% (3 Month SOFR + 1.962%), due 1/23/35 (a)(d)	310,367	310,373
Libra Solutions LLC
Series 2024-1A, Class A
5.88%, due 9/30/38 (a)(e)(f)	327,000	326,793
M&T Equipment Notes (a)
Series 2023-1A, Class A3
5.74%, due 7/15/30	331,000	333,611
Series 2023-1A, Class A2
6.09%, due 7/15/30	85,404	85,493
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R
5.653% (3 Month SOFR + 1.36%), due 7/18/37 (a)(d)	1,971,512	1,972,989
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR
5.908% (3 Month SOFR + 1.60%), due 10/16/37 (a)(d)	790,000	790,248
Marlette Funding Trust
Series 2023-2A, Class B
6.54%, due 6/15/33 (a)	176,667	177,377
NetCredit Combined Receivables LLC
Series 2024-A, Class A
7.43%, due 10/21/30 (a)	716,386	723,998
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	469,834
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A
7.398%, due 11/25/31 (a)(c)	883,500	894,057
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	246,391	239,305

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
NRZ Excess Spread-Collateralized Notes (a)
Series 2020-PLS1, Class A
3.844%, due 12/25/25	$ 117,177	$ 115,756
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	768,721	745,099
OCP CLO Ltd. (a)(d)
Series 2020-8RA, Class AR
5.553% (3 Month SOFR + 1.25%), due 10/17/36	1,656,624	1,650,205
Series 2020-18A, Class A2R2
5.863% (3 Month SOFR + 1.57%), due 7/20/37	602,473	602,631
Octagon Investment Partners 42 Ltd.
Series 2019-3A, Class A2RR
5.862% (3 Month SOFR + 1.56%), due 7/15/37 (a)(d)	250,000	250,291
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R
5.873% (3 Month SOFR + 1.58%), due 10/19/37 (a)(d)	1,138,000	1,138,534
PRPM LLC
Series 2022-2, Class A1
8.00%, due 3/25/27 (a)(c)	1,110,156	1,111,193
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.703% (3 Month SOFR + 1.40%), due 7/17/37 (a)(d)	2,200,710	2,209,810
Regatta XXIII Funding Ltd. (a)(d)
Series 2021-4A, Class A1
5.705% (3 Month SOFR + 1.412%), due 1/20/35	1,413,000	1,413,602
Series 2021-4A, Class B
6.255% (3 Month SOFR + 1.962%), due 1/20/35	343,955	341,650
RR 21 Ltd.
Series 2022-21A, Class A1AR
5.702% (3 Month SOFR + 1.40%), due 7/15/39 (a)(d)	1,331,120	1,331,678
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR
5.673% (3 Month SOFR + 1.38%), due 7/21/37 (a)(d)	1,682,000	1,684,943
Taco Bell Funding LLC
Series 2021-1A, Class A2II
2.294%, due 8/25/51 (a)	371,385	333,120
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R
5.663% (3 Month SOFR + 1.37%), due 10/21/37 (a)(d)	1,703,000	1,705,517
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR
5.715% (3 Month SOFR + 1.422%), due 7/20/34 (a)(d)	448,000	448,122
Vantage Data Centers Issuer LLC (a)
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,091,000	1,073,270
Series 2021-1A, Class A2
2.165%, due 10/15/46	3,200,644	3,063,073

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	$ 705,000	$ 654,756
Voya CLO Ltd.
Series 2024-4A, Class A2
5.843% (3 Month SOFR + 1.55%), due 7/20/37 (a)(d)	682,703	683,189
Wendy's Funding LLC (a)
Series 2021-1A, Class A2I
2.37%, due 6/15/51	244,336	221,888
Series 2021-1A, Class A2II
2.775%, due 6/15/51	615,034	537,155
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	92,165	90,856
		68,919,636
Total Asset-Backed Securities (Cost $81,470,268)		81,927,891
Corporate Bonds 13.7%
Aerospace & Defense 0.5%
Boeing Co. (The)
5.15%, due 5/1/30	1,288,000	1,295,988
6.298%, due 5/1/29	1,251,000	1,311,913
6.388%, due 5/1/31	1,268,000	1,351,205
6.528%, due 5/1/34	1,221,000	1,308,285
7.008%, due 5/1/64	416,000	450,774
TransDigm, Inc. (a)
6.375%, due 3/1/29	382,000	385,894
6.625%, due 3/1/32	1,722,000	1,743,946
		7,848,005
Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC
5.80%, due 3/8/29	1,254,000	1,241,717
6.125%, due 3/8/34	976,000	936,299
7.122%, due 11/7/33	715,000	730,673
7.20%, due 6/10/30	348,000	361,282
7.35%, due 3/6/30	354,000	370,422
Stellantis Finance US, Inc. (a)
5.75%, due 3/18/30	485,000	484,653
6.45%, due 3/18/35	549,000	544,879
		4,669,925

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	$ 818,000	$ 777,288
6.875%, due 4/23/32	660,000	612,301
		1,389,589
Banks 3.8%
Bank of America Corp. (g)
Series FIX
5.162%, due 1/24/31	3,202,000	3,246,136
5.744%, due 2/12/36	5,301,000	5,290,872
5.872%, due 9/15/34	1,432,000	1,494,365
Bank of New York Mellon Corp. (The) (g)
4.947%, due 4/26/27	806,000	810,178
6.317%, due 10/25/29	890,000	941,562
6.474%, due 10/25/34	1,448,000	1,581,643
BNP Paribas SA
2.591%, due 1/20/28 (a)(g)	728,000	700,849
Citigroup, Inc.
3.887%, due 1/10/28 (g)	2,697,000	2,663,734
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (d)	978,000	981,313
5.827%, due 2/13/35 (g)	3,543,000	3,527,766
Series P
5.95%, due 5/15/25 (g)(h)	584,000	582,870
Fifth Third Bancorp
5.631%, due 1/29/32 (g)	373,000	381,821
Goldman Sachs Group, Inc. (The)
3.50%, due 4/1/25	2,712,000	2,712,000
5.207%, due 1/28/31 (g)	1,673,000	1,695,759
5.536%, due 1/28/36 (g)	1,479,000	1,499,649
JPMorgan Chase & Co. (g)
5.012%, due 1/23/30	651,000	658,229
5.04%, due 1/23/28	820,000	827,117
5.14%, due 1/24/31	1,420,000	1,442,146
5.299%, due 7/24/29	1,374,000	1,402,028
5.502%, due 1/24/36	1,362,000	1,391,339
6.087%, due 10/23/29	1,391,000	1,456,384
Morgan Stanley
1.593%, due 5/4/27 (g)	685,000	663,383
2.188%, due 4/28/26 (g)	1,609,000	1,605,818
2.943%, due 1/21/33 (g)	1,445,000	1,267,472
3.772%, due 1/24/29 (g)	134,000	131,069
4.35%, due 9/8/26	898,000	894,360
5.042%, due 7/19/30 (g)	921,000	928,696
5.164%, due 4/20/29 (g)	1,265,000	1,282,148
5.32%, due 7/19/35 (g)	1,585,000	1,585,164
5.424%, due 7/21/34 (g)	1,150,000	1,163,399
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	2,068,000	1,823,539

	Principal Amount	Value
Corporate Bonds
Banks
Nordea Bank Abp
5.375%, due 9/22/27 (a)	$ 2,142,000	$ 2,182,018
PNC Financial Services Group, Inc. (The) (g)
5.222%, due 1/29/31 (i)	500,000	508,764
5.401%, due 7/23/35	1,586,000	1,591,226
5.575%, due 1/29/36	701,000	713,457
6.875%, due 10/20/34	1,424,000	1,574,439
Societe Generale SA (a)(d)
5.50% (1 Year Treasury Constant Maturity Rate + 1.20%), due 4/13/29	992,000	1,005,565
6.10% (1 Year Treasury Constant Maturity Rate + 1.60%), due 4/13/33	2,316,000	2,372,080
Truist Financial Corp. (g)
5.435%, due 1/24/30	590,000	602,148
6.047%, due 6/8/27	779,000	791,968
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (d)	1,471,000	1,221,840
5.046%, due 2/12/31 (g)	1,401,000	1,412,466
5.384%, due 1/23/30 (g)	1,259,000	1,284,508
5.424%, due 2/12/36 (g)	1,541,000	1,550,252
Wells Fargo & Co.
5.244%, due 1/24/31 (g)	2,955,000	3,004,539
		66,448,078
Beverages 0.0% ‡
Diageo Capital plc
1.375%, due 9/29/25	461,000	454,171
Biotechnology 0.1%
Illumina, Inc.
5.80%, due 12/12/25	707,000	712,020
Royalty Pharma plc
3.55%, due 9/2/50	899,000	602,564
		1,314,584
Building Materials 0.1%
Quikrete Holdings, Inc.
6.375%, due 3/1/32 (a)	1,076,000	1,082,833
Computers 0.2%
Booz Allen Hamilton, Inc.
5.95%, due 8/4/33	1,413,000	1,408,797
Western Digital Corp.
4.75%, due 2/15/26	1,389,000	1,381,001
		2,789,798

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale 0.1%
LKQ Corp.
5.75%, due 6/15/28	$ 780,000	$ 797,399
6.25%, due 6/15/33	1,501,000	1,560,971
		2,358,370
Diversified Financial Services 1.2%
AerCap Ireland Capital DAC
4.625%, due 10/15/27	610,000	607,440
Blue Owl Finance LLC
6.25%, due 4/18/34	1,451,000	1,486,046
Capital One Financial Corp. (g)
5.70%, due 2/1/30	329,000	336,074
5.884%, due 7/26/35	1,876,000	1,894,060
6.183%, due 1/30/36	1,215,000	1,212,199
6.312%, due 6/8/29	546,000	567,767
7.624%, due 10/30/31	1,188,000	1,323,092
Discover Financial Services
7.964%, due 11/2/34 (g)	1,865,000	2,131,724
Jane Street Group (a)
6.125%, due 11/1/32	2,675,000	2,632,154
7.125%, due 4/30/31	1,532,000	1,573,793
LPL Holdings, Inc.
5.20%, due 3/15/30	578,000	580,377
5.65%, due 3/15/35	969,000	959,537
6.00%, due 5/20/34	1,580,000	1,612,537
6.75%, due 11/17/28 (i)	2,218,000	2,344,913
Nasdaq, Inc.
5.55%, due 2/15/34 (i)	1,947,000	1,996,713
		21,258,426
Electric 0.5%
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,633,000	1,674,738
Duke Energy Corp.
5.45%, due 6/15/34 (i)	2,305,000	2,336,299
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	857,310
Exelon Corp.
5.45%, due 3/15/34	1,120,000	1,138,779
National Grid plc
5.809%, due 6/12/33	1,006,000	1,036,659
Xcel Energy, Inc.
5.60%, due 4/15/35	832,000	835,290
		7,879,075

	Principal Amount	Value
Corporate Bonds
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	$ 728,000	$ 736,449
6.625%, due 3/15/32	922,000	935,295
		1,671,744
Electronics 0.0% ‡
Trimble, Inc.
4.90%, due 6/15/28	468,000	469,217
Food 0.2%
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)	871,000	883,207
JBS USA Holding LUX SARL
3.00%, due 5/15/32	795,000	683,909
Mars, Inc. (a)
4.80%, due 3/1/30	795,000	799,547
5.00%, due 3/1/32	601,000	603,598
		2,970,261
Hand & Machine Tools 0.1%
Regal Rexnord Corp.
6.05%, due 4/15/28	1,026,000	1,052,548
Healthcare-Products 0.3%
Solventum Corp.
5.45%, due 3/13/31	1,945,000	1,981,514
5.60%, due 3/23/34	2,564,000	2,599,037
6.00%, due 5/15/64	901,000	884,627
		5,465,178
Healthcare-Services 1.1%
Centene Corp.
4.25%, due 12/15/27	3,778,000	3,686,486
Elevance Health, Inc.
4.95%, due 11/1/31	1,582,000	1,585,929
5.20%, due 2/15/35	865,000	867,796
HCA, Inc.
3.625%, due 3/15/32	663,000	599,371
5.375%, due 9/1/26	220,000	221,209
5.60%, due 4/1/34 (i)	1,048,000	1,053,808
5.625%, due 9/1/28	618,000	632,090
5.875%, due 2/15/26	286,000	287,124
5.875%, due 2/1/29	459,000	472,969
Health Care Service Corp. A Mutual Legal Reserve Co. (a)
2.20%, due 6/1/30	883,000	783,293
5.20%, due 6/15/29	1,249,000	1,270,416
5.45%, due 6/15/34	2,116,000	2,146,687
5.875%, due 6/15/54	884,000	868,744

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Humana, Inc.
5.75%, due 4/15/54	$ 857,000	$ 796,206
5.875%, due 3/1/33	334,000	341,478
5.95%, due 3/15/34	942,000	963,926
UnitedHealth Group, Inc.
4.95%, due 1/15/32	2,140,000	2,155,068
5.15%, due 7/15/34	860,000	865,820
Universal Health Services, Inc.
2.65%, due 10/15/30	251,000	220,017
		19,818,437
Insurance 0.6%
Aon North America, Inc.
5.30%, due 3/1/31	1,411,000	1,443,653
5.45%, due 3/1/34	3,199,000	3,257,293
Arthur J. Gallagher & Co.
4.85%, due 12/15/29 (i)	234,000	235,616
5.00%, due 2/15/32	217,000	216,982
5.15%, due 2/15/35	543,000	538,090
5.45%, due 7/15/34	1,244,000	1,263,036
6.50%, due 2/15/34	648,000	702,736
Athene Global Funding (a)
2.646%, due 10/4/31	1,063,000	911,382
2.717%, due 1/7/29	1,579,000	1,460,017
Brown & Brown, Inc.
4.95%, due 3/17/52	1,434,000	1,235,972
		11,264,777
Investment Companies 0.1%
Blackstone Private Credit Fund
7.30%, due 11/27/28	947,000	1,001,608
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	160,983
7.95%, due 6/13/28	852,000	902,344
		2,064,935
Leisure Time 0.0% ‡
Royal Caribbean Cruises Ltd.
5.625%, due 9/30/31 (a)	268,000	263,155
Media 0.2%
Charter Communications Operating LLC
5.50%, due 4/1/63	1,005,000	807,059
6.65%, due 2/1/34	3,295,000	3,415,347
		4,222,406

	Principal Amount	Value
Corporate Bonds
Mining 0.2%
Glencore Funding LLC (a)
5.186%, due 4/1/30	$ 550,000	$ 553,545
5.673%, due 4/1/35	2,187,000	2,194,441
		2,747,986
Oil & Gas 0.6%
Occidental Petroleum Corp.
5.20%, due 8/1/29	611,000	610,592
5.375%, due 1/1/32	1,406,000	1,385,054
5.55%, due 10/1/34	1,284,000	1,254,131
6.125%, due 1/1/31	835,000	858,231
6.625%, due 9/1/30	765,000	803,634
8.875%, due 7/15/30	663,000	759,183
Sunoco LP (a)
7.00%, due 5/1/29	1,457,000	1,490,486
7.25%, due 5/1/32	819,000	845,840
Viper Energy, Inc.
7.375%, due 11/1/31 (a)	1,568,000	1,638,838
		9,645,989
Packaging & Containers 0.3%
Amcor Flexibles North America, Inc.
5.50%, due 3/17/35 (a)	2,009,000	2,015,794
Berry Global, Inc.
5.65%, due 1/15/34	402,000	407,852
5.80%, due 6/15/31	2,428,000	2,522,605
		4,946,251
Pharmaceuticals 0.3%
AbbVie, Inc.
5.40%, due 3/15/54	556,000	546,100
CVS Health Corp.
4.78%, due 3/25/38	1,112,000	997,742
5.25%, due 2/21/33	192,000	189,579
5.70%, due 6/1/34	991,000	1,006,369
Organon & Co. (a)
6.75%, due 5/15/34	1,066,000	1,045,933
7.875%, due 5/15/34 (i)	1,419,000	1,377,392
		5,163,115
Pipelines 0.5%
Cheniere Energy, Inc.
5.65%, due 4/15/34	1,344,000	1,359,570
Columbia Pipelines Operating Co. LLC (a)
5.927%, due 8/15/30	332,000	344,988
6.036%, due 11/15/33	799,000	824,937
6.497%, due 8/15/43	161,000	167,567
6.544%, due 11/15/53	833,000	874,252

	Principal Amount	Value
Corporate Bonds
Pipelines
DT Midstream, Inc. (a)
4.30%, due 4/15/32	$ 468,000	$ 434,486
4.375%, due 6/15/31	967,000	889,454
5.80%, due 12/15/34	1,204,000	1,209,620
Enbridge, Inc.
6.00%, due 11/15/28	723,000	752,459
Energy Transfer LP
4.95%, due 6/15/28	116,000	116,776
5.55%, due 2/15/28	880,000	900,789
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)	990,000	974,622
		8,849,520
Real Estate 0.1%
CBRE Services, Inc.
5.95%, due 8/15/34	2,181,000	2,280,324
Real Estate Investment Trusts 0.3%
GLP Capital LP
5.30%, due 1/15/29	86,000	86,122
5.375%, due 4/15/26	692,000	694,172
5.625%, due 9/15/34	2,040,000	2,006,223
6.75%, due 12/1/33	881,000	934,859
Sun Communities Operating LP
2.70%, due 7/15/31	1,283,000	1,116,519
VICI Properties LP
5.625%, due 4/1/35	1,122,000	1,115,652
		5,953,547
Semiconductors 0.6%
Analog Devices, Inc.
2.95%, due 4/1/25	676,000	676,000
Broadcom, Inc.
4.35%, due 2/15/30	1,124,000	1,107,512
5.05%, due 7/12/29	1,442,000	1,462,028
5.15%, due 11/15/31	916,000	928,944
Foundry JV Holdco LLC (a)
5.50%, due 1/25/31	369,000	374,942
5.875%, due 1/25/34	619,000	620,471
5.90%, due 1/25/33	803,000	817,119
6.10%, due 1/25/36	200,000	204,759
Intel Corp.
2.45%, due 11/15/29	433,000	388,271
5.125%, due 2/10/30	576,000	580,049
5.60%, due 2/21/54	289,000	262,816
5.70%, due 2/10/53	1,157,000	1,063,512
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	769,512

	Principal Amount	Value
Corporate Bonds
Semiconductors
Marvell Technology, Inc.
4.875%, due 6/22/28	$ 883,000	$ 886,908
5.75%, due 2/15/29	153,000	157,684
		10,300,527
Software 0.9%
AppLovin Corp.
5.375%, due 12/1/31	1,280,000	1,286,493
5.50%, due 12/1/34	1,513,000	1,512,662
5.95%, due 12/1/54	427,000	419,369
Cadence Design Systems, Inc.
4.30%, due 9/10/29	789,000	781,168
4.70%, due 9/10/34	946,000	923,667
Constellation Software, Inc. (a)
5.158%, due 2/16/29	391,000	396,679
5.461%, due 2/16/34	1,136,000	1,156,331
Fiserv, Inc.
4.75%, due 3/15/30	555,000	553,704
5.15%, due 8/12/34 (i)	2,198,000	2,180,077
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,519,822
3.875%, due 2/15/31 (i)	1,122,000	1,043,150
4.00%, due 11/15/29	295,000	281,774
Synopsys, Inc.
4.85%, due 4/1/30	522,000	525,434
5.00%, due 4/1/32	1,000,000	1,002,465
5.70%, due 4/1/55	1,485,000	1,474,476
		15,057,271
Telecommunications 0.3%
AT&T, Inc.
3.65%, due 9/15/59	105,000	70,815
T-Mobile USA, Inc.
4.85%, due 1/15/29	934,000	939,276
5.125%, due 5/15/32 (i)	1,022,000	1,028,427
5.30%, due 5/15/35	2,214,000	2,225,880
5.875%, due 11/15/55	763,000	768,127
		5,032,525
Total Corporate Bonds (Cost $236,425,775)		236,732,567
Foreign Government Bond 0.0% ‡
France 0.0% ‡
Electricite de France SA
5.70%, due 5/23/28 (a)	557,000	571,743
Total Foreign Government Bond (Cost $557,470)		571,743

	Principal Amount	Value
Loan Assignments 0.6%
Automobile 0.0% ‡
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
7.052% (3 Month SOFR + 2.75%), due 10/16/31 (d)	$ 842,765	$ 840,132
Capital Equipment 0.1%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.799% (3 Month SOFR + 2.50%), due 8/4/31 (d)	1,933,992	1,913,443
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.049% (3 Month SOFR + 1.75%), due 4/10/31 (d)	2,435,667	2,409,956
Energy (Electricity) 0.2%
Alpha Generation LLC
First Lien Initial Term Loan B
7.075% (1 Month SOFR + 2.75%), due 9/30/31 (d)	987,040	986,218
Lightning Power LLC
First Lien Initial Term Loan B
6.549% (3 Month SOFR + 2.25%), due 8/18/31 (d)	1,794,980	1,783,121
		2,769,339
Healthcare 0.1%
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.575% (1 Month SOFR + 2.25%), due 10/23/28 (d)	1,514,390	1,510,887
Services Business 0.1%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.575% (1 Month SOFR + 2.25%), due 9/29/31 (d)	1,165,080	1,128,671
Total Loan Assignments (Cost $10,652,666)		10,572,428
Mortgage-Backed Securities 7.4%
Agency (Collateralized Mortgage Obligations) 0.1%
Croton Park CLO Ltd.
5.816%, due 10/15/36 (a)	1,080,000	1,075,047
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	437,241	388,805
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	629,298	557,159
		2,021,011

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.1%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
5.502% (1 Month SOFR + 1.18%), due 9/15/34 (a)(d)	$ 699,152	$ 686,043
BAMLL Re-REMIC Trust (a)(b)
Series 2024-FRR3, Class E
0.496%, due 1/27/50	589,014	504,415
Series 2024-FRR4, Class F
1.18%, due 11/27/48	281,000	263,804
Series 2024-FRR4, Class E
1.258%, due 11/27/48	143,000	135,371
Series 2024-FRR2, Class E
1.273%, due 7/27/50	438,000	344,099
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	853,492
BLP Commercial Mortgage Trust
Series 2025-IND, Class A
5.519% (1 Month SOFR + 1.20%), due 3/15/42 (a)(d)	1,746,000	1,732,893
BPR Trust (a)
Series 2024-PMDW, Class A
5.358%, due 11/5/41 (j)	1,893,307	1,906,148
Series 2024-PMDW, Class D
5.85%, due 11/5/41 (j)	726,000	712,218
Series 2022-OANA, Class A
6.217% (1 Month SOFR + 1.898%), due 4/15/37 (d)	1,358,000	1,358,298
Series 2023-BRK2, Class A
6.899%, due 10/5/38 (b)	1,329,000	1,380,727
BX Commercial Mortgage Trust (a)
Series 2024-VLT5, Class A
5.05%, due 11/13/46 (j)	2,250,000	2,279,574
Series 2021-VINO, Class A
5.086% (1 Month SOFR + 0.767%), due 5/15/38 (d)	194,651	194,103
Series 2021-VOLT, Class B
5.384% (1 Month SOFR + 1.064%), due 9/15/36 (d)	937,000	927,630
Series 2024-VLT5, Class B
5.415%, due 11/13/46 (j)	523,000	535,314
Series 2024-GPA3, Class A
5.612% (1 Month SOFR + 1.293%), due 12/15/39 (d)	1,086,502	1,083,786
Series 2025-SPOT, Class A
5.763% (1 Month SOFR + 1.443%), due 4/15/40 (d)	874,000	873,454
Series 2024-VLT5, Class C
5.779%, due 11/13/46 (j)	278,000	274,887
Series 2024-AIR2, Class A
5.812% (1 Month SOFR + 1.492%), due 10/15/41 (d)	1,792,000	1,792,000
Series 2024-GPA3, Class B
5.962% (1 Month SOFR + 1.642%), due 12/15/39 (d)	751,109	749,231
Series 2024-AIRC, Class A
6.01% (1 Month SOFR + 1.691%), due 8/15/39 (d)	2,458,000	2,458,000

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class D
6.084% (1 Month SOFR + 1.764%), due 9/15/36 (d)	$ 984,000	$ 971,085
Series 2024-AIRC, Class C
6.909% (1 Month SOFR + 2.59%), due 8/15/39 (d)	758,000	757,526
Series 2024-BRBK, Class A
7.196% (1 Month SOFR + 2.88%), due 10/15/41 (d)	1,970,347	1,972,808
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	284,000	263,406
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	522,573
Series 2022-FOX2, Class A2
5.068% (1 Month SOFR + 0.749%), due 4/15/39 (d)	876,623	870,048
Series 2021-LBA, Class AJV
5.234% (1 Month SOFR + 0.914%), due 2/15/36 (d)	1,118,000	1,116,651
Series 2021-LBA, Class AV
5.234% (1 Month SOFR + 0.914%), due 2/15/36 (d)	887,288	883,453
Series 2025-ROIC, Class A
5.463% (1 Month SOFR + 1.144%), due 3/15/30 (d)	2,170,000	2,159,173
Series 2025-DIME, Class A
5.469% (1 Month SOFR + 1.15%), due 2/15/35 (d)	1,685,000	1,663,938
Series 2025-ROIC, Class B
5.713% (1 Month SOFR + 1.393%), due 3/15/30 (d)	475,000	472,037
Series 2024-VLT4, Class A
5.811% (1 Month SOFR + 1.491%), due 7/15/29 (d)	1,621,595	1,613,487
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	381,059
CENT Trust
Series 2023-CITY, Class A
6.939% (1 Month SOFR + 2.62%), due 9/15/38 (a)(d)	1,337,000	1,339,498
Commercial Mortgage Trust
Series 2024-WCL1, Class A
6.16% (1 Month SOFR + 1.841%), due 6/15/41 (a)(d)	1,646,171	1,641,012
CONE Trust (a)(d)
Series 2024-DFW1, Class A
5.961% (1 Month SOFR + 1.642%), due 8/15/41	1,117,000	1,108,620
Series 2024-DFW1, Class B
6.61% (1 Month SOFR + 2.291%), due 8/15/41	821,377	815,215
DATA Mortgage Trust
Series 2024-CTR2, Class A
5.299%, due 5/10/46 (a)(j)	445,544	444,073
Extended Stay America Trust
Series 2021-ESH, Class A
5.513% (1 Month SOFR + 1.194%), due 7/15/38 (a)(d)	467,721	467,283

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust
Series 2023-K511, Class C
5.635%, due 11/25/28 (a)(j)	$ 350,000	$ 320,780
GS Mortgage Securities Corp. Trust
Series 2025-800D, Class A
6.97% (1 Month SOFR + 2.65%), due 11/18/29 (a)(d)	2,359,000	2,359,000
GWT
Series 2024-WLF2, Class A
6.01% (1 Month SOFR + 1.691%), due 5/15/41 (a)(d)	1,936,000	1,935,395
Hudsons Bay Simon JV Trust (a)
Series 2015-HB7, Class A7
3.914%, due 8/5/34	184,037	181,951
Series 2015-HB10, Class A10
4.155%, due 8/5/34	1,236,485	1,218,116
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A
5.62% (1 Month SOFR + 1.30%), due 3/15/42 (a)(d)	1,491,000	1,481,681
LBA Trust
Series 2024-BOLT, Class A
5.91% (1 Month SOFR + 1.591%), due 6/15/39 (a)(d)	1,294,627	1,291,390
LEX Mortgage Trust
Series 2024-BBG, Class A
4.874%, due 10/13/33 (a)(j)	394,000	390,533
Life Mortgage Trust (a)(d)
Series 2021-BMR, Class C
5.533% (1 Month SOFR + 1.214%), due 3/15/38	646,800	639,928
Series 2022-BMR2, Class A1
5.614% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,192,674
Series 2022-BMR2, Class B
6.113% (1 Month SOFR + 1.794%), due 5/15/39	357,000	326,655
MHC Commercial Mortgage Trust (a)(d)
Series 2021-MHC, Class A
5.234% (1 Month SOFR + 0.915%), due 4/15/38	506,655	505,389
Series 2021-MHC, Class C
5.784% (1 Month SOFR + 1.465%), due 4/15/38	751,130	749,252
NCMF Trust
Series 2022-MFP, Class A
6.061% (1 Month SOFR + 1.742%), due 3/15/39 (a)(d)	639,000	637,042
NRTH Mortgage Trust
Series 2024-PARK, Class A
5.96% (1 Month SOFR + 1.641%), due 3/15/39 (a)(d)	2,293,000	2,291,438
OPEN Trust
Series 2023-AIR, Class C
9.555% (1 Month SOFR + 5.236%), due 11/15/40 (a)(d)	265,390	266,053
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class A
5.51% (1 Month SOFR + 1.20%), due 3/15/35 (a)(d)	1,986,000	1,973,576

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A
5.861% (1 Month SOFR + 1.542%), due 11/15/34 (a)(d)	$ 1,848,000	$ 1,849,702
SMRT
Series 2022-MINI, Class A
5.32% (1 Month SOFR + 1.00%), due 1/15/39 (a)(d)	1,975,000	1,960,188
SREIT Trust
Series 2021-MFP, Class A
5.164% (1 Month SOFR + 0.845%), due 11/15/38 (a)(d)	119,776	119,027
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.762% (1 Month SOFR + 1.443%), due 3/15/42 (a)(d)	1,753,000	1,733,259
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A
5.603% (1 Month SOFR + 1.293%), due 4/15/42 (a)(d)	562,000	560,948
Trust (The)
Series 2023-MIC, Class A
8.437%, due 12/5/38 (a)(j)	933,823	1,015,613
TYSN Mortgage Trust
Series 2023-CRNR, Class A
6.58%, due 12/10/33 (a)(j)	1,489,099	1,562,765
VASA Trust
Series 2021-VASA, Class A
5.334% (1 Month SOFR + 1.014%), due 7/15/39 (a)(d)	525,000	509,393
Wells Fargo Commercial Mortgage Trust (a)
Series 2025-VTT, Class A
5.27%, due 3/15/38 (b)	2,029,000	2,024,560
Series 2021-SAVE, Class A
5.684% (1 Month SOFR + 1.364%), due 2/15/40 (d)	121,431	121,421
		69,726,161
Whole Loan (Collateralized Mortgage Obligations) 3.2%
A&D Mortgage Trust
Series 2024-NQM5, Class A1
5.699%, due 11/25/69 (a)	1,151,051	1,153,816
ABL
Series 2024-RTL1, Class A1
6.075%, due 9/25/29 (a)(c)	542,000	542,299
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (b)	120,587	114,329
Series 2019-5, Class A1
2.593%, due 10/25/49 (b)	38,690	38,064
Series 2019-6, Class A1
2.62%, due 11/25/59 (b)	429,676	420,901
Series 2024-3, Class A1
4.80%, due 11/26/68 (c)	261,520	259,798

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Angel Oak Mortgage Trust (a)
Series 2024-5, Class A1
4.95%, due 7/25/68 (c)	$ 1,547,918	$ 1,530,897
AOMT
Series 2024-6, Class A1
4.65%, due 11/25/67 (a)(c)	1,710,079	1,681,673
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (b)	593,683	505,163
Series 2021-5, Class AF
5.00% (SOFR 30A + 0.85%), due 11/25/51 (d)	787,789	730,552
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
5.54% (SOFR 30A + 1.20%), due 2/25/50 (a)(d)	782,708	768,387
COLT Mortgage Loan Trust
Series 2020-3, Class A1
1.506%, due 4/27/65 (a)(b)	26,957	26,143
Connecticut Avenue Securities Trust (a)(d)
Series 2024-R05, Class 2M1
5.34% (SOFR 30A + 1.00%), due 7/25/44	296,669	296,213
Series 2024-R01, Class 1M1
5.39% (SOFR 30A + 1.05%), due 1/25/44	476,449	475,432
Series 2025-R01, Class 1M1
5.436% (SOFR 30A + 1.10%), due 1/25/45	314,118	313,430
Series 2024-R04, Class 1M1
5.44% (SOFR 30A + 1.10%), due 5/25/44	427,761	426,967
Series 2024-R03, Class 2M1
5.486% (SOFR 30A + 1.15%), due 3/25/44	316,257	315,794
Series 2025-R02, Class 1M1
5.486% (SOFR 30A + 1.15%), due 2/25/45	604,767	604,273
Series 2023-R08, Class 1M1
5.84% (SOFR 30A + 1.50%), due 10/25/43	488,962	489,348
Series 2021-R03, Class 1M2
5.99% (SOFR 30A + 1.65%), due 12/25/41	664,000	665,641
Series 2023-R06, Class 1M1
6.04% (SOFR 30A + 1.70%), due 7/25/43	516,406	517,900
Series 2022-R05, Class 2M1
6.24% (SOFR 30A + 1.90%), due 4/25/42	272,675	273,758
Series 2023-R07, Class 2M1
6.286% (SOFR 30A + 1.95%), due 9/25/43	246,936	248,339
Series 2023-R04, Class 1M1
6.636% (SOFR 30A + 2.30%), due 5/25/43	664,041	676,209
Series 2022-R09, Class 2M1
6.836% (SOFR 30A + 2.50%), due 9/25/42	690,417	700,559
Series 2022-R02, Class 2M2
7.34% (SOFR 30A + 3.00%), due 1/25/42	706,000	720,048
Series 2022-R05, Class 2M2
7.34% (SOFR 30A + 3.00%), due 4/25/42	521,000	534,266

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(d)
Series 2022-R01, Class 1B1
7.49% (SOFR 30A + 3.15%), due 12/25/41	$ 800,000	$ 818,145
EFMT
Series 2025-CES1, Class A1A
5.726%, due 1/25/60 (a)(c)	791,656	797,753
FHLMC STACR REMIC Trust (a)(d)
Series 2021-DNA7, Class M1
5.19% (SOFR 30A + 0.85%), due 11/25/41	274,569	274,207
Series 2021-HQA4, Class M1
5.29% (SOFR 30A + 0.95%), due 12/25/41	870,944	867,903
Series 2024-DNA3, Class M1
5.34% (SOFR 30A + 1.00%), due 10/25/44	304,968	304,334
Series 2025-DNA1, Class M1
5.39% (SOFR 30A + 1.05%), due 1/25/45	622,561	620,760
Series 2025-HQA1, Class M1
5.49% (SOFR 30A + 1.15%), due 2/25/45	1,447,631	1,445,287
Series 2024-DNA2, Class M1
5.54% (SOFR 30A + 1.20%), due 5/25/44	737,301	737,047
Series 2022-DNA2, Class M1A
5.64% (SOFR 30A + 1.30%), due 2/25/42	118,366	118,402
Series 2021-DNA6, Class M2
5.84% (SOFR 30A + 1.50%), due 10/25/41	309,812	309,908
Series 2023-HQA3, Class M1
6.19% (SOFR 30A + 1.85%), due 11/25/43	470,007	473,822
Series 2022-DNA3, Class M1A
6.34% (SOFR 30A + 2.00%), due 4/25/42	139,700	140,736
Series 2023-HQA2, Class M1A
6.34% (SOFR 30A + 2.00%), due 6/25/43	55,561	55,805
Series 2023-DNA2, Class M1A
6.436% (SOFR 30A + 2.10%), due 4/25/43	289,624	293,554
Series 2021-HQA3, Class M2
6.44% (SOFR 30A + 2.10%), due 9/25/41	337,312	339,211
Series 2022-HQA1, Class M1A
6.44% (SOFR 30A + 2.10%), due 3/25/42	673,806	678,218
Series 2022-HQA3, Class M1A
6.64% (SOFR 30A + 2.30%), due 8/25/42	259,266	263,960
Series 2021-HQA4, Class M2
6.69% (SOFR 30A + 2.35%), due 12/25/41	424,405	428,119
Finance of America Structured Securities Trust
Series 2025-S1, Class A1
3.50%, due 2/25/75 (a)	701,719	666,353
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(b)	670,991	570,945
FNMA
REMIC, Series 2021-R02, Class 2M2
6.34% (SOFR 30A + 2.00%), due 11/25/41 (a)(d)	1,891,000	1,898,091

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
GCAT Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	$ 1,072,538	$ 914,229
Series 2023-INV1, Class A1
6.00%, due 8/25/53	1,188,079	1,195,040
Homeward Opportunities Fund Trust (a)(c)
Series 2025-RRTL1, Class A1
5.476%, due 3/25/40	1,348,000	1,341,476
Series 2024-RRTL2, Class A1
5.989%, due 9/25/39	766,000	768,094
Series 2024-RTL1, Class A1
7.12%, due 7/25/29	1,726,000	1,737,085
LHOME Mortgage Trust (a)(c)
Series 2024-RTL4, Class A1
5.921%, due 7/25/39	1,641,092	1,648,083
Series 2024-RTL3, Class A1
6.90%, due 5/25/29	540,453	546,863
Series 2024-RTL2, Class A1
7.128%, due 3/25/29	421,362	426,414
Series 2022-RTL3, Class A1
8.15%, due 11/25/27	1,036,331	1,043,986
Mello Mortgage Capital Acceptance (a)
Series 2022-INV1, Class A2
3.00%, due 3/25/52 (b)	410,034	348,897
Series 2024-SD1, Class A1
4.00%, due 4/25/54 (c)	540,006	522,258
Series 2021-INV2, Class A11
5.00% (SOFR 30A + 0.95%), due 8/25/51 (d)	576,414	536,919
Series 2021-INV3, Class A11
5.00% (SOFR 30A + 0.95%), due 10/25/51 (d)	723,694	674,292
New Residential Mortgage Loan Trust (a)
Series 2018-2A, Class A1
4.50%, due 2/25/58 (b)	96,005	94,563
Series 2024-NQM2, Class A1
5.117%, due 9/25/64 (b)	1,038,967	1,031,443
Series 2024-RTL2, Class A1
5.443%, due 9/25/39 (c)	627,000	625,370
OBX Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	252,836	215,138
Series 2022-INV1, Class A18
3.00%, due 12/25/51	669,192	565,232
PRET Trust (a)(c)
Series 2025-RPL2, Class A1
4.00%, due 8/25/64	967,000	923,038
Series 2025-RPL1, Class A1
4.00%, due 7/25/69	879,575	844,037

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
PRPM LLC (a)(c)
Series 2024-RCF2, Class A1
3.75%, due 3/25/54	$ 352,264	$ 342,385
Series 2020-4, Class A1
6.61%, due 10/25/25	432,858	432,843
RCKT Mortgage Trust (a)
Series 2021-3, Class A21
5.00% (SOFR 30A + 0.80%), due 7/25/51 (d)	512,071	473,425
Series 2024-CES7, Class A1A
5.158%, due 10/25/44 (c)	1,731,410	1,722,438
Series 2024-CES8, Class A1A
5.49%, due 11/25/44 (c)	1,042,073	1,041,850
Series 2025-CES2, Class A1A
5.503%, due 2/25/55 (c)	1,147,352	1,148,025
Series 2025-CES3, Class A1A
5.553%, due 3/25/55 (c)	508,000	508,723
Series 2024-CES9, Class A1A
5.582%, due 12/25/44 (c)	904,365	907,171
Series 2025-CES1, Class A1A
5.653%, due 1/25/45 (c)	400,220	401,699
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (c)	1,399,142	1,403,799
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (b)	345,501	347,651
Saluda Grade Alternative Mortgage Trust (a)
Series 2024-CES1, Class A1
6.306%, due 3/25/54 (b)	541,399	545,305
Series 2024-RTL6, Class A1
7.439%, due 7/25/30 (c)	1,239,333	1,247,312
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
4.75%, due 9/25/60 (a)(b)	197,839	195,694
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (j)	146,382	126,968
Series 2020-2, Class A19
3.50%, due 3/25/50 (b)	49,665	44,353
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1
5.524%, due 2/25/40 (a)(c)	510,000	510,789
UWM Mortgage Trust
Series 2021-INV1, Class A9
5.00% (SOFR 30A + 0.90%), due 8/25/51 (a)(d)	693,323	643,982
		55,179,628
Total Mortgage-Backed Securities (Cost $127,454,604)		126,926,800

	Principal Amount	Value
U.S. Government & Federal Agencies 12.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.3%
FHLMC Gold Pools, 30 Year
4.00%, due 9/1/48	$ 87,848	$ 82,889
FHLMC Gold Pools, Other
4.50%, due 5/1/44	240,982	234,161
4.50%, due 3/1/50	364,926	343,529
UMBS Pool, 15 Year
2.50%, due 12/1/33	526,358	504,020
2.50%, due 11/1/34	99,832	93,371
2.50%, due 11/1/34	146,798	137,154
2.50%, due 6/1/37	1,361,349	1,267,664
3.00%, due 5/1/31	413,179	401,421
3.00%, due 9/1/32	108,127	104,361
3.00%, due 10/1/32	39,450	38,072
3.00%, due 1/1/33	63,548	61,270
3.00%, due 10/1/34	65,507	62,706
3.00%, due 10/1/34	143,210	137,088
UMBS Pool, 30 Year
2.50%, due 8/1/50	55,609	47,203
2.50%, due 8/1/50	21,053	17,947
2.50%, due 9/1/50	96,799	82,529
2.50%, due 5/1/51	594,603	500,152
2.50%, due 6/1/51	1,042,051	881,389
2.50%, due 8/1/51	147,172	123,692
2.50%, due 9/1/51	1,988,057	1,673,890
2.50%, due 10/1/51	2,413,196	2,030,287
2.50%, due 11/1/51	763,516	646,891
2.50%, due 1/1/52	136,642	116,039
2.50%, due 1/1/52	210,828	179,116
2.50%, due 2/1/52	325,665	274,812
2.50%, due 2/1/52	11,457	9,618
2.50%, due 3/1/52	52,368	44,187
2.50%, due 3/1/52	1,701,137	1,430,116
2.50%, due 5/1/52	654,959	545,620
2.50%, due 5/1/52	715,953	602,468
3.00%, due 8/1/49	37,921	32,942
3.00%, due 12/1/49	41,971	36,915
3.00%, due 12/1/49	98,206	86,376
3.00%, due 2/1/52	180,074	157,262
3.00%, due 2/1/52	115,176	101,317
3.00%, due 3/1/52	169,998	149,590
3.00%, due 6/1/52	1,411,829	1,233,591
3.00%, due 6/1/52	67,257	59,297
3.00%, due 6/1/52	1,980,901	1,731,927
3.50%, due 7/1/46	73,383	67,305
3.50%, due 12/1/47	570,068	524,540
3.50%, due 2/1/48	131,842	120,809
3.50%, due 3/1/50	2,929	2,670
3.50%, due 4/1/52	43,147	39,532

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
3.50%, due 4/1/52	$ 49,550	$ 45,096
3.50%, due 4/1/52	177,224	162,124
3.50%, due 4/1/52	171,441	155,891
3.50%, due 4/1/52	164,368	150,685
3.50%, due 6/1/52	353,463	325,840
4.00%, due 3/1/47	20,789	19,687
4.00%, due 3/1/48	83,495	79,328
4.00%, due 4/1/48	1,570	1,479
4.00%, due 4/1/48	146,438	138,990
4.00%, due 5/1/48	302,396	285,179
4.00%, due 11/1/48	26,815	25,260
4.00%, due 12/1/48	327,441	308,509
4.00%, due 3/1/50	322,020	303,205
4.50%, due 3/1/48	98,860	95,780
4.50%, due 12/1/48	134,524	131,276
4.50%, due 6/1/49	24,001	23,381
4.50%, due 7/1/49	183,281	177,862
4.50%, due 7/1/49	30,807	29,839
4.50%, due 8/1/49	169,032	163,895
4.50%, due 1/1/50	29,613	28,677
4.50%, due 1/1/50	115,322	111,990
4.50%, due 9/1/50	929,857	903,056
4.50%, due 3/1/52	17,317	16,598
5.00%, due 9/1/48	8,100	8,101
5.00%, due 10/1/52	21,855	21,608
5.00%, due 10/1/52	694,955	687,097
5.00%, due 1/1/53	35,255	34,797
5.00%, due 1/1/53	40,467	40,009
5.00%, due 3/1/53	146,033	144,137
5.00%, due 3/1/53	140,757	138,870
5.00%, due 4/1/53	161,507	159,680
5.00%, due 5/1/53	351,803	347,676
5.00%, due 5/1/53	201,191	198,831
5.00%, due 5/1/53	39,011	38,527
5.00%, due 6/1/53	55,852	55,197
5.00%, due 6/1/53	52,741	51,801
5.00%, due 6/1/53	138,858	136,384
5.00%, due 6/1/53	111,080	109,102
5.00%, due 6/1/53	129,897	127,583
5.00%, due 5/1/54	242,268	238,855
5.00%, due 10/1/54	614,770	606,109
5.50%, due 9/1/52	403,128	406,841
5.50%, due 10/1/52	24,656	24,812
5.50%, due 5/1/53	290,083	293,898
5.50%, due 5/1/53	29,568	29,930
5.50%, due 6/1/53	71,119	71,991
5.50%, due 6/1/53	110,162	110,350

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
5.50%, due 6/1/53	$ 78,742	$ 78,710
5.50%, due 6/1/53	134,208	134,437
5.50%, due 6/1/53	104,396	104,762
5.50%, due 7/1/53	253,540	253,776
5.50%, due 7/1/53	389,239	394,007
5.50%, due 7/1/53	224,761	227,515
5.50%, due 9/1/53	371,203	379,345
5.50%, due 3/1/54	437,231	443,448
5.50%, due 4/1/54	259,971	264,925
5.50%, due 9/1/54	1,678,063	1,695,410
5.50%, due 12/1/54	2,862,855	2,863,379
6.00%, due 4/1/40	255,484	266,390
6.00%, due 9/1/53	2,935,965	3,015,047
6.00%, due 9/1/53	2,215,395	2,299,668
6.00%, due 10/1/53	1,553,673	1,588,728
6.50%, due 11/1/53	979,709	1,034,369
		39,827,464
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.1%
FNMA, Other
2.50%, due 3/1/62	3,500,344	2,830,836
2.50%, due 3/1/62	2,163,139	1,779,637
3.00%, due 2/1/43	10,878	9,797
3.00%, due 5/1/43	58,386	52,583
3.00%, due 2/1/57	694,688	605,666
3.00%, due 6/1/57	10,919	9,414
3.50%, due 8/1/56	840,399	752,006
4.50%, due 6/1/45	93,256	90,616
4.50%, due 7/1/50	834,806	785,229
5.00%, due 7/1/44	151,858	151,878
UMBS, 15 Year
2.50%, due 11/1/34	143,314	133,897
2.50%, due 12/1/36	1,165,654	1,088,015
3.00%, due 10/1/34	57,710	55,180
3.00%, due 11/1/34	13,281	12,713
3.00%, due 12/1/34	13,608	13,026
UMBS, 30 Year
2.00%, due 7/1/51	192,247	153,634
2.50%, due 8/1/50	100,024	84,887
2.50%, due 8/1/50	3,367,076	2,850,315
2.50%, due 1/1/52	696,691	588,059
2.50%, due 2/1/52	3,316,496	2,787,339
2.50%, due 2/1/52	3,180,376	2,675,982
2.50%, due 2/1/52	1,678,194	1,405,847
2.50%, due 3/1/52	506,930	428,451
2.50%, due 3/1/52	1,384,814	1,168,562
2.50%, due 3/1/52	39,620	33,647

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.50%, due 3/1/52	$ 102,960	$ 86,875
2.50%, due 3/1/52	92,814	78,342
2.50%, due 3/1/52	1,367,852	1,154,153
2.50%, due 3/1/52	123,055	103,840
2.50%, due 3/1/52	1,319,342	1,109,441
2.50%, due 5/1/52	3,433,040	2,889,084
3.00%, due 1/1/43	38,351	34,493
3.00%, due 3/1/47	350,725	311,098
3.00%, due 8/1/49	137,435	119,388
3.00%, due 9/1/49	644,661	566,725
3.00%, due 9/1/49	31,213	27,861
3.00%, due 7/1/50	1,048,083	918,171
3.00%, due 2/1/52	73,879	64,689
3.00%, due 2/1/52	557,150	487,823
3.00%, due 3/1/52	619,856	543,969
3.00%, due 4/1/52	542,250	477,074
3.00%, due 4/1/52	473,123	415,971
3.00%, due 4/1/52	1,161,060	1,019,054
3.00%, due 6/1/52	720,950	626,383
3.00%, due 6/1/52	76,935	67,376
3.00%, due 6/1/52	5,819,402	5,056,082
3.00%, due 7/1/52	779,857	682,953
3.00%, due 7/1/52	330,446	289,387
3.50%, due 8/1/47	56,487	52,458
3.50%, due 12/1/47	16,998	15,785
3.50%, due 12/1/47	21,372	19,820
3.50%, due 1/1/48	147,122	134,953
3.50%, due 3/1/48	28,969	26,902
3.50%, due 1/1/52	153,328	141,050
3.50%, due 2/1/52	405,329	372,898
3.50%, due 3/1/52	2,424,039	2,224,660
3.50%, due 3/1/52	275,292	253,285
3.50%, due 4/1/52	84,262	76,645
3.50%, due 4/1/52	244,157	222,137
3.50%, due 4/1/52	453,208	414,489
3.50%, due 4/1/52	79,820	73,170
3.50%, due 4/1/52	148,374	135,706
3.50%, due 4/1/52	343,608	314,928
3.50%, due 5/1/52	254,657	232,910
3.50%, due 6/1/52	1,492,066	1,369,429
3.50%, due 6/1/52	854,869	786,591
3.50%, due 7/1/52	222,094	203,812
3.50%, due 7/1/52	74,767	68,796
3.50%, due 8/1/52	151,840	139,341
4.00%, due 5/1/45	37,743	35,587
4.00%, due 1/1/48	325,912	309,531
4.00%, due 1/1/48	563,856	534,885

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 3/1/48	$ 97,665	$ 92,829
4.00%, due 11/1/48	299,155	281,811
4.00%, due 12/1/48	44,649	42,061
4.00%, due 3/1/49	144,981	136,578
4.00%, due 4/1/50	120,584	113,506
4.00%, due 8/1/50	101,680	95,752
4.00%, due 3/1/51	23,534	22,166
4.00%, due 5/1/52	515,388	485,431
4.50%, due 11/1/42	43,317	42,720
4.50%, due 10/1/44	131,038	128,273
4.50%, due 3/1/45	213,157	208,591
4.50%, due 3/1/48	107,046	104,235
4.50%, due 8/1/48	58,774	56,935
4.50%, due 6/1/49	17,706	17,178
4.50%, due 8/1/49	27,433	26,593
4.50%, due 1/1/50	38,463	37,184
4.50%, due 10/1/50	616,319	598,462
4.50%, due 12/1/50	838,532	812,573
4.50%, due 4/1/52	20,642	19,770
4.50%, due 4/1/52	40,385	38,686
4.50%, due 4/1/52	70,454	67,525
4.50%, due 4/1/52	77,146	74,317
4.50%, due 4/1/52	32,052	30,720
4.50%, due 4/1/52	36,697	35,173
4.50%, due 5/1/52	111,837	107,192
4.50%, due 7/1/52	398,011	381,375
4.50%, due 7/1/53	405,041	394,945
4.50%, due 8/1/53	331,359	322,893
5.00%, due 5/1/48	88,297	88,236
5.00%, due 10/1/52	158,244	156,455
5.00%, due 10/1/52	354,660	350,651
5.00%, due 1/1/53	205,356	203,035
5.00%, due 1/1/53	69,916	69,008
5.00%, due 2/1/53	85,109	84,146
5.00%, due 3/1/53	51,173	50,487
5.00%, due 4/1/53	99,403	98,112
5.00%, due 5/1/53	50,773	50,114
5.00%, due 6/1/53	72,225	71,377
5.00%, due 6/1/53	61,288	60,492
5.00%, due 8/1/53	60,251	59,519
5.00%, due 7/1/54	2,308,355	2,275,836
5.50%, due 3/1/53	14,911	15,074
5.50%, due 4/1/53	7,576	7,658
5.50%, due 5/1/53	7,209	7,297
5.50%, due 5/1/53	13,939	14,092
5.50%, due 6/1/53	30,222	30,592
5.50%, due 6/1/53	1,864,992	1,887,836

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.50%, due 7/1/53	$ 86,661	$ 87,723
5.50%, due 7/1/53	46,658	47,229
5.50%, due 7/1/53	3,949,519	3,982,342
5.50%, due 9/1/53	3,163,527	3,198,526
5.50%, due 11/1/53	523,717	534,704
5.50%, due 3/1/54	963,458	980,894
5.50%, due 3/1/54	2,661,873	2,661,536
5.50%, due 10/1/54	464,066	469,741
5.50%, due 12/1/54	1,784,911	1,784,686
6.00%, due 2/1/37	16,246	16,942
6.00%, due 1/1/54	1,275,444	1,323,950
6.00%, due 3/1/54	1,125,720	1,168,535
UMBS, Single Family, 30 Year TBA (k)
2.50%, due 4/25/55	9,800,000	8,148,071
3.00%, due 4/25/55	539,730	467,710
3.50%, due 4/25/55	1,989,694	1,794,309
5.50%, due 4/25/55	4,239,152	4,233,517
6.00%, due 4/25/55	692,561	703,394
		87,796,516
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.3%
GNMA I, 30 Year
4.00%, due 1/15/45	316,020	303,374
4.50%, due 8/15/46	362,276	353,853
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	252,900	239,438
4.00%, due 8/15/47	31,824	30,299
4.00%, due 11/15/47	16,451	15,726
4.00%, due 12/15/47	56,890	53,831
GNMA II, 30 Year
2.50%, due 1/20/52	1,879,792	1,578,811
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	2,227,273	1,900,659
2.50%, due 4/15/55 TBA (k)	5,291,214	4,512,570
3.00%, due 11/20/46	1,752,415	1,573,150
3.00%, due 4/20/51	1,687,359	1,496,238
3.00%, due 7/20/51	1,140,505	1,010,722
3.00%, due 8/20/51	2,615,328	2,317,718
3.50%, due 5/20/49	2,322,396	2,142,913
4.00%, due 8/20/47	13,273	12,476
4.00%, due 8/20/47	41,116	38,575
4.00%, due 8/20/47	12,851	12,068
4.00%, due 6/20/48	155,060	146,372
4.00%, due 4/15/55 TBA (k)	3,120,650	2,921,072
4.50%, due 2/20/48	31,460	30,643
4.50%, due 5/20/48	24,340	23,411
4.50%, due 5/20/48	63,869	61,563

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, Single Family, 30 Year
5.00%, due 8/20/48	$ 178,483	$ 177,935
5.00%, due 4/15/55 TBA (k)	1,144,836	1,125,994
		22,079,411
United States Treasury Bonds 2.8%
U.S. Treasury Bonds
4.50%, due 11/15/54	14,804,400	14,586,960
4.75%, due 2/15/45	33,995,000	34,616,471
		49,203,431
United States Treasury Notes 0.8%
U.S. Treasury Notes
3.875%, due 3/15/28	522,000	521,918
4.00%, due 2/28/30	11,106,800	11,131,964
4.125%, due 2/29/32	668,000	669,774
4.625%, due 2/15/35	770,400	795,920
		13,119,576
Total U.S. Government & Federal Agencies (Cost $214,155,584)		212,026,398
Total Long-Term Bonds (Cost $670,716,367)		668,757,827

	Shares

Common Stocks 60.3%
Aerospace & Defense 1.2%
GE Aerospace	70,265	14,063,540
Howmet Aerospace, Inc.	55,985	7,262,934
		21,326,474
Banks 1.3%
JPMorgan Chase & Co.	94,725	23,236,043
Beverages 0.9%
Constellation Brands, Inc., Class A	40,397	7,413,657
Monster Beverage Corp. (l)	145,105	8,491,545
		15,905,202
Biotechnology 1.8%
AbbVie, Inc.	60,561	12,688,741
Amgen, Inc.	27,794	8,659,221
Vertex Pharmaceuticals, Inc. (l)	20,204	9,795,303
		31,143,265
Broadline Retail 2.9%
Amazon.com, Inc. (l)	259,191	49,313,680

	Shares	Value
Common Stocks
Building Products 0.6%
Trane Technologies plc	29,444	$ 9,920,272
Capital Markets 3.0%
Charles Schwab Corp. (The)	80,092	6,269,602
CME Group, Inc.	38,399	10,186,871
Goldman Sachs Group, Inc. (The)	18,826	10,284,455
Intercontinental Exchange, Inc.	46,045	7,942,762
Moody's Corp.	11,455	5,334,479
Morgan Stanley	98,003	11,434,010
		51,452,179
Chemicals 0.4%
Corteva, Inc.	96,496	6,072,493
Communications Equipment 0.4%
Motorola Solutions, Inc.	16,663	7,295,228
Consumer Finance 1.6%
American Express Co.	100,224	26,965,267
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale Corp.	11,362	10,745,952
Electrical Equipment 0.6%
Eaton Corp. plc	36,744	9,988,122
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	134,319	8,809,983
Entertainment 1.9%
Netflix, Inc. (l)	17,490	16,309,950
Walt Disney Co. (The)	162,743	16,062,734
		32,372,684
Financial Services 2.5%
Mastercard, Inc., Class A	79,904	43,796,981
Ground Transportation 0.8%
Uber Technologies, Inc. (l)	93,225	6,792,373
Union Pacific Corp.	25,729	6,078,219
		12,870,592
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	73,244	9,715,817
Intuitive Surgical, Inc. (l)	10,879	5,388,042

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Stryker Corp.	30,015	$ 11,173,084
		26,276,943
Health Care Providers & Services 1.9%
HCA Healthcare, Inc.	28,045	9,690,950
UnitedHealth Group, Inc.	42,953	22,496,634
		32,187,584
Hotels, Restaurants & Leisure 3.0%
Booking Holdings, Inc.	3,772	17,377,264
Chipotle Mexican Grill, Inc. (l)	164,924	8,280,834
Hilton Worldwide Holdings, Inc.	42,273	9,619,221
McDonald's Corp.	25,632	8,006,668
Royal Caribbean Cruises Ltd.	43,824	9,003,203
		52,287,190
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp.	30,292	3,557,492
Industrial REITs 0.4%
Prologis, Inc.	60,042	6,712,095
Insurance 2.2%
Marsh & McLennan Cos., Inc.	39,390	9,612,342
Progressive Corp. (The)	100,415	28,418,449
		38,030,791
Interactive Media & Services 4.7%
Alphabet, Inc., Class C	292,660	45,722,272
Meta Platforms, Inc., Class A	60,472	34,853,642
		80,575,914
IT Services 0.7%
Accenture plc, Class A	38,742	12,089,054
Life Sciences Tools & Services 1.2%
Danaher Corp.	52,685	10,800,425
Thermo Fisher Scientific, Inc.	21,287	10,592,411
		21,392,836
Machinery 0.5%
Deere & Co.	17,827	8,367,102
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp.	93,130	15,579,718
ConocoPhillips	95,297	10,008,091
		25,587,809

	Shares	Value
Common Stocks
Pharmaceuticals 2.6%
Eli Lilly & Co.	29,485	$ 24,351,956
Johnson & Johnson	83,389	13,829,232
Zoetis, Inc.	40,058	6,595,550
		44,776,738
Professional Services 0.4%
Automatic Data Processing, Inc.	24,480	7,479,374
Semiconductors & Semiconductor Equipment 6.9%
Broadcom, Inc.	133,515	22,354,416
KLA Corp.	16,531	11,237,774
Lam Research Corp.	128,007	9,306,109
NVIDIA Corp.	707,904	76,722,636
		119,620,935
Software 6.9%
Adobe, Inc. (l)	24,517	9,403,005
Cadence Design Systems, Inc. (l)	28,876	7,344,033
Intuit, Inc.	17,237	10,583,346
Microsoft Corp.	202,573	76,043,878
Oracle Corp.	61,412	8,586,012
ServiceNow, Inc. (l)	9,508	7,569,699
		119,529,973
Specialized REITs 0.2%
Equinix, Inc.	3,068	2,501,494
Specialty Retail 1.2%
Home Depot, Inc. (The)	35,692	13,080,761
TJX Cos., Inc. (The)	67,758	8,252,924
		21,333,685
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	227,195	50,466,825
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	118,629	7,530,569
Total Common Stocks (Cost $657,519,648)		1,041,518,820
Short-Term Investments 2.8%
Affiliated Investment Company 2.6%
NYLI U.S. Government Liquidity Fund, 4.164% (m)	44,835,956	44,835,956
Unaffiliated Investment Companies 0.2%
BlackRock Liquidity FedFund, 4.343% (m)(n)	1,000,000	1,000,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
Invesco Government & Agency Portfolio, 4.376% (m)(n)	1,433,060	$ 1,433,060
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.368% (m)(n)	1,000,000	1,000,000
		3,433,060
Total Short-Term Investments (Cost $48,269,016)		48,269,016
Total Investments (Cost $1,376,505,031)	101.8%	1,758,545,663
Other Assets, Less Liabilities	(1.8)	(30,325,076)
Net Assets	100.0%	$ 1,728,220,587

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2025.
(c)	Step coupon—Rate shown was the rate in effect as of March 31, 2025.
(d)	Floating rate—Rate shown was the rate in effect as of March 31, 2025.
(e)	Illiquid security—As of March 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $326,793, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(f)	Restricted security.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2025.
(h)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $3,325,433. The Portfolio received cash collateral with a value of $3,433,060.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2025.
(k)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2025, the total net market value was $23,906,637, which represented 1.4% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(l)	Non-income producing security.
(m)	Current yield as of March 31, 2025.
(n)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 43,450	$ 79,056	$ (77,670)	$ —	$ —	$ 44,836	$ 472	$ —	44,836

Futures Contracts
As of March 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	332	June 2025	$ 68,581,624	$ 68,781,063	$ 199,439
U.S. Treasury 5 Year Notes	1,310	June 2025	140,912,046	141,684,687	772,641
U.S. Treasury Long Bonds	77	June 2025	9,038,003	9,030,656	(7,347)
U.S. Treasury Ultra Bonds	117	June 2025	14,216,020	14,303,250	87,230
Total Long Contracts					1,051,963
Short Contracts
U.S. Treasury 10 Year Notes	(63)	June 2025	(6,973,907)	(7,006,781)	(32,874)
U.S. Treasury 10 Year Ultra Bonds	(102)	June 2025	(11,514,232)	(11,640,750)	(126,518)
Total Short Contracts					(159,392)
Net Unrealized Appreciation					$ 892,571

1.	As of March 31, 2025, cash in the amount of $2,790,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 81,927,891	$ —	$ 81,927,891
Corporate Bonds	—	236,732,567	—	236,732,567
Foreign Government Bond	—	571,743	—	571,743
Loan Assignments	—	10,572,428	—	10,572,428
Mortgage-Backed Securities	—	126,926,800	—	126,926,800
U.S. Government & Federal Agencies	—	212,026,398	—	212,026,398
Total Long-Term Bonds	—	668,757,827	—	668,757,827
Common Stocks	1,041,518,820	—	—	1,041,518,820
Short-Term Investments
Affiliated Investment Company	44,835,956	—	—	44,835,956
Unaffiliated Investment Companies	3,433,060	—	—	3,433,060
Total Short-Term Investments	48,269,016	—	—	48,269,016
Total Investments in Securities	1,089,787,836	668,757,827	—	1,758,545,663
Other Financial Instruments
Futures Contracts (b)	1,059,310	—	—	1,059,310
Total Investments in Securities and Other Financial Instruments	$ 1,090,847,146	$ 668,757,827	$ —	$ 1,759,604,973
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (166,739)	$ —	$ —	$ (166,739)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Dimensional U.S. Equity Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	20,122	$ 8,988,699
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	39,239	4,315,898
Beverages 2.4%
Coca-Cola Co. (The)	45,533	3,261,073
PepsiCo, Inc.	123,459	18,511,443
		21,772,516
Biotechnology 5.7%
AbbVie, Inc.	118,785	24,887,833
Amgen, Inc.	49,947	15,560,988
Gilead Sciences, Inc.	106,503	11,933,661
		52,382,482
Building Products 0.5%
Advanced Drainage Systems, Inc.	16,679	1,812,173
Lennox International, Inc.	5,680	3,185,515
		4,997,688
Capital Markets 2.5%
Ameriprise Financial, Inc.	20,147	9,753,364
LPL Financial Holdings, Inc.	18,250	5,970,305
Moody's Corp.	14,993	6,982,090
		22,705,759
Chemicals 0.9%
Sherwin-Williams Co. (The)	24,375	8,511,506
Commercial Services & Supplies 0.8%
Waste Management, Inc.	33,556	7,768,550
Communications Equipment 0.7%
Motorola Solutions, Inc.	13,664	5,982,236
Consumer Finance 0.3%
American Express Co.	10,482	2,820,182
Consumer Staples Distribution & Retail 5.2%
Costco Wholesale Corp.	28,797	27,235,627
Kroger Co. (The)	134,423	9,099,093
Sysco Corp.	96,212	7,219,748
Target Corp.	44,327	4,625,966
		48,180,434

	Shares	Value
Common Stocks
Distributors 0.1%
Pool Corp.	4,203	$ 1,338,025
Electric Utilities 0.5%
NRG Energy, Inc.	44,150	4,214,559
Electrical Equipment 0.5%
Vertiv Holdings Co., Class A	64,570	4,661,954
Electronic Equipment, Instruments & Components 0.5%
CDW Corp.	27,434	4,396,573
Energy Equipment & Services 0.3%
Halliburton Co.	96,977	2,460,307
Entertainment 0.1%
Warner Music Group Corp., Class A	28,804	903,005
Financial Services 9.0%
Corpay, Inc. (a)	14,792	5,158,266
Equitable Holdings, Inc.	65,046	3,388,246
Mastercard, Inc., Class A	53,398	29,268,512
Visa, Inc., Class A	129,713	45,459,218
		83,274,242
Food Products 0.3%
Hershey Co. (The)	15,728	2,689,960
Kellanova	3,138	258,853
		2,948,813
Ground Transportation 1.4%
Union Pacific Corp.	56,138	13,262,041
Health Care Equipment & Supplies 0.7%
IDEXX Laboratories, Inc. (a)	14,816	6,221,979
Health Care Providers & Services 1.3%
Cencora, Inc.	34,888	9,702,004
DaVita, Inc. (a)	17,709	2,708,946
		12,410,950
Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill, Inc. (a)	117,005	5,874,821
Darden Restaurants, Inc.	24,982	5,190,260
Expedia Group, Inc.	28,986	4,872,547
Las Vegas Sands Corp.	70,784	2,734,386

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	34,290	$ 7,044,538
		25,716,552
Household Durables 0.0% ‡
NVR, Inc. (a)	11	79,688
Household Products 1.7%
Clorox Co. (The)	9,797	1,442,608
Colgate-Palmolive Co.	61,239	5,738,094
Kimberly-Clark Corp.	62,025	8,821,196
		16,001,898
Independent Power and Renewable Electricity Producers 1.0%
Vistra Corp.	76,336	8,964,900
Insurance 0.3%
Aon plc, Class A	1,082	431,815
Travelers Cos., Inc. (The)	8,784	2,323,017
		2,754,832
Interactive Media & Services 1.7%
Meta Platforms, Inc., Class A	27,417	15,802,062
IT Services 3.1%
Gartner, Inc. (a)	11,933	5,008,757
GoDaddy, Inc., Class A (a)	21,446	3,863,282
International Business Machines Corp.	79,522	19,773,941
		28,645,980
Life Sciences Tools & Services 0.7%
Medpace Holdings, Inc. (a)	6,072	1,850,078
Waters Corp. (a)	12,184	4,490,657
		6,340,735
Machinery 2.9%
Caterpillar, Inc.	47,167	15,555,677
Deere & Co.	8,814	4,136,851
Illinois Tool Works, Inc.	26,741	6,632,035
		26,324,563
Media 0.2%
Charter Communications, Inc., Class A (a)	5,662	2,086,617
Metals & Mining 0.1%
Southern Copper Corp.	9,618	898,898

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 3.7%
Cheniere Energy, Inc.	47,091	$ 10,896,858
Devon Energy Corp.	138,848	5,192,915
Hess Corp.	57,130	9,125,375
Targa Resources Corp.	45,505	9,122,387
		34,337,535
Passenger Airlines 0.5%
Delta Air Lines, Inc.	115,158	5,020,889
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	124,097	7,568,676
Eli Lilly & Co.	50,804	41,959,531
Johnson & Johnson	31,571	5,235,735
Merck & Co., Inc.	63,082	5,662,240
Zoetis, Inc.	43,909	7,229,617
		67,655,799
Professional Services 3.1%
Automatic Data Processing, Inc.	34,391	10,507,482
Booz Allen Hamilton Holding Corp.	24,711	2,584,277
Paychex, Inc.	62,976	9,715,937
Verisk Analytics, Inc.	20,439	6,083,055
		28,890,751
Semiconductors & Semiconductor Equipment 7.7%
KLA Corp.	13,761	9,354,728
Lam Research Corp.	105,722	7,685,989
Microchip Technology, Inc.	13,075	632,961
NVIDIA Corp.	443,467	48,062,953
NXP Semiconductors NV	28,163	5,352,660
		71,089,291
Software 10.6%
Adobe, Inc. (a)	35,470	13,603,809
AppLovin Corp., Class A (a)	53,076	14,063,548
Autodesk, Inc. (a)	17,757	4,648,783
Manhattan Associates, Inc. (a)	10,032	1,735,937
Microsoft Corp.	115,691	43,429,244
Oracle Corp.	144,668	20,226,033
		97,707,354
Specialty Retail 7.6%
Best Buy Co., Inc.	49,732	3,660,772
Burlington Stores, Inc. (a)	13,978	3,331,377
Dick's Sporting Goods, Inc.	12,725	2,564,851
Home Depot, Inc. (The)	66,928	24,528,443
Ross Stores, Inc.	66,207	8,460,593
TJX Cos., Inc. (The)	118,947	14,487,745
Tractor Supply Co.	122,815	6,767,106

	Shares	Value
Common Stocks
Specialty Retail
Ulta Beauty, Inc. (a)	6,169	$ 2,261,185
Williams-Sonoma, Inc.	25,274	3,995,819
		70,057,891
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	229,070	50,883,319
NetApp, Inc.	38,537	3,385,090
		54,268,409
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica, Inc. (a)	14,633	4,142,017
NIKE, Inc., Class B	44,537	2,827,209
		6,969,226
Trading Companies & Distributors 1.8%
United Rentals, Inc.	11,962	7,496,586
WW Grainger, Inc.	9,339	9,225,344
		16,721,930
Total Common Stocks (Cost $774,776,395)		910,854,198
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	4,176,322	4,176,322
Total Short-Term Investment (Cost $4,176,322)		4,176,322
Total Investments (Cost $778,952,717)	99.2%	915,030,520
Other Assets, Less Liabilities	0.8	7,351,685
Net Assets	100.0%	$ 922,382,205

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 812	$ 18,617	$ (15,253)	$ —	$ —	$ 4,176	$ 25	$ —	4,176

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 910,854,198	$ —	$ —	$ 910,854,198
Short-Term Investment
Affiliated Investment Company	4,176,322	—	—	4,176,322
Total Investments in Securities	$ 915,030,520	$ —	$ —	$ 915,030,520

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MacKay Convertible Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Principal Amount	Value
Convertible Securities 86.8%
Convertible Bonds 78.5%
Automobile Components 1.1%
Patrick Industries, Inc.
1.75%, due 12/1/28	$ 12,453,000	$ 17,463,776
Automobiles 1.5%
Ford Motor Co.
(zero coupon), due 3/15/26	15,962,000	15,666,703
Rivian Automotive, Inc.
4.625%, due 3/15/29	8,137,000	7,959,003
		23,625,706
Beverages 0.6%
MGP Ingredients, Inc.
1.875%, due 11/15/41	10,298,000	9,765,260
Biotechnology 7.0%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,744,000	6,628,576
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27	16,585,000	15,660,386
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	13,325,000	12,012,488
Exact Sciences Corp.
1.75%, due 4/15/31 (a)	17,847,000	15,376,663
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	18,801,000	24,090,254
Ionis Pharmaceuticals, Inc.
1.75%, due 6/15/28	15,349,000	14,923,694
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	12,041,000	19,587,697
		108,279,758
Broadline Retail 1.1%
Etsy, Inc.
0.125%, due 10/1/26	17,222,000	16,597,703
Commercial Services & Supplies 2.0%
Tetra Tech, Inc.
2.25%, due 8/15/28	30,569,000	31,609,874
Communications Equipment 0.9%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	14,515,000	13,448,148

	Principal Amount	Value
Convertible Bonds
Consumer Finance 0.4%
Upstart Holdings, Inc.
1.00%, due 11/15/30 (a)	$ 6,305,000	$ 5,548,400
Consumer Staples Distribution & Retail 1.4%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	15,164,000	21,108,034
Electric Utilities 4.1%
NRG Energy, Inc.
2.75%, due 6/1/48	14,817,000	34,529,102
PG&E Corp.
4.25%, due 12/1/27	28,204,000	29,868,036
		64,397,138
Electronic Equipment, Instruments & Components 2.4%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	19,979,000	20,522,377
OSI Systems, Inc.
2.25%, due 8/1/29 (a)	13,671,000	16,673,928
		37,196,305
Energy Equipment & Services 0.8%
Oil States International, Inc.
4.75%, due 4/1/26	13,362,000	13,094,760
Entertainment 3.1%
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	14,461,000	17,606,267
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (a)(b)	14,525,000	15,069,688
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	14,595,000	15,167,300
		47,843,255
Financial Services 2.8%
Affirm Holdings, Inc.
0.75%, due 12/15/29 (a)	11,989,000	10,622,254
Global Payments, Inc.
1.50%, due 3/1/31	13,765,000	13,035,455
Shift4 Payments, Inc.
0.50%, due 8/1/27	19,960,000	20,249,420
		43,907,129
Food Products 2.1%
Post Holdings, Inc.
2.50%, due 8/15/27	27,478,000	32,822,471

	Principal Amount	Value
Convertible Bonds
Ground Transportation 1.5%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	$ 18,821,000	$ 22,999,262
Health Care Equipment & Supplies 8.7%
CONMED Corp.
2.25%, due 6/15/27	13,799,000	12,991,758
Haemonetics Corp.
(zero coupon), due 3/1/26	9,354,000	8,974,267
Integer Holdings Corp.
1.875%, due 3/15/30 (a)	26,747,000	27,094,711
iRhythm Technologies, Inc.
1.50%, due 9/1/29	9,105,000	9,501,068
Lantheus Holdings, Inc.
2.625%, due 12/15/27	25,213,000	35,644,879
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (a)	25,905,000	35,295,562
TransMedics Group, Inc.
1.50%, due 6/1/28	4,961,000	5,335,804
		134,838,049
Health Care REITs 1.6%
Welltower OP LLC
3.125%, due 7/15/29 (a)	19,279,000	25,303,687
Health Care Technology 0.5%
Teladoc Health, Inc.
1.25%, due 6/1/27 (b)	7,689,000	7,081,566
Hotels, Restaurants & Leisure 4.2%
Carnival Corp.
5.75%, due 12/1/27	14,392,000	24,049,032
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,488,000	9,393,120
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,758,000	2,723,525
NCL Corp. Ltd.
1.125%, due 2/15/27	23,229,000	22,601,817
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	1,645,000	6,805,776
		65,573,270
Household Durables 1.0%
Meritage Homes Corp.
1.75%, due 5/15/28 (a)	15,293,000	14,979,494

	Principal Amount	Value
Convertible Bonds
Household Products 0.5%
Spectrum Brands, Inc.
3.375%, due 6/1/29 (a)	$ 8,174,000	$ 7,785,288
Interactive Media & Services 1.1%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	13,160,000	12,642,993
Snap, Inc.
0.50%, due 5/1/30 (a)	5,295,000	4,392,203
		17,035,196
IT Services 3.6%
Akamai Technologies, Inc.
0.375%, due 9/1/27	19,295,000	18,856,038
Cloudflare, Inc.
(zero coupon), due 8/15/26	15,081,000	15,167,716
Okta, Inc.
0.125%, due 9/1/25	7,194,000	7,075,299
Snowflake, Inc.
(zero coupon), due 10/1/27 (a)	12,819,000	14,870,040
		55,969,093
Machinery 0.7%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	10,515,341
Media 0.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (a)	9,771,000	9,805,199
Oil, Gas & Consumable Fuels 2.9%
Kosmos Energy Ltd.
3.125%, due 3/15/30	16,764,000	12,902,671
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	13,890,000	14,689,370
Permian Resources Operating LLC
3.25%, due 4/1/28	7,345,000	17,880,553
		45,472,594
Pharmaceuticals 1.4%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29	10,231,000	9,124,932
Jazz Investments I Ltd.
2.00%, due 6/15/26	12,830,000	13,327,163
		22,452,095
Professional Services 0.7%
Parsons Corp.
2.625%, due 3/1/29	10,921,000	10,937,382

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment 3.0%
Impinj, Inc.
1.125%, due 5/15/27	$ 4,870,000	$ 5,546,930
MKS Instruments, Inc.
1.25%, due 6/1/30 (a)	16,357,000	14,754,014
ON Semiconductor Corp.
0.50%, due 3/1/29	24,345,000	21,059,642
Synaptics, Inc.
0.75%, due 12/1/31 (a)	4,850,000	4,583,250
		45,943,836
Software 12.5%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,445,000	3,333,038
BILL Holdings, Inc.
(zero coupon), due 4/1/30 (a)	14,520,000	11,862,840
Datadog, Inc.
(zero coupon), due 12/1/29 (a)	14,635,000	12,783,673
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	11,930,307
Five9, Inc.
1.00%, due 3/15/29	6,540,000	5,601,510
Guidewire Software, Inc.
1.25%, due 11/1/29 (a)	12,490,000	13,039,560
Nice Ltd.
(zero coupon), due 9/15/25	26,187,000	25,623,979
Nutanix, Inc.
0.25%, due 10/1/27	18,104,000	24,177,892
Palo Alto Networks, Inc.
0.375%, due 6/1/25	3,235,000	11,100,903
Progress Software Corp.
3.50%, due 3/1/30	10,229,000	10,791,595
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	3,070,490
Rapid7, Inc.
1.25%, due 3/15/29	6,375,000	5,486,901
Tyler Technologies, Inc.
0.25%, due 3/15/26	15,238,000	18,642,868
Unity Software, Inc.
(zero coupon), due 3/15/30 (a)	11,474,000	10,395,444
Vertex, Inc.
0.75%, due 5/1/29 (a)	5,627,000	6,713,714
Workiva, Inc.
1.25%, due 8/15/28	8,290,000	7,732,498
Zscaler, Inc.
0.125%, due 7/1/25	9,088,000	12,068,864
		194,356,076

	Principal Amount	Value
Convertible Bonds
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	$ 10,100,000	$ 13,362,300
Technology Hardware, Storage & Peripherals 1.8%
Seagate HDD Cayman
3.50%, due 6/1/28	15,180,000	18,305,182
Western Digital Corp.
3.00%, due 11/15/28	7,380,000	9,509,130
		27,814,312
Total Convertible Bonds (Cost $1,159,604,553)		1,218,931,757

	Shares

Convertible Preferred Stocks 8.3%
Aerospace & Defense 1.0%
Boeing Co. (The)
6.00%	249,400	14,921,602
Banks 1.9%
Bank of America Corp.
Series L
7.25% (c)	11,636	14,365,457
Wells Fargo & Co.
Series L
7.50% (c)	12,264	14,726,611
		29,092,068
Capital Markets 0.6%
Ares Management Corp.
Series B
6.75%	199,650	9,625,127
Electric Utilities 1.2%
NextEra Energy, Inc.
6.926%	480,000	19,502,400
Financial Services 1.4%
Apollo Global Management, Inc.
6.75%	308,350	22,537,301
Machinery 0.6%
Chart Industries, Inc.
Series B
6.75%	172,700	9,458,779

	Shares	Value
Convertible Preferred Stocks
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc.
7.50% (d)	247,350	$ 12,449,125
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co.
7.625%	252,600	12,059,124
Total Convertible Preferred Stocks (Cost $126,467,501)		129,645,526
Total Convertible Securities (Cost $1,286,072,054)		1,348,577,283
Common Stock 0.6%
Life Sciences Tools & Services 0.6%
Danaher Corp.	40,239	8,248,995
Total Common Stock (Cost $10,242,200)		8,248,995
Short-Term Investments 12.7%
Affiliated Investment Company 12.6%
NYLI U.S. Government Liquidity Fund, 4.164% (e)(f)	196,256,558	196,256,558
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.376% (f)(g)	882,740	882,740
Total Short-Term Investments (Cost $197,139,298)		197,139,298
Total Investments (Cost $1,493,453,552)	100.1%	1,553,965,576
Other Assets, Less Liabilities	(0.1)	(797,662)
Net Assets	100.0%	$ 1,553,167,914

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $865,351. The Portfolio received cash collateral with a value of $882,740.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	As of March 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's's share class.
(f)	Current yield as of March 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 37,190	$ 244,985	$ (85,918)	$ —	$ —	$ 196,257	$ 627	$ —	196,257
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,218,931,757	$ —	$ 1,218,931,757
Convertible Preferred Stocks	129,645,526	—	—	129,645,526
Total Convertible Securities	129,645,526	1,218,931,757	—	1,348,577,283
Common Stock	8,248,995	—	—	8,248,995
Short-Term Investments
Affiliated Investment Company	196,256,558	—	—	196,256,558
Unaffiliated Investment Company	882,740	—	—	882,740
Total Short-Term Investments	197,139,298	—	—	197,139,298
Total Investments in Securities	$ 335,033,819	$ 1,218,931,757	$ —	$ 1,553,965,576

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.8%
Corporate Bonds 8.7%
Commercial Services 5.0%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 886,227
Cornell University
4.835%, due 6/15/34	1,000,000	989,891
Duke University
3.199%, due 10/1/38	2,000,000	1,650,993
Emory University
Series 2020
2.143%, due 9/1/30	3,250,000	2,866,953
Johns Hopkins University
Series A
4.705%, due 7/1/32	2,436,000	2,441,167
Northwestern University
4.94%, due 12/1/35	1,000,000	997,036
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	2,000,000	707,884
(zero coupon), due 2/15/49	2,000,000	307,341
Trustees of Princeton University (The)
5.70%, due 3/1/39	1,000,000	1,067,900
		11,915,392
Healthcare-Services 3.7%
Ascension Health
Series B
2.532%, due 11/15/29	2,370,000	2,178,696
CommonSpirit Health
5.205%, due 12/1/31	1,000,000	1,006,105
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	1,500,000	1,534,061
Orlando Health Obligated Group
5.475%, due 10/1/35	1,000,000	1,020,105
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	1,055,000	903,947
UC Health LLC
Series 2025
5.858%, due 8/1/35	2,000,000	2,025,922
		8,668,836
Total Corporate Bonds (Cost $20,517,319)		20,584,228

	Principal Amount	Value
Municipal Bonds 89.1%
Arizona 1.0%
City of Phoenix Civic Improvement Corp., Water System Revenue Bonds, Junior Lien
Series C
1.939%, due 7/1/30	$ 2,775,000	$ 2,468,273
California 16.9%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AGM-CR AMBAC
(zero coupon), due 10/1/31	1,000,000	730,912
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	1,000,000	688,804
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	3,000,000	1,942,116
Series C, Insured: BHAC-CR NATL-RE
6.60%, due 10/1/29	2,000,000	2,123,866
Antelope Valley Community College District Unlimited General Obligation
2.321%, due 8/1/34	2,000,000	1,643,993
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AGM
5.447%, due 6/1/34	2,180,000	2,213,061
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	1,000,000	841,235
City of Los Angeles, Department of Airports Revenue Bonds, Senior Lien
Series C
3.887%, due 5/15/38	1,360,000	1,205,351
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/32	1,000,000	1,048,868
City of San Francisco, Public Utilities Commission Water Revenue Bonds
Series A
2.803%, due 11/1/31	2,065,000	1,870,502
Series B
6.00%, due 11/1/40	1,415,000	1,471,642
County of Santa Clara, Election of 2016 Unlimited General Obligation
Series C
4.85%, due 8/1/34	2,000,000	2,015,055

	Principal Amount	Value
Municipal Bonds
California
Los Angeles Department of Water & Power, Power System Revenue Bonds
Series D
6.574%, due 7/1/45	$ 1,250,000	$ 1,323,818
Palomar Community College District Unlimited General Obligation
2.173%, due 8/1/33	2,145,000	1,782,954
2.323%, due 8/1/34	1,000,000	820,809
Pasadena Unified School District Unlimited General Obligation
Insured: AGM
2.881%, due 5/1/37	2,000,000	1,669,751
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.349%, due 5/1/33	1,276,616	1,065,425
San Diego Community College District Unlimited General Obligation
Series A-2
5.75%, due 8/1/30	1,000,000	1,065,362
San Diego County Water Authority, Sustainable Bond Revenue Bonds
Series A
1.531%, due 5/1/30	2,000,000	1,743,825
San Mateo County Community College District Unlimited General Obligation
2.919%, due 9/1/45	1,000,000	709,721
State of California Unlimited General Obligation
5.10%, due 9/1/35	1,000,000	1,017,243
5.15%, due 9/1/34	500,000	512,939
7.55%, due 4/1/39	2,440,000	2,954,658
State of California, Various Purpose Unlimited General Obligation
7.50%, due 4/1/34	2,500,000	2,894,765
University of California Revenue Bonds
Series BG
1.614%, due 5/15/30	4,250,000	3,719,026
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	1,000,000	708,550
		39,784,251

	Principal Amount	Value
Municipal Bonds
Colorado 1.9%
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	$ 1,985,000	$ 2,088,405
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,000,000	1,057,323
Metro Wastewater Reclamation District Revenue Bonds
Series B
2.813%, due 4/1/32	1,500,000	1,358,238
		4,503,966
Connecticut 2.2%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	1,500,000	1,530,485
State of Connecticut Unlimited General Obligation
Series A
4.648%, due 5/15/33	1,500,000	1,500,726
Series A
4.846%, due 5/1/33	2,000,000	2,027,882
		5,059,093
District of Columbia 0.7%
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	1,500,000	1,757,611
Florida 0.6%
Sumter Landing Community Development District Revenue Bonds
Insured: AGC
4.981%, due 10/1/31	1,395,000	1,422,945
Georgia 0.4%
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	1,000,000	1,031,344

	Principal Amount	Value
Municipal Bonds
Hawaii 2.6%
State of Hawaii Unlimited General Obligation
Series FZ
1.695%, due 8/1/32	$ 4,500,000	$ 3,712,884
Series FZ
2.245%, due 8/1/38	1,000,000	734,033
Series GE
2.80%, due 10/1/38	1,000,000	784,815
Series GN
4.936%, due 10/1/37	1,000,000	999,371
		6,231,103
Idaho 1.8%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.376%, due 9/1/32	1,000,000	1,045,363
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	2,000,000	2,093,589
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	1,000,000	1,055,368
		4,194,320
Illinois 9.0%
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.346%, due 1/1/30	3,785,000	3,452,268
Illinois Housing Development Authority (b) Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	1,000,000	1,010,939
Series B, Insured: GNMA / FNMA / FHLMC
5.279%, due 4/1/35	1,000,000	1,011,138
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	1,000,000	1,011,311
Illinois Municipal Electric Agency Revenue Bonds
Series C
6.832%, due 2/1/35	1,160,000	1,234,227
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B
3.057%, due 1/1/34	4,000,000	3,469,228

	Principal Amount	Value
Municipal Bonds
Illinois
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B
4.847%, due 1/1/31	$ 1,000,000	$ 1,009,202
State of Illinois Revenue Bonds
4.62%, due 6/15/38	1,866,667	1,820,962
State of Illinois Unlimited General Obligation
Series A
5.277%, due 5/1/31	4,000,000	4,134,722
Series 3
6.725%, due 4/1/35	2,961,538	3,106,766
		21,260,763
Indiana 0.9%
Evansville Waterworks District Revenue Bonds
Insured: BAM
2.458%, due 1/1/32	2,400,000	2,105,900
Iowa 0.4%
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	1,000,000	987,119
Louisiana 0.4%
Louisiana Energy & Power Authority Revenue Bonds
Series A, Insured: AGM
2.332%, due 6/1/32	1,060,000	899,870
Maryland 0.2%
City of Baltimore, Water Utility Revenue Bonds
Series B
2.864%, due 7/1/43	500,000	359,279
Massachusetts 5.2%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.67%, due 11/1/31	1,920,000	1,621,219
Series D
2.663%, due 9/1/39	2,918,915	2,389,507

	Principal Amount	Value
Municipal Bonds
Massachusetts
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	$ 3,000,000	$ 2,939,878
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	2,250,000	2,298,300
Massachusetts School Building Authority Revenue Bonds
Series B
1.753%, due 8/15/30	3,225,000	2,890,205
		12,139,109
Michigan 1.1%
Great Lakes Water Authority, Sewage Disposal System Revenue Bonds, Senior Lien
Series A
2.515%, due 7/1/35	3,170,000	2,620,525
Minnesota 0.9%
Minnesota Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	1,000,000	1,052,417
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	1,000,000	1,059,252
		2,111,669
Mississippi 1.6%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	2,000,000	1,691,678
Series A
1.732%, due 11/1/32	2,500,000	2,067,390
		3,759,068
Missouri 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds
Series B
1.344%, due 10/1/25	1,325,000	1,306,499

	Principal Amount	Value
Municipal Bonds
Nebraska 0.5%
University of Nebraska Facilities Corp. (The) Revenue Bonds
Series A
2.815%, due 10/1/34	$ 1,310,000	$ 1,119,738
Nevada 0.5%
Nevada Housing Division Revenue Bonds, Senior Lien
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/55	1,000,000	1,058,508
New Hampshire 1.1%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	1,500,000	1,554,342
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	1,000,000	984,749
		2,539,091
New Jersey 2.7%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	2,500,000	2,373,584
New Jersey Turnpike Authority Revenue Bonds
Series B
1.483%, due 1/1/28	1,040,000	964,587
Rutgers The State University of New Jersey Revenue Bonds
Series S
2.093%, due 5/1/33	2,510,000	2,068,598
Series R
2.449%, due 5/1/26	1,000,000	980,902
		6,387,671
New York 8.8%
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	4,000,000	3,430,861
City of New York Unlimited General Obligation
Series D-1
5.114%, due 10/1/54	1,250,000	1,213,910

	Principal Amount	Value
Municipal Bonds
New York
Metropolitan Transportation Authority Revenue Bonds
Series C
7.336%, due 11/15/39	$ 1,000,000	$ 1,182,224
New York City Housing Development Corp., 8 Spruce Street Project Revenue Bonds
Class A
5.458%, due 12/15/31	1,250,000	1,279,312
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.40%, due 11/1/32	4,500,000	3,860,406
Series F-2
3.05%, due 5/1/27	1,020,000	997,395
Series G-2
4.91%, due 5/1/32	1,000,000	1,018,333
Series G-3
5.01%, due 5/1/34	1,500,000	1,525,135
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	2,115,000	2,268,333
New York State Dormitory Authority, State of New York Personal Income Tax Revenue Bonds
Series C
2.202%, due 3/15/34	2,620,000	2,144,743
New York State Dormitory Authority, State University of New York Dormitory Facilities Revenue Bonds
Series B
3.142%, due 7/1/43	1,000,000	806,811
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	1,000,000	1,058,178
		20,785,641
Ohio 4.8%
City of Cleveland, Airport System Revenue Bonds
Series A
2.592%, due 1/1/26	1,000,000	986,857
City of Columbus Unlimited General Obligation
Series C
4.778%, due 8/15/32	1,000,000	1,021,802
Series C
4.928%, due 8/15/35	1,000,000	1,019,475

	Principal Amount	Value
Municipal Bonds
Ohio
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	$ 1,000,000	$ 1,021,103
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	2,240,000	2,229,798
Series B
4.532%, due 1/1/35	300,000	296,487
Northeast Ohio Regional Sewer District Revenue Bonds
1.777%, due 11/15/31	1,080,000	922,443
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Senior Lien
Series A
2.731%, due 2/15/35	1,000,000	839,591
State of Ohio, Common Schools Unlimited General Obligation
Series A
1.73%, due 9/15/31	2,500,000	2,142,288
Upper Arlington City School District Unlimited General Obligation
Series A
2.525%, due 12/1/34	1,000,000	826,854
		11,306,698
Oklahoma 1.2%
Oklahoma Municipal Power Authority Revenue Bonds
Series B, Insured: AGM
2.501%, due 1/1/35	3,460,000	2,817,982
Oregon 2.9%
Oregon State Lottery Revenue Bonds
Series B, Insured: Moral Obligation
5.093%, due 4/1/34	2,000,000	2,044,813
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	1,000,000	845,677
Port of Morrow, Bonneville Power Administration Revenue Bonds
3.371%, due 9/1/25	1,305,000	1,300,052
3.521%, due 9/1/27	1,380,000	1,363,208
4.839%, due 9/1/31	1,250,000	1,280,945
		6,834,695

	Principal Amount	Value
Municipal Bonds
Pennsylvania 1.4%
Commonwealth Financing Authority Revenue Bonds
Series C
3.058%, due 6/1/34	$ 1,535,000	$ 1,352,544
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AGC
5.362%, due 11/1/37	1,000,000	1,015,789
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds
Series B
5.848%, due 12/1/37	1,000,000	1,042,391
		3,410,724
Rhode Island 0.5%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity Revenue Bonds
Series 85-T, Insured: GNMA
6.25%, due 10/1/53	1,000,000	1,058,650
South Carolina 1.4%
South Carolina Public Service Authority Revenue Bonds
Series E, Insured: BAM
4.551%, due 12/1/30	1,000,000	993,996
Series C
5.01%, due 12/1/32	1,000,000	1,012,745
Series C, Insured: AGM
5.247%, due 12/1/35	1,245,000	1,270,160
		3,276,901
Tennessee 1.7%
City of Memphis Unlimited General Obligation
Series B
2.948%, due 4/1/25	3,000,000	3,000,000
Metropolitan Government of Nashville & Davidson County Unlimited General Obligation
Series B
5.707%, due 7/1/34	1,000,000	1,024,469
		4,024,469
Texas 10.0%
City of Houston Limited General Obligation
Series B
1.568%, due 3/1/29	1,500,000	1,359,099

	Principal Amount	Value
Municipal Bonds
Texas
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series E
3.973%, due 11/15/31	$ 2,000,000	$ 1,939,624
City of San Antonio Limited General Obligation
1.643%, due 2/1/30	2,000,000	1,778,720
5.635%, due 2/1/26	1,000,000	1,002,044
Denton Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.677%, due 8/15/32	1,760,000	1,452,403
Frisco Community Development Corp., Sales Tax Revenue Bonds
4.93%, due 2/15/35	1,000,000	1,018,023
Keller Independent School District Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/31	3,800,000	3,934,229
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	2,910,000	2,523,829
State of Texas Transportation Commission, Highway Improvement Unlimited General Obligation
3.211%, due 4/1/44	1,000,000	813,069
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AGM
2.901%, due 9/1/35	1,000,000	822,805
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Revenue Bonds
Series A-1
5.102%, due 4/1/35	5,209,210	5,282,081
Texas Public Finance Authority, Texas Facilities Commission Revenue Bonds
2.417%, due 2/1/39	1,000,000	734,812
Texas State University System Revenue Bonds
Series B
3.289%, due 3/15/40	1,000,000	839,369
		23,500,107
U.S. Virgin Islands 0.4%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AGM
6.85%, due 7/1/35	1,000,000	1,056,258

	Principal Amount	Value
Municipal Bonds
Utah 1.2%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	$ 1,000,000	$ 907,174
Utah Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55 (b)	1,000,000	1,070,037
Utah Transit Authority Revenue Bonds
1.783%, due 12/15/30	1,000,000	869,318
		2,846,529
Washington 1.1%
County of King Limited General Obligation
Series C
2.26%, due 12/1/33	3,000,000	2,524,801
West Virginia 0.5%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A-1
8.25%, due 3/1/35	1,000,000	1,071,514
Total Municipal Bonds (Cost $205,898,596)		209,622,684
Total Long-Term Bonds (Cost $226,415,915)		230,206,912
Short-Term Investment 3.3%
Unaffiliated Investment Company 3.3%
Dreyfus Government Cash Management - Institutional Shares, 4.231% (c)(d)	7,792,658	7,792,658
Total Short-Term Investment (Cost $7,792,658)		7,792,658
Total Investments (Cost $234,208,573)	101.1%	237,999,570
Other Assets, Less Liabilities	(1.1)	(2,614,248)
Net Assets	100.0%	$ 235,385,322

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.

(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2025.
(d)	Current yield as of March 31, 2025.
Futures Contracts
As of March 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(61)	June 2025	$ (6,939,866)	$ (6,961,625)	$ (21,759)

1.	As of March 31, 2025, cash in the amount of $155,550 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 20,584,228	$ —	$ 20,584,228
Municipal Bonds	—	209,622,684	—	209,622,684
Total Long-Term Bonds	—	230,206,912	—	230,206,912
Short-Term Investment
Unaffiliated Investment Company	7,792,658	—	—	7,792,658
Total Investments in Securities	$ 7,792,658	$ 230,206,912	$ —	$ 237,999,570
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (21,759)	$ —	$ —	$ (21,759)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Wellington Growth Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.2%
Aerospace & Defense 1.6%
GE Aerospace	48,605	$ 9,728,291
Automobiles 2.6%
Tesla, Inc. (a)	59,708	15,473,925
Biotechnology 1.2%
Vertex Pharmaceuticals, Inc. (a)	14,729	7,140,914
Broadline Retail 6.5%
Amazon.com, Inc. (a)	200,990	38,240,357
Capital Markets 8.0%
Ares Management Corp.	38,847	5,695,359
Goldman Sachs Group, Inc. (The)	5,519	3,014,974
KKR & Co., Inc.	74,424	8,604,159
MSCI, Inc.	2,923	1,652,956
Nasdaq, Inc.	57,403	4,354,591
S&P Global, Inc.	28,816	14,641,410
Tradeweb Markets, Inc., Class A	62,178	9,230,946
		47,194,395
Commercial Services & Supplies 2.0%
Copart, Inc. (a)	129,447	7,325,406
Waste Connections, Inc.	22,186	4,330,485
		11,655,891
Communications Equipment 0.7%
Arista Networks, Inc. (a)	52,054	4,033,144
Consumer Finance 1.0%
American Express Co.	22,717	6,112,009
Electrical Equipment 0.8%
GE Vernova, Inc.	14,819	4,523,944
Entertainment 5.4%
Netflix, Inc. (a)	22,968	21,418,349
Spotify Technology SA (a)	18,930	10,412,068
		31,830,417
Financial Services 5.3%
Corpay, Inc. (a)	3,227	1,125,319
Mastercard, Inc., Class A	44,342	24,304,737
Visa, Inc., Class A	17,425	6,106,766
		31,536,822

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 2.7%
Boston Scientific Corp. (a)	62,721	$ 6,327,295
Intuitive Surgical, Inc. (a)	7,437	3,683,323
Stryker Corp.	16,088	5,988,758
		15,999,376
Health Care Providers & Services 0.4%
UnitedHealth Group, Inc.	4,482	2,347,448
Health Care REITs 2.3%
Welltower, Inc.	87,567	13,416,140
Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc. (a)	89,224	4,479,937
DraftKings, Inc., Class A (a)	84,492	2,805,979
Hilton Worldwide Holdings, Inc.	26,288	5,981,835
		13,267,751
Interactive Media & Services 9.6%
Alphabet, Inc., Class C	182,471	28,507,444
Meta Platforms, Inc., Class A	49,399	28,471,608
		56,979,052
IT Services 2.1%
Gartner, Inc. (a)	16,724	7,019,732
Shopify, Inc., Class A (a)	54,502	5,203,851
		12,223,583
Pharmaceuticals 4.4%
Eli Lilly & Co.	31,210	25,776,651
Professional Services 1.0%
TransUnion	69,554	5,772,286
Semiconductors & Semiconductor Equipment 16.4%
ARM Holdings plc, ADR (a)(b)	14,137	1,509,690
ASML Holding NV (Registered), ADR	8,491	5,626,391
Broadcom, Inc.	135,471	22,681,910
KLA Corp.	10,193	6,929,202
Monolithic Power Systems, Inc.	11,351	6,583,353
NVIDIA Corp.	494,608	53,605,615
		96,936,161
Software 11.4%
HubSpot, Inc. (a)	11,680	6,672,667
Microsoft Corp.	132,379	49,693,753
Salesforce, Inc.	20,814	5,585,645

	Shares	Value
Common Stocks
Software
ServiceNow, Inc. (a)	7,259	$ 5,779,180
		67,731,245
Specialized REITs 1.0%
Equinix, Inc.	7,544	6,151,000
Specialty Retail 3.5%
O'Reilly Automotive, Inc. (a)	5,776	8,274,582
TJX Cos., Inc. (The)	104,115	12,681,207
		20,955,789
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	135,817	30,169,030
Total Common Stocks (Cost $463,969,928)		575,195,621
Short-Term Investments 3.1%
Affiliated Investment Company 2.8%
NYLI U.S. Government Liquidity Fund, 4.164% (c)	16,680,537	16,680,537
Unaffiliated Investment Company 0.3%
Invesco Government & Agency Portfolio, 4.376% (c)(d)	1,440,130	1,440,130
Total Short-Term Investments (Cost $18,120,667)		18,120,667
Total Investments (Cost $482,090,595)	100.3%	593,316,288
Other Assets, Less Liabilities	(0.3)	(1,939,800)
Net Assets	100.0%	$ 591,376,488

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $1,358,582. The Portfolio received cash collateral with a value of $1,440,130.
(c)	Current yield as of March 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,999	$ 39,997	$ (26,315)	$ —	$ —	$ 16,681	$ 112	$ —	16,681
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 575,195,621	$ —	$ —	$ 575,195,621
Short-Term Investments
Affiliated Investment Company	16,680,537	—	—	16,680,537
Unaffiliated Investment Company	1,440,130	—	—	1,440,130
Total Short-Term Investments	18,120,667	—	—	18,120,667
Total Investments in Securities	$ 593,316,288	$ —	$ —	$ 593,316,288

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.7%
Convertible Bonds 0.5%
Energy-Alternate Sources 0.1%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 2,525,000	$ 2,413,900
Media 0.2%
Cable One, Inc.
(zero coupon), due 3/15/26	1,570,000	1,491,500
1.125%, due 3/15/28	4,150,000	3,304,522
		4,796,022
Oil & Gas 0.2%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	392,000	5,155,922
Total Convertible Bonds (Cost $7,891,268)		12,365,844
Corporate Bonds 87.1%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc.
7.75%, due 4/15/28 (a)	3,750,000	3,223,279
Lamar Media Corp.
3.625%, due 1/15/31	8,750,000	7,820,441
3.75%, due 2/15/28	5,320,000	5,062,237
4.00%, due 2/15/30	6,750,000	6,251,595
4.875%, due 1/15/29	2,570,000	2,498,944
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	1,000,000	927,373
5.00%, due 8/15/27	6,070,000	5,965,893
		31,749,762
Aerospace & Defense 2.5%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	1,500,000	1,524,239
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	2,100,000	2,047,689
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	5,587,000	5,573,591
TransDigm, Inc.
4.625%, due 1/15/29	5,180,000	4,918,267
4.875%, due 5/1/29	4,155,000	3,946,601
5.50%, due 11/15/27	1,000,000	988,698
6.00%, due 1/15/33 (a)	8,750,000	8,611,202
6.375%, due 3/1/29 (a)	18,105,000	18,289,580
6.625%, due 3/1/32 (a)	6,730,000	6,815,769
6.75%, due 8/15/28 (a)	6,760,000	6,858,723

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
6.875%, due 12/15/30 (a)	$ 3,800,000	$ 3,882,821
7.125%, due 12/1/31 (a)	2,900,000	2,983,630
		66,440,810
Agriculture 0.1%
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	1,500,000	1,490,909
Airlines 0.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,306,250	1,302,678
5.75%, due 4/20/29	3,750,000	3,669,306
		4,971,984
Auto Manufacturers 0.6%
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	12,500,000	12,845,975
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	4,150,000	3,958,521
		16,804,496
Auto Parts & Equipment 2.1%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	1,000,000	1,002,037
7.50%, due 2/15/33	1,100,000	1,029,934
8.25%, due 4/15/31	1,300,000	1,259,657
Clarios Global LP
6.75%, due 2/15/30 (a)	750,000	757,148
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	4,840,000	4,783,907
IHO Verwaltungs GmbH (a)(c)
6.375% (6.38% Cash or 7.13% PIK), due 5/15/29	11,645,000	11,220,124
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	8,750,000	8,622,167
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	3,740,000	3,644,680
Phinia, Inc. (a)
6.625%, due 10/15/32	3,250,000	3,187,410
6.75%, due 4/15/29	3,060,000	3,098,446
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	8,975,000	7,066,076
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,095,000	5,813,071
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	1,000,000	950,230
6.875%, due 4/14/28	1,650,000	1,620,467
7.125%, due 4/14/30	1,750,000	1,684,658
		55,740,012

	Principal Amount	Value
Corporate Bonds
Banks 0.1%
Walker & Dunlop, Inc.
6.625%, due 4/1/33 (a)	$ 1,300,000	$ 1,296,750
Building Materials 1.8%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	3,000,000	3,008,735
EMRLD Borrower LP (a)
6.625%, due 12/15/30	7,650,000	7,653,390
6.75%, due 7/15/31	2,825,000	2,843,368
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,011,000	7,780,448
Knife River Corp.
7.75%, due 5/1/31 (a)	3,765,000	3,920,020
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	1,725,000	1,667,283
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	12,945,000	13,027,201
6.75%, due 3/1/33	4,700,000	4,678,615
Standard Building Solutions, Inc.
6.50%, due 8/15/32 (a)	2,950,000	2,949,124
		47,528,184
Chemicals 3.8%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	9,366,974	4,589,817
10.425% (10.43% Cash or 11.18% PIK), due 9/30/29	4,103,754	3,919,085
Avient Corp. (a)
6.25%, due 11/1/31	1,385,000	1,371,966
7.125%, due 8/1/30	3,405,000	3,472,552
Celanese US Holdings LLC
6.50%, due 4/15/30	970,000	962,999
6.60%, due 11/15/28 (d)	1,000,000	1,031,468
6.629%, due 7/15/32 (d)	2,500,000	2,567,430
6.75%, due 4/15/33	1,000,000	970,742
6.80%, due 11/15/30 (d)	3,250,000	3,368,206
6.95%, due 11/15/33 (d)	2,000,000	2,090,142
Cerdia Finanz GmbH
9.375%, due 10/3/31 (a)	2,605,000	2,665,201
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	9,950,000	9,134,697
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	12,811,050	13,099,299
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	2,045,000	1,762,545
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	5,350,000	5,323,559
7.00%, due 12/1/31	2,650,000	2,762,906
8.50%, due 11/15/28	2,985,000	3,152,313

	Principal Amount	Value
Corporate Bonds
Chemicals
NOVA Chemicals Corp. (a)
9.00%, due 2/15/30	$ 5,075,000	$ 5,461,386
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	1,955,000	1,954,229
9.75%, due 11/15/28	7,825,000	8,124,032
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	5,500,000	5,231,368
6.625%, due 5/1/29	2,365,000	2,269,815
SCIL IV LLC
5.375%, due 11/1/26 (a)	3,700,000	3,639,340
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	9,801,258
WR Grace Holdings LLC
7.375%, due 3/1/31 (a)	1,360,000	1,358,828
		100,085,183
Coal 0.3%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	3,550,000	3,719,988
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	2,055,000	1,902,631
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	1,337,000	1,364,080
		6,986,699
Commercial Services 3.1%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	4,000,000	3,499,410
Belron UK Finance plc
5.75%, due 10/15/29 (a)	3,530,000	3,505,290
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	5,730,000	5,897,763
GEO Group, Inc. (The)
8.625%, due 4/15/29	1,645,000	1,728,153
10.25%, due 4/15/31	3,750,000	4,076,164
Graham Holdings Co.
5.75%, due 6/1/26 (a)	11,107,000	11,105,378
Korn Ferry
4.625%, due 12/15/27 (a)	4,000,000	3,876,977
Matthews International Corp.
8.625%, due 10/1/27 (a)	2,850,000	2,960,036
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29	3,375,000	3,366,729
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,995,000	7,378,791
OT Midco, Inc.
10.00%, due 2/15/30 (a)	5,140,000	4,425,324

	Principal Amount	Value
Corporate Bonds
Commercial Services
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	$ 4,640,000	$ 4,505,736
Service Corp. International
4.00%, due 5/15/31	6,200,000	5,615,461
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	3,175,000	3,223,860
United Rentals North America, Inc.
3.875%, due 2/15/31	3,500,000	3,175,820
4.875%, due 1/15/28	1,000,000	982,925
5.50%, due 5/15/27	500,000	498,207
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	4,020,000	3,896,084
6.625%, due 6/15/29	4,025,000	4,072,151
6.625%, due 4/15/30	2,100,000	2,122,449
7.375%, due 10/1/31	1,500,000	1,544,723
WW International, Inc.
4.50%, due 4/15/29 (a)	2,940,000	738,138
		82,195,569
Computers 0.4%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	5,060,000	4,977,310
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	2,600,000	2,695,070
McAfee Corp.
7.375%, due 2/15/30 (a)	4,060,000	3,593,410
		11,265,790
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	6,780,000	6,276,696
5.50%, due 6/1/28	4,000,000	3,917,352
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	4,580,000	4,506,079
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	10,940,000	9,811,852
5.125%, due 1/15/28	4,895,000	4,811,321
		29,323,300
Distribution & Wholesale 0.7%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	3,860,000	3,761,553
Gates Corp.
6.875%, due 7/1/29 (a)	1,000,000	1,017,324
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	1,495,000	1,490,172
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	1,000,000	1,021,294
7.75%, due 3/15/31	6,565,000	6,870,575

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	$ 3,665,000	$ 3,759,355
		17,920,273
Diversified Financial Services 2.5%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	6,787,000	6,959,614
Aretec Group, Inc. (a)
7.50%, due 4/1/29	4,580,000	4,497,572
10.00%, due 8/15/30	2,750,000	2,952,392
Enact Holdings, Inc.
6.25%, due 5/28/29	1,850,000	1,898,118
Jane Street Group (a)
6.125%, due 11/1/32	8,560,000	8,422,891
7.125%, due 4/30/31	12,500,000	12,841,000
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	6,600,000	6,204,956
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	1,450,000	1,471,923
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,645,000	2,470,730
5.75%, due 9/15/31	1,500,000	1,423,646
6.875%, due 2/15/33	1,880,000	1,868,250
7.125%, due 11/15/30	4,000,000	4,063,860
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	2,400,000	2,408,551
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	9,000,000	9,394,599
		66,878,102
Electric 3.4%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	3,250,000	3,252,111
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	4,050,000	3,925,759
DPL, Inc.
4.125%, due 7/1/25	5,815,000	5,782,687
Edison International
Series A
5.375% (5 Year Treasury Constant Maturity Rate + 4.698%), due 3/9/26 (e)(f)	1,000,000	957,056
Keystone Power Pass-Through Holders LLC
13.00% (12.00% PIK), due 6/1/28 (c)(g)	1,543,454	1,543,454
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	3,331,000	2,933,429
Lightning Power LLC
7.25%, due 8/15/32 (a)	8,700,000	8,957,346
NRG Energy, Inc. (a)
6.00%, due 2/1/33	2,040,000	1,984,587

	Principal Amount	Value
Corporate Bonds
Electric
NRG Energy, Inc. (a)
6.25%, due 11/1/34	$ 1,870,000	$ 1,840,846
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	3,000,000	2,791,088
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,640,318
5.25%, due 7/1/30	3,840,000	3,686,371
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	13,800,000	14,637,688
TransAlta Corp.
7.75%, due 11/15/29	3,300,000	3,426,595
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	2,900,000	2,936,534
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	8,350,000	8,568,586
Vistra Operations Co. LLC (a)
5.00%, due 7/31/27	3,300,000	3,249,015
6.875%, due 4/15/32	2,860,000	2,914,957
XPLR Infrastructure Operating Partners LP (a)
3.875%, due 10/15/26	4,000,000	3,847,421
7.25%, due 1/15/29	1,000,000	983,722
8.375%, due 1/15/31	3,965,000	3,899,124
8.625%, due 3/15/33	3,465,000	3,371,090
		90,129,784
Electrical Components & Equipment 0.6%
EnerSys
6.625%, due 1/15/32 (a)	1,900,000	1,929,416
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	4,060,000	4,107,120
6.375%, due 3/15/33	1,705,000	1,713,607
6.625%, due 3/15/32	4,395,000	4,458,376
7.25%, due 6/15/28	2,500,000	2,535,473
		14,743,992
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	2,575,000	2,484,745
Engineering & Construction 0.8%
Arcosa, Inc.
6.875%, due 8/15/32 (a)	4,225,000	4,283,364
Artera Services LLC
8.50%, due 2/15/31 (a)	4,610,000	4,301,701
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	3,600,000	3,259,894
Railworks Holdings LP
8.25%, due 11/15/28 (a)	1,750,000	1,712,160

	Principal Amount	Value
Corporate Bonds
Engineering & Construction
TopBuild Corp.
4.125%, due 2/15/32 (a)	$ 2,000,000	$ 1,779,158
Weekley Homes LLC
4.875%, due 9/15/28 (a)	5,800,000	5,484,222
		20,820,499
Entertainment 3.9%
Affinity Interactive
6.875%, due 12/15/27 (a)	3,219,000	2,439,410
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,500,000	4,236,625
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	9,050,000	8,451,518
6.50%, due 2/15/32	3,000,000	2,990,272
7.00%, due 2/15/30	3,500,000	3,547,947
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	2,170,000	2,173,162
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	12,847,000	12,480,819
5.50%, due 4/1/27	9,376,000	9,301,699
5.75%, due 4/1/30	6,515,000	6,372,519
6.75%, due 5/1/31	3,340,000	3,366,312
International Game Technology plc
6.25%, due 1/15/27 (a)	5,500,000	5,536,487
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	6,470,000	6,208,809
6.75%, due 2/15/29	2,325,000	2,231,141
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	3,200,000	3,243,814
7.50%, due 9/1/31	4,900,000	5,019,452
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	2,000,000	1,949,674
6.50%, due 5/15/27	6,855,000	6,923,410
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	2,800,000	2,644,729
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	2,000,000	1,877,040
Motion Bondco DAC
6.625%, due 11/15/27 (a)	4,500,000	4,298,670
Motion Finco SARL
8.375%, due 2/15/32 (a)	3,455,000	3,358,591
Rivers Enterprise Borrower LLC
6.625%, due 2/1/33 (a)	3,570,000	3,510,317
		102,162,417
Environmental Control 0.1%
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	2,780,000	2,789,380

	Principal Amount	Value
Corporate Bonds
Food 1.6%
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(c)	$ 6,110,000	$ 6,641,336
Chobani LLC
7.625%, due 7/1/29 (a)	4,785,000	4,916,309
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	5,080,017
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	1,225,000	1,145,544
5.50%, due 10/15/27	1,000,000	990,445
6.125%, due 9/15/32	3,000,000	2,981,884
Post Holdings, Inc. (a)
5.50%, due 12/15/29	1,250,000	1,214,989
6.375%, due 3/1/33	1,350,000	1,327,476
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	10,780,000	9,993,515
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	6,590,000	6,507,598
		40,799,113
Forest Products & Paper 0.8%
Mercer International, Inc.
5.125%, due 2/1/29	15,935,000	13,656,048
12.875%, due 10/1/28 (a)	7,365,000	7,792,899
		21,448,947
Gas 0.1%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(e)	2,825,000	2,786,826
AmeriGas Partners LP
5.875%, due 8/20/26	620,000	615,129
		3,401,955
Hand & Machine Tools 0.5%
Regal Rexnord Corp.
6.05%, due 2/15/26	1,750,000	1,763,248
6.05%, due 4/15/28	1,750,000	1,795,282
6.30%, due 2/15/30	1,550,000	1,612,040
6.40%, due 4/15/33	1,000,000	1,038,045
Werner FinCo. LP (a)
11.50%, due 6/15/28	1,000,000	1,085,054
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	4,575,475	4,689,862
		11,983,531
Healthcare-Products 1.7%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	8,485,000	8,803,188
Hologic, Inc. (a)
3.25%, due 2/15/29	8,500,000	7,840,940
4.625%, due 2/1/28	2,000,000	1,958,145

	Principal Amount	Value
Corporate Bonds
Healthcare-Products
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	$ 4,350,000	$ 4,580,102
Teleflex, Inc.
4.25%, due 6/1/28 (a)	9,615,000	9,170,910
4.625%, due 11/15/27	3,500,000	3,420,113
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	9,237,000	9,380,441
		45,153,839
Healthcare-Services 2.9%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,750,000	1,653,810
5.50%, due 7/1/28	1,850,000	1,800,039
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (a)	2,250,000	1,856,350
DaVita, Inc. (a)
3.75%, due 2/15/31	3,075,000	2,677,177
4.625%, due 6/1/30	4,650,000	4,280,658
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,340,224
4.625%, due 4/1/31	3,875,000	3,631,697
4.75%, due 2/1/30	7,650,000	7,359,853
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	3,600,000	3,273,559
HCA, Inc.
7.50%, due 11/6/33	9,200,000	10,404,170
7.69%, due 6/15/25	1,000,000	1,005,005
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	2,650,000	2,484,082
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,932,304
6.50%, due 5/15/30	2,000,000	2,035,542
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	4,900,000	4,300,368
8.375%, due 2/15/32	4,750,000	4,782,580
10.00%, due 6/1/32	3,070,000	2,928,504
11.00%, due 10/15/30	5,390,000	5,859,518
Tenet Healthcare Corp.
6.75%, due 5/15/31	2,500,000	2,535,717
		77,141,157
Holding Companies-Diversified 0.9%
Benteler International AG
10.50%, due 5/15/28 (a)	9,735,000	10,221,033
Stena International SA (a)
7.25%, due 1/15/31	7,325,000	7,321,615
7.625%, due 2/15/31	6,115,000	6,209,611
		23,752,259

	Principal Amount	Value
Corporate Bonds
Home Builders 1.7%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	$ 4,000,000	$ 3,948,538
Century Communities, Inc.
3.875%, due 8/15/29 (a)	4,370,000	3,937,786
6.75%, due 6/1/27	6,775,000	6,772,271
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	6,945,000	6,856,205
LGI Homes, Inc.
7.00%, due 11/15/32 (a)	1,950,000	1,844,115
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,547,067
4.95%, due 2/1/28	3,000,000	2,911,499
Shea Homes LP
4.75%, due 2/15/28	7,300,000	6,989,026
4.75%, due 4/1/29	1,628,000	1,543,719
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	3,250,000	3,335,569
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	4,000,000	3,955,125
		43,640,920
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,320,000	2,109,225
4.125%, due 4/30/31 (a)	4,323,000	3,868,416
		5,977,641
Housewares 0.9%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	2,425,000	2,212,813
Newell Brands, Inc.
6.375%, due 5/15/30	4,480,000	4,358,288
6.625%, due 5/15/32	2,300,000	2,234,329
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	7,000,000	6,140,352
4.375%, due 2/1/32	4,390,000	3,857,265
4.50%, due 10/15/29	6,400,000	5,967,131
		24,770,178
Insurance 1.2%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	3,000,000	3,040,038
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	4,025,000	3,867,825
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,409,909
HUB International Ltd. (a)
7.25%, due 6/15/30	2,140,000	2,204,213
7.375%, due 1/31/32	1,060,000	1,079,274

	Principal Amount	Value
Corporate Bonds
Insurance
MGIC Investment Corp.
5.25%, due 8/15/28	$ 6,708,000	$ 6,639,164
NMI Holdings, Inc.
6.00%, due 8/15/29	1,000,000	1,012,445
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	3,550,000	3,617,206
Ryan Specialty LLC (a)
4.375%, due 2/1/30	1,000,000	951,465
5.875%, due 8/1/32	3,660,000	3,614,920
USI, Inc.
7.50%, due 1/15/32 (a)	2,000,000	2,040,354
		32,476,813
Internet 1.0%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	5,860,000	5,816,802
Gen Digital, Inc. (a)
6.25%, due 4/1/33	2,815,000	2,802,198
6.75%, due 9/30/27	4,100,000	4,150,381
Netflix, Inc.
5.875%, due 11/15/28	5,000,000	5,229,178
Snap, Inc.
6.875%, due 3/1/33 (a)	1,375,000	1,374,896
VeriSign, Inc.
5.25%, due 4/1/25	6,809,000	6,809,000
		26,182,455
Investment Companies 0.4%
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	5,750,000	5,424,325
Icahn Enterprises LP
5.25%, due 5/15/27	2,000,000	1,901,423
6.25%, due 5/15/26	2,400,000	2,376,436
		9,702,184
Iron & Steel 1.7%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,432,182
Big River Steel LLC
6.625%, due 1/31/29 (a)	8,630,000	8,641,585
Cleveland-Cliffs, Inc.
7.50%, due 9/15/31 (a)	2,985,000	2,914,332
Mineral Resources Ltd. (a)
8.125%, due 5/1/27	12,500,000	12,378,429
8.50%, due 5/1/30	6,375,000	6,165,898
9.25%, due 10/1/28	6,715,000	6,714,283
		44,246,709

	Principal Amount	Value
Corporate Bonds
Leisure Time 0.7%
Carnival Corp. (a)
4.00%, due 8/1/28	$ 4,000,000	$ 3,826,800
5.75%, due 3/1/27	11,500,000	11,507,231
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	3,000,000	2,288,600
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	1,630,000	1,610,119
		19,232,750
Lodging 2.1%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	11,378,629
4.75%, due 6/15/31 (a)	13,995,000	12,907,323
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	10,490,000	9,499,926
4.875%, due 1/15/30	9,020,000	8,723,047
5.75%, due 5/1/28 (a)	2,200,000	2,199,630
5.875%, due 3/15/33 (a)	7,500,000	7,426,034
6.125%, due 4/1/32 (a)	2,000,000	2,007,611
		54,142,200
Machinery—Construction & Mining 0.4%
Terex Corp. (a)
5.00%, due 5/15/29	2,150,000	2,051,778
6.25%, due 10/15/32	2,320,000	2,249,871
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	6,755,000	6,430,501
		10,732,150
Machinery-Diversified 0.8%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,111,438
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	4,100,000	4,115,129
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	3,503,000	3,505,974
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	11,050,000	10,842,915
		21,575,456
Media 5.4%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	4,175,000	3,934,864
Cable One, Inc.
4.00%, due 11/15/30 (a)	5,350,000	4,242,160
CCO Holdings LLC
4.25%, due 2/1/31 (a)	9,000,000	7,975,150

	Principal Amount	Value
Corporate Bonds
Media
CCO Holdings LLC
4.25%, due 1/15/34 (a)	$ 4,250,000	$ 3,495,625
4.50%, due 8/15/30 (a)	4,000,000	3,641,228
4.50%, due 5/1/32	11,250,000	9,765,657
4.75%, due 3/1/30 (a)	7,715,000	7,155,211
5.00%, due 2/1/28 (a)	7,500,000	7,278,604
5.125%, due 5/1/27 (a)	6,750,000	6,648,335
5.375%, due 6/1/29 (a)	4,000,000	3,870,416
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,850,000	2,638,580
5.75%, due 1/15/30	5,000,000	2,650,000
6.50%, due 2/1/29	5,100,000	4,220,250
7.50%, due 4/1/28	3,525,000	2,492,617
11.25%, due 5/15/28	3,705,000	3,581,848
11.75%, due 1/31/29	4,510,000	4,373,990
Directv Financing LLC
5.875%, due 8/15/27 (a)	10,005,000	9,695,304
Gray Media, Inc.
10.50%, due 7/15/29 (a)	3,405,000	3,547,500
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	5,345,000	3,918,401
6.75%, due 10/15/27	14,296,000	11,952,008
Midcontinent Communications
8.00%, due 8/15/32 (a)	2,480,000	2,507,558
News Corp. (a)
3.875%, due 5/15/29	6,600,000	6,222,241
5.125%, due 2/15/32	4,070,000	3,881,425
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	2,750,000	2,159,264
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	5,025,000	4,958,592
Sirius XM Radio LLC
4.00%, due 7/15/28 (a)	2,750,000	2,565,760
Videotron Ltd.
5.125%, due 4/15/27 (a)	2,000,000	1,995,957
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	6,385,000	5,473,802
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	2,250,000	2,131,064
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	3,250,000	2,824,003
Ziggo BV
4.875%, due 1/15/30 (a)	1,000,000	916,038
		142,713,452
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	2,275,000	2,231,717

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware
Advanced Drainage Systems, Inc. (a)
6.375%, due 6/15/30	$ 3,030,000	$ 3,043,187
Vallourec SACA
7.50%, due 4/15/32 (a)	3,280,000	3,427,108
		8,702,012
Mining 2.0%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	5,000,000	5,146,870
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	2,500,000	2,493,646
6.375%, due 9/15/32	4,670,000	4,591,217
Capstone Copper Corp.
6.75%, due 3/31/33 (a)	1,000,000	996,030
Century Aluminum Co.
7.50%, due 4/1/28 (a)	9,235,000	9,295,037
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	4,070,000	3,906,887
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	6,082,000	5,992,191
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	2,174,000	2,172,269
8.625%, due 6/1/31	1,525,000	1,561,165
9.375%, due 3/1/29	5,000,000	5,258,230
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	10,560,000	10,311,757
New Gold, Inc.
6.875%, due 4/1/32 (a)	1,000,000	1,009,974
		52,735,273
Miscellaneous—Manufacturing 1.1%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	2,615,000	2,438,213
6.375%, due 3/15/33	3,000,000	2,984,084
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	1,000,000	1,009,225
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	5,700,000	5,657,457
Calderys Financing LLC
11.25%, due 6/1/28 (a)	3,425,000	3,607,134
Enpro, Inc.
5.75%, due 10/15/26	4,240,000	4,233,481
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	5,065,000	4,879,788
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	4,000,000	4,146,724
		28,956,106

	Principal Amount	Value
Corporate Bonds
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (a)	$ 3,865,000	$ 3,763,604
Oil & Gas 6.7%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	2,150,000	2,139,972
9.00%, due 11/1/27	2,684,000	3,287,900
California Resources Corp.
7.125%, due 2/1/26 (a)	575,000	574,432
Chord Energy Corp.
6.75%, due 3/15/33 (a)	2,500,000	2,486,894
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,350,000	1,330,268
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	3,500,000	3,423,143
6.75%, due 3/1/29	5,000,000	4,858,852
Crescent Energy Finance LLC
7.625%, due 4/1/32 (a)	2,700,000	2,670,481
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,280,000	6,435,453
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	10,805,000	10,984,872
Expand Energy Corp.
5.375%, due 3/15/30	2,580,000	2,561,135
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	3,430,000	3,475,628
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,555,512
6.00%, due 4/15/30	1,000,000	950,971
6.00%, due 2/1/31	3,015,000	2,809,211
Matador Resources Co. (a)
6.25%, due 4/15/33	4,350,000	4,243,119
6.50%, due 4/15/32	3,990,000	3,954,220
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	3,340,000	3,256,763
Murphy Oil Corp.
6.00%, due 10/1/32	2,650,000	2,549,086
NewCo Holding USD 20 SARL
9.375%, due 11/7/29 (a)	3,000,000	3,048,000
Noble Finance II LLC
8.00%, due 4/15/30 (a)	9,630,000	9,624,339
Occidental Petroleum Corp.
5.55%, due 3/15/26	10,200,000	10,241,024
6.45%, due 9/15/36	3,100,000	3,191,038
Parkland Corp. (a)
4.50%, due 10/1/29	5,500,000	5,186,619
4.625%, due 5/1/30	4,900,000	4,598,582

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Parkland Corp. (a)
5.875%, due 7/15/27	$ 3,630,000	$ 3,617,168
6.625%, due 8/15/32	1,000,000	999,427
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	2,400,000	2,270,031
Permian Resources Operating LLC
5.375%, due 1/15/26 (a)	5,700,000	5,675,005
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,000,000	951,331
8.25%, due 1/15/29	1,615,000	1,661,132
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	1,000,000	999,291
SM Energy Co. (a)
6.75%, due 8/1/29	3,525,000	3,472,497
7.00%, due 8/1/32	2,480,000	2,433,915
Sunoco LP
6.00%, due 4/15/27	3,000,000	2,994,486
Talos Production, Inc. (a)
9.00%, due 2/1/29	5,050,000	5,189,082
9.375%, due 2/1/31	6,000,000	6,104,766
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,910,000	9,304,511
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	2,387,231	2,426,107
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	5,980,275	5,940,144
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	2,261,905	2,310,649
Transocean, Inc.
8.75%, due 2/15/30 (a)	7,476,000	7,764,529
Vital Energy, Inc. (a)
7.75%, due 7/31/29	3,930,000	3,823,414
7.875%, due 4/15/32	6,000,000	5,585,513
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,510,000	4,384,498
		177,345,010
Oil & Gas Services 0.8%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	8,135,000	8,051,871
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,825,000	5,164,500
Oceaneering International, Inc.
6.00%, due 2/1/28	2,965,000	2,933,603
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	3,500,000	3,553,816
		19,703,790

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.3%
Cascades USA, Inc. (a)
5.125%, due 1/15/26	$ 2,810,000	$ 2,784,382
5.375%, due 1/15/28	4,800,000	4,651,502
		7,435,884
Pharmaceuticals 3.0%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	4,755,000	4,725,816
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	3,396,000	3,393,370
180 Medical, Inc.
3.875%, due 10/15/29 (a)	3,270,000	3,051,629
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	5,175,000	5,169,825
7.00%, due 1/15/28	1,750,000	1,365,000
9.00%, due 12/15/25	7,535,000	7,535,000
11.00%, due 9/30/28	9,050,000	8,620,125
14.00%, due 10/15/30	347,000	327,724
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	6,770,000	6,995,015
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	10,375,000	10,816,207
Jazz Securities DAC
4.375%, due 1/15/29 (a)	11,085,000	10,532,666
Organon & Co. (a)
4.125%, due 4/30/28	8,100,000	7,569,888
5.125%, due 4/30/31	6,500,000	5,667,381
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	1,900,000	1,591,804
6.625%, due 4/1/30	2,650,000	2,318,367
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(h)	16,391,000	—
		79,679,817
Pipelines 3.9%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	2,800,000	2,791,775
5.75%, due 1/15/28	1,265,000	1,258,744
Buckeye Partners LP (a)
6.75%, due 2/1/30	2,000,000	2,025,811
6.875%, due 7/1/29	3,875,000	3,939,054
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,285,000	2,127,277
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	1,975,000	1,816,620
Energy Transfer LP
4.40%, due 3/15/27	3,978,000	3,965,156

	Principal Amount	Value
Corporate Bonds
Pipelines
EQM Midstream Partners LP (a)
6.50%, due 7/1/27	$ 1,000,000	$ 1,026,645
7.50%, due 6/1/30	1,480,000	1,597,564
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,515,000	8,908,810
Genesis Energy LP
7.75%, due 2/1/28	4,900,000	4,948,743
8.00%, due 1/15/27	3,396,000	3,464,232
8.25%, due 1/15/29	1,570,000	1,620,926
Harvest Midstream I LP (a)
7.50%, due 9/1/28	6,965,000	7,034,671
7.50%, due 5/15/32	1,200,000	1,233,205
Hess Midstream Operations LP
5.875%, due 3/1/28 (a)	2,900,000	2,913,099
ITT Holdings LLC
6.50%, due 8/1/29 (a)	6,160,000	5,682,794
New Fortress Energy, Inc.
6.50%, due 9/30/26 (a)	3,100,000	2,619,863
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,226,358
Plains All American Pipeline LP
Series B
8.695% (3 Month SOFR + 4.372%), due 5/1/25 (e)(f)	14,265,000	14,233,805
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	4,925,000	5,013,103
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	2,000,000	1,946,567
6.00%, due 3/1/27	2,750,000	2,735,327
7.375%, due 2/15/29	7,650,000	7,688,106
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	3,000,000	3,022,082
Venture Global LNG, Inc.
8.125%, due 6/1/28 (a)	3,805,000	3,888,069
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	1,998,227
		101,726,633
Real Estate Investment Trusts 2.0%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	2,150,000	2,212,952
CTR Partnership LP
3.875%, due 6/30/28 (a)	3,000,000	2,811,948
MPT Operating Partnership LP
4.625%, due 8/1/29	4,750,000	3,621,078
5.00%, due 10/15/27	10,186,000	9,203,135
8.50%, due 2/15/32 (a)	3,200,000	3,259,821
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,081,000	1,968,705

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
RHP Hotel Properties LP
4.75%, due 10/15/27	$ 7,640,000	$ 7,457,421
6.50%, due 4/1/32 (a)	5,290,000	5,280,522
7.25%, due 7/15/28 (a)	2,215,000	2,268,094
Uniti Group LP (a)
4.75%, due 4/15/28	2,250,000	2,149,503
6.50%, due 2/15/29	3,240,000	2,910,159
10.50%, due 2/15/28	6,281,000	6,672,256
VICI Properties LP
5.75%, due 2/1/27 (a)	2,000,000	2,025,948
		51,841,542
Retail 6.0%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	6,165,000	5,892,288
4.00%, due 10/15/30	14,205,000	12,855,738
5.625%, due 9/15/29	1,000,000	989,933
6.125%, due 6/15/29	4,885,000	4,915,839
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,458,608
4.625%, due 11/15/29 (a)	2,500,000	2,342,767
4.75%, due 3/1/30	5,212,000	4,875,103
5.00%, due 2/15/32 (a)	2,350,000	2,131,167
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	4,700,000	4,635,253
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	2,300,000	2,370,631
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	2,500,000	2,352,520
6.375%, due 1/15/30	1,450,000	1,453,114
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	7,350,000	7,013,871
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	5,064,271
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	12,530,000	11,758,112
8.25%, due 8/1/31	4,050,000	4,203,438
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,870,360
5.625%, due 5/1/27	2,994,000	2,981,566
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	5,250,000	4,919,059
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,795,000	1,684,508
PetSmart, Inc. (a)
4.75%, due 2/15/28	1,550,000	1,449,617
7.75%, due 2/15/29	6,500,000	5,969,467

	Principal Amount	Value
Corporate Bonds
Retail
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	$ 18,600,000	$ 15,067,843
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,250,000	2,992,422
4.875%, due 11/15/31	3,210,000	2,881,905
Yum! Brands, Inc.
3.625%, due 3/15/31	11,385,000	10,195,592
4.625%, due 1/31/32	10,950,000	10,214,104
4.75%, due 1/15/30 (a)	9,687,000	9,357,154
5.375%, due 4/1/32	8,235,000	8,027,714
6.875%, due 11/15/37	2,000,000	2,146,666
		158,070,630
Software 3.7%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	4,405,000	4,417,801
Camelot Finance SA
4.50%, due 11/1/26 (a)	4,480,000	4,391,166
Central Parent LLC
8.00%, due 6/15/29 (a)	5,565,000	4,882,571
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,835,000	8,195,708
4.875%, due 7/1/29	16,800,000	14,985,363
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	5,350,000	5,200,551
8.25%, due 6/30/32	1,100,000	1,118,403
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	3,219,000	3,217,527
MSCI, Inc. (a)
3.875%, due 2/15/31	4,500,000	4,183,755
4.00%, due 11/15/29	2,500,000	2,387,917
Open Text Corp. (a)
3.875%, due 2/15/28	4,235,000	3,989,463
3.875%, due 12/1/29	2,000,000	1,819,321
6.90%, due 12/1/27	3,150,000	3,260,255
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	8,499,000	7,750,684
4.125%, due 12/1/31	2,125,000	1,876,608
PTC, Inc.
4.00%, due 2/15/28 (a)	9,236,000	8,881,849
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	5,885,000	5,840,486
6.50%, due 6/1/32	3,250,000	3,285,135
UKG, Inc.
6.875%, due 2/1/31 (a)	7,650,000	7,760,458
		97,445,021

	Principal Amount	Value
Corporate Bonds
Telecommunications 1.6%
Connect Finco SARL
9.00%, due 9/15/29 (a)	$ 1,500,000	$ 1,367,593
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	1,325,000	1,307,294
5.875%, due 10/15/27	2,825,000	2,821,817
Iliad Holding SASU
7.00%, due 4/15/32 (a)	2,100,000	2,102,777
Rogers Communications, Inc. (e)
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	1,290,000	1,294,991
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	1,300,000	1,295,589
Sprint Capital Corp.
6.875%, due 11/15/28	14,500,000	15,479,905
T-Mobile USA, Inc.
5.375%, due 4/15/27	4,250,000	4,245,994
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	3,200,000	3,207,710
Windstream Services LLC
8.25%, due 10/1/31 (a)	7,825,000	7,966,687
		41,090,357
Transportation 1.2%
Clue Opco LLC
9.50%, due 10/15/31 (a)	4,500,000	4,501,328
Seaspan Corp.
5.50%, due 8/1/29 (a)	6,765,000	6,127,447
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	10,770,000	10,351,006
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	1,500,000	1,528,935
Watco Cos. LLC
7.125%, due 8/1/32 (a)	9,755,000	9,809,218
		32,317,934
Total Corporate Bonds (Cost $2,354,845,784)		2,293,695,962
Loan Assignments 7.1%
Aerospace & Defense 0.3%
Chromalloy Corp.
First Lien Term Loan
8.06% (3 Month SOFR + 3.75%), due 3/27/31 (e)	5,069,500	5,046,266
TransDigm, Inc.
First Lien Tranche Term Loan L
6.799% (3 Month SOFR + 2.50%), due 1/19/32 (e)	2,786,000	2,769,362
		7,815,628

	Principal Amount	Value
Loan Assignments
Automobile 0.4%
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
7.052% (3 Month SOFR + 2.75%), due 10/16/31 (e)	$ 2,288,500	$ 2,281,348
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
7.075% (1 Month SOFR + 2.75%), due 1/28/32 (e)	3,000,000	2,956,875
Tenneco, Inc.
First Lien Term Loan B 9.399% - 9.422%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	4,850,000	4,701,469
		9,939,692
Banking 0.1%
Jane Street Group LLC
First Lien Extended Term Loan
6.313% (3 Month SOFR + 2.00%), due 12/15/31 (e)	3,454,897	3,414,951
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.825% (1 Month SOFR + 3.50%), due 10/10/29 (e)	1,690,253	1,655,040
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.295% (3 Month SOFR + 4.00%), due 12/9/31 (e)	2,800,000	2,775,500
		4,430,540
Broadcasting & Entertainment 0.1%
Gray Television, Inc.
First Lien Term Loan B
9.573% (1 Month SOFR + 5.25%), due 5/23/29 (e)	1,845,352	1,782,610
Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
First Lien Term Loan
9.577% (1 Month SOFR + 5.25%), due 4/16/29 (e)	2,138,818	2,160,206
Capital Equipment 0.4%
TK Elevator Midco GmbH (e)
First Lien Term Loan B
7.158% (1 Year SOFR + 3.00%), due 4/30/30	6,000,000	5,976,498
First Lien SOFR Term Loan C
7.737% (6 Month SOFR + 3.50%), due 4/30/30	3,802,115	3,799,739
		9,776,237
Cargo Transport 0.4%
Clue Opco LLC
First Lien Term Loan B
8.791% (3 Month SOFR + 4.50%), due 12/19/30 (e)	5,480,444	5,313,746

	Principal Amount	Value
Loan Assignments
Cargo Transport
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.049% (3 Month SOFR + 1.75%), due 4/10/31 (e)	$ 2,985,000	$ 2,953,490
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
7.286% (3 Month SOFR + 3.00%), due 2/26/32 (e)	1,500,000	1,496,718
		9,763,954
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
12.049% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (c)(e)	4,055,640	3,906,109
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.689% (1 Month SOFR + 4.25%), due 3/16/29 (e)	1,805,000	1,778,678
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.574% (1 Month SOFR + 2.25%), due 5/5/28 (e)	6,493,835	6,489,776
		8,268,454
Electronics 0.2%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.075% (1 Month SOFR + 2.75%), due 1/31/31 (e)	2,324,709	2,292,745
VS Buyer LLC
First Lien 2024-1 Refinancing Term Loan
7.072% (1 Month SOFR + 2.75%), due 4/14/31 (e)	2,288,515	2,282,793
		4,575,538
Energy (Electricity) 0.3%
Lightning Power LLC
First Lien Initial Term Loan B
6.549% (3 Month SOFR + 2.25%), due 8/18/31 (e)	1,990,000	1,976,852
Talen Energy Supply LLC (e)
First Lien Initial Term Loan B
6.818% (3 Month SOFR + 2.50%), due 5/17/30	2,353,087	2,345,440
First Lien 2024-1 Incremental Term Loan B
6.818% (3 Month SOFR + 2.50%), due 12/11/31	2,693,250	2,683,991
		7,006,283
Entertainment 0.2%
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25%, due 4/10/26 (b)(g)	7,210,000	5,407,500

	Principal Amount	Value
Loan Assignments
Finance 0.7%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.543% (1 Month SOFR + 2.25%), due 4/20/28 (e)	$ 1,300,000	$ 1,282,125
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B5
8.075% (1 Month SOFR + 3.75%), due 12/11/28 (e)	997,500	982,537
Mativ Holdings, Inc.
First Lien Term Loan B
8.189% (1 Month SOFR + 3.75%), due 4/20/28 (e)	1,643,662	1,631,335
Osaic Holdings, Inc.
First Lien Term Loan B4
7.824% (1 Month SOFR + 3.50%), due 8/17/28 (e)	4,221,936	4,184,994
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
7.939% (1 Month SOFR + 3.50%), due 1/31/28	3,272,181	3,104,482
First Lien Second Amendment Incremental Term Loan
9.438% (1 Month SOFR + 5.00%), due 1/31/28	4,530,875	4,426,098
Superannuation And Investments US LLC
First Lien Initial US Term Loan
8.189% (1 Month SOFR + 3.75%), due 12/1/28 (e)	2,612,250	2,616,605
		18,228,176
Healthcare & Pharmaceuticals 0.2%
1261229 BC Ltd.
First Lien Term Loan
10.385% (1 Year SOFR + 6.25%), due 10/8/30 (e)	3,525,000	3,401,625
Bausch Health Cos., Inc.
First Lien Second Amendment Term Loan
9.675% (1 Month SOFR + 5.25%), due 2/1/27 (e)	826,056	809,535
		4,211,160
Healthcare, Education & Childcare 0.4%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.325% (1 Month SOFR + 4.00%), due 4/23/31 (e)	7,164,000	7,074,450
LifePoint Health, Inc.
First Lien Term Loan B1
8.052% (3 Month SOFR + 3.75%), due 5/19/31 (e)	4,218,205	4,082,168
		11,156,618
High Tech Industries 0.0% ‡
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.549% (3 Month SOFR + 3.25%), due 7/6/29 (e)	1,293,500	1,104,865

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.563% (3 Month SOFR + 2.25%), due 2/6/31 (e)	$ 2,475,000	$ 2,456,438
Leisure, Amusement, Motion Pictures & Entertainment 0.2%
Carnival Corp. (e)
First Lien 2025 Repricing Advance Term Loan
6.325% (1 Month SOFR + 2.00%), due 8/9/27	2,478,861	2,469,565
First Lien 2025 Repricing Advance Term Loan
6.325% (1 Month SOFR + 2.00%), due 10/18/28	2,584,369	2,577,909
		5,047,474
Media 0.3%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.802% (3 Month SOFR + 5.25%), due 8/2/29 (e)	7,718,294	7,597,695
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (e)
First Lien Initial Term Loan
8.439% (1 Month SOFR + 4.00%), due 6/9/28	6,132,166	4,956,832
First Lien First Out Term Loan
11.439% (1 Month SOFR + 7.00%), due 6/11/28	1,804,213	1,822,255
		6,779,087
Oil & Gas 0.5%
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.795% (3 Month SOFR + 5.50%), due 10/30/28 (e)	7,194,000	6,222,810
PetroQuest Energy LLC (b)(g)
First Lien Term Loan
8.00%, due 11/1/31	1,378,995	1,378,994
First Lien 2020 Term Loan
14.00% (14.50% PIK), due 9/19/26 (c)	815,807	815,807
Petroquest Energy, Inc.
First Lien Term Loan
14.00% (14.50% PIK) (PRIME + 6.50%), due 11/10/25 (b)(c)(e)(g)	8,364,933	585,545
Prairie Acquiror LP
First Lien Term Loan B3
8.575% (1 Month SOFR + 4.25%), due 8/1/29 (e)	2,275,352	2,278,196
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.575% (1 Month SOFR + 3.25%), due 11/17/28 (e)	3,289,500	3,284,017
		14,565,369

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
8.052% (3 Month SOFR + 3.50%), due 4/13/28 (e)	$ 1,550,000	$ 391,375
Retail 0.9%
Great Outdoors Group LLC
First Lien Term Loan B
7.575% (1 Month SOFR + 3.25%), due 1/23/32 (e)	23,388,671	23,318,505
Retail Store 0.0% ‡
PetSmart LLC
First Lien Initial Term Loan
8.175% (1 Month SOFR + 3.75%), due 2/11/28 (e)	997,416	979,338
Services: Business 0.1%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.575% (1 Month SOFR + 2.25%), due 9/29/31 (e)	2,194,500	2,125,922
GIP II Blue Holding LP
First Lien Initial Term Loan
8.074% (1 Month SOFR + 3.75%), due 9/29/28 (e)	979,621	981,336
		3,107,258
Software 0.4%
Cloud Software Group, Inc. (e)
First Lien Initial Dollar Facility Term Loan B
7.799% (3 Month SOFR + 3.50%), due 3/30/29	4,943,551	4,887,935
First Lien Incremental Term Loan B
8.079% (3 Month SOFR + 3.75%), due 3/21/31	2,359,087	2,334,513
McAfee Corp.
First Lien Tranche Term Loan B1
7.323% (1 Month SOFR + 3.00%), due 3/1/29 (e)	1,496,250	1,420,191
UKG, Inc.
First Lien Initial Term Loan
7.30% (3 Month SOFR + 3.00%), due 2/10/31 (e)	1,488,750	1,485,338
		10,127,977
Total Loan Assignments (Cost $197,485,370)		187,319,037
Total Long-Term Bonds (Cost $2,560,222,422)		2,493,380,843

	Shares

Common Stocks 0.8%
Distributors 0.0% ‡
ATD New Holdings, Inc. (j)	44,740	45

	Shares	Value
Common Stocks
Electric Utilities 0.1%
Keycon Power Holdings LLC (b)(g)(j)	112,442	$ 1,871,035
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(g)(j)	4,822	843,850
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (j)(k)	133,190	2,678,451
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)(j)	115,826	3,590,606
Oil, Gas & Consumable Fuels 0.3%
Gulfport Energy Corp. (j)	9,299	1,712,318
PetroQuest Energy, Inc. (b)(g)(j)	82,247	—
Talos Energy, Inc. (j)	550,880	5,354,553
		7,066,871
Pharmaceuticals 0.2%
Endo, Inc. (j)	216,190	5,188,560
Total Common Stocks (Cost $63,858,809)		21,239,418
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (b)(g)(j)	10,741	10,741,000
Total Investments (Cost $2,634,378,932)	95.9%	2,525,361,261
Other Assets, Less Liabilities	4.1	107,238,221
Net Assets	100.0%	$ 2,632,599,482

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of March 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $31,489,515, which represented 1.2% of the Portfolio’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Step coupon—Rate shown was the rate in effect as of March 31, 2025.
(e)	Floating rate—Rate shown was the rate in effect as of March 31, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Non-income producing security.
(k)	As of March 31, 2025, the Portfolio’s ownership exceeds 5% of the outstanding shares of the company.
Abbreviation(s):
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 12,365,844	$ —	$ 12,365,844
Corporate Bonds	—	2,292,152,508	1,543,454	2,293,695,962
Loan Assignments	—	179,131,191	8,187,846	187,319,037
Total Long-Term Bonds	—	2,483,649,543	9,731,300	2,493,380,843
Common Stocks	14,933,927	3,590,606	2,714,885	21,239,418
Preferred Stock	—	—	10,741,000	10,741,000
Total Investments in Securities	$ 14,933,927	$ 2,487,240,149	$ 23,187,185	$ 2,525,361,261

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP PineStone International Equity Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Australia 1.3%
Commonwealth Bank of Australia (Banks)	58,709	$ 5,578,866
Canada 2.8%
Canadian National Railway Co. (Ground Transportation)	118,818	11,580,002
Denmark 4.0%
Novo Nordisk A/S, Class B (Pharmaceuticals)	238,630	16,540,009
France 17.5%
Air Liquide SA (Chemicals)	38,431	7,313,486
Air Liquide SA, Loyalty Shares (Chemicals) (a)	77,000	14,653,233
EssilorLuxottica SA (Health Care Equipment & Supplies)	69,553	20,009,354
L'Oreal SA (Personal Care Products)	6,867	2,549,784
L'Oreal SA, Loyalty Shares (Registered) (Personal Care Products) (a)	28,000	10,396,675
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	28,541	17,818,793
		72,741,325
Germany 6.2%
Rational AG (Machinery)	8,174	6,772,786
SAP SE (Software)	70,885	18,819,342
		25,592,128
India 1.9%
HDFC Bank Ltd., ADR (Banks)	118,706	7,886,827
Japan 6.6%
Keyence Corp. (Electronic Equipment, Instruments & Components)	43,000	16,877,813
Shimano, Inc. (Leisure Products)	43,600	6,119,719
Unicharm Corp. (Household Products)	575,800	4,579,947
		27,577,479
Netherlands 3.8%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	24,001	15,881,396
Spain 2.9%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	155,292	11,900,517
Switzerland 9.3%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	95,943	16,754,105
Geberit AG (Registered) (Building Products)	14,541	9,078,507
Schindler Holding AG (Machinery)	41,042	12,822,276
		38,654,888
Taiwan 6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	166,033	27,561,478

	Shares	Value
Common Stocks
United Kingdom 23.2%
Ashtead Group plc (Trading Companies & Distributors)	126,163	$ 6,813,213
Bunzl plc (Trading Companies & Distributors)	140,574	5,386,113
Diageo plc (Beverages)	359,462	9,377,209
Howden Joinery Group plc (Trading Companies & Distributors)	893,805	8,353,667
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	160,066	17,227,022
Intertek Group plc (Professional Services)	135,616	8,781,106
London Stock Exchange Group plc (Capital Markets)	175,437	26,015,874
Spirax Group plc (Machinery)	67,914	5,469,539
Unilever plc (Personal Care Products)	153,774	9,159,637
		96,583,380
United States 13.4%
Alcon AG (Health Care Equipment & Supplies)	129,538	12,229,326
Aon plc, Class A (Insurance)	24,032	9,590,931
Nestle SA (Registered) (Food Products)	190,986	19,313,934
S&P Global, Inc. (Capital Markets)	28,529	14,495,585
		55,629,776
Total Common Stocks (Cost $379,835,825)		413,708,071
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
United States 0.2%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	844,218	844,218
Total Short-Term Investment (Cost $844,218)		844,218
Total Investments (Cost $380,680,043)	99.7%	414,552,289
Other Assets, Less Liabilities	0.3	1,433,675
Net Assets	100.0%	$ 415,985,964

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,249	$ 11,882	$ (15,287)	$ —	$ —	$ 844	$ 14	$ —	844

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 5,578,866	$ —	$ 5,578,866
Denmark	—	16,540,009	—	16,540,009
France	25,049,908	47,691,417	—	72,741,325
Germany	—	25,592,128	—	25,592,128
Japan	—	27,577,479	—	27,577,479
Netherlands	—	15,881,396	—	15,881,396
Spain	—	11,900,517	—	11,900,517
Switzerland	—	38,654,888	—	38,654,888
United Kingdom	—	96,583,380	—	96,583,380
United States	24,086,516	31,543,260	—	55,629,776
All Other Countries	47,028,307	—	—	47,028,307
Total Common Stocks	96,164,731	317,543,340	—	413,708,071
Short-Term Investment
Affiliated Investment Company	844,218	—	—	844,218
Total Investments in Securities	$ 97,008,949	$ 317,543,340	$ —	$ 414,552,289

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP S&P 500 Index Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.6%
Aerospace & Defense 2.0%
Axon Enterprise, Inc. (a)	6,927	$ 3,643,256
Boeing Co. (The) (a)	71,726	12,232,869
GE Aerospace	102,634	20,542,195
General Dynamics Corp.	24,265	6,614,154
Howmet Aerospace, Inc.	38,730	5,024,443
Huntington Ingalls Industries, Inc.	3,742	763,518
L3Harris Technologies, Inc.	18,008	3,769,254
Lockheed Martin Corp.	20,033	8,948,941
Northrop Grumman Corp.	13,012	6,662,274
RTX Corp.	127,385	16,873,417
Textron, Inc.	17,475	1,262,569
TransDigm Group, Inc.	5,363	7,418,584
		93,755,474
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	11,351	1,162,342
Expeditors International of Washington, Inc.	13,385	1,609,546
FedEx Corp.	21,189	5,165,455
United Parcel Service, Inc., Class B	69,937	7,692,371
		15,629,714
Automobile Components 0.0% ‡
Aptiv plc (a)	21,941	1,305,490
Automobiles 1.7%
Ford Motor Co.	372,231	3,733,477
General Motors Co.	95,147	4,474,764
Tesla, Inc. (a)	267,595	69,349,920
		77,558,161
Banks 3.4%
Bank of America Corp.	633,178	26,422,518
Citigroup, Inc.	179,498	12,742,563
Citizens Financial Group, Inc.	41,801	1,712,587
Fifth Third Bancorp	64,055	2,510,956
Huntington Bancshares, Inc.	139,016	2,086,630
JPMorgan Chase & Co.	267,379	65,588,069
KeyCorp	95,253	1,523,095
M&T Bank Corp.	15,866	2,836,047
PNC Financial Services Group, Inc. (The)	37,862	6,655,004
Regions Financial Corp.	86,923	1,888,837
Truist Financial Corp.	125,837	5,178,193
U.S. Bancorp	149,175	6,298,168
Wells Fargo & Co.	314,502	22,578,099
		158,020,766
Beverages 1.3%
Brown-Forman Corp., Class B	17,416	591,099

	Shares	Value
Common Stocks
Beverages
Coca-Cola Co. (The)	370,242	$ 26,516,732
Constellation Brands, Inc., Class A	14,861	2,727,291
Keurig Dr Pepper, Inc.	114,171	3,906,932
Molson Coors Beverage Co., Class B	16,454	1,001,555
Monster Beverage Corp. (a)	66,958	3,918,382
PepsiCo, Inc.	131,150	19,664,631
		58,326,622
Biotechnology 1.9%
AbbVie, Inc.	168,813	35,369,700
Amgen, Inc.	51,370	16,004,323
Biogen, Inc. (a)	13,997	1,915,349
Gilead Sciences, Inc.	119,175	13,353,559
Incyte Corp. (a)	15,360	930,048
Moderna, Inc. (a)	32,383	918,058
Regeneron Pharmaceuticals, Inc.	10,061	6,380,988
Vertex Pharmaceuticals, Inc. (a)	24,556	11,905,240
		86,777,265
Broadline Retail 3.8%
Amazon.com, Inc. (a)	901,936	171,602,343
eBay, Inc.	45,805	3,102,373
		174,704,716
Building Products 0.5%
A O Smith Corp.	11,292	738,045
Allegion plc	8,313	1,084,514
Builders FirstSource, Inc. (a)	11,005	1,374,965
Carrier Global Corp.	77,223	4,895,938
Johnson Controls International plc	63,126	5,057,024
Lennox International, Inc.	3,062	1,717,262
Masco Corp.	20,271	1,409,645
Trane Technologies plc	21,448	7,226,260
		23,503,653
Capital Markets 3.2%
Ameriprise Financial, Inc.	9,199	4,453,328
Bank of New York Mellon Corp. (The)	68,628	5,755,830
BlackRock, Inc.	13,922	13,176,895
Blackstone, Inc.	69,991	9,783,342
Cboe Global Markets, Inc.	10,011	2,265,389
Charles Schwab Corp. (The)	162,956	12,756,196
CME Group, Inc.	34,459	9,141,628
FactSet Research Systems, Inc.	3,637	1,653,526
Franklin Resources, Inc. (b)	29,642	570,609
Goldman Sachs Group, Inc. (The)	29,839	16,300,747
Intercontinental Exchange, Inc.	54,943	9,477,667
Invesco Ltd.	42,840	649,883
KKR & Co., Inc.	64,552	7,462,857

	Shares	Value
Common Stocks
Capital Markets
MarketAxess Holdings, Inc.	3,605	$ 779,942
Moody's Corp.	14,803	6,893,609
Morgan Stanley	118,326	13,805,094
MSCI, Inc.	7,425	4,198,837
Nasdaq, Inc.	39,572	3,001,932
Northern Trust Corp.	18,740	1,848,701
Raymond James Financial, Inc.	17,635	2,449,678
S&P Global, Inc.	30,122	15,304,988
State Street Corp.	27,585	2,469,685
T. Rowe Price Group, Inc.	21,289	1,955,820
		146,156,183
Chemicals 1.3%
Air Products and Chemicals, Inc.	21,274	6,274,128
Albemarle Corp.	11,243	809,721
CF Industries Holdings, Inc.	16,641	1,300,494
Corteva, Inc.	65,557	4,125,502
Dow, Inc.	67,304	2,350,256
DuPont de Nemours, Inc.	39,976	2,985,408
Eastman Chemical Co.	11,013	970,355
Ecolab, Inc.	24,099	6,109,578
International Flavors & Fragrances, Inc.	24,450	1,897,565
Linde plc	45,533	21,201,986
LyondellBasell Industries NV, Class A	24,786	1,744,934
Mosaic Co. (The)	30,375	820,429
PPG Industries, Inc.	22,185	2,425,930
Sherwin-Williams Co. (The)	22,157	7,737,003
		60,753,289
Commercial Services & Supplies 0.6%
Cintas Corp.	32,801	6,741,589
Copart, Inc. (a)	83,845	4,744,789
Republic Services, Inc.	19,411	4,700,568
Rollins, Inc.	26,856	1,451,030
Veralto Corp.	23,649	2,304,595
Waste Management, Inc.	34,926	8,085,718
		28,028,289
Communications Equipment 0.9%
Arista Networks, Inc. (a)	98,781	7,653,552
Cisco Systems, Inc.	380,853	23,502,439
F5, Inc. (a)	5,513	1,467,946
Juniper Networks, Inc.	31,660	1,145,775
Motorola Solutions, Inc.	15,981	6,996,642
		40,766,354
Construction & Engineering 0.1%
Quanta Services, Inc.	14,115	3,587,751

	Shares	Value
Common Stocks
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,844	$ 2,794,192
Vulcan Materials Co.	12,628	2,946,112
		5,740,304
Consumer Finance 0.6%
American Express Co.	53,072	14,279,022
Capital One Financial Corp.	36,452	6,535,844
Discover Financial Services	24,002	4,097,141
Synchrony Financial	37,174	1,967,991
		26,879,998
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	42,448	40,146,469
Dollar General Corp.	21,030	1,849,168
Dollar Tree, Inc. (a)	19,329	1,451,028
Kroger Co. (The)	63,659	4,309,078
Sysco Corp.	46,783	3,510,596
Target Corp.	43,817	4,572,742
Walgreens Boots Alliance, Inc.	68,587	766,117
Walmart, Inc.	414,825	36,417,487
		93,022,685
Containers & Packaging 0.2%
Amcor plc	138,211	1,340,647
Avery Dennison Corp.	7,683	1,367,343
Ball Corp.	28,537	1,485,922
International Paper Co.	50,419	2,689,854
Packaging Corp. of America	8,527	1,688,516
Smurfit WestRock plc	47,279	2,130,392
		10,702,674
Distributors 0.1%
Genuine Parts Co.	13,295	1,583,966
LKQ Corp.	24,859	1,057,502
Pool Corp.	3,639	1,158,476
		3,799,944
Diversified Telecommunication Services 0.8%
AT&T, Inc.	686,416	19,411,845
Verizon Communications, Inc.	402,554	18,259,849
		37,671,694
Electric Utilities 1.6%
Alliant Energy Corp.	24,537	1,578,956
American Electric Power Co., Inc.	50,988	5,571,459
Constellation Energy Corp.	29,915	6,031,762
Duke Energy Corp.	74,205	9,050,784
Edison International	37,021	2,181,277
Entergy Corp.	41,006	3,505,603

	Shares	Value
Common Stocks
Electric Utilities
Evergy, Inc.	21,992	$ 1,516,348
Eversource Energy	35,074	2,178,446
Exelon Corp.	96,124	4,429,394
FirstEnergy Corp.	49,048	1,982,520
NextEra Energy, Inc.	196,644	13,940,093
NRG Energy, Inc.	19,370	1,849,060
PG&E Corp.	209,762	3,603,711
Pinnacle West Capital Corp.	10,873	1,035,653
PPL Corp.	70,600	2,549,366
Southern Co. (The)	104,775	9,634,061
Xcel Energy, Inc.	54,912	3,887,221
		74,525,714
Electrical Equipment 0.7%
AMETEK, Inc.	22,119	3,807,565
Eaton Corp. plc	37,791	10,272,727
Emerson Electric Co.	53,923	5,912,118
GE Vernova, Inc.	26,383	8,054,202
Generac Holdings, Inc. (a)	5,700	721,905
Hubbell, Inc.	5,132	1,698,230
Rockwell Automation, Inc.	10,813	2,793,863
		33,260,610
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	115,810	7,595,978
CDW Corp.	12,743	2,042,193
Corning, Inc.	73,718	3,374,810
Jabil, Inc.	10,474	1,425,197
Keysight Technologies, Inc. (a)	16,534	2,476,297
TE Connectivity plc	28,530	4,031,860
Teledyne Technologies, Inc. (a)	4,456	2,217,796
Trimble, Inc. (a)	23,504	1,543,038
Zebra Technologies Corp., Class A (a)	4,913	1,388,217
		26,095,386
Energy Equipment & Services 0.3%
Baker Hughes Co.	94,680	4,161,186
Halliburton Co.	83,012	2,106,014
Schlumberger NV	133,957	5,599,403
		11,866,603
Entertainment 1.5%
Electronic Arts, Inc.	22,679	3,277,569
Live Nation Entertainment, Inc. (a)	14,995	1,958,047
Netflix, Inc. (a)	40,904	38,144,207
Take-Two Interactive Software, Inc. (a)	15,696	3,252,996
TKO Group Holdings, Inc.	5,563	850,082
Walt Disney Co. (The)	172,870	17,062,269

	Shares	Value
Common Stocks
Entertainment
Warner Bros Discovery, Inc. (a)	213,472	$ 2,290,555
		66,835,725
Financial Services 4.9%
Apollo Global Management, Inc.	42,744	5,853,363
Berkshire Hathaway, Inc., Class B (a)	175,276	93,348,492
Corpay, Inc. (a)	6,666	2,324,568
Fidelity National Information Services, Inc.	50,652	3,782,691
Fiserv, Inc. (a)	54,403	12,013,814
Global Payments, Inc.	23,678	2,318,550
Jack Henry & Associates, Inc.	6,971	1,272,905
Mastercard, Inc., Class A	77,877	42,685,941
PayPal Holdings, Inc. (a)	94,597	6,172,454
Visa, Inc., Class A	164,797	57,754,757
		227,527,535
Food Products 0.7%
Archer-Daniels-Midland Co.	45,760	2,196,938
Bunge Global SA	12,764	975,425
Campbell's Co. (The)	18,814	751,055
Conagra Brands, Inc.	45,644	1,217,325
General Mills, Inc.	52,712	3,151,650
Hershey Co. (The)	14,128	2,416,312
Hormel Foods Corp.	27,825	860,905
J M Smucker Co. (The)	10,176	1,204,940
Kellanova	25,710	2,120,818
Kraft Heinz Co. (The)	83,418	2,538,410
Lamb Weston Holdings, Inc.	13,640	727,012
McCormick & Co., Inc. (Non-Voting)	24,147	1,987,540
Mondelez International, Inc., Class A	123,694	8,392,638
Tyson Foods, Inc., Class A	27,367	1,746,288
		30,287,256
Gas Utilities 0.1%
Atmos Energy Corp.	15,178	2,346,215
Ground Transportation 0.9%
CSX Corp.	184,406	5,427,069
JB Hunt Transport Services, Inc.	7,596	1,123,828
Norfolk Southern Corp.	21,653	5,128,513
Old Dominion Freight Line, Inc.	17,966	2,972,475
Uber Technologies, Inc. (a)	199,762	14,554,659
Union Pacific Corp.	57,785	13,651,128
		42,857,672
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	165,858	22,001,064
Align Technology, Inc. (a)	6,710	1,065,951

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Baxter International, Inc.	48,825	$ 1,671,280
Becton Dickinson & Co.	27,457	6,289,300
Boston Scientific Corp. (a)	140,935	14,217,523
Cooper Cos., Inc. (The) (a)	19,085	1,609,820
DexCom, Inc. (a)	37,361	2,551,383
Edwards Lifesciences Corp. (a)	56,400	4,087,872
GE HealthCare Technologies, Inc.	43,729	3,529,367
Hologic, Inc. (a)	21,457	1,325,399
IDEXX Laboratories, Inc. (a)	7,830	3,288,208
Insulet Corp. (a)	6,708	1,761,588
Intuitive Surgical, Inc. (a)	34,105	16,891,183
Medtronic plc	122,619	11,018,543
ResMed, Inc.	14,044	3,143,749
Solventum Corp. (a)	13,216	1,004,945
STERIS plc	9,395	2,129,377
Stryker Corp.	32,840	12,224,690
Zimmer Biomet Holdings, Inc.	19,037	2,154,608
		111,965,850
Health Care Providers & Services 2.3%
Cardinal Health, Inc.	23,100	3,182,487
Cencora, Inc.	16,504	4,589,597
Centene Corp. (a)	47,421	2,878,929
Cigna Group (The)	26,181	8,613,549
CVS Health Corp.	120,564	8,168,211
DaVita, Inc. (a)	4,208	643,698
Elevance Health, Inc.	22,178	9,646,543
HCA Healthcare, Inc.	17,098	5,908,214
Henry Schein, Inc. (a)	11,923	816,606
Humana, Inc.	11,536	3,052,426
Labcorp Holdings, Inc.	7,975	1,856,101
McKesson Corp.	11,984	8,065,112
Molina Healthcare, Inc. (a)	5,307	1,748,073
Quest Diagnostics, Inc.	10,614	1,795,889
UnitedHealth Group, Inc.	88,002	46,091,047
Universal Health Services, Inc., Class B	5,615	1,055,059
		108,111,541
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	14,731	1,362,765
Healthpeak Properties, Inc.	66,896	1,352,637
Ventas, Inc.	41,802	2,874,306
Welltower, Inc.	58,259	8,925,861
		14,515,569
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	66,845	949,867

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A (a)	41,394	$ 4,944,927
Booking Holdings, Inc.	3,165	14,580,870
Caesars Entertainment, Inc. (a)	20,318	507,950
Carnival Corp. (a)	100,195	1,956,808
Chipotle Mexican Grill, Inc. (a)	129,605	6,507,467
Darden Restaurants, Inc.	11,202	2,327,328
Domino's Pizza, Inc.	3,302	1,517,104
DoorDash, Inc., Class A (a)	32,406	5,922,845
Expedia Group, Inc.	11,794	1,982,571
Hilton Worldwide Holdings, Inc.	23,007	5,235,243
Las Vegas Sands Corp.	32,861	1,269,421
Marriott International, Inc., Class A	21,882	5,212,292
McDonald's Corp.	68,527	21,405,779
MGM Resorts International (a)	21,394	634,118
Norwegian Cruise Line Holdings Ltd. (a)	42,047	797,211
Royal Caribbean Cruises Ltd.	23,677	4,864,203
Starbucks Corp.	108,621	10,654,634
Wynn Resorts Ltd.	8,566	715,261
Yum! Brands, Inc.	26,686	4,199,309
		95,235,341
Household Durables 0.3%
DR Horton, Inc.	27,120	3,447,766
Garmin Ltd.	14,690	3,189,640
Lennar Corp., Class A	22,330	2,563,037
Mohawk Industries, Inc. (a)	5,010	572,042
NVR, Inc. (a)	286	2,071,895
PulteGroup, Inc.	19,360	1,990,208
		13,834,588
Household Products 1.2%
Church & Dwight Co., Inc.	23,521	2,589,427
Clorox Co. (The)	11,780	1,734,605
Colgate-Palmolive Co.	77,603	7,271,401
Kimberly-Clark Corp.	31,717	4,510,792
Procter & Gamble Co. (The)	224,227	38,212,765
		54,318,990
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	67,992	844,461
Vistra Corp.	32,534	3,820,793
		4,665,254
Industrial Conglomerates 0.5%
3M Co.	51,915	7,624,237
Honeywell International, Inc.	62,180	13,166,615
		20,790,852

	Shares	Value
Common Stocks
Industrial REITs 0.2%
Prologis, Inc.	88,631	$ 9,908,059
Insurance 2.4%
Aflac, Inc.	47,331	5,262,734
Allstate Corp. (The)	25,341	5,247,361
American International Group, Inc.	56,738	4,932,802
Aon plc, Class A	20,681	8,253,580
Arch Capital Group Ltd.	35,848	3,447,861
Arthur J. Gallagher & Co.	24,323	8,397,273
Assurant, Inc.	4,904	1,028,614
Brown & Brown, Inc.	22,694	2,823,134
Chubb Ltd.	35,635	10,761,414
Cincinnati Financial Corp.	14,956	2,209,300
Erie Indemnity Co., Class A	2,385	999,434
Everest Group Ltd.	4,110	1,493,286
Globe Life, Inc.	8,027	1,057,316
Hanover Insurance Group, Inc. (The)	27,502	3,402,823
Loews Corp.	16,895	1,552,819
Marsh & McLennan Cos., Inc.	46,965	11,460,869
MetLife, Inc.	55,360	4,444,854
Principal Financial Group, Inc.	20,122	1,697,693
Progressive Corp. (The)	56,018	15,853,654
Prudential Financial, Inc.	33,851	3,780,480
Travelers Cos., Inc. (The)	21,681	5,733,757
W R Berkley Corp.	28,712	2,043,146
Willis Towers Watson plc	9,544	3,225,395
		109,109,599
Interactive Media & Services 6.0%
Alphabet, Inc.
Class A	557,782	86,255,408
Class C	452,061	70,625,490

Match Group, Inc.	24,011	749,143
Meta Platforms, Inc., Class A	209,410	120,695,548
		278,325,589
IT Services 1.2%
Accenture plc, Class A	59,812	18,663,737
Akamai Technologies, Inc. (a)	14,366	1,156,463
Cognizant Technology Solutions Corp., Class A	47,298	3,618,297
EPAM Systems, Inc. (a)	5,424	915,788
Gartner, Inc. (a)	7,346	3,083,410
GoDaddy, Inc., Class A (a)	13,503	2,432,430
International Business Machines Corp.	88,419	21,986,269
VeriSign, Inc. (a)	7,785	1,976,378
		53,832,772

	Shares	Value
Common Stocks
Leisure Products 0.0% ‡
Hasbro, Inc.	12,539	$ 771,023
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	27,281	3,191,331
Bio-Techne Corp.	15,117	886,310
Charles River Laboratories International, Inc. (a)	4,890	736,043
Danaher Corp.	61,200	12,546,000
IQVIA Holdings, Inc. (a)	15,998	2,820,447
Mettler-Toledo International, Inc. (a)	2,000	2,361,820
Revvity, Inc.	11,638	1,231,300
Thermo Fisher Scientific, Inc.	36,577	18,200,715
Waters Corp. (a)	5,678	2,092,741
West Pharmaceutical Services, Inc.	6,925	1,550,369
		45,617,076
Machinery 1.6%
Caterpillar, Inc.	45,702	15,072,520
Cummins, Inc.	13,147	4,120,796
Deere & Co.	24,221	11,368,126
Dover Corp.	13,122	2,305,273
Fortive Corp.	32,627	2,387,644
IDEX Corp.	7,241	1,310,404
Illinois Tool Works, Inc.	25,540	6,334,175
Ingersoll Rand, Inc.	38,526	3,083,236
Nordson Corp.	5,186	1,046,120
Otis Worldwide Corp.	37,917	3,913,034
PACCAR, Inc.	50,146	4,882,716
Parker-Hannifin Corp.	12,313	7,484,457
Pentair plc	15,800	1,382,184
Snap-on, Inc.	5,010	1,688,420
Stanley Black & Decker, Inc.	14,742	1,133,365
Westinghouse Air Brake Technologies Corp.	16,337	2,962,715
Xylem, Inc.	23,232	2,775,295
		73,250,480
Media 0.5%
Charter Communications, Inc., Class A (a)(b)	9,230	3,401,532
Comcast Corp., Class A	360,658	13,308,280
Fox Corp.
Class A	20,833	1,179,148
Class B	12,615	664,937

Interpublic Group of Cos., Inc. (The)	35,622	967,494
News Corp.
Class A	36,152	984,057
Class B	10,682	324,412

Omnicom Group, Inc.	18,790	1,557,879
Paramount Global, Class B	56,893	680,440
		23,068,179

	Shares	Value
Common Stocks
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	137,421	$ 5,202,759
Newmont Corp.	108,865	5,256,002
Nucor Corp.	22,454	2,702,115
Steel Dynamics, Inc.	13,539	1,693,458
		14,854,334
Multi-Utilities 0.7%
Ameren Corp.	25,809	2,591,223
CenterPoint Energy, Inc.	62,321	2,257,890
CMS Energy Corp.	28,572	2,146,043
Consolidated Edison, Inc.	33,130	3,663,847
Dominion Energy, Inc.	80,326	4,503,879
DTE Energy Co.	19,818	2,740,235
NiSource, Inc.	44,938	1,801,564
Public Service Enterprise Group, Inc.	47,643	3,921,019
Sempra	60,569	4,322,204
WEC Energy Group, Inc.	30,378	3,310,594
		31,258,498
Office REITs 0.0% ‡
BXP, Inc.	13,915	934,949
Oil, Gas & Consumable Fuels 3.3%
APA Corp.	35,376	743,604
Chevron Corp.	159,818	26,735,953
ConocoPhillips	122,005	12,812,965
Coterra Energy, Inc.	70,423	2,035,225
Devon Energy Corp.	62,816	2,349,318
Diamondback Energy, Inc.	17,870	2,857,056
EOG Resources, Inc.	53,784	6,897,260
EQT Corp.	57,058	3,048,609
Expand Energy Corp.	17,569	1,955,781
Exxon Mobil Corp.	416,257	49,505,445
Hess Corp.	26,430	4,221,664
Kinder Morgan, Inc.	184,854	5,273,885
Marathon Petroleum Corp.	30,218	4,402,460
Occidental Petroleum Corp.	64,605	3,188,903
ONEOK, Inc.	59,329	5,886,623
Phillips 66	39,492	4,876,472
Targa Resources Corp.	20,852	4,180,201
Texas Pacific Land Corp.	1,802	2,387,632
Valero Energy Corp.	30,274	3,998,287
Williams Cos., Inc. (The)	116,567	6,966,044
		154,323,387
Passenger Airlines 0.1%
Delta Air Lines, Inc.	61,357	2,675,165
Southwest Airlines Co.	56,673	1,903,079

	Shares	Value
Common Stocks
Passenger Airlines
United Airlines Holdings, Inc. (a)	31,449	$ 2,171,554
		6,749,798
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	22,393	1,477,938
Kenvue, Inc.	183,338	4,396,445
		5,874,383
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	194,054	11,835,353
Eli Lilly & Co.	75,346	62,229,015
Johnson & Johnson	230,229	38,181,177
Merck & Co., Inc.	241,897	21,712,675
Pfizer, Inc.	541,908	13,731,949
Viatris, Inc.	114,138	994,142
Zoetis, Inc.	42,820	7,050,313
		155,734,624
Professional Services 0.7%
Automatic Data Processing, Inc.	38,907	11,887,256
Broadridge Financial Solutions, Inc.	11,190	2,713,127
Dayforce, Inc. (a)	15,204	886,849
Equifax, Inc.	11,858	2,888,135
Jacobs Solutions, Inc.	11,704	1,414,897
Leidos Holdings, Inc.	12,543	1,692,552
Paychex, Inc.	30,644	4,727,756
Paycom Software, Inc.	4,503	983,816
Verisk Analytics, Inc.	13,503	4,018,763
		31,213,151
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A (a)	28,265	3,696,496
CoStar Group, Inc. (a)	40,299	3,192,890
		6,889,386
Residential REITs 0.3%
AvalonBay Communities, Inc.	13,585	2,915,613
Camden Property Trust	10,201	1,247,582
Equity Residential	32,678	2,339,091
Essex Property Trust, Inc.	6,146	1,884,179
Invitation Homes, Inc.	54,480	1,898,628
Mid-America Apartment Communities, Inc.	11,179	1,873,377
UDR, Inc.	28,791	1,300,490
		13,458,960
Retail REITs 0.3%
Federal Realty Investment Trust	7,374	721,325
Kimco Realty Corp.	64,977	1,380,111
Realty Income Corp.	83,692	4,854,973

	Shares	Value
Common Stocks
Retail REITs
Regency Centers Corp.	15,609	$ 1,151,320
Simon Property Group, Inc.	29,328	4,870,794
		12,978,523
Semiconductors & Semiconductor Equipment 9.7%
Advanced Micro Devices, Inc. (a)	154,959	15,920,488
Analog Devices, Inc.	47,440	9,567,225
Applied Materials, Inc.	77,715	11,278,001
Broadcom, Inc.	448,230	75,047,149
Enphase Energy, Inc. (a)	12,668	786,049
First Solar, Inc. (a)	10,237	1,294,264
Intel Corp.	414,058	9,403,257
KLA Corp.	12,707	8,638,219
Lam Research Corp.	122,751	8,923,998
Microchip Technology, Inc.	51,429	2,489,678
Micron Technology, Inc.	106,543	9,257,521
Monolithic Power Systems, Inc.	4,573	2,652,248
NVIDIA Corp.	2,341,864	253,811,220
NXP Semiconductors NV	24,304	4,619,218
ON Semiconductor Corp. (a)	40,299	1,639,766
QUALCOMM, Inc.	105,762	16,246,101
Skyworks Solutions, Inc.	15,371	993,428
Teradyne, Inc.	15,574	1,286,412
Texas Instruments, Inc.	87,051	15,643,065
		449,497,307
Software 9.6%
Adobe, Inc. (a)	41,627	15,965,203
ANSYS, Inc. (a)	8,362	2,647,075
Autodesk, Inc. (a)	20,559	5,382,346
Cadence Design Systems, Inc. (a)	26,226	6,670,058
Crowdstrike Holdings, Inc., Class A (a)	23,554	8,304,669
Fair Isaac Corp. (a)	2,335	4,306,114
Fortinet, Inc. (a)	60,833	5,855,785
Gen Digital, Inc.	51,862	1,376,417
Intuit, Inc.	26,767	16,434,670
Microsoft Corp.	710,877	266,856,117
Oracle Corp.	155,127	21,688,306
Palantir Technologies, Inc., Class A (a)	196,014	16,543,582
Palo Alto Networks, Inc. (a)	63,314	10,803,901
PTC, Inc. (a)	11,506	1,782,855
Roper Technologies, Inc.	10,254	6,045,553
Salesforce, Inc.	91,513	24,558,429
ServiceNow, Inc. (a)	19,699	15,683,162
Synopsys, Inc. (a)	14,782	6,339,261
Tyler Technologies, Inc. (a)	4,093	2,379,629
Workday, Inc., Class A (a)	20,464	4,778,958
		444,402,090

	Shares	Value
Common Stocks
Specialized REITs 0.9%
American Tower Corp.	44,685	$ 9,723,456
Crown Castle, Inc.	41,559	4,331,695
Digital Realty Trust, Inc.	30,260	4,335,955
Equinix, Inc.	9,307	7,588,462
Extra Space Storage, Inc.	20,271	3,010,041
Iron Mountain, Inc.	28,089	2,416,778
Public Storage	15,070	4,510,300
SBA Communications Corp.	10,282	2,262,143
VICI Properties, Inc.	100,806	3,288,292
Weyerhaeuser Co.	69,384	2,031,563
		43,498,685
Specialty Retail 1.9%
AutoZone, Inc. (a)	1,605	6,119,512
Best Buy Co., Inc.	18,604	1,369,441
CarMax, Inc. (a)	14,707	1,145,969
Home Depot, Inc. (The)	94,991	34,813,252
Lowe's Cos., Inc.	53,995	12,593,254
O'Reilly Automotive, Inc. (a)	5,497	7,874,892
Ross Stores, Inc.	31,550	4,031,775
TJX Cos., Inc. (The)	107,498	13,093,256
Tractor Supply Co.	51,083	2,814,673
Ulta Beauty, Inc. (a)	4,438	1,626,705
Williams-Sonoma, Inc.	10,284	1,625,900
		87,108,629
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. (c)	1,436,491	319,087,746
Dell Technologies, Inc., Class C	29,831	2,719,096
Hewlett Packard Enterprise Co.	125,595	1,937,931
HP, Inc.	89,677	2,483,156
NetApp, Inc.	19,441	1,707,697
Seagate Technology Holdings plc	20,245	1,719,813
Super Micro Computer, Inc. (a)(b)	48,156	1,648,861
Western Digital Corp. (a)	33,261	1,344,742
		332,649,042
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	14,513	1,622,699
Lululemon Athletica, Inc. (a)	10,714	3,032,705
NIKE, Inc., Class B	112,956	7,170,447
Ralph Lauren Corp.	3,814	841,902
Tapestry, Inc.	19,796	1,393,836
		14,061,589
Tobacco 0.7%
Altria Group, Inc.	162,067	9,727,262
Philip Morris International, Inc.	148,684	23,600,611
		33,327,873

	Shares	Value
Common Stocks
Trading Companies & Distributors 0.3%
Fastenal Co.	54,833	$ 4,252,299
United Rentals, Inc.	6,245	3,913,741
WW Grainger, Inc.	4,238	4,186,424
		12,352,464
Water Utilities 0.1%
American Water Works Co., Inc.	18,637	2,749,330
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	45,855	12,229,987
Total Common Stocks (d) (Cost $1,231,581,781)		4,546,711,360

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Shares

Short-Term Investments 1.4%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 4.164% (f)	1,231,785	1,231,785
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.376% (f)(g)	342,695	342,695

	Principal Amount

U.S. Treasury Debt 1.4%
U.S. Treasury Bills
4.205%, due 6/24/25 (c)(h)	$ 62,300,000	61,690,187
Total Short-Term Investments (Cost $63,269,955)		63,264,667
Total Investments (Cost $1,294,855,984)	100.0%	4,609,980,275
Other Assets, Less Liabilities	0.0‡	1,403,997
Net Assets	100.0%	$ 4,611,384,272

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $4,717,292; the total market value of collateral held by the Portfolio was $4,820,394. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,477,699. The Portfolio received cash collateral with a value of $342,695.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Portfolio’s net assets.
(e)	Illiquid security—As of March 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $4,248, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(f)	Current yield as of March 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 686	$ 19,571	$ (19,025)	$ —	$ —	$ 1,232	$ 5	$ —	1,232
Futures Contracts
As of March 31, 2025, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	219	June 2025	$ 62,227,485	$ 61,903,088	$ (324,397)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2025.
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 4,546,711,360	$ —	$ —	$ 4,546,711,360
Rights	—	4,248	—	4,248
Short-Term Investments
Affiliated Investment Company	1,231,785	—	—	1,231,785
Unaffiliated Investment Company	342,695	—	—	342,695
U.S. Treasury Debt	—	61,690,187	—	61,690,187
Total Short-Term Investments	1,574,480	61,690,187	—	63,264,667
Total Investments in Securities	$ 4,548,285,840	$ 61,694,435	$ —	$ 4,609,980,275
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (324,397)	$ —	$ —	$ (324,397)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Wellington Small Cap Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 95.3%
Aerospace & Defense 1.1%
Hexcel Corp.	33,219	$ 1,819,072
Spirit AeroSystems Holdings, Inc., Class A (a)	54,771	1,887,409
		3,706,481
Automobile Components 1.1%
Goodyear Tire & Rubber Co. (The) (a)	172,700	1,595,748
Phinia, Inc.	40,018	1,697,964
Visteon Corp. (a)	7,809	606,134
		3,899,846
Banks 10.1%
Bank OZK	42,974	1,867,220
Banner Corp.	29,748	1,897,030
Cadence Bank	123,831	3,759,509
Columbia Banking System, Inc.	75,865	1,892,073
CVB Financial Corp.	118,474	2,187,030
First Hawaiian, Inc.	81,840	2,000,170
First Interstate BancSystem, Inc., Class A	116,204	3,329,245
FNB Corp.	128,808	1,732,468
Home BancShares, Inc.	89,131	2,519,733
Old National Bancorp	110,213	2,335,413
Pacific Premier Bancorp, Inc.	73,542	1,567,915
Prosperity Bancshares, Inc.	23,184	1,654,642
Sandy Spring Bancorp, Inc.	72,011	2,012,707
Stellar Bancorp, Inc.	57,813	1,599,108
United Community Banks, Inc.	51,404	1,445,995
Veritex Holdings, Inc.	62,874	1,569,964
WSFS Financial Corp.	28,498	1,478,191
		34,848,413
Biotechnology 6.9%
ACADIA Pharmaceuticals, Inc. (a)	8,206	136,302
ADMA Biologics, Inc. (a)	14,817	293,969
Agios Pharmaceuticals, Inc. (a)	3,879	113,655
Akero Therapeutics, Inc. (a)	4,700	190,256
Alkermes plc (a)	11,233	370,914
Amicus Therapeutics, Inc. (a)	81,956	668,761
Apogee Therapeutics, Inc. (a)	12,173	454,783
Arcellx, Inc. (a)	2,923	191,749
Arcutis Biotherapeutics, Inc. (a)	7,359	115,095
Ardelyx, Inc. (a)	16,165	79,370
Arrowhead Pharmaceuticals, Inc. (a)	8,341	106,264
Aurinia Pharmaceuticals, Inc. (a)	8,749	70,342
Avidity Biosciences, Inc. (a)	28,184	831,992
Beam Therapeutics, Inc. (a)	5,361	104,700
BioCryst Pharmaceuticals, Inc. (a)	14,481	108,608
Biohaven Ltd. (a)	15,332	368,581
Blueprint Medicines Corp. (a)	14,878	1,316,852
Bridgebio Pharma, Inc. (a)	9,513	328,864

	Shares	Value
Common Stocks
Biotechnology
CareDx, Inc. (a)	3,507	$ 62,249
Catalyst Pharmaceuticals, Inc. (a)	7,680	186,240
Celldex Therapeutics, Inc. (a)	29,645	538,057
CG oncology, Inc. (a)	3,290	80,572
Crinetics Pharmaceuticals, Inc. (a)	27,051	907,291
Cytokinetics, Inc. (a)	19,534	785,071
Denali Therapeutics, Inc. (a)	8,552	116,264
Disc Medicine, Inc. (a)	11,062	549,118
Dynavax Technologies Corp. (a)	8,991	116,613
Dyne Therapeutics, Inc. (a)	5,758	60,229
Geron Corp. (a)	149,233	237,280
Halozyme Therapeutics, Inc. (a)	8,449	539,131
Ideaya Biosciences, Inc. (a)	5,784	94,742
Immunovant, Inc. (a)	3,961	67,693
Insmed, Inc. (a)	29,132	2,222,480
Iovance Biotherapeutics, Inc. (a)	18,866	62,824
Janux Therapeutics, Inc. (a)	6,473	174,771
Krystal Biotech, Inc. (a)	1,673	301,642
Kymera Therapeutics, Inc. (a)	3,347	91,607
Madrigal Pharmaceuticals, Inc. (a)(b)	1,209	400,457
MannKind Corp. (a)	18,696	94,041
Merus NV (a)	13,629	573,645
MiMedx Group, Inc. (a)	8,237	62,601
Mirum Pharmaceuticals, Inc. (a)	2,742	123,527
Myriad Genetics, Inc. (a)	6,280	55,704
Novavax, Inc. (a)(b)	10,350	66,344
Nurix Therapeutics, Inc. (a)	21,164	251,428
Nuvalent, Inc., Class A (a)	11,413	809,410
Protagonist Therapeutics, Inc. (a)	16,407	793,443
PTC Therapeutics, Inc. (a)	21,983	1,120,254
Recursion Pharmaceuticals, Inc., Class A (a)(b)	17,038	90,131
Revolution Medicines, Inc. (a)	38,709	1,368,750
Rhythm Pharmaceuticals, Inc. (a)	3,734	197,790
Rocket Pharmaceuticals, Inc. (a)	40,854	272,496
Scholar Rock Holding Corp. (a)	17,219	553,591
Soleno Therapeutics, Inc. (a)	5,629	402,192
SpringWorks Therapeutics, Inc. (a)	4,844	213,766
Summit Therapeutics, Inc. (a)(b)	6,420	123,842
Syndax Pharmaceuticals, Inc. (a)	5,702	70,049
TG Therapeutics, Inc. (a)	9,668	381,209
Travere Therapeutics, Inc. (a)	5,258	94,223
Twist Bioscience Corp. (a)	3,951	155,116
Vaxcyte, Inc. (a)	21,791	822,828
Vera Therapeutics, Inc. (a)	3,021	72,564
Veracyte, Inc. (a)	5,366	159,102
Vericel Corp. (a)	23,540	1,050,355
Viridian Therapeutics, Inc. (a)	5,025	67,737

	Shares	Value
Common Stocks
Biotechnology
Xencor, Inc. (a)	4,720	$ 50,221
		23,541,747
Broadline Retail 0.7%
Global-e Online Ltd. (a)	14,279	509,046
Ollie's Bargain Outlet Holdings, Inc. (a)	15,611	1,816,496
		2,325,542
Building Products 1.8%
AZEK Co., Inc. (The) (a)	49,950	2,442,055
Gibraltar Industries, Inc. (a)	33,716	1,977,781
Zurn Elkay Water Solutions Corp.	49,613	1,636,237
		6,056,073
Capital Markets 1.3%
Evercore, Inc., Class A	4,035	805,871
Hamilton Lane, Inc., Class A	9,351	1,390,213
PJT Partners, Inc., Class A	15,866	2,187,604
		4,383,688
Chemicals 0.8%
Cabot Corp.	23,818	1,980,229
Mativ Holdings, Inc.	105,523	657,408
		2,637,637
Commercial Services & Supplies 2.9%
Brady Corp., Class A	30,420	2,148,869
Casella Waste Systems, Inc., Class A (a)	20,716	2,310,041
Interface, Inc.	93,996	1,864,881
Loomis AB	44,217	1,792,972
MillerKnoll, Inc.	100,529	1,924,125
		10,040,888
Construction & Engineering 0.6%
Ameresco, Inc., Class A (a)	48,287	583,307
Fluor Corp. (a)	43,798	1,568,844
		2,152,151
Consumer Finance 2.7%
Bread Financial Holdings, Inc.	42,677	2,137,264
Enova International, Inc. (a)	35,264	3,405,092
Navient Corp.	157,712	1,991,902
PROG Holdings, Inc.	67,518	1,795,979
		9,330,237
Consumer Staples Distribution & Retail 1.0%
Grocery Outlet Holding Corp. (a)	141,748	1,981,637
Maplebear, Inc. (a)	13,395	534,327
Sprouts Farmers Market, Inc. (a)	6,828	1,042,226
		3,558,190

	Shares	Value
Common Stocks
Containers & Packaging 1.1%
Greif, Inc., Class A	31,132	$ 1,711,949
Sonoco Products Co.	40,613	1,918,558
		3,630,507
Diversified Consumer Services 2.4%
Adtalem Global Education, Inc. (a)	24,895	2,505,433
H&R Block, Inc.	20,360	1,117,968
Laureate Education, Inc. (a)	153,421	3,137,459
Stride, Inc. (a)	12,235	1,547,727
		8,308,587
Electric Utilities 0.6%
Portland General Electric Co.	45,227	2,017,124
Electrical Equipment 0.7%
Acuity, Inc.	5,248	1,382,061
NEXTracker, Inc., Class A (a)	26,486	1,116,120
		2,498,181
Electronic Equipment, Instruments & Components 2.2%
Ingram Micro Holding Corp.	37,199	659,910
Novanta, Inc. (a)	11,766	1,504,518
PAR Technology Corp. (a)	10,311	632,477
TTM Technologies, Inc. (a)	128,290	2,631,228
Vishay Intertechnology, Inc.	139,713	2,221,437
		7,649,570
Energy Equipment & Services 2.2%
Cactus, Inc., Class A	17,438	799,184
ChampionX Corp.	72,923	2,173,105
Helix Energy Solutions Group, Inc. (a)	227,667	1,891,913
Select Water Solutions, Inc.	151,336	1,589,028
Tidewater, Inc. (a)	22,702	959,613
		7,412,843
Financial Services 4.2%
Federal Agricultural Mortgage Corp., Class C	10,216	1,915,602
HA Sustainable Infrastructure Capital, Inc. (b)	38,628	1,129,483
NMI Holdings, Inc. (a)	57,203	2,062,168
Radian Group, Inc.	71,939	2,379,023
Remitly Global, Inc. (a)	124,535	2,590,328
Repay Holdings Corp. (a)	427,955	2,383,709
Shift4 Payments, Inc., Class A (a)(b)	23,670	1,934,076
		14,394,389
Food Products 1.4%
Freshpet, Inc. (a)	16,067	1,336,292
Hain Celestial Group, Inc. (The) (a)	336,104	1,394,832

	Shares	Value
Common Stocks
Food Products
WK Kellogg Co. (b)	102,895	$ 2,050,697
		4,781,821
Gas Utilities 2.0%
New Jersey Resources Corp.	47,189	2,315,092
Spire, Inc.	29,411	2,301,411
UGI Corp.	69,141	2,286,493
		6,902,996
Ground Transportation 0.7%
Ryder System, Inc.	17,673	2,541,554
Health Care Equipment & Supplies 4.9%
Artivion, Inc. (a)	101,304	2,490,052
Glaukos Corp. (a)	13,716	1,349,929
Inspire Medical Systems, Inc. (a)	7,603	1,211,006
Integra LifeSciences Holdings Corp. (a)	83,870	1,844,301
Lantheus Holdings, Inc. (a)	24,759	2,416,479
Omnicell, Inc. (a)	53,969	1,886,756
PROCEPT BioRobotics Corp. (a)	35,939	2,093,806
SI-BONE, Inc. (a)	78,192	1,097,034
TransMedics Group, Inc. (a)(b)	11,633	782,668
Varex Imaging Corp. (a)	128,485	1,490,426
		16,662,457
Health Care Providers & Services 1.6%
Acadia Healthcare Co., Inc. (a)	16,497	500,189
GeneDx Holdings Corp. (a)	19,334	1,712,316
Hims & Hers Health, Inc. (a)	32,529	961,232
PACS Group, Inc. (a)	5,698	64,045
Progyny, Inc. (a)	96,200	2,149,108
		5,386,890
Health Care REITs 0.6%
CareTrust REIT, Inc.	75,419	2,155,475
Health Care Technology 0.4%
Veradigm, Inc. (a)	301,053	1,312,591
Hotel & Resort REITs 1.0%
Pebblebrook Hotel Trust	172,695	1,749,400
Ryman Hospitality Properties, Inc.	17,661	1,614,922
		3,364,322
Hotels, Restaurants & Leisure 1.6%
Cracker Barrel Old Country Store, Inc.	38,472	1,493,483
Genius Sports Ltd. (a)	181,495	1,816,765
Monarch Casino & Resort, Inc.	25,423	1,976,638

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Wingstop, Inc.	1,054	$ 237,762
		5,524,648
Household Durables 2.5%
Champion Homes, Inc. (a)	63,232	5,991,864
Helen of Troy Ltd. (a)	30,073	1,608,605
Leggett & Platt, Inc.	143,148	1,132,301
		8,732,770
Household Products 0.5%
Energizer Holdings, Inc.	57,521	1,721,028
Insurance 2.2%
Kemper Corp.	28,259	1,889,114
Lancashire Holdings Ltd.	217,546	1,620,945
ProAssurance Corp. (a)	82,119	1,917,479
SiriusPoint Ltd. (a)	126,788	2,192,165
		7,619,703
Interactive Media & Services 0.0% ‡
Ziff Davis, Inc. (a)	2,705	101,654
Leisure Products 1.0%
Malibu Boats, Inc., Class A (a)	50,197	1,540,044
Sturm Ruger & Co., Inc.	48,983	1,924,542
		3,464,586
Machinery 2.3%
Blue Bird Corp. (a)	60,292	1,951,652
Greenbrier Cos., Inc. (The)	46,631	2,388,440
Kennametal, Inc.	79,973	1,703,425
Proto Labs, Inc. (a)	57,028	1,998,261
		8,041,778
Media 1.7%
Criteo SA, Sponsored ADR (a)	39,080	1,383,823
Magnite, Inc. (a)	220,251	2,513,064
National CineMedia, Inc. (a)	307,241	1,794,287
		5,691,174
Metals & Mining 1.3%
Kaiser Aluminum Corp.	54,151	3,282,633
Ramaco Resources, Inc., Class A	149,108	1,227,159
Ramaco Resources, Inc., Class B (b)	4,481	31,860
		4,541,652
Mortgage Real Estate Investment Trusts 0.5%
Rithm Capital Corp.	147,439	1,688,177

	Shares	Value
Common Stocks
Office REITs 0.4%
Piedmont Office Realty Trust, Inc., Class A	192,405	$ 1,418,025
Oil, Gas & Consumable Fuels 1.2%
Civitas Resources, Inc.	26,789	934,668
PBF Energy, Inc., Class A	44,162	843,053
Viper Energy, Inc.	49,802	2,248,560
		4,026,281
Personal Care Products 0.4%
BellRing Brands, Inc. (a)	20,453	1,522,930
Pharmaceuticals 1.9%
Amneal Pharmaceuticals, Inc. (a)	11,104	93,052
Amphastar Pharmaceuticals, Inc. (a)	2,680	77,693
ANI Pharmaceuticals, Inc. (a)	1,296	86,767
Arvinas, Inc. (a)	4,374	30,706
Axsome Therapeutics, Inc. (a)	4,172	486,580
Corcept Therapeutics, Inc. (a)	5,614	641,231
Edgewise Therapeutics, Inc. (a)	4,963	109,186
Harmony Biosciences Holdings, Inc. (a)	2,593	86,062
Innoviva, Inc. (a)	3,868	70,127
Intra-Cellular Therapies, Inc. (a)	10,824	1,427,902
Ligand Pharmaceuticals, Inc. (a)	1,198	125,958
Liquidia Corp. (a)	4,411	65,062
Ocular Therapeutix, Inc. (a)	10,252	75,147
Pacira BioSciences, Inc. (a)	58,959	1,465,131
Prestige Consumer Healthcare, Inc. (a)	3,393	291,696
Structure Therapeutics, Inc., ADR (a)(b)	9,004	155,859
Supernus Pharmaceuticals, Inc. (a)	3,507	114,854
Tarsus Pharmaceuticals, Inc. (a)	2,593	133,202
Verona Pharma plc, ADR (a)	14,536	922,891
WaVe Life Sciences Ltd. (a)	6,497	52,496
		6,511,602
Professional Services 4.1%
ExlService Holdings, Inc. (a)	64,921	3,064,920
Maximus, Inc.	24,134	1,645,697
TriNet Group, Inc.	35,812	2,837,743
Verra Mobility Corp. (a)	194,660	4,381,797
WNS Holdings Ltd. (a)	35,391	2,176,193
		14,106,350
Real Estate Management & Development 0.5%
Marcus & Millichap, Inc.	50,686	1,746,133
Residential REITs 0.7%
Independence Realty Trust, Inc.	109,242	2,319,208

	Shares	Value
Common Stocks
Retail REITs 0.7%
Macerich Co. (The)	142,849	$ 2,452,717
Semiconductors & Semiconductor Equipment 2.7%
Credo Technology Group Holding Ltd. (a)	10,634	427,062
Ichor Holdings Ltd. (a)	138,205	3,124,815
MKS Instruments, Inc.	8,495	680,874
Silicon Motion Technology Corp., ADR	27,395	1,385,091
SiTime Corp. (a)	7,862	1,201,864
Synaptics, Inc. (a)	8,714	555,256
Tower Semiconductor Ltd. (a)	49,777	1,775,048
		9,150,010
Software 6.6%
A10 Networks, Inc.	126,753	2,071,144
Adeia, Inc.	132,393	1,750,235
Agilysys, Inc. (a)	10,486	760,654
AvePoint, Inc. (a)	163,259	2,357,460
Clearwater Analytics Holdings, Inc., Class A (a)	70,736	1,895,725
CyberArk Software Ltd. (a)	8,348	2,821,624
Docebo, Inc. (a)	48,852	1,402,541
Freshworks, Inc., Class A (a)	43,762	617,482
Intapp, Inc. (a)	11,845	691,511
Jamf Holding Corp. (a)	84,458	1,026,165
NCR Voyix Corp. (a)	146,340	1,426,815
RingCentral, Inc., Class A (a)	64,728	1,602,665
SEMrush Holdings, Inc., Class A (a)	134,064	1,250,817
Verint Systems, Inc. (a)	69,816	1,246,216
Xperi, Inc. (a)	225,857	1,743,616
		22,664,670
Specialty Retail 0.9%
Boot Barn Holdings, Inc. (a)	11,667	1,253,386
Upbound Group, Inc.	79,003	1,892,912
		3,146,298
Textiles, Apparel & Luxury Goods 0.6%
Carter's, Inc.	21,401	875,301
Steven Madden Ltd.	47,951	1,277,415
		2,152,716
Trading Companies & Distributors 4.0%
Air Lease Corp.	41,688	2,013,947
Applied Industrial Technologies, Inc.	12,960	2,920,407
FTAI Aviation Ltd.	9,510	1,055,895
MRC Global, Inc. (a)	244,742	2,809,638
MSC Industrial Direct Co., Inc., Class A	24,480	1,901,362
Rush Enterprises, Inc., Class A	28,373	1,515,402

	Shares	Value
Common Stocks
Trading Companies & Distributors
Xometry, Inc., Class A (a)	59,502	$ 1,482,790
		13,699,441
Total Common Stocks (Cost $326,152,249)		327,543,751
Exchange-Traded Funds 2.9%
iShares Russell 2000 ETF (b)	24,181	4,823,868
iShares Russell 2000 Value ETF (b)	34,566	5,218,774
Total Exchange-Traded Funds (Cost $11,093,139)		10,042,642
Short-Term Investments 2.1%
Affiliated Investment Company 1.6%
NYLI U.S. Government Liquidity Fund, 4.164% (c)	5,367,805	5,367,805
Unaffiliated Investment Companies 0.5%
Invesco Government & Agency Portfolio, 4.376% (c)(d)	902,325	902,325
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.368% (c)(d)	1,000,000	1,000,000
		1,902,325
Total Short-Term Investments (Cost $7,270,130)		7,270,130
Total Investments (Cost $344,515,518)	100.3%	344,856,523
Other Assets, Less Liabilities	(0.3)	(1,042,311)
Net Assets	100.0%	$ 343,814,212

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $13,870,057; the total market value of collateral held by the Portfolio was $14,294,174. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,391,849. The Portfolio received cash collateral with a value of $1,902,325.
(c)	Current yield as of March 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,197	$ 26,199	$ (27,028)	$ —	$ —	$ 5,368	$ 56	$ —	5,368
Futures Contracts
As of March 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	48	June 2025	$ 4,967,780	$ 4,865,040	$ (102,740)

1.	As of March 31, 2025, cash in the amount of $427,243 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 8,247,916	$ 1,792,972	$ —	$ 10,040,888
Insurance	5,998,758	1,620,945	—	7,619,703
All Other Industries	309,883,160	—	—	309,883,160
Total Common Stocks	324,129,834	3,413,917	—	327,543,751
Exchange-Traded Funds	10,042,642	—	—	10,042,642
Short-Term Investments
Affiliated Investment Company	5,367,805	—	—	5,367,805
Unaffiliated Investment Companies	1,902,325	—	—	1,902,325
Total Short-Term Investments	7,270,130	—	—	7,270,130
Total Investments in Securities	$ 341,442,606	$ 3,413,917	$ —	$ 344,856,523
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (102,740)	$ —	$ —	$ (102,740)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP MacKay Strategic Bond Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.1%
Asset-Backed Securities 12.9%
Automobile Asset-Backed Securities 6.6%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 841,149	$ 838,295
Series 2024-A, Class G
12.748%, due 5/17/32	1,221,096	1,245,801
American Credit Acceptance Receivables Trust
Series 2021-4, Class E
3.12%, due 2/14/28 (a)	1,600,000	1,593,104
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	1,195,000	1,263,473
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,300,000	1,324,364
CarMax Select Receivables Trust
Series 2025-A, Class D
5.86%, due 7/15/31	1,005,000	1,010,207
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	1,762,546	1,725,311
Series 2021-4A, Class D
1.99%, due 9/15/27	1,375,000	1,347,494
Series 2021-3A, Class E
2.65%, due 9/15/28	905,000	884,517
Exeter Automobile Receivables Trust (a)
Series 2021-3A, Class E
3.04%, due 12/15/28	2,825,000	2,747,471
Series 2022-2A, Class E
6.34%, due 10/15/29	2,825,000	2,593,932
Series 2022-5A, Class E
10.45%, due 4/15/30	2,190,000	2,304,208
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	1,340,000	1,317,913
Series 2021-4, Class D
2.26%, due 12/15/27	2,765,000	2,629,593
Series 2020-1, Class D
2.48%, due 3/16/26	90,378	90,242
Series 2021-2, Class E
3.16%, due 9/15/28	1,570,000	1,497,330
Series 2021-3, Class E
3.32%, due 12/15/28	1,535,000	1,409,363
Series 2020-1, Class E
3.52%, due 6/15/27	2,460,000	2,449,575
Series 2022-1, Class D
3.64%, due 3/15/28	985,000	950,332

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Flagship Credit Auto Trust (a)
Series 2021-4, Class E
4.03%, due 3/15/29	$ 770,000	$ 691,753
Series 2020-3, Class E
4.98%, due 12/15/27	1,295,000	1,292,314
Series 2022-2, Class D
5.80%, due 4/17/28	1,995,000	1,868,877
Series 2024-1, Class D
6.30%, due 4/15/30	595,000	596,443
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	2,136,788	2,100,749
Series 2022-3A, Class E
8.35%, due 10/15/29	685,000	711,847
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
12.594% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	849,028	852,662
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	807,285	838,411
		38,175,581
Other Asset-Backed Securities 6.3%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.673% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,250,000	1,248,880
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
6.062% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	400,000	400,809
AIMCO CLO
Series 2018-AA, Class B1R
6.165% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	1,250,000	1,247,328
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,260,888	1,194,584
Series 2019-1, Class B
3.85%, due 2/15/28	859,960	825,489
Series 2021-1, Class B
3.95%, due 7/11/30	1,162,500	1,094,944
Series 2015-2, Class A
4.00%, due 9/22/27	286,809	277,499
Apidos CLO
Series 2018-18A, Class BR2
6.066% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	1,300,000	1,300,113
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	660,000	657,145

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.19% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	$ 700,000	$ 697,255
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	955,000	1,005,914
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,345,000	1,360,468
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.243% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	600,000	604,878
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,358,173	1,340,243
Series 2021-1A, Class B1
1.98%, due 3/15/61	2,751,947	2,597,349
Series 2020-1, Class A2
1.99%, due 7/15/60	922,079	846,249
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,608	1,280,077
Dext ABS LLC
Series 2025-1, Class D
5.65%, due 2/15/36 (a)	925,000	927,326
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.863% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,200,000	1,199,954
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	1,100,000	1,099,509
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.691% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,305,000	1,299,720
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.792% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	1,120,000	1,116,370
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	748,865	715,657
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.902% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	750,000	748,505
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,238,352
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	714,339

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.663% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	$ 1,050,000	$ 1,051,541
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.649% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	800,000	789,684
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.753% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	650,000	650,465
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	1,250,000	1,238,568
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.703% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,104,549
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.693% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	845,000	846,053
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.252% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	700,000	705,144
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	26,492,867	968,646
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.098% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	800,000	797,676
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,780,000	1,719,059
		36,910,341
Total Asset-Backed Securities (Cost $75,286,299)		75,085,922
Corporate Bonds 37.4%
Aerospace & Defense 0.3%
Bombardier, Inc.
7.50%, due 2/1/29 (a)	1,455,000	1,492,370
Embraer Netherlands Finance BV
5.98%, due 2/11/35	380,000	386,688
		1,879,058
Airlines 1.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	683,333	681,465
5.75%, due 4/20/29	3,255,000	3,184,958

	Principal Amount	Value
Corporate Bonds
Airlines
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	$ 295,129	$ 294,102
4.75%, due 10/20/28	2,245,000	2,235,670
Grupo Aeromexico SAB de CV
8.625%, due 11/15/31 (a)	350,000	336,833
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	922,500	926,476
		7,659,504
Auto Manufacturers 1.9%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,380,000	1,333,140
6.80%, due 5/12/28	2,175,000	2,233,834
6.95%, due 3/6/26	1,150,000	1,162,526
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	768,480
2.70%, due 6/10/31	2,255,000	1,923,464
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	4,030,000	3,825,334
		11,246,778
Banks 7.4%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(e)	825,000	829,868
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	3,000,000	2,969,760
Bank of America Corp. (f)
2.687%, due 4/22/32	1,805,000	1,588,666
3.384%, due 4/2/26	2,185,000	2,184,890
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(e)	775,000	765,630
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(e)	2,340,000	2,108,451
BNP Paribas SA (a)(b)(e)
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27	940,000	901,764
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31	1,135,000	977,006
BPCE SA (a)(f)
2.045%, due 10/19/27	1,370,000	1,313,943
6.714%, due 10/19/29	700,000	737,232
Citigroup, Inc.
2.52%, due 11/3/32 (f)	1,465,000	1,251,252
Comerica, Inc.
5.982%, due 1/30/30 (f)	1,680,000	1,707,156
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(e)	1,158,000	1,049,293

	Principal Amount	Value
Corporate Bonds
Banks
Deutsche Bank AG
3.035%, due 5/28/32 (f)	$ 640,000	$ 560,126
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	2,375,000	2,323,902
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,815,056
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	2,256,485
Itau Unibanco Holding SA
6.00%, due 2/27/30 (a)	677,000	691,522
KeyCorp
6.401%, due 3/6/35 (f)	1,985,000	2,096,994
Morgan Stanley
2.484%, due 9/16/36 (f)	2,895,000	2,400,214
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(e)	2,740,000	2,318,668
Santander Holdings USA, Inc. (f)
6.342%, due 5/31/35	1,085,000	1,110,072
6.499%, due 3/9/29	1,270,000	1,315,177
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,210,000	1,170,931
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,529,428
UBS Group AG (a)
3.091%, due 5/14/32 (f)	895,000	796,740
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	2,715,000	2,324,856
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	1,510,000	1,354,805
Series U
5.875%, due 6/15/25 (e)(g)(h)	595,000	593,846
		43,043,733
Chemicals 1.2%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,085,000	938,074
Celanese US Holdings LLC
6.95%, due 11/15/33 (h)(i)	1,335,000	1,395,170
Ma'aden Sukuk Ltd.
5.50%, due 2/13/35 (a)	700,000	709,884
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,945,000	1,954,350
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)(i)	1,565,000	1,488,562
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	750,000	703,439
		7,189,479
Commercial Services 1.3%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,960,000	1,886,988

	Principal Amount	Value
Corporate Bonds
Commercial Services
Belron UK Finance plc
5.75%, due 10/15/29 (a)	$ 1,515,000	$ 1,504,395
DP World Salaam
Series Reg S
6.00% (5 Year Treasury Constant Maturity Rate + 5.75%), due 10/1/25 (b)(e)	4,000,000	3,999,772
		7,391,155
Cosmetics & Personal Care 0.3%
Coty, Inc.
4.75%, due 1/15/29 (a)	1,560,000	1,509,683
Diversified Financial Services 2.5%
Ally Financial, Inc.
5.75%, due 11/20/25	3,570,000	3,580,576
8.00%, due 11/1/31	1,730,000	1,927,740
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,340,000	2,268,459
5.75%, due 11/15/29	1,505,000	1,534,274
Banco BTG Pactual SA (a)
2.75%, due 1/11/26	1,545,000	1,515,416
5.75%, due 1/22/30	400,000	396,424
Bread Financial Holdings, Inc.
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (a)(b)	870,000	850,708
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,570,000	1,622,788
OneMain Finance Corp.
6.75%, due 3/15/32	1,177,000	1,155,202
		14,851,587
Electric 3.1%
Adani Electricity Mumbai Ltd.
Series Reg S
3.949%, due 2/12/30	1,550,000	1,323,581
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	700,000	723,002
Alpha Generation LLC
6.75%, due 10/15/32 (a)	1,155,000	1,155,750
Aydem Yenilenebilir Enerji A/S
7.75%, due 2/2/27 (a)	940,500	936,349
Calpine Corp.
5.125%, due 3/15/28 (a)	1,260,000	1,239,712
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	945,000	909,502
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,275,000	1,125,834
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,465,000	1,480,881

	Principal Amount	Value
Corporate Bonds
Electric
Kentucky Power Co.
7.00%, due 11/15/33 (a)	$ 1,205,000	$ 1,292,492
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,015,000	1,339,371
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	950,000	962,224
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	1,290,000	1,212,173
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,505,000	1,533,920
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	876,000	816,232
7.25%, due 1/15/29 (i)	1,225,000	1,205,059
8.375%, due 1/15/31 (i)	820,000	806,376
		18,062,458
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	650,000	588,592
Food 0.7%
JBS USA LUX SARL
6.375%, due 2/25/55 (a)	1,170,000	1,195,588
Series Reg S
6.375%, due 2/25/55	200,000	204,374
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	1,090,000	1,017,911
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	2,005,000	1,786,825
		4,204,698
Forest Products & Paper 0.3%
Suzano Austria GmbH
3.75%, due 1/15/31	1,880,000	1,696,820
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,059,926
Healthcare-Services 0.2%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	980,000	924,584
Home Furnishings 0.1%
Vestel Elektronik Sanayi ve Ticaret A/S
Series Reg S
9.75%, due 5/15/29 (i)	723,000	688,838

	Principal Amount	Value
Corporate Bonds
Insurance 0.5%
Lincoln National Corp.
6.942% (3 Month SOFR + 2.619%), due 5/17/66 (b)	$ 3,253,000	$ 2,670,127
Internet 0.8%
Match Group Holdings II LLC
4.625%, due 6/1/28 (a)	440,000	422,216
Prosus NV
Series Reg S
4.027%, due 8/3/50	1,100,000	739,295
Series Reg S
4.987%, due 1/19/52	2,200,000	1,708,693
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	1,430,000	1,552,577
		4,422,781
Investment Companies 0.6%
GACI First Investment Co.
Series Reg S
5.25%, due 1/29/34	1,520,000	1,514,680
Series Reg S
5.375%, due 1/29/54 (i)	2,408,000	2,155,160
		3,669,840
Iron & Steel 0.9%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	1,450,000	1,466,591
Metinvest BV
Series Reg S
8.50%, due 4/23/26	1,125,000	1,036,406
Mineral Resources Ltd.
9.25%, due 10/1/28 (a)	1,725,000	1,724,816
Samarco Mineracao SA
Series Reg S
9.00% (9.00% PIK), due 6/30/31 (j)	981,600	950,420
		5,178,233
Leisure Time 0.3%
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	1,505,000	1,500,185
Lodging 0.9%
Fortune Star BVI Ltd.
Series Reg S
5.95%, due 10/19/25	1,800,000	1,791,224
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,050,000	1,028,018

	Principal Amount	Value
Corporate Bonds
Lodging
Sands China Ltd.
3.25%, due 8/8/31 (h)	$ 1,050,000	$ 909,074
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,860,000	1,806,114
		5,534,430
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	1,270,000	1,231,610
Media 1.2%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,400,000	1,445,570
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	750,000	695,603
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)(i)	1,610,000	1,507,721
Paramount Global
4.95%, due 1/15/31	1,920,000	1,845,003
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	1,510,000	1,497,510
		6,991,407
Mining 1.4%
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)(i)	1,525,000	1,463,883
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,180,000	1,157,818
Series Reg S
6.20%, due 4/14/52	1,000,000	969,188
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,000,000	1,030,875
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,200,000	1,237,086
Series Reg S
10.875%, due 9/17/29	550,000	566,998
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	1,875,000	1,925,775
		8,351,623
Miscellaneous—Manufacturing 0.4%
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	865,000	872,979
Textron Financial Corp.
6.32% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,705,000	1,546,725
		2,419,704

	Principal Amount	Value
Corporate Bonds
Oil & Gas 2.2%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	$ 1,800,000	$ 1,641,832
Azule Energy Finance plc
8.125%, due 1/23/30 (a)	543,000	543,679
Energean Israel Finance Ltd. (a)
Series Reg S
4.875%, due 3/30/26	800,000	790,080
Series Reg S
5.375%, due 3/30/28	770,000	733,422
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,875,000	1,811,544
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	1,636,000	1,616,793
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	1,530,000	1,491,870
Raizen Fuels Finance SA
6.95%, due 3/5/54 (a)	1,893,000	1,845,308
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	2,475,000	2,266,172
		12,740,700
Oil & Gas Services 0.2%
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42 (i)	882,150	930,404
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	78,000	77,855
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	588,000	584,779
		662,634
Pipelines 2.7%
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,715,000	2,527,596
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,176,444
Delek Logistics Partners LP
7.125%, due 6/1/28 (a)	795,000	796,764
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	2,190,000	2,187,418
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	2,032,630

	Principal Amount	Value
Corporate Bonds
Pipelines
Hess Midstream Operations LP
6.50%, due 6/1/29 (a)	$ 1,980,000	$ 2,019,368
Plains All American Pipeline LP
3.80%, due 9/15/30	1,330,000	1,253,425
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	2,100,000	1,790,039
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,000,000	684,484
		15,468,168
Real Estate 0.5%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	750,000	762,563
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,050,000	1,064,437
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(e)	1,100,000	1,141,250
		2,968,250
Real Estate Investment Trusts 1.8%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	2,254,000	2,151,476
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	1,840,000	1,795,638
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	3,409,000	3,303,085
6.00%, due 4/15/30	1,250,000	1,221,472
Trust Fibra Uno
8.25%, due 1/23/37 (a)	150,000	153,439
Series Reg S
8.25%, due 1/23/37	680,000	695,592
Uniti Group LP
10.50%, due 2/15/28 (a)	1,363,000	1,447,904
		10,768,606
Retail 0.8%
AutoNation, Inc.
4.75%, due 6/1/30	926,000	908,994
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,790,000	1,814,962
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	571,000	578,626
Sally Holdings LLC
6.75%, due 3/1/32	535,000	536,009

	Principal Amount	Value
Corporate Bonds
Retail
Staples, Inc.
10.75%, due 9/1/29 (a)	$ 675,000	$ 609,822
		4,448,413
Software 0.2%
Cloud Software Group, Inc.
6.50%, due 3/31/29 (a)	1,235,000	1,200,501
Telecommunications 0.7%
AT&T, Inc.
3.50%, due 9/15/53	1,405,000	958,056
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	750,000	695,711
Turkcell Iletisim Hizmetleri A/S
7.65%, due 1/24/32 (a)	357,000	360,723
VEON Holdings BV
Series Reg S
3.375%, due 11/25/27	1,750,000	1,598,894
Series Reg S
4.00%, due 4/9/25	770,000	765,688
		4,379,072
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	630,000	662,206
Total Corporate Bonds (Cost $224,973,861)		218,195,787
Foreign Government Bonds 4.9%
Angola 0.1%
Angola Government Bond
8.75%, due 4/14/32 (a)	800,000	688,043
Argentina 0.3%
Argentina Government Bond
1.00%, due 7/9/29	990,000	767,250
3.50%, due 7/9/41 (h)	752,000	434,307
4.125%, due 7/9/35 (h)	1,182,631	738,939
		1,940,496
Chile 0.4%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,600,000	1,662,150
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	777,000	681,597
		2,343,747

	Principal Amount	Value
Foreign Government Bonds
Colombia 0.2%
Ecopetrol SA
5.875%, due 5/28/45	$ 1,290,000	$ 905,835
Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	680,000	652,820
Dominican Republic 0.3%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,850,000	1,678,320
Ecuador 0.1%
Ecuador Government Bond
Series Reg S
5.50%, due 7/31/35 (h)	712,000	346,258
Egypt 0.4%
Egypt Government Bond (a)
7.625%, due 5/29/32	1,560,000	1,346,439
8.625%, due 2/4/30	695,000	672,111
		2,018,550
Israel 0.3%
Israel Government Bond
5.75%, due 3/12/54	1,925,000	1,766,372
Mexico 0.6%
Petroleos Mexicanos
6.75%, due 9/21/47	1,945,000	1,329,933
10.00%, due 2/7/33	2,075,000	2,161,786
		3,491,719
Morocco 0.3%
OCP SA
Series Reg S
6.875%, due 4/25/44	2,000,000	1,950,000
Paraguay 0.2%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,050,000	994,056
Poland 0.2%
Poland Government Bond
5.125%, due 9/18/34	1,400,000	1,388,039

	Principal Amount	Value
Foreign Government Bonds
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	$ 1,626,000	$ 1,359,291
Saudi Arabia 0.4%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34 (i)	1,890,000	1,928,745
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	310,000	305,957
		2,234,702
Supranational 0.3%
Africa Finance Corp.
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(b)(e)	1,510,000	1,491,125
Ukraine 0.1%
Ukraine Government Bond (h)
(zero coupon), due 2/1/35	182,439	100,341
(zero coupon), due 2/1/36	152,032	86,713
1.75%, due 2/1/29	634,571	412,551
1.75%, due 2/1/34	423,047	226,432
		826,037
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	1,300,000	1,333,452
Uzbekistan 0.2%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	1,300,000	1,355,834
Total Foreign Government Bonds (Cost $29,632,053)		28,764,696
Loan Assignments 2.8%
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.049% (3 Month SOFR + 1.75%), due 4/10/31 (b)	1,383,050	1,368,450

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber 0.7%
Glatfelter Corp.
First Lien Term Loan
8.563% (3 Month SOFR + 4.25%), due 11/4/31 (b)	$ 3,052,350	$ 3,042,811
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.675% (1 Month SOFR + 4.25%), due 4/2/29 (b)	1,266,801	1,222,463
		4,265,274
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Term Loan B
8.425% (1 Month SOFR + 4.00%), due 11/2/27 (b)	922,412	866,299
Finance 0.4%
Arches Buyer, Inc.
First Lien New Term Loan
7.675% (1 Month SOFR + 3.25%), due 12/6/27 (b)	1,097,135	1,072,279
Fortress Intermediate 3, Inc.
First Lien Initial Term Loan
8.075% (1 Month SOFR + 3.75%), due 6/27/31 (b)	1,270,295	1,267,119
		2,339,398
Healthcare, Education & Childcare 0.2%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.325% (1 Month SOFR + 4.00%), due 4/23/31 (b)	1,261,829	1,246,057
High Tech Industries 0.3%
Ahead DB Holdings LLC
First Lien Term Loan B3
7.299% (3 Month SOFR + 3.00%), due 2/3/31 (b)	1,478,825	1,473,896
Media 0.6%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.802% (3 Month SOFR + 5.25%), due 8/2/29 (b)	1,497,047	1,473,655
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.684% (1 Month SOFR + 3.25%), due 1/31/29 (b)	2,115,000	2,067,413
		3,541,068
Software 0.2%
Opal LLC
First Lien Term Loan
7.635%, due 3/1/32	890,000	885,550
Total Loan Assignments (Cost $16,112,122)		15,985,992

	Principal Amount	Value
Mortgage-Backed Securities 30.0%
Agency (Collateralized Mortgage Obligations) 8.6%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	$ 3,451,705	$ 91,587
REMIC, Series 5164, Class SA
(zero coupon) (SOFR 30A + 3.75%), due 11/25/51 (b)(c)	8,221,291	272,261
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	2,758,671	67,510
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,444,001	1,983,048
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	937,253	782,854
REMIC, Series 5363
(zero coupon), due 12/25/53	1,034,808	888,695
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,039,818	677,122
REMIC, Series 5471, Class SK
1.01% (SOFR 30A + 5.35%), due 8/25/54 (b)(c)	4,626,487	177,820
REMIC, Series 4993, Class KS
1.596% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	4,448,669	629,761
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (c)	906,555	140,611
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (c)	1,772,710	194,337
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (c)	3,188,376	541,650
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (c)	2,426,130	423,519
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (c)	1,402,062	234,580
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (c)	3,833,461	667,071
REMIC, Series 5191
3.50%, due 9/25/50 (c)	2,020,835	374,066
REMIC, Series 5036
3.50%, due 11/25/50 (c)	2,534,914	553,645
REMIC, Series 5040
3.50%, due 11/25/50 (c)	1,284,691	241,796
FHLMC, Strips (c)
REMIC, Series 311, Class S1
1.487% (SOFR 30A + 5.836%), due 8/15/43 (b)	4,114,290	416,705
REMIC, Series 397, Class C61
5.50%, due 1/25/53	1,859,728	420,361
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,144,752	919,895
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,270,193	996,994

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2023-51
(zero coupon), due 11/25/53	$ 958,195	$ 807,357
REMIC, Series 2022-10, Class SA
1.41% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	2,249,141	252,579
REMIC, Series 2021-40, Class SI
1.496% (SOFR 30A + 5.836%), due 9/25/47 (b)(c)	2,624,380	251,023
REMIC, Series 2016-57, Class SN
1.596% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	2,019,918	219,459
REMIC, Series 2019-32, Class SB
1.596% (SOFR 30A + 5.936%), due 6/25/49 (b)(c)	1,967,641	219,270
REMIC, Series 2020-23, Class PS
1.596% (SOFR 30A + 5.936%), due 2/25/50 (b)(c)	2,466,531	316,640
REMIC, Series 2016-19, Class SD
1.646% (SOFR 30A + 5.986%), due 4/25/46 (b)(c)	3,750,601	314,500
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	1,843,931	300,145
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	682,873	85,406
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	4,019,863	684,577
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	2,442,165	543,338
FNMA, Strips (c)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	6,412,151	612,361
REMIC, Series 440, Class C46
4.00%, due 10/25/53	4,698,254	1,041,228
REMIC, Series 438, Class C34
6.00%, due 8/25/53	2,767,030	669,094
REMIC, Series 2024-81
6.00%, due 7/25/54	3,171,270	769,398
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	3,645,136	43,891
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(c)	4,910,453	60,979
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	6,728,971	61,273
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	6,454,690	84,445
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	5,141,151	55,766
REMIC, Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	11,423,117	105,561
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(c)	2,933,693	52,566

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	$ 4,355,235	$ 167,138
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	8,434,437	162,329
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	4,621,891	14,876
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	3,505,866	67,103
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	6,959,444	81,522
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	3,487,438	40,851
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	17,620,574	300,508
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,400,212	1,079,434
REMIC, Series 2023-53
(zero coupon), due 4/20/53	687,704	536,676
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	964,170	815,920
REMIC, Series 2024-51, Class SX
0.856% (SOFR 30A + 5.20%), due 3/20/54 (b)(c)	14,339,254	535,882
REMIC, Series 2023-80, Class SA
0.906% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	7,328,491	266,506
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,751,840	2,056,082
REMIC, Series 2020-183, Class HT
1.426% (SOFR 30A + 5.77%), due 12/20/50 (b)(c)	4,046,063	503,106
REMIC, Series 2022-190, Class HS
1.616% (1 Month SOFR + 5.936%), due 2/20/50 (b)(c)	7,896,790	1,006,556
REMIC, Series 2020-34, Class SC
1.616% (1 Month SOFR + 5.936%), due 3/20/50 (b)(c)	3,685,659	466,876
REMIC, Series 2020-146, Class SA
1.866% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	2,556,017	363,056
REMIC, Series 2020-167, Class SN
1.866% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	1,565,545	226,951
REMIC, Series 2021-179, Class SA
1.866% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	3,911,315	544,829
REMIC, Series 2020-189, Class SU
1.866% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	875,007	129,588
REMIC, Series 2021-46, Class TS
1.866% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	1,834,030	265,771
REMIC, Series 2021-57, Class SA
1.866% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	5,937,695	787,208
REMIC, Series 2021-57, Class SD
1.866% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	2,410,454	329,404

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-96, Class NS
1.866% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	$ 4,720,017	$ 678,200
REMIC, Series 2021-96, Class SN
1.866% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	3,374,179	423,596
REMIC, Series 2021-97, Class SM
1.866% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	3,533,336	535,252
REMIC, Series 2021-122, Class HS
1.866% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	3,238,312	430,888
REMIC, Series 2022-137, Class S
1.866% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	3,339,513	449,991
REMIC, Series 2021-96, Class JS
1.916% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	3,125,207	456,041
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	1,758,572	222,879
REMIC, Series 2020-188
2.00%, due 12/20/50 (c)	3,635,630	397,983
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	614,982	504,178
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (c)	2,918,080	332,627
REMIC, Series 2023-86, Class SE
2.306% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	2,337,335	365,160
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(c)	4,422,192	622,268
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	1,237,543	188,875
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (c)	2,727,876	406,499
REMIC, Series 2023-60, Class ES
2.511% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,519,201	1,442,250
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (c)	4,794,201	755,315
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	2,183,246	375,063
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	487,643	74,680
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	1,673,251	295,496
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	2,456,963	413,085
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (c)	3,568,062	606,164
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	4,659,957	821,413
REMIC, Series 2023-66, Class MP
3.611% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,834,678	1,706,717

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (c)	$ 2,026,615	$ 498,551
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
8.19% (SOFR 30A + 3.85%), due 7/25/54	565,000	587,074
Series 2019-01, Class B10
9.954% (SOFR 30A + 5.614%), due 10/25/49	2,500,000	2,493,785
Series 2023-01, Class M10
10.84% (SOFR 30A + 6.50%), due 11/25/53	1,370,000	1,534,075
Series 2020-01, Class CE
11.954% (SOFR 30A + 7.614%), due 3/25/50	2,575,000	2,685,676
		50,298,697
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.6%
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,125,000	2,315,952
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,000,000	1,643,837
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (g)	2,005,000	1,734,001
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	2,430,000	2,178,654
Benchmark Mortgage Trust (d)
Series 2018-B6, Class D
3.088%, due 10/10/51 (a)	1,280,000	986,974
Series 2019-B14, Class C
3.754%, due 12/15/62	1,760,000	1,370,240
BF Mortgage Trust
Series 2019-NYT, Class F
7.617% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	1,540,000	1,336,875
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.287% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	1,530,000	1,531,910
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,214,000	1,862,008
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(d)	1,350,000	1,249,463
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B
4.345%, due 10/10/47 (g)	601,380	578,846
COMM Mortgage Trust
Series 2020-CX, Class D
2.683%, due 11/10/46 (a)(d)	2,080,000	1,634,674

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	$ 2,065,000	$ 1,548,874
Series 2016-DC2, Class D
3.906%, due 2/10/49 (a)(d)	3,225,000	2,984,953
Series 2015-CR22, Class C
4.044%, due 3/10/48 (d)	1,680,000	1,482,426
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.918%, due 1/15/49 (a)(d)	1,420,000	1,191,104
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
4.758%, due 5/10/44 (a)(d)	2,050,000	1,437,255
FHLMC (a)(b)
REMIC, Series 2024-MN8, Class M2
8.59% (SOFR 30A + 4.25%), due 5/25/44	985,000	1,021,957
REMIC, Series 2025-MN10, Class B1
9.29% (SOFR 30A + 4.95%), due 2/25/45	1,455,000	1,461,749
FHLMC, Multifamily Structured Pass-Through Certificates (a)(b)
REMIC, Series 2021-MN3, Class M1
6.64% (SOFR 30A + 2.30%), due 11/25/51	666,499	667,238
REMIC, Series 2024-MN9, Class B1
10.336% (SOFR 30A + 6.00%), due 10/25/44	1,470,000	1,502,971
GNMA (c)
REMIC, Series 2020-177
0.82%, due 6/16/62 (d)	5,291,309	328,496
REMIC, Series 2023-194, Class CI
0.834%, due 10/16/65 (d)	6,555,301	429,897
REMIC, Series 2023-159, Class CI
0.952%, due 7/16/65 (g)	8,922,200	673,499
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)	4,416,909	329,547
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)	10,178,915	701,096
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (d)	3,829,566	277,800
REMIC, Series 2023-172
1.381%, due 2/16/66 (d)	6,022,838	585,577
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1MEM, Class C
2.654%, due 10/9/42 (a)(d)	1,370,000	999,541
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	475,000	369,952
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,645,000	1,312,369

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class B
4.009%, due 3/15/50 (g)	$ 985,000	$ 830,443
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.667%, due 3/10/50 (a)(d)	1,345,000	1,107,864
Morgan Stanley Bank of America Merrill Lynch Trust (a)(d)
Series 2015-C23, Class D
4.137%, due 7/15/50	575,000	552,000
Series 2015-C22, Class D
4.202%, due 4/15/48	2,015,000	1,317,599
Series 2014-C16, Class D
4.658%, due 6/15/47	2,250,000	1,603,373
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	2,110,000	2,223,786
SKY Trust
Series 2025-LINE, Class D
10.255% (1 Month SOFR + 5.934%), due 4/15/30 (a)(b)	1,070,000	1,067,282
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,150,000	906,461
Series 2019-C18, Class C
3.933%, due 12/15/52 (d)	1,200,000	979,863
Series 2018-C9, Class C
4.938%, due 3/15/51 (d)	1,405,000	1,122,118
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	2,035,000	1,704,077
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	600,000	497,662
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,650,000	1,277,045
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	2,655,000	2,223,714
Series 2017-RC1, Class D
3.25%, due 1/15/60 (a)	934,000	813,017
Series 2017-C39, Class D
4.36%, due 9/15/50 (a)(d)	405,000	335,591
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(d)	1,410,000	1,214,650
Series 2016-NXS5, Class D
4.975%, due 1/15/59 (d)	2,640,000	2,267,653
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class D
3.931%, due 5/15/45 (a)(d)	440,511	389,328

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(d)	$ 1,520,000	$ 1,363,874
		61,527,135
Whole Loan (Collateralized Mortgage Obligations) 10.8%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(g)	47,419,127	612,366
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(g)	2,070,000	1,745,297
Connecticut Avenue Securities
Series 2025-R01, Class 1B1
6.036% (SOFR 30A + 1.70%), due 1/25/45 (a)(b)	1,530,000	1,510,875
Connecticut Avenue Securities Trust (a)(b)
Series 2024-R03, Class 2M2
6.286% (SOFR 30A + 1.95%), due 3/25/44	1,220,000	1,222,186
Series 2024-R05, Class 2B1
6.34% (SOFR 30A + 2.00%), due 7/25/44	1,565,000	1,566,941
Series 2021-R03, Class 1B1
7.09% (SOFR 30A + 2.75%), due 12/25/41	450,000	457,161
Series 2020-R02, Class 2B1
7.454% (SOFR 30A + 3.114%), due 1/25/40	615,000	629,145
Series 2023-R07, Class 2M2
7.586% (SOFR 30A + 3.25%), due 9/25/43	2,710,000	2,820,024
Series 2020-SBT1, Class 1M2
8.104% (SOFR 30A + 3.764%), due 2/25/40	2,275,000	2,376,415
Series 2023-R03, Class 2M2
8.24% (SOFR 30A + 3.90%), due 4/25/43	1,200,000	1,272,000
Series 2019-R03, Class 1B1
8.554% (SOFR 30A + 4.214%), due 9/25/31	1,008,135	1,064,218
Series 2020-SBT1, Class 1B1
11.204% (SOFR 30A + 6.864%), due 2/25/40	2,100,000	2,236,055
Series 2022-R02, Class 2B2
11.99% (SOFR 30A + 7.65%), due 1/25/42	1,445,000	1,553,021
Series 2019-HRP1, Class B1
13.704% (SOFR 30A + 9.364%), due 11/25/39	3,485,000	3,814,523
Series 2022-R03, Class 1B2
14.19% (SOFR 30A + 9.85%), due 3/25/42	650,000	730,032
FHLMC STACR REMIC Trust (a)(b)
Series 2021-DNA5, Class B1
7.39% (SOFR 30A + 3.05%), due 1/25/34	1,625,000	1,718,438
Series 2023-DNA2, Class M1B
7.586% (SOFR 30A + 3.25%), due 4/25/43	475,000	496,494
Series 2021-DNA6, Class B1
7.74% (SOFR 30A + 3.40%), due 10/25/41	970,000	993,449

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2022-HQA3, Class M1B
7.89% (SOFR 30A + 3.55%), due 8/25/42	$ 1,815,000	$ 1,894,075
Series 2020-HQA1, Class B2
9.554% (SOFR 30A + 5.214%), due 1/25/50	2,881,000	3,111,445
Series 2022-HQA1, Class M2
9.59% (SOFR 30A + 5.25%), due 3/25/42	950,000	1,007,597
Series 2020-DNA1, Class B2
9.704% (SOFR 30A + 5.364%), due 1/25/50	750,000	821,956
Series 2021-HQA3, Class B2
10.59% (SOFR 30A + 6.25%), due 9/25/41	2,640,000	2,756,793
Series 2021-HQA4, Class B2
11.34% (SOFR 30A + 7.00%), due 12/25/41	3,320,000	3,528,317
Series 2022-DNA1, Class B2
11.44% (SOFR 30A + 7.10%), due 1/25/42	977,000	1,039,019
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.151%, due 8/25/48 (a)(g)	2,318,493	1,791,349
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.254% (SOFR 30A + 4.914%), due 9/25/47	3,790,000	4,029,465
REMIC, Series 2019-FTR4, Class B2
9.454% (SOFR 30A + 5.114%), due 11/25/47	600,000	651,682
REMIC, Series 2019-FTR2, Class B2
11.854% (SOFR 30A + 7.514%), due 11/25/48	1,680,000	1,950,901
REMIC, Series 2019-HQA3, Class B2
11.954% (SOFR 30A + 7.614%), due 9/25/49	1,870,000	2,129,913
REMIC, Series 2019-FTR1, Class B2
12.804% (SOFR 30A + 8.464%), due 1/25/48	1,705,000	2,019,212
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(g)	305,487	294,335
Mill City Mortgage Loan Trust (a)(g)
Series 2018-3, Class B4
2.59%, due 8/25/58	928,022	581,206
Series 2018-4, Class B4
3.078%, due 4/25/66	1,473,279	919,856
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.164%, due 6/25/51 (a)(c)(d)	34,618,619	341,257
STACR Trust
Series 2018-HRP1, Class B2
16.204% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	2,802,368	3,364,964
Towd Point Mortgage Trust (a)(g)
Series 2017-4, Class B5
3.669%, due 6/25/57	1,187,590	755,459
Series 2018-2, Class B5
3.772%, due 3/25/58	3,786,466	1,631,429

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Towd Point Mortgage Trust (a)(g)
Series 2019-1, Class B2
3.795%, due 3/25/58	$ 545,000	$ 422,797
Verus Securitization Trust
Series 2023-INV2, Class B2
8.093%, due 8/25/68 (a)(d)	1,000,000	995,773
		62,857,440
Total Mortgage-Backed Securities (Cost $169,756,346)		174,683,272
U.S. Government & Federal Agencies 10.1%
United States Treasury Bonds 0.5%
U.S. Treasury Bonds
4.625%, due 2/15/55	2,755,000	2,773,510
United States Treasury Notes 9.6%
U.S. Treasury Notes
4.125%, due 1/31/27	8,050,000	8,077,357
4.25%, due 1/15/28	2,935,000	2,962,516
4.25%, due 1/31/30	1,775,000	1,797,742
4.375%, due 1/31/32	21,405,000	21,782,932
4.625%, due 2/15/35	20,990,000	21,685,294
		56,305,841
Total U.S. Government & Federal Agencies (Cost $58,300,347)		59,079,351
Total Long-Term Bonds (Cost $574,061,028)		571,795,020

	Shares

Short-Term Investments 3.2%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 4.164% (k)	4,434,911	4,434,911
Unaffiliated Investment Companies 2.0%
Allspring Government Money Market Fund, 4.344% (k)(l)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 4.376% (k)(l)	9,506,651	9,506,651
		11,506,651

	Principal Amount	Value

U.S. Treasury Debt 0.5%
U.S. Treasury Bills
4.225%, due 5/29/25 (m)	$ 3,000,000	$ 2,979,520
Total Short-Term Investments (Cost $18,921,310)		18,921,082
Total Investments (Cost $592,982,338)	101.3%	590,716,102
Other Assets, Less Liabilities	(1.3)	(7,585,894)
Net Assets	100.0%	$ 583,130,208

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2025.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2025.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2025.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2025.
(h)	Step coupon—Rate shown was the rate in effect as of March 31, 2025.
(i)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $11,069,514. The Portfolio received cash collateral with a value of $11,506,651.
(j)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(k)	Current yield as of March 31, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.
(m)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,039	$ 53,861	$ (52,465)	$ —	$ —	$ 4,435	$ 60	$ —	4,435

Foreign Currency Forward Contracts
As of March 31, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	12,007,000	USD	15,518,650	JPMorgan Chase Bank N.A.	5/7/25	$ (9,651)
USD	14,923,225	GBP	12,007,000	JPMorgan Chase Bank N.A.	5/7/25	(585,774)
Total Unrealized Depreciation						$ (595,425)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of March 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	768	June 2025	$ 82,447,714	$ 83,064,000	$ 616,286
U.S. Treasury 10 Year Notes	57	June 2025	6,246,531	6,339,469	92,938
U.S. Treasury 10 Year Ultra Bonds	200	June 2025	22,514,527	22,825,000	310,473
Total Long Contracts					1,019,697
Short Contracts
Canada 5 Year Bonds	(1,067)	June 2025	(85,515,941)	(85,950,203)	(434,262)
U.S. Treasury 2 Year Notes	(70)	June 2025	(14,423,127)	(14,502,032)	(78,905)
Total Short Contracts					(513,167)
Net Unrealized Appreciation					$ 506,530

1.	As of March 31, 2025, cash in the amount of $2,822,729 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USD—United States Dollar
USISDA—U.S. International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 75,085,922	$ —	$ 75,085,922
Corporate Bonds	—	218,195,787	—	218,195,787
Foreign Government Bonds	—	28,764,696	—	28,764,696
Loan Assignments	—	15,985,992	—	15,985,992
Mortgage-Backed Securities	—	174,683,272	—	174,683,272
U.S. Government & Federal Agencies	—	59,079,351	—	59,079,351
Total Long-Term Bonds	—	571,795,020	—	571,795,020
Short-Term Investments
Affiliated Investment Company	4,434,911	—	—	4,434,911
Unaffiliated Investment Companies	11,506,651	—	—	11,506,651
U.S. Treasury Debt	—	2,979,520	—	2,979,520
Total Short-Term Investments	15,941,562	2,979,520	—	18,921,082
Total Investments in Securities	15,941,562	574,774,540	—	590,716,102
Other Financial Instruments
Futures Contracts (b)	1,019,697	—	—	1,019,697
Total Investments in Securities and Other Financial Instruments	$ 16,961,259	$ 574,774,540	$ —	$ 591,735,799
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (595,425)	$ —	$ (595,425)
Futures Contracts	(513,167)	—	—	(513,167)
Total Other Financial Instruments	$ (513,167)	$ (595,425)	$ —	$ (1,108,592)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Natural Resources Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Australia 2.9%
Rio Tinto plc (Metals & Mining)	134,326	$ 8,030,340
Canada 19.7%
Cameco Corp. (Oil, Gas & Consumable Fuels)	101,353	4,171,689
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	443,241	13,638,659
Capstone Copper Corp. (Metals & Mining) (a)	2,042,361	10,516,587
Ivanhoe Mines Ltd., Class A (Metals & Mining) (a)	139,009	1,180,425
Methanex Corp. (Chemicals)	195,845	6,872,201
Pan American Silver Corp. (Metals & Mining)	28,069	725,022
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	298,090	11,542,045
Teck Resources Ltd., Class B (Metals & Mining)	177,211	6,455,797
		55,102,425
Luxembourg 3.8%
ArcelorMittal SA (Registered), NYRS (Metals & Mining)	365,211	10,536,337
Norway 0.4%
Frontline plc (Oil, Gas & Consumable Fuels) (b)	88,168	1,309,295
South Africa 5.2%
Anglo American plc (Metals & Mining)	386,724	10,856,248
Impala Platinum Holdings Ltd., Sponsored ADR (Metals & Mining) (a)(b)	531,123	3,664,749
		14,520,997
United States 66.5%
AGCO Corp. (Machinery)	51,519	4,769,114
Amcor plc (Containers & Packaging)	364,607	3,536,688
Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	159,176	6,437,078
BP plc, Sponsored ADR (Oil, Gas & Consumable Fuels)	364,477	12,315,678
CF Industries Holdings, Inc. (Chemicals)	101,539	7,935,273
Cleveland-Cliffs, Inc. (Metals & Mining) (a)(b)	605,186	4,974,629
ConocoPhillips (Oil, Gas & Consumable Fuels)	54,369	5,709,832
Crescent Energy Co., Class A (Oil, Gas & Consumable Fuels)	987,378	11,098,129
Crown Holdings, Inc. (Containers & Packaging)	73,616	6,570,964
Darling Ingredients, Inc. (Food Products) (a)	342,901	10,712,227
Deere & Co. (Machinery)	3,521	1,652,581
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	82,236	13,147,892
EQT Corp. (Oil, Gas & Consumable Fuels)	114,824	6,135,046
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	61,051	6,796,197
Freeport-McMoRan, Inc. (Metals & Mining)	355,869	13,473,200
International Paper Co. (Containers & Packaging)	251,236	13,403,441
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	54,679	7,966,184
Nucor Corp. (Metals & Mining)	31,787	3,825,248
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels)	147,648	2,818,600
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	940,944	13,032,075
Phillips 66 (Oil, Gas & Consumable Fuels)	105,098	12,977,501
Smurfit WestRock plc (Containers & Packaging)	192,613	8,679,142

	Shares	Value
Common Stocks
United States
Tronox Holdings plc (Chemicals)	205,606	$ 1,447,466
Venture Global, Inc., Class A (Oil, Gas & Consumable Fuels) (b)	153,908	1,585,252
Weatherford International plc (Energy Equipment & Services)	88,466	4,737,354
		185,736,791
Total Common Stocks (Cost $291,366,641)		275,236,185
Short-Term Investments 3.2%
Affiliated Investment Company 1.2%
United States 1.2%
NYLI U.S. Government Liquidity Fund, 4.164% (c)	3,243,768	3,243,768
Unaffiliated Investment Companies 2.0%
United States 2.0%
Allspring Government Money Market Fund, 4.344% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.376% (c)(d)	4,668,374	4,668,374
		5,668,374
Total Short-Term Investments (Cost $8,912,142)		8,912,142
Total Investments (Cost $300,278,783)	101.7%	284,148,327
Other Assets, Less Liabilities	(1.7)	(4,845,909)
Net Assets	100.0%	$ 279,302,418

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $7,284,297; the total market value of collateral held by the Portfolio was $7,657,027. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,988,653. The Portfolio received cash collateral with a value of $5,668,374.
(c)	Current yield as of March 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,408	$ 18,126	$ (17,290)	$ —	$ —	$ 3,244	$ 17	$ —	3,244

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 8,030,340	$ —	$ 8,030,340
South Africa	3,664,749	10,856,248	—	14,520,997
All Other Countries	252,684,848	—	—	252,684,848
Total Common Stocks	256,349,597	18,886,588	—	275,236,185
Short-Term Investments
Affiliated Investment Company	3,243,768	—	—	3,243,768
Unaffiliated Investment Companies	5,668,374	—	—	5,668,374
Total Short-Term Investments	8,912,142	—	—	8,912,142
Total Investments in Securities	$ 265,261,739	$ 18,886,588	$ —	$ 284,148,327

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Moderate Allocation Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.8%
Equity Funds 58.1%
NYLI Candriam International Equity ETF (a)	566,918	$ 17,110,606
NYLI Candriam U.S. Large Cap Equity ETF (a)	573,895	26,029,582
NYLI Candriam U.S. Mid Cap Equity ETF (a)	490,503	14,988,692
NYLI Epoch Capital Growth Fund Class I	159,144	2,300,114
NYLI Epoch International Choice Fund Class I (a)	452,898	18,562,758
NYLI Fiera SMID Growth Fund Class R6 (a)	973,554	14,812,919
NYLI FTSE International Equity Currency Neutral ETF	484,452	13,332,119
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,305,108	24,448,451
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	2,773,660	26,652,097
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	2,118,867	16,573,355
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	444,767	13,989,694
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	1,228,178	22,626,974
NYLI VP MacKay Convertible Portfolio Initial Class	914,619	13,427,069
NYLI VP PineStone International Equity Portfolio Initial Class (a)	1,256,290	14,131,630
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	1,886,852	16,596,373
NYLI VP Small Cap Growth Portfolio Initial Class	1,249,430	13,503,965
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,002,003	28,087,032
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	1,241,654	11,113,297
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	984,590	27,912,440
NYLI WMC Enduring Capital Fund Class R6 (a)	269,066	10,670,621
NYLI WMC International Research Equity Fund Class I (a)	2,267,051	18,513,648
NYLI WMC Value Fund Class R6 (a)	654,171	21,309,021
Total Equity Funds (Cost $347,596,782)		386,692,457
Fixed Income Funds 31.7%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	1,704,566	13,188,741
NYLI MacKay Core Plus Bond ETF (a)	4,078,666	86,671,653
NYLI MacKay High Income ETF (a)	294,647	7,675,554
NYLI MacKay Securitized Income ETF (a)	889,613	23,245,588
NYLI MacKay Short Duration High Income Fund Class I	494,695	4,682,086
NYLI Short Term Bond Fund Class I (a)	733,862	6,711,680
NYLI VP Bond Portfolio Initial Class (a)	1,162,478	14,313,587
NYLI VP Floating Rate Portfolio Initial Class	1,980,517	16,692,790
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	830,163	7,676,098
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,356,616	23,246,837
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	835,620	6,688,639
Total Fixed Income Funds (Cost $212,705,689)		210,793,253
Total Affiliated Investment Companies (Cost $560,302,471)		597,485,710

	Shares	Value
Short-Term Investment 9.8%
Affiliated Investment Company 9.8%
NYLI U.S. Government Liquidity Fund, 4.164% (a)(b)	65,267,498	$ 65,267,498
Total Short-Term Investment (Cost $65,267,498)	9.8%	65,267,498
Total Investments (Cost $625,569,969)	99.6%	662,753,208
Other Assets, Less Liabilities	0.4	2,518,744
Net Assets	100.0%	$ 665,271,952

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 14,400	$ (1,062)	$ —	$ (149)	$ 13,189	$ 111	$ —	1,705
NYLI Candriam International Equity ETF	18,174	—	(2,156)	699	394	17,111	57	—	567
NYLI Candriam U.S. Large Cap Equity ETF	27,557	609	(376)	138	(1,898)	26,030	72	—	574
NYLI Candriam U.S. Mid Cap Equity ETF	14,817	1,732	(703)	112	(969)	14,989	40	—	491
NYLI Epoch Capital Growth Fund Class I	2,478	—	(115)	12	(75)	2,300	—	—	159
NYLI Epoch International Choice Fund Class I	18,616	396	(2,193)	328	1,416	18,563	—	—	453
NYLI Fiera SMID Growth Fund Class R6	14,762	2,199	(506)	59	(1,701)	14,813	—	—	974
NYLI FTSE International Equity Currency Neutral ETF	14,233	—	(1,702)	375	426	13,332	—	—	484
NYLI MacKay Core Plus Bond ETF	93,173	183	(8,554)	(580)	2,450	86,672	744	—	4,079
NYLI MacKay High Income ETF (a)	8,243	—	(566)	4	(5)	7,676	98	—	295
NYLI MacKay Securitized Income ETF	25,028	—	(2,378)	39	557	23,246	202	—	890
NYLI MacKay Short Duration High Income Fund Class I	19,891	159	(15,442)	(332)	406	4,682	159	—	495
NYLI PineStone U.S. Equity Fund Class R6	26,580	—	(1,716)	221	(638)	24,447	—	—	1,305
NYLI Short Term Bond Fund Class I	7,393	157	(870)	—(b)	32	6,712	80	—	734
NYLI U.S. Government Liquidity Fund	68,173	41,293	(44,199)	—	—	65,267	666	—	65,267
NYLI VP American Century Sustainable Equity Portfolio Initial Class	29,182	381	(824)	(255)	(1,832)	26,652	—	—	2,774
NYLI VP Bond Portfolio Initial Class	15,459	—	(1,524)	(22)	401	14,314	—	—	1,162
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	18,169	—	(1,737)	(176)	317	16,573	—	—	2,119
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	15,336	—	(957)	25	(414)	13,990	—	—	445
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	24,075	—	(1,968)	355	165	22,627	—	—	1,228
NYLI VP Floating Rate Portfolio Initial Class	18,537	447	(2,019)	(79)	(193)	16,693	317	—	1,981
NYLI VP MacKay Convertible Portfolio Initial Class	14,269	333	(599)	14	(590)	13,427	333	—	915
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	8,446	—	(850)	24	56	7,676	—	—	830
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	25,121	15	(2,594)	42	662	23,246	—	—	2,357

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI VP PIMCO Real Return Portfolio Initial Class	$ 7,248	$ —	$ (877)	$ (81)	$ 398	$ 6,688	$ —	$ —	836
NYLI VP PineStone International Equity Portfolio Initial Class	16,745	—	(2,852)	(1,627)	1,866	14,132	—	—	1,256
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	16,979	1,109	(708)	(211)	(573)	16,596	—	—	1,887
NYLI VP Small Cap Growth Portfolio Initial Class	13,135	2,457	(895)	(397)	(796)	13,504	—	—	1,249
NYLI VP Wellington Growth Portfolio Initial Class	30,199	1,614	(1,024)	26	(2,728)	28,087	—	—	1,002
NYLI VP Wellington Small Cap Portfolio Initial Class	10,521	2,254	(751)	199	(1,110)	11,113	—	—	1,242
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	30,378	1,100	(1,135)	(36)	(2,395)	27,912	—	—	985
NYLI WMC Enduring Capital Fund Class R6	11,344	142	(1,240)	212	213	10,671	—	—	269
NYLI WMC International Research Equity Fund Class I	19,329	22	(2,121)	96	1,188	18,514	—	—	2,267
NYLI WMC Value Fund Class R6	22,092	—	(1,351)	105	463	21,309	—	—	654
	$705,682	$71,002	$(108,564)	$(711)	$(4,656)	$662,753	$2,879	$—

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
(b)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	24,404	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/1/25	Daily	11,720	—
JPMorgan Chase Bank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.70% - 0.72%	3/9/26	Daily	19,947	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	6,881	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	7,070	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.30%	6/18/25	Daily	(5,276)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/8/25 - 4/9/25	Daily	(30,491)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(61,690)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	46,806	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	19,370	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of March 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	4,140	439,782	—	1.80
Advanced Micro Devices Inc.	4,991	530,198	—	2.17
Airbnb Inc	4,494	477,415	—	1.96
Alphabet Inc.	4,462	473,968	—	1.94
Amazon.com Inc.	4,585	487,058	—	2.00
Amdocs Ltd.	4,865	516,839	—	2.12
Amphenol Corp.	5,012	532,449	—	2.18
Applied Materials Inc.	4,643	493,205	—	2.02
AppLovin Corp.	5,030	534,290	—	2.19
Aptiv plc	4,450	472,688	—	1.94
Arista Networks Inc	4,621	490,929	—	2.01

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
BILL Holdings Inc.	4,915	522,125	—	2.14
Boeing Co. (The)	5,329	566,118	—	2.32
Booking Holdings Inc.	5,018	533,059	—	2.18
Cognex Corp.	4,355	462,675	—	1.90
Cognizant Technology Solutions Corp.	4,369	464,147	—	1.90
DoorDash Inc.	4,754	504,989	—	2.07
eBay Inc	4,869	517,267	—	2.12
EPAM Systems Inc.	4,195	445,623	—	1.83
Etsy Inc.	4,714	500,803	—	2.05
ExlService Holdings Inc.	4,810	510,963	—	2.09
Fidelity National Information Services Inc.	5,133	545,278	—	2.23
Fiserv Inc.	4,874	517,736	—	2.12
Globant SA	4,177	443,721	—	1.82
GoDaddy Inc.	4,916	522,218	—	2.14
Honeywell International Inc	4,806	510,550	—	2.09
HP Inc.	4,546	482,924	—	1.98
Informatica Inc.	4,541	482,408	—	1.98
Jack Henry & Associates Inc	4,785	508,325	—	2.08
KLA Corp.	4,844	514,569	—	2.11
Marvell Technology Inc.	4,313	458,154	—	1.88
Match Group Inc.	4,669	496,037	—	2.03
Meta Platforms Inc.	4,507	478,815	—	1.96
Micron Technology Inc.	4,644	493,355	—	2.02
MKS Instruments Inc.	4,888	519,250	—	2.13
Nasdaq Inc	4,946	525,372	—	2.15
Northrop Grumman Corp.	4,940	524,828	—	2.15
nVent Electric plc	4,635	492,370	—	2.02
NVIDIA Corp.	4,666	495,721	—	2.03
PayPal Holdings Inc	4,525	480,689	—	1.97
Pegasystems Inc.	4,644	493,280	—	2.02
Pinterest Inc.	4,644	493,326	—	2.02
PTC Inc.	4,644	493,385	—	2.02
Q2 Holdings, Inc.	5,115	543,320	—	2.23
Trade Desk, Inc. (The)	4,381	465,361	—	1.91
Uber Technologies Inc.	4,855	515,777	—	2.11
Upstart Holdings Inc.	4,676	496,692	—	2.04
Vertiv Holdings Co.	4,158	441,736	—	1.81
Zillow Group Inc.	4,631	491,899	—	2.02

1.	As of March 31, 2025, cash in the amount $2,650,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 386,692,457	$ —	$ —	$ 386,692,457
Fixed Income Funds	210,793,253	—	—	210,793,253
Total Affiliated Investment Companies	597,485,710	—	—	597,485,710
Short-Term Investment
Affiliated Investment Company	65,267,498	—	—	65,267,498
Total Investments in Securities	$ 662,753,208	$ —	$ —	$ 662,753,208

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP Growth Allocation Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.1%
Equity Funds 78.6%
NYLI Candriam International Equity ETF (a)	1,182,371	$ 35,686,085
NYLI Candriam U.S. Large Cap Equity ETF (a)	999,500	45,333,322
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,290,118	39,423,168
NYLI Epoch Capital Growth Fund Class I	239,265	3,458,097
NYLI Epoch International Choice Fund Class I (a)	941,906	38,605,530
NYLI Fiera SMID Growth Fund Class R6 (a)	2,569,866	39,101,289
NYLI FTSE International Equity Currency Neutral ETF	728,422	20,046,173
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,432,468	45,567,183
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	4,782,343	45,953,538
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	4,460,827	34,891,696
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	762,510	23,984,000
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,456,464	45,255,925
NYLI VP MacKay Convertible Portfolio Initial Class	1,353,860	19,875,343
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,642,958	29,729,837
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,634,961	40,768,189
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,603,637	38,948,470
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,607,182	45,050,760
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	4,252,829	38,064,521
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,597,801	45,296,549
NYLI WMC Enduring Capital Fund Class R6 (a)	579,759	22,992,074
NYLI WMC International Research Equity Fund Class I (a)	4,713,686	38,493,844
NYLI WMC Value Fund Class R6 (a)	1,384,873	45,111,001
Total Equity Funds (Cost $707,349,801)		781,636,594
Fixed Income Funds 11.5%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	2,522,203	19,515,043
NYLI MacKay Core Plus Bond ETF	557,486	11,846,578
NYLI MacKay High Income ETF (a)	460,323	11,991,414
NYLI MacKay Securitized Income ETF	121,603	3,177,486
NYLI MacKay Short Duration High Income Fund Class I	648,183	6,134,788
NYLI Short Term Bond Fund Class I (a)	1,103,411	10,091,466
NYLI VP Bond Portfolio Initial Class	158,886	1,956,358
NYLI VP Floating Rate Portfolio Initial Class (a)	2,977,845	25,098,763
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,297,033	11,993,019
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	322,097	3,177,330
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	1,221,470	9,777,132
Total Fixed Income Funds (Cost $114,998,465)		114,759,377
Total Affiliated Investment Companies (Cost $822,348,266)		896,395,971

	Shares	Value
Short-Term Investment 9.7%
Affiliated Investment Company 9.7%
NYLI U.S. Government Liquidity Fund, 4.164% (a)(b)	96,206,200	$ 96,206,200
Total Short-Term Investment (Cost $96,206,200)	9.7%	96,206,200
Total Investments (Cost $918,554,466)	99.8%	992,602,171
Other Assets, Less Liabilities	0.2	1,498,896
Net Assets	100.0%	$ 994,101,067

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 22,059	$ (2,325)	$ —	$ (219)	$ 19,515	$ 167	$ —	2,522
NYLI Candriam International Equity ETF	39,133	—	(5,768)	283	2,038	35,686	119	—	1,182
NYLI Candriam U.S. Large Cap Equity ETF	49,998	—	(1,565)	520	(3,620)	45,333	125	—	1,000
NYLI Candriam U.S. Mid Cap Equity ETF	42,227	378	(761)	116	(2,537)	39,423	104	—	1,290
NYLI Epoch Capital Growth Fund Class I	3,862	—	(308)	29	(125)	3,458	—	—	239
NYLI Epoch International Choice Fund Class I	40,047	3	(5,127)	761	2,922	38,606	—	—	942
NYLI Fiera SMID Growth Fund Class R6	41,819	2,579	(811)	90	(4,576)	39,101	—	—	2,570
NYLI FTSE International Equity Currency Neutral ETF	22,068	—	(3,248)	804	422	20,046	—	—	728
NYLI MacKay Core Plus Bond ETF	13,139	89	(1,637)	78	178	11,847	103	—	557
NYLI MacKay High Income ETF (a)	13,287	132	(1,424)	11	(15)	11,991	155	—	460
NYLI MacKay Securitized Income ETF	3,530	29	(463)	6	75	3,177	28	—	122
NYLI MacKay Short Duration High Income Fund Class I	29,826	227	(24,033)	(205)	320	6,135	226	—	648
NYLI PineStone U.S. Equity Fund Class R6	49,459	—	(3,136)	427	(1,183)	45,567	—	—	2,432
NYLI Short Term Bond Fund Class I	11,468	374	(1,800)	—(b)	49	10,091	121	—	1,103
NYLI U.S. Government Liquidity Fund	96,520	77,192	(77,506)	—	—	96,206	987	—	96,206
NYLI VP American Century Sustainable Equity Portfolio Initial Class	51,070	—	(1,526)	57	(3,647)	45,954	—	—	4,782
NYLI VP Bond Portfolio Initial Class	2,180	33	(308)	(6)	57	1,956	—	—	159
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	39,458	—	(4,857)	(574)	865	34,892	—	—	4,461
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	25,565	14	(967)	149	(777)	23,984	—	—	763
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	47,948	—	(3,730)	674	364	45,256	—	—	2,456
NYLI VP Floating Rate Portfolio Initial Class	28,754	932	(4,173)	(162)	(252)	25,099	484	—	2,978
NYLI VP MacKay Convertible Portfolio Initial Class	22,135	492	(1,884)	30	(898)	19,875	493	—	1,354
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	13,614	121	(1,868)	20	106	11,993	—	—	1,297

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	$ 3,543	$ 40	$ (503)	$ 7	$ 90	$ 3,177	$ —	$ —	322
NYLI VP PIMCO Real Return Portfolio Initial Class	11,243	—	(1,941)	(85)	561	9,778	—	—	1,221
NYLI VP PineStone International Equity Portfolio Initial Class	36,194	—	(6,967)	(2,965)	3,468	29,730	—	—	2,643
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	44,111	23	(1,325)	(422)	(1,619)	40,768	—	—	4,635
NYLI VP Small Cap Growth Portfolio Initial Class	41,355	2,497	(1,183)	(339)	(3,382)	38,948	—	—	3,604
NYLI VP Wellington Growth Portfolio Initial Class	51,915	155	(2,561)	257	(4,715)	45,051	—	—	1,607
NYLI VP Wellington Small Cap Portfolio Initial Class	39,938	2,662	(1,085)	271	(3,721)	38,065	—	—	4,253
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	51,480	31	(2,207)	(313)	(3,694)	45,297	—	—	1,598
NYLI WMC Enduring Capital Fund Class R6	23,136	153	(1,173)	210	666	22,992	—	—	580
NYLI WMC International Research Equity Fund Class I	41,534	—	(5,747)	(7)	2,714	38,494	—	—	4,714
NYLI WMC Value Fund Class R6	47,045	—	(3,122)	220	968	45,111	—	—	1,385
	$1,078,601	$110,215	$(177,039)	$(58)	$(19,117)	$992,602	$3,112	$—

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
(b)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	37,391	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/1/25	Daily	17,620	—
JPMorgan Chase Bank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.70% - 0.72%	3/9/26	Daily	30,064	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	10,446	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	10,930	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.20% - 0.30%	6/18/25	Daily	(12,925)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(43,602)	—
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 0.45%	12/1/25	Daily	4,985	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(97,386)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	70,340	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	30,226	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of March 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	6,343	673,830	—	1.80
Advanced Micro Devices Inc.	7,647	812,366	—	2.17
Airbnb Inc	6,886	731,493	—	1.96
Alphabet Inc.	6,836	726,211	—	1.94
Amazon.com Inc.	7,025	746,267	—	2.00
Amdocs Ltd.	7,455	791,896	—	2.12
Amphenol Corp.	7,680	815,814	—	2.18

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Applied Materials Inc.	7,114	755,685	—	2.02
AppLovin Corp.	7,706	818,635	—	2.19
Aptiv plc	6,818	724,249	—	1.94
Arista Networks Inc	7,081	752,197	—	2.01
BILL Holdings Inc.	7,531	799,997	—	2.14
Boeing Co. (The)	8,165	867,403	—	2.32
Booking Holdings Inc.	7,688	816,748	—	2.18
Cognex Corp.	6,673	708,907	—	1.90
Cognizant Technology Solutions Corp.	6,695	711,163	—	1.90
DoorDash Inc.	7,284	773,740	—	2.07
eBay Inc	7,461	792,553	—	2.12
EPAM Systems Inc.	6,427	682,781	—	1.83
Etsy Inc.	7,223	767,327	—	2.05
ExlService Holdings Inc.	7,370	782,894	—	2.09
Fidelity National Information Services Inc.	7,865	835,470	—	2.23
Fiserv Inc.	7,467	793,271	—	2.12
Globant SA	6,400	679,867	—	1.82
GoDaddy Inc.	7,532	800,138	—	2.14
Honeywell International Inc	7,364	782,261	—	2.09
HP Inc.	6,965	739,933	—	1.98
Informatica Inc.	6,958	739,142	—	1.98
Jack Henry & Associates Inc	7,332	778,851	—	2.08
KLA Corp.	7,422	788,419	—	2.11
Marvell Technology Inc.	6,608	701,980	—	1.88
Match Group Inc.	7,155	760,025	—	2.03
Meta Platforms Inc.	6,906	733,636	—	1.96
Micron Technology Inc.	7,116	755,916	—	2.02
MKS Instruments Inc.	7,489	795,591	—	2.13
Nasdaq Inc	7,578	804,972	—	2.15
Northrop Grumman Corp.	7,570	804,138	—	2.15
nVent Electric plc	7,102	754,406	—	2.02
NVIDIA Corp.	7,150	759,541	—	2.03
PayPal Holdings Inc	6,933	736,509	—	1.97
Pegasystems Inc.	7,115	755,799	—	2.02
Pinterest Inc.	7,115	755,871	—	2.02
PTC Inc.	7,116	755,961	—	2.02
Q2 Holdings, Inc.	7,837	832,471	—	2.23
Trade Desk, Inc. (The)	6,712	713,023	—	1.91
Uber Technologies Inc.	7,439	790,270	—	2.11
Upstart Holdings Inc.	7,164	761,028	—	2.04
Vertiv Holdings Co.	6,371	676,825	—	1.81
Zillow Group Inc.	7,095	753,683	—	2.02

1.	As of March 31, 2025, cash in the amount $1,915,122 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 781,636,594	$ —	$ —	$ 781,636,594
Fixed Income Funds	114,759,377	—	—	114,759,377
Total Affiliated Investment Companies	896,395,971	—	—	896,395,971
Short-Term Investment
Affiliated Investment Company	96,206,200	—	—	96,206,200
Total Investments in Securities	$ 992,602,171	$ —	$ —	$ 992,602,171

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP PIMCO Real Return Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 122.4%
Asset-Backed Securities 7.6%
Home Equity Asset-Backed Securities 1.6%
Argent Securities Trust
Series 2006-W4, Class A2C
4.755% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 272,417	$ 65,008
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
4.827% (1 Month SOFR + 0.734%), due 1/25/32 (a)	320,517	312,635
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
4.655% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	698,332	456,713
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
4.625% (1 Month SOFR + 0.304%), due 11/25/37 (a)	1,028,567	972,250
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
4.555% (1 Month SOFR + 0.234%), due 12/25/36 (a)	340,478	309,014
GSAA Home Equity Trust
Series 2006-17, Class A3A
4.915% (1 Month SOFR + 0.594%), due 11/25/36 (a)	930,660	292,965
Home Equity Asset Trust
Series 2005-8, Class M2
5.11% (1 Month SOFR + 0.789%), due 2/25/36 (a)	140,884	137,538
Lehman XS Trust
Series 2007-20N, Class A1
6.735% (1 Month SOFR + 2.414%), due 12/25/37 (a)	21,713	20,987
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
4.675% (1 Month SOFR + 0.354%), due 8/25/36 (a)	208,712	82,285
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
4.735% (1 Month SOFR + 0.414%), due 10/25/36 (a)	106,343	34,296
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
5.215% (1 Month SOFR + 0.894%), due 1/25/35 (a)	71,317	71,407
New Century Home Equity Loan Trust
Series 2004-4, Class M1
5.20% (1 Month SOFR + 0.879%), due 2/25/35 (a)	42,580	42,044
Option One Mortgage Loan Trust
Series 2006-1, Class M1
4.975% (1 Month SOFR + 0.654%), due 1/25/36 (a)	1,199,050	1,122,437
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
5.305% (1 Month SOFR + 0.984%), due 2/25/36 (a)	1,164,081	1,097,875
RASC Trust (a)
Series 2006-EMX4, Class A4
4.895% (1 Month SOFR + 0.344%), due 6/25/36	321,073	314,657
Series 2005-EMX1, Class M2
5.53% (1 Month SOFR + 1.209%), due 3/25/35	514,816	513,800

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Saxon Asset Securities Trust
Series 2007-3, Class 1A
4.745% (1 Month SOFR + 0.424%), due 9/25/37 (a)	$ 64,516	$ 61,748
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
4.735% (1 Month SOFR + 0.414%), due 7/25/36	309,132	120,205
Series 2006-HE1, Class A2C
4.755% (1 Month SOFR + 0.434%), due 7/25/36	508,922	165,140
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
4.615% (1 Month SOFR + 0.294%), due 7/25/37	128,253	114,467
Series 2007-OPT1, Class 1A1
4.635% (1 Month SOFR + 0.314%), due 6/25/37	230,455	155,608
		6,463,079
Other Asset-Backed Securities 6.0%
ACAS CLO Ltd.
Series 2015-1A, Class AR3
5.445% (3 Month SOFR + 1.152%), due 10/18/28 (a)(b)	6,025	6,025
Adagio CLO VIII DAC
Series VIII-A, Class AN
3.715% (3 Month EURIBOR + 0.93%), due 4/15/32 (a)	EUR 833,764	900,648
Anchorage Capital CLO 20 Ltd.
Series 2021-20A, Class A1R
5.393% (3 Month SOFR + 1.10%), due 1/20/35 (a)(b)	$ 900,000	895,351
Anchorage Capital Europe CLO 1 DAC
Series 1A, Class A1R
3.565% (3 Month EURIBOR + 0.78%), due 1/15/31 (a)	EUR 748,236	809,067
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b)
Series 2021-FL4, Class A
5.784% (1 Month SOFR + 1.464%), due 11/15/36	$ 443,471	443,526
Series 2022-FL1, Class A
5.799% (SOFR 30A + 1.45%), due 1/15/37	902,054	902,050
Ares European CLO X DAC
Series 10A, Class AR
3.565% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)(b)	EUR 614,361	663,913
Atlas Static Senior Loan Fund I Ltd.
Series 2022-1A, Class AR
6.052% (3 Month SOFR + 1.75%), due 7/15/30 (a)(b)	$ 145,342	145,483
Bain Capital Euro CLO DAC
Series 2020-1A, Class A
3.804% (3 Month EURIBOR + 1.10%), due 1/24/33 (a)(b)	EUR 411,407	445,038
Barings Euro CLO DAC
Series 2021-2A, Class A
3.765% (3 Month EURIBOR + 0.98%), due 10/15/34 (a)(b)	2,000,000	2,144,867
Black Diamond CLO DAC
Series 2017-2A, Class A1
3.604% (3 Month EURIBOR + 0.86%), due 1/20/32 (a)	136,707	147,798

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
3.695% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	EUR 1,099,365	$ 1,186,960
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR
5.53% (3 Month SOFR + 1.212%), due 8/14/30 (a)(b)	$ 4,379	4,379
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
3.306% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)(b)	EUR 615,930	665,545
CarVal CLO III Ltd.
Series 2019-2A, Class AR2
5.022% (3 Month SOFR + 0.99%), due 7/20/32 (a)(b)	$ 2,100,000	2,092,650
CIFC European Funding CLO III DAC
Series 3A, Class A
3.835% (3 Month EURIBOR + 1.05%), due 1/15/34 (a)	EUR 1,200,000	1,294,860
CIFC Funding Ltd. (a)(b)
Series 2017-4A, Class A1R
5.508% (3 Month SOFR + 1.212%), due 10/24/30	$ 160,875	160,878
Series 2018-3A, Class A
5.655% (3 Month SOFR + 1.362%), due 7/18/31	377,590	377,692
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
5.585% (3 Month SOFR + 1.292%), due 4/20/30 (a)(b)	29,094	29,100
CVC Cordatus Loan Fund XXI DAC
Series 21A, Class A1E
3.347% (3 Month EURIBOR + 0.96%), due 9/22/34 (a)	EUR 1,000,000	1,075,919
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
3.416% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)(b)	375,659	405,591
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
5.654% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	$ 305,527	305,552
Greywolf CLO III Ltd.
Series 2020-3RA, Class A1R2
5.52% (3 Month SOFR + 1.23%), due 4/22/33 (a)(b)	1,200,000	1,199,563
Invesco Euro CLO I DAC
Series 1A, Class A1R
3.435% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)(b)	EUR 405,064	436,183
LCM 30 Ltd.
Series 30A, Class AR
5.635% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	$ 917,563	917,024
LCM 35 Ltd.
Series 35A, Class A1R
5.40% (3 Month SOFR + 1.08%), due 10/15/34 (a)(b)	1,000,000	994,969
LCM Loan Income Fund I Ltd.
Series 1A, Class A
5.585% (3 Month SOFR + 1.292%), due 4/20/31 (a)(b)	713,815	713,871

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
LCM XV LP
Series 15A, Class AR2
5.555% (3 Month SOFR + 1.262%), due 7/20/30 (a)(b)	$ 33,180	$ 33,130
LCM XXV Ltd.
Series 25A, Class AR
5.393% (3 Month SOFR + 1.10%), due 7/20/30 (a)(b)	144,227	144,222
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
5.899% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	521,667	521,300
Madison Park Euro Funding IX DAC
Series 9A, Class AR
3.665% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)(b)	EUR 500,000	536,943
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
5.715% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	$ 155,107	155,102
Palmer Square European Loan Funding DAC
Series 2023-3A, Class AR
3.526% (3 Month EURIBOR + 0.97%), due 5/15/33 (a)	EUR 433,792	469,257
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-3A, Class A1
5.355% (3 Month SOFR + 1.062%), due 7/20/29	$ 63,697	63,697
Series 2021-4A, Class A1
5.364% (3 Month SOFR + 1.062%), due 10/15/29	75,401	75,347
Rad CLO 5 Ltd.
Series 2019-5A, Class AR
5.678% (3 Month SOFR + 1.382%), due 7/24/32 (a)(b)	1,233,757	1,233,816
Romark CLO Ltd.
Series 2017-1A, Class A1R
5.582% (3 Month SOFR + 1.292%), due 10/23/30 (a)(b)	137,937	138,045
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
5.699% (3 Month SOFR + 1.402%), due 8/13/31 (a)(b)	112,685	112,744
SLM Student Loan Trust
Series 2004-3A, Class A6B
5.368% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	213,635	212,201
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
5.765% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	478,380	478,472
St Pauls CLO II DAC
Series 2A, Class AR4
3.653% (3 Month EURIBOR + 0.98%), due 10/25/35 (a)	EUR 500,000	536,043
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
5.685% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 504,129	504,111
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
5.675% (3 Month SOFR + 1.382%), due 7/20/32 (a)(b)	301,972	302,015

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
VOYA CLO
Series 2017-2A, Class A1R
5.544% (3 Month SOFR + 1.242%), due 6/7/30 (a)(b)	$ 38,171	$ 38,171
		24,919,118
Total Asset-Backed Securities (Cost $32,463,715)		31,382,197
Corporate Bonds 0.3%
Banks 0.1%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	190,000	191,483
Lloyds Banking Group plc
Series Reg S
4.947% (5 Year EURIBOR ICE Swap Rate + 5.29%), due 6/27/25 (a)(d)	EUR 200,000	216,461
Nykredit Realkredit A/S
Series Reg S
1.00%, due 10/1/50	DKK 33,033	3,687
Series Reg S
1.50%, due 10/1/52	319,059	36,044
Series Reg S
1.50%, due 10/1/53	99,604	9,973
Series Reg S
2.50%, due 10/1/47	1,548	205
UBS Group AG
Series Reg S
7.75%, due 3/1/29 (c)	EUR 100,000	121,737
		579,590
Diversified Financial Services 0.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	$ 66,000	61,784
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 18,330	2,177
Series Reg S
1.00%, due 10/1/50	1,511,408	168,690
Series CCE
1.50%, due 10/1/53	1,975,423	223,303
Series 111E
2.50%, due 10/1/47	3,994	531
Nordea Kredit Realkreditaktieselskab
1.00%, due 10/1/53	86,206	9,779
1.50%, due 10/1/53	529,608	60,019
1.50%, due 10/1/53	13,464	1,571
1.50%, due 10/1/53	500,000	50,059

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Nordea Kredit Realkreditaktieselskab
Series Reg S
2.00%, due 10/1/53 (b)	DKK 399,504	$ 47,644
2.50%, due 10/1/47	1,759	234
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/53	5,914	626
Series Reg S
1.50%, due 10/1/53	768,494	89,500
Series Reg S
2.00%, due 10/1/53	359,765	39,478
Series Reg S
2.50%, due 4/1/47	8,069	1,073
		756,468
Total Corporate Bonds (Cost $1,619,041)		1,336,058
Foreign Government Bonds 7.1%
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,101,954	819,499
France 1.2%
France Government Bond (b)(e)
Series Reg S
0.10%, due 3/1/26	EUR 3,718,636	4,031,001
Series Reg S
0.10%, due 7/25/31	840,994	868,900
		4,899,901
Italy 3.6%
Italy Buoni Poliennali del Tesoro (b)(e)
Series Reg S
0.40%, due 5/15/30	1,583,608	1,656,709
Series Reg S
1.40%, due 5/26/25	11,584,640	12,556,785
Series Reg S
1.80%, due 5/15/36	610,968	645,379
		14,858,873
Japan 2.0%
Japan Government CPI Linked Bond (e)
0.10%, due 3/10/28	JPY 480,086,590	3,321,542
0.10%, due 3/10/29	680,313,000	4,687,073
		8,008,615

	Principal Amount	Value
Foreign Government Bonds
Mexico 0.0% ‡
Mexican Udibonos
4.00%, due 8/24/34 (e)	MXN 918,158	$ 41,762
Peru 0.1%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	284,174
6.15%, due 8/12/32	900,000	245,824
		529,998
Total Foreign Government Bonds (Cost $31,757,442)		29,158,648
Mortgage-Backed Securities 3.2%
Agency (Collateralized Mortgage Obligations) 2.6%
FHLMC (a)
REMIC, Series 4779, Class WF
4.793% (SOFR 30A + 0.464%), due 7/15/44	$ 95,270	93,552
REMIC, Series 4694, Class FA
4.863% (SOFR 30A + 0.514%), due 6/15/47	740,906	725,040
REMIC, Series 5513, Class MF
5.28% (SOFR 30A + 0.94%), due 11/25/54	2,083,107	2,083,757
FHLMC, Strips
REMIC, Series 278, Class F1
4.913% (SOFR 30A + 0.564%), due 9/15/42 (a)	121,546	119,644
FNMA
REMIC, Series 2025-19, Class FC
5.50% (SOFR 30A + 1.16%), due 3/25/55 (a)	1,976,642	1,985,324
GNMA (a)
REMIC, Series 2023-H20, Class FA
5.244% (SOFR 30A + 0.90%), due 7/20/73	4,920,769	4,957,883
REMIC, Series 2023-H11, Class FC
5.444% (SOFR 30A + 1.10%), due 5/20/73	492,907	501,836
REMIC, Series 2018-H15, Class FG
5.461% (12 Month SOFR + 0.865%), due 8/20/68	293,413	292,698
REMIC, Series 2017-H10, Class FB
6.522% (12 Month SOFR + 1.465%), due 4/20/67	127,524	129,124
		10,888,858
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	22,758	12,768
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	523,879	184,116
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	24,504	11,025

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.75%, due 3/25/37 (f)	$ 144,289	$ 121,825
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	94,354	92,350
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
5.536% (SONIA3M IR + 1.069%), due 6/13/45 (b)	GBP 10,968	14,141
Series Reg S, Class A3A
5.536% (SONIA3M IR + 1.069%), due 6/13/45	41,140	53,052
Series Reg S, Class A3C
5.536% (SONIA3M IR + 1.069%), due 6/13/45	10,968	14,141
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
4.795% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 51,284	47,125
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
4.915% (1 Month SOFR + 0.594%), due 7/25/35	73,691	67,604
Series 2005-AR14, Class 1A1A
4.995% (1 Month SOFR + 0.674%), due 7/25/35	599,643	434,968
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
5.493%, due 7/25/35 (f)	129,296	54,487
New Residential Mortgage Loan Trust (b)(g)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	131,539	125,945
Series 2018-3A, Class A1
4.50%, due 5/25/58	81,985	80,088
OBX Trust
Series 2018-1, Class A2
5.085% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	16,018	15,661
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
6.235% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	98,560
RALI Trust
Series 2006-QH1, Class A1
4.815% (1 Month SOFR + 0.494%), due 12/25/36 (a)	603,885	537,278
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	221,658	67,702
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
5.055% (1 Month SOFR + 0.734%), due 6/25/44 (a)	218,637	204,932
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
4.755% (1 Month SOFR + 0.434%), due 2/25/37 (a)	311,661	239,597

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	$ 29,056	$ 20,788
		2,498,153
Total Mortgage-Backed Securities (Cost $13,948,522)		13,387,011
U.S. Government & Federal Agencies 104.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	169,111	134,571
3.00%, due 1/1/52	375,971	326,506
		461,077
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.0%
FNMA (a)
4.907% (11th District Cost of Funds Index + 1.932%), due 12/1/36	23,378	23,190
5.834% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	72,799	73,449
7.041% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	88,626	92,273
UMBS, 30 Year
4.00%, due 8/1/52	410,708	383,381
4.50%, due 7/1/52	509,415	488,105
4.50%, due 3/1/53	447,456	428,166
UMBS, Single Family, 30 Year TBA (h)
4.00%, due 4/25/55	5,800,000	5,403,931
4.50%, due 4/25/55	19,700,000	18,842,408
6.00%, due 4/25/55	15,300,000	15,539,322
		41,274,225
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
GNMA II, Single Family, 30 Year
3.50%, due 1/20/55	3,900,001	3,575,964
3.50%, due 4/15/55 TBA (h)	10,000,000	9,149,266
		12,725,230
United States Treasury Inflation - Indexed Notes 91.0%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51	4,404,778	2,531,128
0.125%, due 2/15/52 (i)	2,054,088	1,162,493
0.25%, due 2/15/50	3,682,148	2,246,539
0.625%, due 2/15/43	2,459,444	1,890,749
0.75%, due 2/15/42	5,946,830	4,776,222
0.75%, due 2/15/45	8,687,753	6,589,800
0.875%, due 2/15/47	9,531,716	7,210,396
1.00%, due 2/15/46	8,030,793	6,332,150
1.00%, due 2/15/48	4,905,542	3,767,916
1.00%, due 2/15/49 (i)	820,579	624,079

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Notes
U.S. Treasury Inflation Linked Bonds (e)
1.375%, due 2/15/44	$ 8,164,669	$ 7,105,798
1.50%, due 2/15/53	5,343,450	4,444,584
1.75%, due 1/15/28	15,503,265	15,757,771
2.00%, due 1/15/26	2,461,631	2,486,583
2.125%, due 2/15/40	7,142,985	7,217,182
2.125%, due 2/15/41	4,250,287	4,285,888
2.125%, due 2/15/54	4,554,352	4,369,584
2.375%, due 1/15/27 (i)	31,505	32,307
2.375%, due 2/15/55	2,919,488	2,953,826
2.50%, due 1/15/29	6,110,789	6,385,809
3.375%, due 4/15/32 (i)	585,232	653,939
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 4/15/26 (i)	5,148,152	5,112,156
0.125%, due 7/15/26	11,410,661	11,357,005
0.125%, due 10/15/26	29,063,250	28,830,672
0.125%, due 4/15/27	13,051,276	12,811,864
0.125%, due 1/15/30	2,790,445	2,625,158
0.125%, due 7/15/30	10,556,365	9,887,400
0.125%, due 1/15/31	8,713,156	8,046,809
0.125%, due 7/15/31	15,763,825	14,473,772
0.125%, due 1/15/32	13,522,682	12,237,789
0.25%, due 7/15/29	11,847,726	11,347,765
0.625%, due 1/15/26	12,339,956	12,332,003
0.625%, due 7/15/32	40,235,280	37,557,070
0.75%, due 7/15/28	13,680,487	13,519,162
0.875%, due 1/15/29	4,774,452	4,699,695
1.125%, due 1/15/33	12,584,110	12,054,844
1.25%, due 4/15/28 (i)	2,012,252	2,012,740
1.375%, due 7/15/33	19,978,027	19,486,448
1.625%, due 10/15/27	10,831,038	11,008,567
1.625%, due 10/15/29	4,745,026	4,811,887
1.75%, due 1/15/34	5,063,856	5,055,095
1.875%, due 7/15/34	18,223,020	18,392,401
2.125%, due 4/15/29	6,162,240	6,344,501
2.125%, due 1/15/35	4,731,020	4,856,094
2.375%, due 10/15/28	14,208,818	14,802,409
		376,488,049
Total U.S. Government & Federal Agencies (Cost $459,766,811)		430,948,581
Total Long-Term Bonds (Cost $539,555,531)		506,212,495

	Shares	Value

Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 4.164% (j)	1,570,497	$ 1,570,497
Total Short-Term Investment (Cost $1,570,497)		1,570,497
Total Investments (Cost $541,126,028)	122.8%	507,782,992
Other Assets, Less Liabilities	(22.8)	(94,290,253)
Net Assets	100.0%	$ 413,492,739

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Floating rate—Rate shown was the rate in effect as of March 31, 2025.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2025.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2025.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2025.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2025, the total net market value was $48,934,927, which represented 11.8% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for futures, swaps, foreign currency forward contracts, TBAs, and swaptions.
(j)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,062	$ 17,802	$ (17,294)	$ —	$ —	$ 1,570	$ 12	$ —	1,570

Foreign Currency Forward Contracts
As of March 31, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	29,397,328	USD	31,707,958	JPMorgan Chase Bank N.A.	4/2/25	$ 79,373
EUR	223,000	USD	240,968	Morgan Stanley & Co. International	4/2/25	162
USD	232,049	AUD	371,000	Morgan Stanley & Co. International	5/2/25	173
USD	740,889	CAD	1,057,661	BNP Paribas S.A.	5/2/25	4,840
USD	399,077	GBP	308,000	Barclays Capital	5/2/25	1,245
USD	1,004,596	JPY	149,363,801	Barclays Capital	5/2/25	5,415
USD	2,355,090	JPY	351,113,538	BNP Paribas S.A.	4/2/25	14,177
USD	2,834,117	JPY	422,465,099	JPMorgan Chase Bank N.A.	4/2/25	17,495
USD	765,946	PEN	2,806,772	Barclays Capital*	6/18/25	3,447
Total Unrealized Appreciation						126,327
USD	230,747	AUD	371,000	Barclays Capital	4/2/25	(1,072)
USD	736,939	CAD	1,061,324	Bank of America N.A.	4/2/25	(578)
USD	597,512	DKK	4,279,480	Morgan Stanley & Co. International	4/2/25	(22,734)
USD	427,664	EUR	409,000	Bank of America N.A.	4/2/25	(14,588)
USD	446,944	EUR	414,000	Barclays Capital	4/2/25	(714)
USD	30,196,245	EUR	28,797,328	BNP Paribas S.A.	4/2/25	(942,306)
USD	31,759,521	EUR	29,397,328	JPMorgan Chase Bank N.A.	5/2/25	(79,255)
USD	389,347	GBP	308,000	BNP Paribas S.A.	4/2/25	(8,513)
USD	2,980,951	JPY	447,724,978	Barclays Capital	4/2/25	(4,081)
USD	2,991,013	JPY	448,083,358	BNP Paribas S.A.	5/2/25	(6,477)
USD	4,121,387	JPY	619,873,090	JPMorgan Chase Bank N.A.	5/2/25	(25,304)
Total Unrealized Depreciation						(1,105,622)
Net Unrealized Depreciation						$ (979,295)

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of March 31, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
3 Month Euro Euribor	311	September 2026	$ 82,343,072	$ 82,360,229	$ 17,157
Australia 10 Year Bonds	82	June 2025	5,768,689	5,772,420	3,731
Euro-BTP	49	June 2025	6,333,818	6,226,645	(107,173)
Euro-Schatz	10	June 2025	1,153,001	1,156,504	3,503
U.S. Treasury 5 Year Notes	350	June 2025	37,302,799	37,854,688	551,889
U.S. Treasury 10 Year Ultra Bonds	349	June 2025	39,487,425	39,829,625	342,200
U.S. Treasury Ultra Bonds	4	June 2025	496,352	489,000	(7,352)
Total Long Contracts					803,955
Short Contracts
3 Month Euro Euribor	(311)	September 2025	(82,337,319)	(82,368,636)	(31,317)
Euro-Bobl	(35)	June 2025	(4,418,717)	(4,457,821)	(39,104)
Euro-Bund	(19)	June 2025	(2,619,172)	(2,646,774)	(27,602)
Euro-Buxl	(26)	June 2025	(3,487,972)	(3,352,852)	135,120
Euro-OAT	(87)	June 2025	(11,770,280)	(11,541,829)	228,451
U.S. Treasury 2 Year Notes	(283)	June 2025	(58,386,070)	(58,629,641)	(243,571)
U.S. Treasury 10 Year Notes	(602)	June 2025	(66,219,554)	(66,953,687)	(734,133)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Long Bonds	(91)	June 2025	$ (10,521,194)	$ (10,672,594)	$ (151,400)
Total Short Contracts					(863,556)
Net Unrealized Depreciation					$ (59,601)

1.	As of March 31, 2025, cash in the amount of $874,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2025.
Written Swaptions
As of March 31, 2025, the Portfolio held the following swaptions agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Barclays Capital	$ 3.15	10/6/25	(22,700,000)	EUR (22,700,000)	$ (262,860)	$ (6,416)
Put-2-Year Interest Rate Swap	Barclays Capital	2.44	1/25/27	(19,800,000)	(19,800,000)	(176,120)	(181,683)
Put-10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.66	9/5/25	(4,500,000)	(4,500,000)	(99,920)	(95,137)
						$(538,900)	$(283,236)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-2-Year Interest Rate Swap	Barclays Capital	$ 3.15	10/6/25	(22,700,000)	EUR (22,700,000)	$ (262,860)	$ (462,542)
Call-2-Year Interest Rate Swap	Barclays Capital	2.44	1/25/27	(19,800,000)	(19,800,000)	(176,120)	(179,000)
Call-10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.66	9/5/25	(4,500,000)	(4,500,000)	(99,920)	(82,715)
						$(538,900)	$(724,257)
Swap Contracts
As of March 31, 2025, the Portfolio held the following centrally cleared interest rate swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 27,900,000	USD	12/20/25	Fixed 4.25%	1 Day SOFR	Annually/Annually	$ 62,566	$ (23,858)	$ (86,424)
22,200,000	GBP	3/19/27	1 Day SONIA	Fixed 3.75%	Annually/Annually	(146,239)	(159,943)	(13,704)
14,000,000	JPY	9/20/27	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(1,352)	1,486	2,838
50,000,000	JPY	3/20/28	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(5,467)	6,765	12,232
420,000,000	JPY	9/14/28	Fixed 0.55%	1 Day TONAR	Annually/Annually	(3,400)	39,589	42,989
106,980,000	JPY	3/20/29	Fixed 0.45%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(21,217)	16,686	37,903
386,000,000	JPY	12/15/31	Fixed 0.50%	1 Day TONAR	Annually/Annually	354	104,405	104,051
5,900,000	EUR	8/15/32	6 Month EURIBOR	Fixed 2.879%	Semi-Annually/Annually	—	140,098	140,098
9,600,000	USD	2/13/34	1 Day SOFR	Fixed 3.085%	Annually/Annually	(75,711)	(472,554)	(396,843)
2,650,000	USD	6/18/34	Fixed 3.25%	1 Day SOFR	Annually/Annually	117,891	95,793	(22,098)
2,000,000	USD	11/15/34	Fixed 3.881%	1 Day SOFR	Annually/Annually	—	(22,445)	(22,445)
2,100,000	USD	11/15/34	Fixed 3.867%	1 Day SOFR	Annually/Annually	—	(21,140)	(21,140)
2,100,000	USD	11/15/34	Fixed 3.864%	1 Day SOFR	Annually/Annually	—	(20,737)	(20,737)
800,000	USD	11/15/34	Fixed 3.866%	1 Day SOFR	Annually/Annually	—	(8,022)	(8,022)
2,100,000	USD	11/15/34	Fixed 3.87%	1 Day SOFR	Annually/Annually	—	(21,650)	(21,650)
38,220,000	EUR	9/17/35	6 Month EURIBOR	Fixed 2.25%	Semi-Annually/Annually	(1,643,707)	(1,587,159)	56,548
1,400,000	EUR	11/4/52	Fixed 0.19%	6 Month EURIBOR	Annually/Semi-Annually	—	729,349	729,349
7,000,000	USD	2/13/54	Fixed 2.865%	1 Day SOFR	Annually/Annually	129,174	1,153,214	1,024,040

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 2,800,000	USD	6/20/54	Fixed 3.50%	1 Day SOFR	Annually/Annually	$ 72,666	$ 150,898	$ 78,232
6,800,000	USD	3/19/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	889,115	658,840	(230,275)
14,690,000	EUR	9/17/55	Fixed 2.25%	6 Month EURIBOR	Annually/Semi-Annually	1,076,704	1,242,394	165,690
						$ 451,377	$ 2,002,009	$ 1,550,632
As of March 31, 2025, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 4,410,000	USD	10/7/25	1 Month USD-CPI	Fixed 2.208%	At Maturity	$ —	$ (48,233)	$ (48,233)
3,100,000	USD	10/15/25	1 Month USD-CPI	Fixed 2.38%	At Maturity	—	(29,488)	(29,488)
3,500,000	USD	1/14/26	1 Month USD-CPI	Fixed 2.70%	At Maturity	—	(26,236)	(26,236)
2,000,000	USD	2/5/26	1 Month USD-CPI	Fixed 2.82%	At Maturity	—	(12,736)	(12,736)
2,200,000	USD	2/13/26	1 Month USD-CPI	Fixed 2.842%	At Maturity	—	(13,553)	(13,553)
2,100,000	USD	2/21/26	1 Month USD-CPI	Fixed 3.043%	At Maturity	—	(8,862)	(8,862)
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	35,494	691,202	655,708
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	14,878	330,338	315,460
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	2,699	221,397	218,698
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	637	98,079	97,442
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	2,270	128,209	125,939
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	927	51,203	50,276
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(4,173)	(87,832)	(83,659)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(2,967)	(58,596)	(55,629)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	25,597	25,597
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	38,597	38,597
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(123,234)	(464,491)	(341,257)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(176,822)	(495,038)	(318,216)
3,300,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(70,446)	(659,026)	(588,580)
700,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	—	(3,005)	(3,005)
1,600,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	(2,662)	(6,870)	(4,208)
600,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	2,547	6,600	4,053
1,200,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	7,054	13,201	6,147
800,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	—	5,778	5,778
1,300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	—	(3,349)	(3,349)
700,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	(163)	5,056	5,219
300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	(3,189)	(773)	2,416
280,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	—	(632)	(632)
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(9,433)	12,176	21,609
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	—	2,705	2,705
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	109	2,705	2,596
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	116	2,830	2,714
400,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.70%	At Maturity	2,502	56,639	54,137
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	65,638	65,638
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	799	49,229	48,430
200,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	1,693	32,819	31,126
100,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	—	15,591	15,591
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	3,734	46,773	43,039
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.682%	At Maturity	—	41,264	41,264
						$ (317,630)	$ 24,906	$ 342,536

As of March 31, 2025, the Portfolio held the following open OTC debt total return swap agreements2:
Swap Counterparty	Reference Obligation	Floating Rate[3]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[4]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 01/15/2030	1 Day SOFR + 4.49%	4/25/25	Daily	$ 15,000	$ 213,571
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 Day SOFR + 4.49%	4/25/25	Daily	15,000	204,929
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 4.49%	4/25/25	Daily	20,000	287,101
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 01/15/2027	1 Day SOFR + 4.49%	4/25/25	Daily	10,000	105,049
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 Day SOFR + 4.49%	4/25/25	Daily	10,000	128,485
						$ 939,135

1.	As of March 31, 2025, cash in the amount of $1,503,000 was on deposit with a broker for centrally cleared swap agreements.
2.	As of March 31, 2025, cash in the amount $860,000 was due to broker for OTC debt total return swap agreements.
3.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
4.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
AUD—Australia Dollar
Bobl—Bundesobligation, the German word for federal government bond
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
Buxl—Ultra Long German Bond Future
CAD—Canada Dollar
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
JPY—Japanese Yen
MXN—Mexico Peso
OAT—Obligations assimilables du Trésor
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA3M IR—Sterling Overnight Interbank Average 3 Month Index Rate
TBA—To Be Announced

TONAR—Tokyo Overnight Average Rate
UKRPI—UK Retail Price Index
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 31,382,197	$ —	$ 31,382,197
Corporate Bonds	—	1,336,058	—	1,336,058
Foreign Government Bonds	—	29,158,648	—	29,158,648
Mortgage-Backed Securities	—	13,387,011	—	13,387,011
U.S. Government & Federal Agencies	—	430,948,581	—	430,948,581
Total Long-Term Bonds	—	506,212,495	—	506,212,495
Short-Term Investment
Affiliated Investment Company	1,570,497	—	—	1,570,497
Total Investments in Securities	1,570,497	506,212,495	—	507,782,992
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	126,327	—	126,327
Futures Contracts	1,282,051	—	—	1,282,051
Interest Rate Swap Contracts	—	2,393,970	—	2,393,970
Inflation Swap Contracts	—	1,880,179	—	1,880,179
OTC Debt Total Return Swap Contracts	—	939,135	—	939,135
Total Other Financial Instruments	1,282,051	5,339,611	—	6,621,662
Total Investments in Securities and Other Financial Instruments	$ 2,852,548	$ 511,552,106	$ —	$ 514,404,654
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (1,105,622)	$ —	$ (1,105,622)
Futures Contracts (b)	(1,341,652)	—	—	(1,341,652)
Written Options	(1,007,493)	—	—	(1,007,493)
Interest Rate Swap Contracts (b)	—	(843,338)	—	(843,338)
Inflation Swap Contracts (b)	—	(1,537,643)	—	(1,537,643)
Total Other Financial Instruments	$ (2,349,145)	$ (3,486,603)	$ —	$ (5,835,748)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
BNP Paribas S.A.	4.45%	3/3/2025	4/2/2025	$ 4,675,418	$ 4,675,973
BNP Paribas S.A.	4.45	3/3/2025	4/2/2025	9,411,371	9,412,634
BNP Paribas S.A.	4.44	3/10/2025	4/8/2025	2,125,383	2,126,959
BNP Paribas S.A.	4.44	3/10/2025	4/8/2025	14,854,797	14,868,015
BNP Paribas S.A.	4.44	3/10/2025	4/8/2025	6,359,136	6,364,643
BNP Paribas S.A.	4.44	3/10/2025	4/8/2025	8,945,239	8,952,933
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	2,494,328	2,494,507
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	15,768,712	15,769,748
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	6,387,554	6,388,050
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	7,115,119	7,115,721
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	4,223,086	4,223,424
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	4,684,506	4,684,933
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	1,853,198	1,853,365
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	6,973,990	6,974,628
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	6,455,270	6,455,933
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	6,203,145	6,203,791
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	7,063,045	7,063,770
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	3,687,928	3,688,327
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	2,188,037	2,188,326
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	2,463,917	2,464,274
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	4,344,542	4,345,022
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	4,273,235	4,273,630
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	2,890,773	2,891,039
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	4,686,158	4,686,372
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	11,294,399	11,294,787
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	12,332,661	12,333,181
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	11,341,855	11,342,200
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	13,487,989	13,488,536
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	2,610,514	2,610,627
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	9,822,881	9,823,309
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	7,987,922	7,988,240
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	4,263,995	4,264,116
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	14,358,052	14,358,706
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	28,797,294	28,798,297
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	12,118,159	12,118,698
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	12,785,040	12,785,344
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	35,094,479	35,096,308
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	11,061,329	11,062,058
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	11,956,845	11,957,635
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	1,011,655	1,011,717
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	19,323,867	19,325,084
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	5,014,480	5,014,836
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	9,318,752	9,319,456
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	4,822,181	4,822,500
BNP Paribas S.A.	4.50	3/27/2025	4/3/2025	4,814,339	4,814,724
BNP Paribas S.A.	4.51	3/27/2025	4/4/2025	15,771,754	15,772,888
BNP Paribas S.A.	4.51	3/27/2025	4/4/2025	28,810,946	28,811,689
BNP Paribas S.A.	4.51	3/27/2025	4/4/2025	35,100,279	35,102,445
				463,429,554	463,483,398
(a) During the year ended March 31, 2025, the Portfolio’s average amount of borrowing was $42,410,728 at a weighted average interest rate of 4.50%.
(b) Payable for sale-buyback transactions includes $53,844 of deferred price drop.

NYLI VP Small Cap Growth Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 94.2%
Aerospace & Defense 2.1%
Curtiss-Wright Corp.	10,970	$ 3,480,452
Standardaero, Inc. (a)(b)	139,113	3,705,970
Woodward, Inc.	9,065	1,654,272
		8,840,694
Automobile Components 0.5%
Modine Manufacturing Co. (a)	27,527	2,112,697
Banks 2.3%
Bancorp, Inc. (The) (a)	72,467	3,829,156
Prosperity Bancshares, Inc.	83,461	5,956,612
		9,785,768
Beverages 0.5%
Vita Coco Co., Inc. (The) (a)	64,383	1,973,339
Biotechnology 7.9%
Alkermes plc (a)	115,546	3,815,329
Biohaven Ltd. (a)	34,238	823,082
Blueprint Medicines Corp. (a)	64,285	5,689,865
Crinetics Pharmaceuticals, Inc. (a)	46,968	1,575,307
Cytokinetics, Inc. (a)	62,466	2,510,509
Denali Therapeutics, Inc. (a)	89,667	1,219,023
Insmed, Inc. (a)	77,507	5,913,009
Krystal Biotech, Inc. (a)	11,958	2,156,027
Neurocrine Biosciences, Inc. (a)	34,464	3,811,718
SpringWorks Therapeutics, Inc. (a)	78,080	3,445,670
Vaxcyte, Inc. (a)	66,875	2,525,200
		33,484,739
Building Products 3.1%
AAON, Inc.	18,519	1,446,890
AZEK Co., Inc. (The) (a)	88,553	4,329,356
CSW Industrials, Inc.	6,535	1,905,083
Simpson Manufacturing Co., Inc.	20,716	3,254,069
Zurn Elkay Water Solutions Corp.	69,277	2,284,756
		13,220,154
Capital Markets 3.6%
DigitalBridge Group, Inc.	128,294	1,131,553
Evercore, Inc., Class A	9,186	1,834,628
Hamilton Lane, Inc., Class A	27,673	4,114,145
Houlihan Lokey, Inc.	29,275	4,727,912
StepStone Group, Inc., Class A	66,578	3,477,369
		15,285,607
Chemicals 1.7%
Hawkins, Inc.	20,386	2,159,285

	Shares	Value
Common Stocks
Chemicals
HB Fuller Co.	38,738	$ 2,173,977
Innospec, Inc.	31,256	2,961,506
		7,294,768
Commercial Services & Supplies 7.6%
Casella Waste Systems, Inc., Class A (a)	78,185	8,718,409
Montrose Environmental Group, Inc. (a)	55,301	788,592
MSA Safety, Inc.	16,099	2,361,562
OPENLANE, Inc. (a)	80,828	1,558,364
Rentokil Initial plc, Sponsored ADR	113,293	2,594,410
Tetra Tech, Inc.	56,385	1,649,261
VSE Corp.	43,358	5,202,526
Waste Connections, Inc.	48,197	9,407,573
		32,280,697
Construction & Engineering 4.3%
Construction Partners, Inc., Class A (a)	54,441	3,912,675
Everus Construction Group, Inc. (a)	56,391	2,091,542
Fluor Corp. (a)	72,029	2,580,079
Limbach Holdings, Inc. (a)	39,797	2,963,682
Sterling Infrastructure, Inc. (a)	16,160	1,829,474
Valmont Industries, Inc.	16,714	4,769,674
		18,147,126
Construction Materials 0.8%
Knife River Corp. (a)	39,285	3,543,900
Consumer Staples Distribution & Retail 2.3%
Casey's General Stores, Inc.	13,258	5,754,502
Sprouts Farmers Market, Inc. (a)	26,098	3,983,599
		9,738,101
Diversified Consumer Services 3.8%
Bright Horizons Family Solutions, Inc. (a)	84,267	10,705,280
KinderCare Learning Cos., Inc. (a)	131,722	1,526,658
Mister Car Wash, Inc. (a)	494,425	3,901,013
		16,132,951
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings, Inc.	56,673	3,474,622
Electrical Equipment 0.1%
Generac Holdings, Inc. (a)	3,936	498,494
Electronic Equipment, Instruments & Components 3.0%
Itron, Inc. (a)	22,012	2,305,977
Littelfuse, Inc.	11,119	2,187,552
Mirion Technologies, Inc. (a)	420,883	6,102,803

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components
Novanta, Inc. (a)	18,133	$ 2,318,667
		12,914,999
Energy Equipment & Services 3.8%
Cactus, Inc., Class A	76,303	3,496,967
ChampionX Corp.	157,088	4,681,222
Oceaneering International, Inc. (a)	172,351	3,758,975
TechnipFMC plc	134,622	4,266,171
		16,203,335
Entertainment 1.0%
Take-Two Interactive Software, Inc. (a)	19,598	4,061,685
Food Products 0.7%
Freshpet, Inc. (a)	19,645	1,633,875
Vital Farms, Inc. (a)	48,607	1,481,055
		3,114,930
Ground Transportation 0.7%
Saia, Inc. (a)	8,374	2,926,127
Health Care Equipment & Supplies 3.8%
Establishment Labs Holdings, Inc. (a)(b)	87,399	3,566,316
Glaukos Corp. (a)	32,529	3,201,504
Globus Medical, Inc., Class A (a)	32,911	2,409,085
Kestra Medical Technologies Ltd. (a)(b)	19,329	481,679
OrthoPediatrics Corp. (a)	52,493	1,292,903
PROCEPT BioRobotics Corp. (a)	53,936	3,142,311
SI-BONE, Inc. (a)	113,900	1,598,017
Tandem Diabetes Care, Inc. (a)	34,142	654,161
		16,345,976
Health Care Providers & Services 6.7%
Encompass Health Corp.	48,413	4,903,268
Ensign Group, Inc. (The)	29,220	3,781,068
HealthEquity, Inc. (a)	98,075	8,666,888
LifeStance Health Group, Inc. (a)	185,862	1,237,841
NeoGenomics, Inc. (a)	146,445	1,389,763
Option Care Health, Inc. (a)	88,722	3,100,834
RadNet, Inc. (a)	84,647	4,208,649
Surgery Partners, Inc. (a)	47,907	1,137,791
		28,426,102
Health Care Technology 0.8%
Phreesia, Inc. (a)	140,062	3,579,985
Hotels, Restaurants & Leisure 1.4%
Churchill Downs, Inc.	19,571	2,173,751

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
First Watch Restaurant Group, Inc. (a)	38,169	$ 635,514
Kura Sushi USA, Inc., Class A (a)(b)	24,479	1,253,325
Sweetgreen, Inc., Class A (a)	70,850	1,772,667
		5,835,257
Household Durables 0.9%
Installed Building Products, Inc.	17,654	3,026,955
TopBuild Corp. (a)	2,179	664,486
		3,691,441
Industrial REITs 1.5%
EastGroup Properties, Inc.	16,370	2,883,575
Terreno Realty Corp.	57,435	3,631,041
		6,514,616
Insurance 2.0%
Goosehead Insurance, Inc., Class A	24,988	2,950,083
Kinsale Capital Group, Inc.	4,624	2,250,547
Skyward Specialty Insurance Group, Inc. (a)	64,025	3,388,203
		8,588,833
IT Services 0.2%
Globant SA (a)(b)	7,810	919,393
Life Sciences Tools & Services 1.9%
Bio-Techne Corp.	67,142	3,936,535
Bruker Corp.	86,336	3,603,665
West Pharmaceutical Services, Inc.	2,559	572,909
		8,113,109
Machinery 2.9%
Enpro, Inc.	14,328	2,318,127
IDEX Corp.	9,427	1,706,004
JBT Marel Corp.	27,978	3,418,912
Kadant, Inc.	5,413	1,823,694
Mueller Water Products, Inc., Class A	69,645	1,770,376
SPX Technologies, Inc. (a)	10,912	1,405,247
		12,442,360
Metals & Mining 0.5%
Materion Corp.	26,278	2,144,285
Oil, Gas & Consumable Fuels 1.4%
Matador Resources Co.	58,726	3,000,312
Range Resources Corp.	72,225	2,883,944
		5,884,256
Personal Care Products 0.6%
BellRing Brands, Inc. (a)	36,943	2,750,776

	Shares	Value
Common Stocks
Professional Services 1.4%
CBIZ, Inc. (a)	52,645	$ 3,993,650
FTI Consulting, Inc. (a)	13,131	2,154,534
		6,148,184
Real Estate Management & Development 0.2%
FirstService Corp.	5,928	983,752
Semiconductors & Semiconductor Equipment 4.6%
Credo Technology Group Holding Ltd. (a)	28,726	1,153,636
Entegris, Inc.	34,432	3,012,111
Lattice Semiconductor Corp. (a)	20,078	1,053,091
MACOM Technology Solutions Holdings, Inc. (a)	22,427	2,251,222
Onto Innovation, Inc. (a)	12,638	1,533,495
PDF Solutions, Inc. (a)	52,466	1,002,625
Power Integrations, Inc.	31,767	1,604,234
SiTime Corp. (a)	28,725	4,391,191
Universal Display Corp.	18,006	2,511,477
Veeco Instruments, Inc. (a)	60,284	1,210,503
		19,723,585
Software 8.9%
Alkami Technology, Inc. (a)	69,717	1,830,071
Appfolio, Inc., Class A (a)	4,673	1,027,593
Box, Inc., Class A (a)	116,167	3,584,914
CCC Intelligent Solutions Holdings, Inc. (a)	655,021	5,914,840
Clearwater Analytics Holdings, Inc., Class A (a)	155,447	4,165,979
Descartes Systems Group, Inc. (The) (a)	39,708	4,003,758
Dynatrace, Inc. (a)	85,657	4,038,727
Guidewire Software, Inc. (a)	14,219	2,664,072
JFrog Ltd. (a)	92,082	2,946,624
Onestream, Inc. (a)	81,239	1,733,640
Procore Technologies, Inc. (a)	49,331	3,256,833
PROS Holdings, Inc. (a)	82,685	1,573,495
Sprout Social, Inc., Class A (a)	63,086	1,387,261
		38,127,807
Specialty Retail 1.0%
Boot Barn Holdings, Inc. (a)	25,051	2,691,229
Revolve Group, Inc. (a)	78,785	1,693,090
		4,384,319
Trading Companies & Distributors 2.9%
Applied Industrial Technologies, Inc.	11,856	2,671,631
FTAI Aviation Ltd.	22,064	2,449,766
McGrath RentCorp	19,026	2,119,496

	Shares	Value
Common Stocks
Trading Companies & Distributors
SiteOne Landscape Supply, Inc. (a)	41,724	$ 5,066,963
		12,307,856
Total Common Stocks (Cost $375,977,940)		401,946,625
Short-Term Investments 6.2%
Affiliated Investment Company 4.1%
NYLI U.S. Government Liquidity Fund, 4.164% (c)	17,354,866	17,354,866
Unaffiliated Investment Companies 2.1%
Allspring Government Money Market Fund, 4.344% (c)(d)	1,000,000	1,000,000
BlackRock Liquidity FedFund, 4.343% (c)(d)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, 4.351% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.376% (c)(d)	5,870,641	5,870,641
		8,870,641
Total Short-Term Investments (Cost $26,225,507)		26,225,507
Total Investments (Cost $402,203,447)	100.4%	428,172,132
Other Assets, Less Liabilities	(0.4)	(1,583,269)
Net Assets	100.0%	$ 426,588,863

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $8,665,477; the total market value of collateral held by the Portfolio was $8,900,921. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $30,280. The Portfolio received cash collateral with a value of $8,870,641.
(c)	Current yield as of March 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 13,350	$ 47,593	$ (43,588)	$ —	$ —	$ 17,355	$ 168	$ —	17,355

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 401,946,625	$ —	$ —	$ 401,946,625
Short-Term Investments
Affiliated Investment Company	17,354,866	—	—	17,354,866
Unaffiliated Investment Companies	8,870,641	—	—	8,870,641
Total Short-Term Investments	26,225,507	—	—	26,225,507
Total Investments in Securities	$ 428,172,132	$ —	$ —	$ 428,172,132

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP American Century Sustainable Equity Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Air Freight & Logistics 0.4%
FedEx Corp.	6,399	$ 1,559,948
Automobiles 1.3%
Tesla, Inc. (a)	19,521	5,059,062
Banks 3.8%
Bank of America Corp.	104,410	4,357,030
JPMorgan Chase & Co.	29,214	7,166,194
Regions Financial Corp.	160,807	3,494,336
		15,017,560
Beverages 1.0%
PepsiCo, Inc.	25,186	3,776,389
Biotechnology 1.7%
AbbVie, Inc.	21,035	4,407,253
Vertex Pharmaceuticals, Inc. (a)	4,652	2,255,383
		6,662,636
Broadline Retail 3.7%
Amazon.com, Inc. (a)	76,650	14,583,429
Building Products 1.2%
Johnson Controls International plc	57,808	4,630,999
Capital Markets 4.9%
Ameriprise Financial, Inc.	5,653	2,736,674
BlackRock, Inc.	2,803	2,652,983
Intercontinental Exchange, Inc.	13,115	2,262,338
KKR & Co., Inc.	18,860	2,180,405
Morgan Stanley	40,344	4,706,934
S&P Global, Inc.	9,340	4,745,654
		19,284,988
Chemicals 2.0%
Ecolab, Inc.	12,044	3,053,395
Linde plc	10,013	4,662,453
		7,715,848
Commercial Services & Supplies 0.4%
Copart, Inc. (a)	25,287	1,430,991
Communications Equipment 1.4%
Arista Networks, Inc. (a)	23,357	1,809,700
Motorola Solutions, Inc.	8,124	3,556,769
		5,366,469

	Shares	Value
Common Stocks
Consumer Finance 0.8%
American Express Co.	11,076	$ 2,979,998
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp.	3,341	3,159,851
Sysco Corp.	43,061	3,231,297
		6,391,148
Containers & Packaging 0.4%
Ball Corp.	30,542	1,590,322
Distributors 0.5%
LKQ Corp.	46,411	1,974,324
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	67,563	3,064,658
Electric Utilities 1.6%
NextEra Energy, Inc.	89,260	6,327,641
Electrical Equipment 1.0%
Eaton Corp. plc	10,708	2,910,756
GE Vernova, Inc.	3,521	1,074,891
		3,985,647
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	10,786	1,728,564
Energy Equipment & Services 1.1%
Schlumberger NV	107,970	4,513,146
Entertainment 0.8%
Liberty Media Corp.-Liberty Formula One, Class C (a)	7,811	703,068
Netflix, Inc. (a)	2,593	2,418,050
		3,121,118
Financial Services 4.0%
Block, Inc. (a)	19,992	1,086,165
Fiserv, Inc. (a)	11,579	2,556,990
Mastercard, Inc., Class A	14,639	8,023,929
Visa, Inc., Class A	11,647	4,081,808
		15,748,892
Ground Transportation 1.5%
Saia, Inc. (a)	1,374	480,117
Uber Technologies, Inc. (a)	30,083	2,191,847

	Shares	Value
Common Stocks
Ground Transportation
Union Pacific Corp.	14,344	$ 3,388,627
		6,060,591
Health Care Equipment & Supplies 1.3%
IDEXX Laboratories, Inc. (a)	5,411	2,272,349
Intuitive Surgical, Inc. (a)	5,980	2,961,715
		5,234,064
Health Care Providers & Services 2.8%
Cigna Group (The)	11,109	3,654,861
UnitedHealth Group, Inc.	14,392	7,537,810
		11,192,671
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A (a)	6,561	783,777
Booking Holdings, Inc.	472	2,174,461
Chipotle Mexican Grill, Inc. (a)	49,451	2,482,935
Hilton Worldwide Holdings, Inc.	12,654	2,879,418
		8,320,591
Household Products 2.5%
Church & Dwight Co., Inc.	22,394	2,465,355
Colgate-Palmolive Co.	18,434	1,727,266
Procter & Gamble Co. (The)	32,381	5,518,370
		9,710,991
Industrial Conglomerates 0.8%
Honeywell International, Inc.	13,999	2,964,288
Industrial REITs 1.1%
Prologis, Inc.	39,283	4,391,447
Insurance 2.1%
Marsh & McLennan Cos., Inc.	10,691	2,608,925
MetLife, Inc.	40,336	3,238,577
Progressive Corp. (The)	8,747	2,475,489
		8,322,991
Interactive Media & Services 6.3%
Alphabet, Inc., Class A	95,279	14,733,945
Meta Platforms, Inc., Class A	17,831	10,277,075
		25,011,020
IT Services 2.3%
Accenture plc, Class A	12,650	3,947,306
International Business Machines Corp.	17,186	4,273,471
MongoDB, Inc. (a)	5,290	927,866
		9,148,643

	Shares	Value
Common Stocks
Leisure Products 0.3%
YETI Holdings, Inc. (a)	35,155	$ 1,163,631
Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc.	12,228	1,430,431
Danaher Corp.	19,462	3,989,710
Thermo Fisher Scientific, Inc.	5,950	2,960,720
		8,380,861
Machinery 2.8%
Cummins, Inc.	10,457	3,277,642
Deere & Co.	4,593	2,155,724
Parker-Hannifin Corp.	4,342	2,639,285
Xylem, Inc.	26,185	3,128,060
		11,200,711
Oil, Gas & Consumable Fuels 1.6%
Cheniere Energy, Inc.	13,246	3,065,124
ConocoPhillips	20,142	2,115,313
EOG Resources, Inc.	10,196	1,307,535
		6,487,972
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	23,544	1,435,949
Eli Lilly & Co.	6,894	5,693,824
Merck & Co., Inc.	22,144	1,987,645
Novo Nordisk A/S, Class B	25,497	1,767,257
Zoetis, Inc.	18,723	3,082,742
		13,967,417
Semiconductors & Semiconductor Equipment 9.3%
Analog Devices, Inc.	21,298	4,295,168
Applied Materials, Inc.	9,922	1,439,881
ARM Holdings plc, ADR (a)(b)	6,361	679,291
ASML Holding NV	3,236	2,141,252
Broadcom, Inc.	48,907	8,188,499
NVIDIA Corp.	182,891	19,821,727
		36,565,818
Software 11.0%
Cadence Design Systems, Inc. (a)	15,936	4,053,003
Crowdstrike Holdings, Inc., Class A (a)	4,708	1,659,947
Dynatrace, Inc. (a)	32,076	1,512,383
Microsoft Corp.	80,125	30,078,124
Salesforce, Inc.	8,051	2,160,566
ServiceNow, Inc. (a)	1,622	1,291,339
Workday, Inc., Class A (a)	11,436	2,670,649
		43,426,011

	Shares	Value
Common Stocks
Specialized REITs 1.1%
Equinix, Inc.	5,517	$ 4,498,286
Specialty Retail 3.8%
CarMax, Inc. (a)	16,324	1,271,966
Home Depot, Inc. (The)	17,283	6,334,047
TJX Cos., Inc. (The)	36,824	4,485,163
Tractor Supply Co.	52,784	2,908,398
		14,999,574
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	88,895	19,746,246
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp. (a)	7,999	894,368
Trading Companies & Distributors 0.8%
Ferguson Enterprises, Inc.	9,128	1,462,580
United Rentals, Inc.	2,663	1,668,902
		3,131,482
Total Common Stocks (Cost $325,120,355)		391,333,451
Exchange-Traded Fund 0.7%
iShares Core S&P 500 ETF	4,968	2,791,520
Total Exchange-Traded Fund (Cost $2,812,747)		2,791,520
Short-Term Investments 0.5%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.164% (c)	1,259,151	1,259,151
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 4.376% (c)(d)	647,957	647,957
Total Short-Term Investments (Cost $1,907,108)		1,907,108
Total Investments (Cost $329,840,210)	100.3%	396,032,079
Other Assets, Less Liabilities	(0.3)	(1,148,124)
Net Assets	100.0%	$ 394,883,955

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $611,266. The Portfolio received cash collateral with a value of $647,957.
(c)	Current yield as of March 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 896	$ 9,171	$ (8,808)	$ —	$ —	$ 1,259	$ 9	$ —	1,259
Foreign Currency Forward Contracts
As of March 31, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	355,428	USD	51,688	UBS AG, Stamford Branch	6/27/25	$ 121
DKK	273,073	USD	39,740	UBS AG, Stamford Branch	6/27/25	64
EUR	46,485	USD	50,438	UBS AG, Stamford Branch	6/27/25	73
USD	1,675,415	DKK	11,460,392	UBS AG, Stamford Branch	6/27/25	4,904
USD	503,186	EUR	462,445	Bank of America N.A.	6/27/25	690
USD	503,232	EUR	462,445	Goldman Sachs & Co LLC	6/27/25	737
USD	503,166	EUR	462,445	Morgan Stanley & Co.	6/27/25	670
USD	503,045	EUR	462,445	UBS AG, Stamford Branch	6/27/25	549
Total Unrealized Appreciation						7,808
DKK	416,111	USD	60,682	UBS AG, Stamford Branch	6/27/25	(28)
EUR	82,518	USD	89,720	Goldman Sachs & Co LLC	6/27/25	(56)
Total Unrealized Depreciation						(84)
Net Unrealized Appreciation						$ 7,724

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ADR—American Depositary Receipt
DKK—Denmark Krone
ETF—Exchange-Traded Fund
EUR—Euro
REIT—Real Estate Investment Trust
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 12,200,160	$ 1,767,257	$ —	$ 13,967,417
Semiconductors & Semiconductor Equipment	34,424,566	2,141,252	—	36,565,818
All Other Industries	340,800,216	—	—	340,800,216
Total Common Stocks	387,424,942	3,908,509	—	391,333,451
Exchange-Traded Fund	2,791,520	—	—	2,791,520
Short-Term Investments
Affiliated Investment Company	1,259,151	—	—	1,259,151
Unaffiliated Investment Company	647,957	—	—	647,957
Total Short-Term Investments	1,907,108	—	—	1,907,108
Total Investments in Securities	392,123,570	3,908,509	—	396,032,079
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	7,808	—	7,808
Total Investments in Securities and Other Financial Instruments	$ 392,123,570	$ 3,916,317	$ —	$ 396,039,887
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (84)	$ —	$ (84)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Schroders Mid Cap Opportunities Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.1%
Aerospace & Defense 3.5%
BWX Technologies, Inc.	110,667	$ 10,917,300
Hexcel Corp.	205,507	11,253,563
		22,170,863
Banks 2.4%
Commerce Bancshares, Inc.	141,385	8,798,389
UMB Financial Corp.	61,650	6,232,815
		15,031,204
Biotechnology 1.3%
Exact Sciences Corp. (a)	197,926	8,568,217
Building Products 4.2%
Advanced Drainage Systems, Inc.	92,999	10,104,341
Masco Corp.	134,539	9,355,842
Trane Technologies plc	21,751	7,328,347
		26,788,530
Capital Markets 3.8%
MarketAxess Holdings, Inc.	45,092	9,755,654
Morningstar, Inc.	21,151	6,342,550
Raymond James Financial, Inc.	60,314	8,378,218
		24,476,422
Chemicals 0.8%
Westlake Corp.	48,049	4,806,342
Commercial Services & Supplies 4.1%
Rentokil Initial plc, Sponsored ADR	604,120	13,834,348
Waste Connections, Inc.	63,074	12,311,414
		26,145,762
Communications Equipment 1.1%
Ciena Corp. (a)	120,618	7,288,946
Containers & Packaging 3.7%
AptarGroup, Inc.	82,964	12,310,198
Avery Dennison Corp.	63,702	11,337,045
		23,647,243
Electric Utilities 1.4%
Alliant Energy Corp.	136,768	8,801,021
Electrical Equipment 1.4%
Regal Rexnord Corp.	76,107	8,664,782

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 4.2%
Coherent Corp. (a)	114,392	$ 7,428,617
Teledyne Technologies, Inc. (a)	22,047	10,973,012
Zebra Technologies Corp., Class A (a)	30,597	8,645,488
		27,047,117
Entertainment 1.6%
Take-Two Interactive Software, Inc. (a)	48,593	10,070,899
Food Products 3.2%
Hershey Co. (The)	50,142	8,575,786
McCormick & Co., Inc. (Non-Voting)	141,314	11,631,556
		20,207,342
Health Care Equipment & Supplies 4.1%
Cooper Cos., Inc. (The) (a)	121,852	10,278,216
Masimo Corp. (a)	60,977	10,158,768
Teleflex, Inc.	41,903	5,790,576
		26,227,560
Health Care Providers & Services 3.5%
Chemed Corp.	18,405	11,324,964
Encompass Health Corp.	111,142	11,256,462
		22,581,426
Health Care REITs 3.1%
Alexandria Real Estate Equities, Inc.	78,961	7,304,682
Ventas, Inc.	177,376	12,196,374
		19,501,056
Hotels, Restaurants & Leisure 4.3%
Aramark	493,829	17,046,977
Churchill Downs, Inc.	92,488	10,272,642
		27,319,619
Industrial REITs 1.6%
Rexford Industrial Realty, Inc.	261,074	10,221,047
Insurance 8.6%
Arthur J. Gallagher & Co.	43,014	14,850,153
Assurant, Inc.	79,249	16,622,478
Reinsurance Group of America, Inc.	60,809	11,973,292
Ryan Specialty Holdings, Inc.	150,249	11,098,894
		54,544,817
Interactive Media & Services 1.9%
Match Group, Inc.	396,623	12,374,638

	Shares	Value
Common Stocks
IT Services 6.1%
Amdocs Ltd.	150,137	$ 13,737,535
EPAM Systems, Inc. (a)	56,001	9,455,209
Twilio, Inc., Class A (a)	55,001	5,385,148
VeriSign, Inc. (a)	40,671	10,325,147
		38,903,039
Life Sciences Tools & Services 1.6%
West Pharmaceutical Services, Inc.	45,035	10,082,436
Machinery 2.9%
Dover Corp.	50,718	8,910,138
IDEX Corp.	53,240	9,634,843
		18,544,981
Multi-Utilities 3.5%
Ameren Corp.	123,274	12,376,710
CMS Energy Corp.	129,731	9,744,095
		22,120,805
Oil, Gas & Consumable Fuels 2.9%
Coterra Energy, Inc.	342,475	9,897,528
Diamondback Energy, Inc.	53,016	8,476,198
		18,373,726
Professional Services 4.3%
Leidos Holdings, Inc.	49,350	6,659,289
Robert Half, Inc.	144,508	7,882,912
Verisk Analytics, Inc.	42,136	12,540,516
		27,082,717
Retail REITs 1.4%
Brixmor Property Group, Inc.	326,568	8,670,380
Semiconductors & Semiconductor Equipment 2.2%
Entegris, Inc.	93,617	8,189,615
Marvell Technology, Inc.	93,309	5,745,035
		13,934,650
Software 5.0%
AppLovin Corp., Class A (a)	18,163	4,812,650
Dolby Laboratories, Inc., Class A	161,827	12,996,326
Palantir Technologies, Inc., Class A (a)	63,223	5,336,021
PTC, Inc. (a)	54,645	8,467,243
		31,612,240
Specialized REITs 1.2%
Lamar Advertising Co., Class A	69,463	7,903,500

	Shares	Value
Common Stocks
Specialty Retail 1.4%
Burlington Stores, Inc. (a)	38,006	$ 9,057,970
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Inc., Class A (a)	76,538	3,388,337
Textiles, Apparel & Luxury Goods 1.3%
Ralph Lauren Corp.	38,396	8,475,533
Total Common Stocks (Cost $625,455,477)		624,635,167
Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	12,764,655	12,764,655
Total Short-Term Investment (Cost $12,764,655)		12,764,655
Total Investments (Cost $638,220,132)	100.1%	637,399,822
Other Assets, Less Liabilities	(0.1)	(416,623)
Net Assets	100.0%	$ 636,983,199

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 15,622	$ 49,258	$ (52,115)	$ —	$ —	$ 12,765	$ 177	$ —	12,765
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 624,635,167	$ —	$ —	$ 624,635,167
Short-Term Investment
Affiliated Investment Company	12,764,655	—	—	12,764,655
Total Investments in Securities	$ 637,399,822	$ —	$ —	$ 637,399,822

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Winslow Large Cap Growth Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 3.8%
Axon Enterprise, Inc. (a)	16,300	$ 8,572,985
GE Aerospace	146,302	29,282,345
Howmet Aerospace, Inc.	169,127	21,940,846
		59,796,176
Automobiles 1.8%
Tesla, Inc. (a)	105,681	27,388,288
Biotechnology 1.4%
Alnylam Pharmaceuticals, Inc. (a)	82,291	22,220,216
Broadline Retail 7.1%
Amazon.com, Inc. (a)	586,936	111,670,443
Building Products 1.2%
Trane Technologies plc	56,686	19,098,647
Capital Markets 3.1%
KKR & Co., Inc.	159,515	18,441,529
LPL Financial Holdings, Inc.	93,500	30,587,590
		49,029,119
Chemicals 1.0%
Ecolab, Inc.	60,530	15,345,566
Commercial Services & Supplies 1.8%
Cintas Corp.	139,700	28,712,541
Entertainment 4.8%
Netflix, Inc. (a)	35,918	33,494,613
Spotify Technology SA (a)	76,375	42,008,541
		75,503,154
Financial Services 6.6%
Fiserv, Inc. (a)	90,390	19,960,824
Mastercard, Inc., Class A	84,374	46,247,077
Visa, Inc., Class A	105,870	37,103,200
		103,311,101
Health Care Equipment & Supplies 5.0%
Boston Scientific Corp. (a)	172,703	17,422,278
Intuitive Surgical, Inc. (a)	74,136	36,717,337
Stryker Corp.	66,400	24,717,400
		78,857,015
Hotels, Restaurants & Leisure 5.8%
Booking Holdings, Inc.	5,643	25,996,793

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (a)	553,525	$ 27,792,490
DoorDash, Inc., Class A (a)	113,500	20,744,395
Hilton Worldwide Holdings, Inc.	72,318	16,455,961
		90,989,639
Insurance 1.1%
Arthur J. Gallagher & Co.	51,134	17,653,502
Interactive Media & Services 9.6%
Alphabet, Inc.
Class A	218,913	33,852,706
Class C	196,768	30,741,065

Meta Platforms, Inc., Class A	146,936	84,688,033
		149,281,804
IT Services 1.0%
Shopify, Inc., Class A (a)	161,914	15,459,549
Life Sciences Tools & Services 1.3%
Danaher Corp.	98,600	20,213,000
Pharmaceuticals 3.9%
Eli Lilly & Co.	73,771	60,928,207
Semiconductors & Semiconductor Equipment 13.7%
Broadcom, Inc.	366,200	61,312,866
Lam Research Corp.	467,763	34,006,370
NVIDIA Corp.	939,584	101,832,114
Texas Instruments, Inc.	92,090	16,548,573
		213,699,923
Software 18.3%
AppLovin Corp., Class A (a)	15,600	4,133,532
Fair Isaac Corp. (a)	16,691	30,780,874
Microsoft Corp.	382,241	143,489,449
Oracle Corp.	93,367	13,053,640
Palantir Technologies, Inc., Class A (a)	119,000	10,043,600
Salesforce, Inc.	46,050	12,357,978
ServiceNow, Inc. (a)	41,678	33,181,523
Synopsys, Inc. (a)	39,476	16,929,283
Workday, Inc., Class A (a)	92,751	21,660,141
		285,630,020
Specialty Retail 1.4%
O'Reilly Automotive, Inc. (a)	14,953	21,421,369

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	424,787	$ 94,357,936
Total Common Stocks (Cost $1,200,000,739)		1,560,567,215
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	10,795,985	10,795,985
Total Short-Term Investment (Cost $10,795,985)		10,795,985
Total Investments (Cost $1,210,796,724)	100.4%	1,571,363,200
Other Assets, Less Liabilities	(0.4)	(6,762,172)
Net Assets	100.0%	$ 1,564,601,028

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,221	$ 98,551	$ (103,976)	$ —	$ —	$ 10,796	$ 112	$ —	10,796
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,560,567,215	$ —	$ —	$ 1,560,567,215
Short-Term Investment
Affiliated Investment Company	10,795,985	—	—	10,795,985
Total Investments in Securities	$ 1,571,363,200	$ —	$ —	$ 1,571,363,200

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MFS Research Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.5%
Aerospace & Defense 1.9%
Boeing Co. (The) (a)	9,319	$ 1,589,356
General Dynamics Corp.	6,118	1,667,644
Howmet Aerospace, Inc.	14,982	1,943,615
		5,200,615
Automobile Components 0.5%
Aptiv plc (a)	20,004	1,190,238
Banks 3.4%
JPMorgan Chase & Co.	26,405	6,477,147
PNC Financial Services Group, Inc. (The)	15,664	2,753,261
		9,230,408
Beverages 0.9%
PepsiCo, Inc.	16,358	2,452,718
Biotechnology 2.3%
AbbVie, Inc.	18,308	3,835,892
Vertex Pharmaceuticals, Inc. (a)	4,668	2,263,140
		6,099,032
Broadline Retail 4.6%
Amazon.com, Inc. (a)	65,329	12,429,495
Building Products 0.7%
Johnson Controls International plc	10,441	836,429
Trane Technologies plc	3,186	1,073,427
		1,909,856
Capital Markets 4.3%
Charles Schwab Corp. (The)	33,081	2,589,581
CME Group, Inc.	10,848	2,877,866
KKR & Co., Inc.	9,774	1,129,972
Moody's Corp.	3,256	1,516,286
Morgan Stanley	18,478	2,155,828
Northern Trust Corp.	11,378	1,122,440
		11,391,973
Chemicals 2.3%
Air Products and Chemicals, Inc.	5,984	1,764,801
Corteva, Inc.	23,881	1,502,831
DuPont de Nemours, Inc.	19,839	1,481,577
Sherwin-Williams Co. (The)	4,387	1,531,897
		6,281,106
Construction Materials 0.6%
CRH plc	19,190	1,688,144

	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail 0.7%
U.S. Foods Holding Corp. (a)	26,407	$ 1,728,602
Electric Utilities 2.6%
Alliant Energy Corp.	23,194	1,492,534
Constellation Energy Corp.	3,348	675,057
Duke Energy Corp.	15,224	1,856,871
PG&E Corp.	95,662	1,643,473
PPL Corp.	38,404	1,386,769
		7,054,704
Electrical Equipment 2.0%
Eaton Corp. plc	8,431	2,291,799
Emerson Electric Co.	17,460	1,914,314
Regal Rexnord Corp.	10,296	1,172,200
		5,378,313
Electronic Equipment, Instruments & Components 0.9%
CDW Corp.	7,158	1,147,141
TE Connectivity plc	9,731	1,375,185
		2,522,326
Energy Equipment & Services 0.2%
TechnipFMC plc	20,069	635,987
Entertainment 0.7%
Electronic Arts, Inc.	3,667	529,955
Spotify Technology SA (a)	2,304	1,267,269
		1,797,224
Financial Services 4.3%
Fiserv, Inc. (a)	11,092	2,449,446
Visa, Inc., Class A	25,889	9,073,059
		11,522,505
Food Products 0.9%
General Mills, Inc.	17,438	1,042,618
Mondelez International, Inc., Class A	21,135	1,434,010
		2,476,628
Ground Transportation 1.0%
Canadian Pacific Kansas City Ltd.	18,965	1,331,532
JB Hunt Transport Services, Inc.	8,204	1,213,782
		2,545,314
Health Care Equipment & Supplies 3.5%
Becton Dickinson & Co.	9,572	2,192,563
Boston Scientific Corp. (a)	23,966	2,417,690
Medtronic plc	32,098	2,884,326

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
STERIS plc	8,026	$ 1,819,093
		9,313,672
Health Care Providers & Services 2.2%
Cigna Group (The)	8,722	2,869,538
Humana, Inc.	3,888	1,028,765
McKesson Corp.	3,071	2,066,752
		5,965,055
Hotels, Restaurants & Leisure 2.5%
Aramark	62,288	2,150,182
Booking Holdings, Inc.	301	1,386,680
Expedia Group, Inc.	8,062	1,355,222
Hilton Worldwide Holdings, Inc.	7,315	1,664,528
		6,556,612
Household Products 0.6%
Colgate-Palmolive Co.	17,510	1,640,687
Insurance 3.1%
Aon plc, Class A	6,656	2,656,343
Chubb Ltd.	12,724	3,842,521
Willis Towers Watson plc	5,517	1,864,470
		8,363,334
Interactive Media & Services 6.9%
Alphabet, Inc., Class A	48,679	7,527,721
Meta Platforms, Inc., Class A	18,989	10,944,500
		18,472,221
IT Services 3.1%
Accenture plc, Class A	11,433	3,567,553
EPAM Systems, Inc. (a)	9,217	1,556,198
Gartner, Inc. (a)	2,916	1,223,962
Okta, Inc. (a)	18,934	1,992,236
		8,339,949
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	13,432	1,571,275
ICON plc (a)	4,392	768,556
Waters Corp. (a)	4,501	1,658,934
		3,998,765
Machinery 1.4%
Crane Co.	5,350	819,513
Nordson Corp.	7,486	1,510,076
Westinghouse Air Brake Technologies Corp.	8,181	1,483,624
		3,813,213

	Shares	Value
Common Stocks
Media 0.9%
Omnicom Group, Inc.	27,610	$ 2,289,145
Oil, Gas & Consumable Fuels 3.4%
Cheniere Energy, Inc.	3,494	808,512
ConocoPhillips	27,068	2,842,681
Exxon Mobil Corp.	21,307	2,534,041
Hess Corp.	12,935	2,066,108
Valero Energy Corp.	6,922	914,189
		9,165,531
Personal Care Products 0.8%
Estee Lauder Cos., Inc. (The), Class A	9,751	643,566
Kenvue, Inc.	60,245	1,444,675
		2,088,241
Pharmaceuticals 2.2%
Johnson & Johnson	23,826	3,951,304
Pfizer, Inc.	73,113	1,852,683
		5,803,987
Professional Services 1.1%
Leidos Holdings, Inc.	7,202	971,838
TransUnion	24,774	2,055,994
		3,027,832
Semiconductors & Semiconductor Equipment 7.4%
Broadcom, Inc.	7,800	1,305,954
Lam Research Corp.	29,110	2,116,297
Marvell Technology, Inc.	23,831	1,467,275
NVIDIA Corp.	109,492	11,866,743
NXP Semiconductors NV	7,309	1,389,148
QUALCOMM, Inc.	10,175	1,562,982
		19,708,399
Software 13.1%
Atlassian Corp., Class A (a)	7,528	1,597,517
Cadence Design Systems, Inc. (a)	10,859	2,761,770
Constellation Software, Inc.	706	2,235,852
Elastic NV (a)	10,042	894,742
HubSpot, Inc. (a)	2,183	1,247,126
Microsoft Corp.	52,006	19,522,532
Salesforce, Inc.	14,996	4,024,327
ServiceNow, Inc. (a)	1,884	1,499,928
Tyler Technologies, Inc. (a)	2,488	1,446,498
		35,230,292
Specialized REITs 1.7%
Extra Space Storage, Inc.	9,927	1,474,060

	Shares	Value
Common Stocks
Specialized REITs
SBA Communications Corp.	13,813	$ 3,038,998
		4,513,058
Specialty Retail 1.8%
Home Depot, Inc. (The)	8,831	3,236,473
Ross Stores, Inc.	13,245	1,692,579
		4,929,052
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	46,490	10,326,824
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	22,775	1,445,757
Tobacco 0.7%
Philip Morris International, Inc.	12,310	1,953,966
Trading Companies & Distributors 0.4%
Ferguson Enterprises, Inc.	6,527	1,045,821
Total Common Stocks (Cost $283,948,166)		261,526,601
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	3,006,345	3,006,345
Total Short-Term Investment (Cost $3,006,345)		3,006,345
Total Investments (Cost $286,954,511)	98.6%	264,532,946
Other Assets, Less Liabilities	1.4	3,728,246
Net Assets	100.0%	$ 268,261,192

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 5,504	$ (2,498)	$ —	$ —	$ 3,006	$ 12	$ —	3,006
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 261,526,601	$ —	$ —	$ 261,526,601
Short-Term Investment
Affiliated Investment Company	3,006,345	—	—	3,006,345
Total Investments in Securities	$ 264,532,946	$ —	$ —	$ 264,532,946

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MFS Investors Trust Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.1%
Aerospace & Defense 1.8%
Howmet Aerospace, Inc.	52,957	$ 6,870,112
Banks 3.8%
Bank of America Corp.	111,533	4,654,272
JPMorgan Chase & Co.	40,809	10,010,448
		14,664,720
Beverages 0.7%
Diageo plc	108,614	2,833,390
Biotechnology 1.8%
Vertex Pharmaceuticals, Inc. (a)	14,468	7,014,376
Broadline Retail 4.7%
Amazon.com, Inc. (a)	96,095	18,283,035
Building Products 1.4%
Allegion plc	26,867	3,505,069
Johnson Controls International plc	22,051	1,766,505
		5,271,574
Capital Markets 3.3%
CME Group, Inc.	27,612	7,325,188
Goldman Sachs Group, Inc. (The)	9,763	5,333,429
		12,658,617
Chemicals 1.2%
Linde plc	10,379	4,832,877
Commercial Services & Supplies 0.8%
Waste Management, Inc.	12,854	2,975,829
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp.	6,760	6,393,473
Electric Utilities 3.6%
Alliant Energy Corp.	52,003	3,346,393
Southern Co. (The)	40,424	3,716,987
Xcel Energy, Inc.	100,663	7,125,934
		14,189,314
Electrical Equipment 4.2%
AMETEK, Inc.	22,862	3,935,465
Eaton Corp. plc	21,108	5,737,788
Emerson Electric Co.	34,870	3,823,147

	Shares	Value
Common Stocks
Electrical Equipment
Hubbell, Inc.	8,949	$ 2,961,313
		16,457,713
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	21,187	1,389,656
TE Connectivity plc	37,754	5,335,395
		6,725,051
Entertainment 0.2%
Electronic Arts, Inc.	5,549	801,941
Financial Services 7.1%
Fiserv, Inc. (a)	40,004	8,834,084
Mastercard, Inc., Class A	14,593	7,998,715
Visa, Inc., Class A	30,970	10,853,746
		27,686,545
Food Products 0.7%
Mondelez International, Inc., Class A	38,486	2,611,275
Ground Transportation 0.3%
Canadian Pacific Kansas City Ltd.	14,233	999,299
Health Care Equipment & Supplies 6.0%
Abbott Laboratories	40,986	5,436,793
Becton Dickinson & Co.	21,701	4,970,831
Medtronic plc	80,645	7,246,760
STERIS plc	24,373	5,524,140
		23,178,524
Health Care Providers & Services 1.7%
Cigna Group (The)	20,125	6,621,125
Hotels, Restaurants & Leisure 0.7%
Aramark	75,448	2,604,465
Household Products 2.7%
Colgate-Palmolive Co.	38,331	3,591,615
Procter & Gamble Co. (The)	39,999	6,816,629
		10,408,244
Insurance 4.7%
Aon plc, Class A	17,278	6,895,477
Chubb Ltd.	18,978	5,731,166
Willis Towers Watson plc	16,975	5,736,701
		18,363,344

	Shares	Value
Common Stocks
Interactive Media & Services 6.2%
Alphabet, Inc., Class A	104,586	$ 16,173,179
Meta Platforms, Inc., Class A	13,780	7,942,241
		24,115,420
IT Services 0.6%
EPAM Systems, Inc. (a)	12,713	2,146,463
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	37,009	4,329,313
ICON plc (a)	11,639	2,036,708
		6,366,021
Machinery 0.8%
Westinghouse Air Brake Technologies Corp.	17,443	3,163,288
Oil, Gas & Consumable Fuels 3.5%
ConocoPhillips	77,492	8,138,210
Exxon Mobil Corp.	45,258	5,382,534
		13,520,744
Personal Care Products 1.5%
Kenvue, Inc.	251,619	6,033,824
Pharmaceuticals 1.5%
Johnson & Johnson	36,400	6,036,576
Professional Services 1.2%
Dun & Bradstreet Holdings, Inc.	347,005	3,102,225
TransUnion	19,702	1,635,069
		4,737,294
Semiconductors & Semiconductor Equipment 7.6%
Analog Devices, Inc.	21,450	4,325,821
ASML Holding NV	4,179	2,765,233
Lam Research Corp.	50,450	3,667,715
NVIDIA Corp.	134,865	14,616,669
Onto Innovation, Inc. (a)	12,311	1,493,817
Texas Instruments, Inc.	15,386	2,764,864
		29,634,119
Software 11.3%
Check Point Software Technologies Ltd. (a)	32,819	7,480,106
Microsoft Corp.	75,948	28,510,120
Salesforce, Inc.	30,101	8,077,904
		44,068,130
Specialized REITs 1.6%
American Tower Corp.	29,455	6,409,408

	Shares	Value
Common Stocks
Specialty Retail 1.2%
Home Depot, Inc. (The)	12,657	$ 4,638,664
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	70,545	15,670,161
Textiles, Apparel & Luxury Goods 0.8%
LVMH Moet Hennessy Louis Vuitton SE	4,956	3,094,143
Total Common Stocks (Cost $403,531,281)		382,079,098
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.164% (b)	1,696,358	1,696,358
Total Short-Term Investment (Cost $1,696,358)		1,696,358
Total Investments (Cost $405,227,639)	98.6%	383,775,456
Other Assets, Less Liabilities	1.4	5,636,661
Net Assets	100.0%	$ 389,412,117

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 9,099	$ (7,403)	$ —	$ —	$ 1,696	$ 12	$ —	1,696
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Beverages	$ —	$ 2,833,390	$ —	$ 2,833,390
Semiconductors & Semiconductor Equipment	26,868,886	2,765,233	—	29,634,119
Textiles, Apparel & Luxury Goods	—	3,094,143	—	3,094,143
All Other Industries	346,517,446	—	—	346,517,446
Total Common Stocks	373,386,332	8,692,766	—	382,079,098
Short-Term Investment
Affiliated Investment Company	1,696,358	—	—	1,696,358
Total Investments in Securities	$ 375,082,690	$ 8,692,766	$ —	$ 383,775,456

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Newton Technology Growth Portfolio
Portfolio of Investments March 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 94.3%
Aerospace & Defense 2.2%
Axon Enterprise, Inc. (a)	43,351	$ 22,800,458
Broadline Retail 8.9%
Alibaba Group Holding Ltd., Sponsored ADR	76,805	10,155,925
Amazon.com, Inc. (a)	255,348	48,582,511
MercadoLibre, Inc. (a)	5,254	10,249,871
PDD Holdings, Inc., ADR (a)	194,791	23,053,515
		92,041,822
Diversified Consumer Services 0.8%
Duolingo, Inc. (a)	27,145	8,429,608
Entertainment 6.4%
Netflix, Inc. (a)	52,433	48,895,346
Spotify Technology SA (a)	31,442	17,294,043
		66,189,389
Interactive Media & Services 11.6%
Alphabet, Inc., Class C	274,344	42,860,763
Meta Platforms, Inc., Class A	79,453	45,793,531
Pinterest, Inc., Class A (a)	329,723	10,221,413
Tencent Holdings Ltd., ADR	317,599	20,275,520
		119,151,227
IT Services 6.9%
Akamai Technologies, Inc. (a)	171,682	13,820,401
MongoDB, Inc. (a)	66,005	11,577,277
Shopify, Inc., Class A (a)	473,113	45,172,829
		70,570,507
Real Estate Management & Development 2.2%
CoStar Group, Inc. (a)	289,295	22,920,843
Semiconductors & Semiconductor Equipment 28.6%
Applied Materials, Inc.	109,539	15,896,300
ASML Holding NV (Registered), ADR	22,933	15,196,094
Infineon Technologies AG, ADR	548,884	18,179,038
Lam Research Corp.	350,333	25,469,209
Micron Technology, Inc.	407,110	35,373,788
NVIDIA Corp.	631,411	68,432,323
Onto Innovation, Inc. (a)	42,962	5,213,009
QUALCOMM, Inc.	180,906	27,788,971
Synaptics, Inc. (a)	246,696	15,719,469
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	407,552	67,653,632
		294,921,833
Software 23.2%
Atlassian Corp., Class A (a)	45,434	9,641,549

	Shares	Value
Common Stocks
Software
Datadog, Inc., Class A (a)	60,124	$ 5,964,902
HubSpot, Inc. (a)	28,310	16,173,220
Intuit, Inc.	68,600	42,119,714
JFrog Ltd. (a)	477,595	15,283,040
Klaviyo, Inc., Class A (a)	643,224	19,463,958
Microsoft Corp.	130,691	49,060,094
Oracle Corp.	246,490	34,461,767
ServiceNow, Inc. (a)	46,793	37,253,779
Synopsys, Inc. (a)	21,889	9,387,098
		238,809,121
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	135,740	30,151,926
Pure Storage, Inc., Class A (a)	133,765	5,921,777
		36,073,703
Total Common Stocks (Cost $1,143,252,824)		971,908,511
Preferred Stocks 0.9%
Broadline Retail 0.0% ‡
Roofstock, Inc. Series E (a)(b)(c)	73,422	471,369
Software 0.9%
Databricks, Inc. (a)(b)(c)
Series H	62,553	4,603,275
Series I	5,384	396,209
Series J	55,462	4,081,449
		9,080,933
Total Preferred Stocks (Cost $12,534,986)		9,552,302
Short-Term Investment 3.2%
Affiliated Investment Company 3.2%
NYLI U.S. Government Liquidity Fund, 4.164% (d)	32,839,199	32,839,199
Total Short-Term Investment (Cost $32,839,199)		32,839,199
Total Investments (Cost $1,188,627,009)	98.4%	1,014,300,012
Other Assets, Less Liabilities	1.6	16,940,157
Net Assets	100.0%	$ 1,031,240,169

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security—As of March 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $9,552,302, which represented 0.9% of the Portfolio’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of March 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 50,365	$ (17,526)	$ —	$ —	$ 32,839	$ 93	$ —	32,839
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 971,908,511	$ —	$ —	$ 971,908,511
Preferred Stocks	—	—	9,552,302	9,552,302
Short-Term Investment
Affiliated Investment Company	32,839,199	—	—	32,839,199
Total Investments in Securities	$ 1,004,747,710	$ —	$ 9,552,302	$ 1,014,300,012

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

New York Life Investments VP Funds Trust
Notes to Portfolios of Investments March 31, 2025 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments VP Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of March 31, 2025, is included at the end of the Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Portfolio's procedures described above. The liquidity of each Portfolio's investments was determined as of March 31, 2025, and can change at any time.